Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life One

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life Two

Hartford Life Insurance Company--
Putnam Capital Manager Trust
Separate Account Five

ITT Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account Two

ITT Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account Five

ITT Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life One

ITT Hartford Life and Annuity
Insurance Company--
Putnam Capital Manager Trust
Separate Account
Variable Life Two



* Putnam VT Asia Pacific Growth Fund
* Putnam VT Diversified Income Fund
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Growth Fund
* Putnam VT Growth and Income Fund
* Putnam VT High Yield Fund
* Putnam VT International Growth Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT U.S. Government and High Quality
    Bond Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund

A series of mutual fund portfolios for variable insurance investors offered in conjunction with the Hartford Life Insurance Companies

SEMIANNUAL REPORT
June 30, 1997

[LOGO; BOSTON * LONDON * TOKYO]



To the contract-holders and policy-owners of Putnam Capital Manager Trust Separate Accounts

With inflation remaining temperate in most markets and overall economic growth fairly strong throughout the world, global equities continued to surpass fixed-income instruments during the first half of Putnam Capital Manager Trust's fiscal year. For the six months ended June 30, 1997, U.S. stocks once again led world equity performance. Although foreign bonds were generally unable to continue last year's outperformance of U.S. fixed-income securities, individual markets did post exceptional returns. As always, Putnam's team of portfolio managers and analysts combined in-depth fundamental and technical research to maximize each portfolio's investment opportunities.

EQUITIES
* United States Following a March-April swoon, U.S. stocks soared to record levels during the first half of fiscal 1997 as markets and investor confidence levels quickly recovered from the Federal Reserve Board's late-March interest-rate increase. Ideal conditions fueled this powerful rally: falling interest rates, steady economic growth, and favorable demand and supply characteristics for equities. During the first half of the period, the so-called "Nifty Fifty" handful of large, best-known multinational blue-chip companies dominated the market, but mid- and small-cap stocks rebounded sharply in the spring. Volatility remained high, but was generally on the upside during this record-breaking period.

* Europe The core markets of Western Europe performed quite favorably over the period, despite the high unemployment and political uncertainty which beset many of them. Essentially, continental stock markets seem to have benefited from investor hopes for better shareholder returns stemming from corporate restructurings begun in the early 1990s. For many companies, these changes have translated into improved efficiency and profitability, corporate characteristics that have historically led to better returns. Particular equity sectors enjoying favor over the period included pharmaceutical and medical technology companies, especially those in the United Kingdom, Switzerland, Sweden, and Germany. Advanced communications companies and other consumer products firms also performed well.

* Pacific Rim Following marked weakness early in the period, Japanese stock prices later rebounded. The once moribund Japanese economy has shown some signs of life. Southeast Asian economic growth rates are still better than those in the United Kingdom and Europe, but the region is contending with slower export growth. Economic crisis and currency devaluations in Thailand, Malaysia, and the Philippines cast a pall over the region's markets. Investors' assumption that there would be a smooth transfer of power in Hong Kong proved correct. Much of Latin America has achieved what only a few years ago appeared impossible: stable growth with negligible inflation. Privatization was also a key theme in Latin America, mainly in telecommunications, electric utilities, and railroads.

FIXED INCOME
* United States While the U.S. fixed-income market was not as volatile as the equity market, it did feel its share of ups and downs during the period. Fears of inflation brought on by the economy's seemingly relentless strength dominated market psychology until the Fed finally raised short-term rates by one-quarter point on March 25. Thereafter, the market calmed down; bond yields declined and both actual and anticipated volatility appeared to wane. U.S. Treasuries turned in muted performance for the period, as investors searched for -- and found -- higher yields in asset-backed and mortgage-backed securities, as well as high-yield corporate bonds.

* Global With worldwide economic growth accelerating and government and central bank policies emphasizing fiscal responsibility, global fixed-income markets showed strength throughout the period. Over the past three months, higher-yielding markets in all sectors outperformed their lower-yielding counterparts: emerging markets beat developed countries; the Anglo markets of Canada and Australia outperformed the U.S.; and peripheral European markets bested core European markets. Japan was at the bottom of the heap, although conditions appeared to improve as the period drew to a close.

* High Yield With continued U.S. economic strength, merger and acquisition activity in several industries, and steady demand from a wide range of investors, the high-yield market continued to offer solid performance during the period. Even the Fed's March increase in interest-rates caused but a hiccup in high-yield bond prices, so strong were the other factors supporting the market. Telecommunications issues continued to offer excellent prospects for income and price appreciation, along with banking and electric utility bonds. However, the fastest-growing segment of the high-yield market may well be outside the United States, in developing countries. Interestingly, many governmental entities and private companies of investment-grade quality are having to issue high-yield bonds because the countries in which they reside have below-investment-grade status.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice.

SUB-ACCOUNT PERFORMANCE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
Total return         PCM             PCM           PCM             PCM      PCM          PCM          PCM             PCM
at unit value        Asia            Diversified   Global          Global   Growth       High         International   International
(as of 6/30/97)*     Pacific         Income        Asset Alloca-   Growth   and Income   Yield        Growth          Growth and
                     Growth          Fund          tion Fund       Fund     Fund         Fund         Fund            Income Fund
                     Fund
-----------------------------------------------------------------------------------------------------------------------------------
6 months              6.04%           1.64%         12.25%         15.28%    14.97%        5.13%        --                --
 ...................................................................................................................................
1 year                8.33            8.32          21.23          22.28     27.50        11.99         --                --
 ...................................................................................................................................
5 years                --               --          83.00          86.36    114.12        63.53         --                --
 ...................................................................................................................................
  annualized           --               --          12.85          13.26     16.45        10.34         --                --
 ...................................................................................................................................
Life (since 2/1/88)  15.61           23.26         157.09          99.35    276.00       138.46       15.00%**         14.89%**
 ...................................................................................................................................
  annualized          6.91+           5.67++        10.56          10.12     15.11         9.68         --                --
-----------------------------------------------------------------------------------------------------------------------------------
                     PCM             PCM           PCM             PCM      PCM          PCM          PCM             PCM
                     International   Money         New             New      U.S. Govt    Utilities    Vista           Voyager
                     New Oppor-      Market        Opportunities   Value    and High     Growth       Fund            Fund
                     tunities Fund   Fund          Fund            Fund     Quality      and Income
                                                                            Bond Fund    Fund
-----------------------------------------------------------------------------------------------------------------------------------
6 months               --             1.81%          9.28%           --       2.10%        6.12%        --             10.79%
 ...................................................................................................................................
1 year                 --             3.68           3.06            --       7.05        15.51         --             10.99
 ...................................................................................................................................
5 years                --            14.93           --              --      33.90        70.13         --            134.37
 ...................................................................................................................................
  annualized           --             2.82           --              --       6.01        11.21         --             18.57
 ...................................................................................................................................
Life (since 2/1/88)  10.92%**        45.49          81.79          11.13%**  90.22        70.55        9.65%**        301.35
 ...................................................................................................................................
  annualized           --             4.06          20.82++++        --       7.07        10.90+++++    --             15.91
-----------------------------------------------------------------------------------------------------------------------------------
Total return         PCM             PCM           PCM             PCM      PCM          PCM          PCM             PCM
at CDSC              Asia            Diversified   Global          Global   Growth       High         International   International
(as of 6/30/97)*     Pacific         Income        Asset Alloca-   Growth   and Income   Yield        Growth          Growth and
                     Growth          Fund          tion Fund       Fund     Fund         Fund         Fund            Income
                     Fund                                                                                             Fund
-----------------------------------------------------------------------------------------------------------------------------------
6 months              0.64%          -3.76%          6.85%          9.88%     9.58%       -0.27%        --                --
 ...................................................................................................................................
1 year                2.93            2.92          15.83          16.88     22.10         6.59         --                --
 ...................................................................................................................................
5 years                --              --           79.40          82.76    110.52        59.93         --                --
 ...................................................................................................................................
  annualized           --              --           12.40          12.82     16.05         9.85         --                --
 ...................................................................................................................................
Life (since 2/1/88)  11.11           18.76         157.09          99.35    276.00       138.46        9.60%**          9.49%**
 ...................................................................................................................................
  annualized          4.98+           4.64++        10.56          10.12+++  15.11         9.68         --                --
-----------------------------------------------------------------------------------------------------------------------------------
                     PCM             PCM           PCM             PCM      PCM          PCM          PCM             PCM
                     International   Money         New             New      U.S. Govt    Utilities    Vista           Voyager
                     New Oppor-      Market        Opportunities   Value    and High     Growth       Fund            Fund
                     tunities Fund   Fund          Fund            Fund     Quality      and Income
                                                                            Bond Fund    Fund
-----------------------------------------------------------------------------------------------------------------------------------
6 months               --            -3.59%          3.89%            --     -3.30%        0.72%        --              5.39%
 ...................................................................................................................................
1 year                 --            -1.72          -2.34             --      1.65        10.11         --              5.59
 ...................................................................................................................................
5 years                --            11.33            --              --     30.30        66.53         --            130.77
 ...................................................................................................................................
  annualized           --             2.17            --              --      5.44        10.74         --             18.21
 ...................................................................................................................................
Life (since 2/1/88)   5.52%**        45.49          77.29           5.73%**  90.22        67.8         4.25%**        301.35
 ...................................................................................................................................
  annualized           --             4.06          19.84++++         --      7.07        10.54+++++    --             15.91
-----------------------------------------------------------------------------------------------------------------------------------
    * This performance summary and the unit value and performance data included in the following subaccount discussions apply only to Putnam Capital Manager variable annuity contracts. Performance data for variable life insurance policies are not included.
      All total return figures at CDSC are for subaccounts of the Hartford Life Insurance Company Separate Account and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures at
      CDSC reflect deductions for the applicable contingent deferred sales charge. The CDSC starts at 6% and declines over 8 years.
      The underlying mutual funds were active before the effective dates for other separate accounts. Performance data represent past results, with no adjustments made for taxes on reinvested distributions payable upon withdrawal. Future unit values and investment returns may vary so an investor's units, when redeemed, may be worth more or less than their original cost.
      Performance for other separate accounts will differ.
    + Date of inception: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.
   ++ Date of inception: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.
  +++ Date of inception:  May 1, 1990.
   ** Commencement of operations: January 2, 1997. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for these funds during the period;
      without the limitation, total return would have been lower.
 ++++ Date of inception: May 2, 1994.
+++++ Commencement of operations:  May 4, 1992. The fund's inception date was May 1, 1992.



PCM Asia Pacific Growth Fund
Sub-Account

As bad went to worse for the returns of many Pacific Rim markets during the period, PCM Asia Pacific Growth Fund subaccount demonstrated some of the virtues of active portfolio management. Over the period, management decisions helped mitigate the negative impact of some of these markets on fund performance. For the six months ended June 30, 1997, the subaccount tallied returns of 6.04% at unit value.

Japan's macroeconomic problems continued to hamper stock market performance, as the Nikkei Index dropped significantly over the period. Multinational export-oriented firms formed one bright spot, however, since these firms benefited as the yen continued to fall against the U.S. dollar. Fortunately, the portfolio contained several of these holdings, along with some purely domestic companies that performed less vigorously. An underweighting in the Japanese market relative to its peer group -- along with a significant hedge against the yen -- also helped keep the subaccount's returns ahead of many of its competitors.

As the first quarter of 1997 began to unfold, some Pacific Rim markets began to decline under the influence of factors such as overheated property markets, the fear of rising U.S. interest rates, and a host of economic and political uncertainties. Hong Kong felt these pressures, although the fund had already reallocated many of its real estate holdings into the utilities sector, which went on to significantly outperform the broader market. Australia's bank and housing stocks also buoyed performance, as these sectors defied that country's overall poor stock market returns.

The emerging markets were mixed and volatile during the past six months. Management's strategy in these markets has been to remain highly selective, seeking to take advantage of what it sees as promising opportunities while generally keeping the country allocations low to soften the impact of these markets' characteristic volatility. Consequently, the fund has relatively small stakes in countries such as Thailand, India, and Indonesia. On the other hand, some markets such as Taiwan -- which saw signs of economic recovery, strong liquidity, and a trade surplus -- held up well along with Malaysia, which experienced some of the most robust corporate growth in the region. The fund's allocation in Malaysia was the largest among the emerging markets.

Looking ahead, management sees the biggest wild card for many Pacific Rim countries to be U.S. interest rates, which can affect their stock market performance significantly. Nonetheless, management believes the fund underlying the subaccount is well positioned to take advantage of future opportunities and that Southeast Asia offers long-term investors the potential for growth above and beyond that provided in the established Western economies.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located in Asia and the Pacific Basin
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $11.56
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM Diversified Income Fund
Sub-Account

Timely portfolio adjustments and defensive positioning in the U.S. government and high-yield sectors of the portfolio enabled PCM Diversified Income Fund subaccount to provide strong performance over the semiannual period. For the six months ended June 30, 1997, the subaccount turned in a total return of 1.64% at unit value. Once again, the underlying fund's high-yield bond sector led performance, followed by the U.S. government sector.

While most of the period was characterized by a financially friendly market environment of steady economic growth, low inflation, and falling interest rates, March brought a significant -- albeit short-lived -- change of course. In the midst of a sharply declining U.S. stock market, the Federal Reserve Board raised short-term interest rates in what was then viewed as the first in a series of moves to keep inflation in check. Anticipating this changing climate, the fund's managers began to adjust the portfolio's allocations in February, taking a more defensive position in the U.S. government sector and trimming back exposure to the high-yield market. High-yield bonds tend to mirror the direction of the stock market, and so this move enabled them to cushion the fund against the expected stock market correction. Meanwhile the international sector, specifically European bonds, did well in local currency terms but fund results were hurt by a strong dollar.

Even with the cutback, the high-yield sector included some of the fund's best-performing holdings. Among the period's strongest performers were bonds of smaller telephone companies, foreign cellular companies, broadcasting firms, and outdoor advertising or billboard companies. In the U.S. government sector, management retained its emphasis on mortgage-backed securities, which continued to offer higher yields and greater potential price appreciation than U.S. Treasury holdings and appear likely to do so for some time. In February, management repositioned the U.S. government sector more defensively, shifting the portfolio into a barbell configuration in order to shorten the average maturity of the portfolio. Mainly, this meant selling a significant position in intermediate Treasury securities in favor of cash and long-term Treasury bonds and swapping current coupon mortgages for shorter-duration high-coupon mortgages and long-term mortgage securities.

Toward mid-winter, management began to reduce the fund's position in peripheral Europe, taking profits and shifting the portfolio's focus toward core European markets such as Germany and France. This move was successful, since core markets proved less volatile and delivered strong performance.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. government securities, high-yield bonds and international instruments
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $12.33
------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations and political developments, that are not present with domestic investments. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


PCM Global Asset Allocation Fund
Sub-Account

The six months ended June 30, 1997, were marked by a number of significant events in the global financial markets including record highs for the Dow Jones Industrial Average, and the Federal Reserve Board's interest-rate increase on March 25. PCM Global Asset Allocation Fund subaccount turned in positive total return performance of 12.25% at unit value. For the first time over the life of the underlying fund, the balanced sector delivered top returns, closely followed by the growth sector, and finally the conservative sector.

Fiscal 1997 began right where 1996 left off for the U.S. economy, with stocks continuing to outperform bonds. In fact, strong earnings growth, falling interest rates, and low inflation have combined in recent years to bring about one of the great bull markets in U.S. history. In recent months, however, each of these trends has begun to reverse itself. In response, the stock market has suffered a few sporadic corrections. While a prolonged correction is unlikely, in the face of uncertainty and to protect gains made in the last two years, the fund's management has underweighted U.S. stock holdings relative to their overseas counterparts.

In March, the U.S. bond market underwent a selloff in anticipation of the Fed's eventual increase in short-term rates. Longer-term prospects for U.S. fixed-income securities remain somewhat brighter, and management plans to emphasize U.S. investment-grade bonds at the expense of international bonds as the year goes on.

Among international stock markets, Germany's continues to display positive fundamentals. Stocks have rallied over the past few months in the United Kingdom, but the market is likely to deteriorate in coming months and we have underweighted the portfolio in U.K. stocks. With volatility likely in Japan, management's emphasis on careful stock selection will continue.

As expected, foreign bonds generally were unable to continue last year's outperformance of U.S. fixed-income securities. Japanese bonds were top global performers, but various market conditions make them less desirable investments at this time. Germany and the United Kingdom are both undergoing economic expansion that leaves their bond markets with little or no room for expansion. Overall, management plans to switch its fixed-income emphasis to favor the U.S. market.

Amid today's changing environment, the managers believe it best to reduce the portfolio's exposure to riskier assets and increase international diversification. Accordingly, they plan to underweight U.S. equities in favor of European and emerging market equities and reduce exposure to fixed-income securities, especially those overseas, in favor of cash.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock and bond markets
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $25.71
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM Global Growth Fund
Sub-Account

Driven mostly by an emphasis on technology stocks worldwide, as well as sound stock picking in Japan and the United States, and the positive markets of Western Europe, PCM Global Growth Fund subaccount achieved a solid total return of 15.28% at unit value for the six months ended June 30, 1997. While remaining risk-conscious, management continued to focus on companies with demonstrated revenues and earnings growth -- and strong prospects for continued expansion.

Despite political uncertainty and unemployment in key Western European markets over the period, most Continental stock markets moved steadily upward. Management believes this positive performance was driven by the hope for better shareholder returns following corporate restructurings, begun in the early 1990s, which have increased the efficiency and profitability of many European firms. France and the United Kingdom were two exceptions, as political uncertainty undermined their stock market performance and the portfolio's overweight positioning proved incorrect.

The Japanese stock market continued to suffer difficulties throughout the period. Nevertheless, the underlying fund owned shares of selected Japanese companies with strong overseas operations, many of which performed well despite the falling Nikkei Index. Elsewhere in Asia, Hong Kong had a generally buoyant market in recent months and the fund also benefited from positive performance by holdings in the Philippines, Singapore, South Korea, and Taiwan. With the exception of Hong Kong, these holdings represent a fairly small percentage of the portfolio, although the fund's managers believe they offer exceptional growth opportunities. Indeed, emerging markets in Asia -- and elsewhere -- play a small but helpful role in the subaccount's performance.

Although the U.S. stock market was beset by substantial volatility during the period, the fund benefited from astute stock selection as several of its holdings appreciated significantly. The fund's extensive technology holdings -- most notably semiconductor equipment-related stocks -- rebounded sharply during the second quarter of 1997, substantially boosting fund returns. Had the portfolio not been underweight in the U.S. market, gains would have been even greater.

As the fund entered the second half of its fiscal year, management began paring back exposure to many of the Continental European growth stocks and to the technology sector overall. These stocks have been stellar performers and in many cases have exceeded the fund's original price targets. Taking profits now will enable the fund to take advantage of some excellent opportunities in the United Kingdom, Canada, and Japan which have the potential to provide superior returns in coming months.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $19.93
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM Growth and Income Fund
Sub-Account

Once again, PCM Growth and Income Fund subaccount's strategy of identifying undervalued companies with the potential for positive change produced solid performance. For the six months ended June 30, 1997, the subaccount posted a total return of 14.97% at unit value.

Throughout the first half of the semiannual period, investors played a waiting game, trying to anticipate when the Federal Reserve Board would respond to an overheating economy. In late March, the Fed finally issued its preemptive strike: a quarter-point increase in the federal funds rate, the first tightening in two years.

Toward the middle of May, the economy settled into a more sustainable pace. Even as unemployment continued to fall and consumer confidence hit a 28-year high, retail sales slowed, inventories started building up, and construction spending remained soft. Consumer prices barely increased during the period, while wholesale prices actually fell. Global competition and improved labor productivity have been key factors in continued price and wage restraint.

Even though the Fed's increase in interest rates was generally expected, it triggered the largest equity selloff since 1987. The retreat was short-lived, however, as the stock market quickly recovered and set a string of new highs. The Fed left interest rates unchanged in May and, in light of further indications that growth has moderated and inflation remains tame, seems content to continue its wait-and-see policy over the near term.

The subaccount benefited from the underlying fund's holdings in the retail, energy, health-care, financial, and technology sectors. During the second quarter, the subaccount benefited from an overweighting in capital goods and an underweighting in energy. Fortuitous selection of individual technology issues added to the subaccount's positive results. Performance was hindered, however, by underweightings in health care and technology and overweightings in basic industrials and consumer cyclical issues.

Management's outlook remains favorable for large-cap value-oriented portfolios like the fund's and believes valuations of these stocks are still fairly attractive relative to the general market.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and convertible securities
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $37.60
------------------------------------------------------------------------


PCM High Yield Fund
Sub-Account

While 1997 has been a disappointing year so far for some bond investors, high-yield bond investors continued to enjoy a strong market. Issuers of below-investment-grade debt generally were able to weather March's increase in interest rates with little visible effect, thanks to a vibrant U.S. economy and record growth in productivity. Whereas U.S. Treasuries ended the semiannual period virtually where they started, PCM High Yield Fund subaccount provided a total return of 5.13% at unit value for the six months ended June 30, 1997.

Several factors contributed to the resilience of the high-yield market. On the economic front, corporate earnings and cash flow continued to improve, enabling companies to pare down debt and pave the way for upgrades by rating agencies. Merger and acquisition activity in several industries also supported high-yield security prices during the period -- and boosted subaccount returns. A low default rate among issuers and sustained demand from insurance companies, pension funds, foreign investors, and others also buoyed high-yield market performance.

During the period, the portfolio underwent a slight shift in emphasis away from the telecommunications sector -- its largest sector at the beginning of the period -- and toward other, equally promising areas. Banking is one such sector. Simply put, there are too many banks. Mergers and acquisitions should continue to sweep this industry and as the weakest players, banks that issue high-yield debt are most likely to be acquired. When a holding is acquired, the fund can benefit from higher bond prices resulting from credit upgrades. Another area of increased emphasis -- and one that helped drive returns during the period -- is the electric utility sector. Management purchased many of these bonds at attractive prices and now they are providing strong earnings and some have even enjoyed credit upgrades and rapid price appreciation.

Arguably, the fastest-growing segment of the high-yield market lies in developing countries. Countries in Asia and Latin America have been particularly active high-yield bond issuers in recent years. During the period, this fund's performance benefited from stellar returns in countries ranging from Mexico and Argentina to Russia.

With current high-yield bond valuations abroad almost as lofty as those in the U.S. stock market, bond prices may be vulnerable to correction in the coming months as investors and the Federal Reserve weigh the evidence in favor of and against higher inflation. In any case, as bond prices continue to ride the inevitable waves of investor sentiment, management will continue to use in-depth credit research to construct a well-diversified portfolio than can offer the potential for income and price appreciation in the months ahead.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding, lower-rated corporate bonds and notes
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $23.85
------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.


PCM International Growth Fund
Sub-Account

Robust performance in the world's equity markets provided a favorable backdrop for positive subaccount returns from inception on January 2, 1997, through June 30, 1997. In fact, the underlying fund's investment strategy, which balances top-down country allocation and bottom-up stock selection, enabled it to tally a superior total return of 15.00% at unit value.

Although the early months of operation can be a challenging time for any fund, PCM International Growth Fund subaccount's focus on stocks offering predictable growth at compelling valuations has already produced good results. The subaccount's positive performance during the recent period reflects astute stock selection amid the continuing advance of core European markets as well as a rebound in the Japanese market and currency over the second quarter. European stock markets are benefiting from pro-equities positions of many governments as the Continent prepares for monetary union. In fact, improved growth prospects pushed many European markets higher, and portfolio holdings in Germany, the Netherlands, and Switzerland made significant contributions to fund returns.

Country allocations also added modestly to portfolio returns, as overweight positions in the Netherlands and Switzerland more than compensated for an underweight position in Spain's vibrant market. Among the weaker markets, the portfolio was underweight in the United Kingdom and Malaysia. These positives were partially offset by a relatively underweight position in Japan, which rallied solidly in the second quarter. In Latin America, management reduced Brazilian holdings and increased the Mexican position. The weighting in Canada has been increased 6%, primarily in the banking and telecommunications sectors.

Management uses currency hedging defensively to protect portfolio value during periods of U.S. dollar strength. In the recent period, the hedges held against Continental European positions were modest contributors to returns. Early in the second quarter, management significantly reduced a hedge against the Japanese yen -- which had strengthened against the dollar after seven consecutive quarters of weakness -- but the position was still a drag on performance. All in all, defensive currency hedging was a small positive for portfolio performance.

As always, stock selection focuses on valuation, and management currently believes that the price levels of stocks in Europe as well as Japan and the emerging markets remain reasonable. Over the next few months, management plans to reduce exposure to Continental European markets, slightly increased holdings in the United Kingdom and Singapore, maintain the current increased Japanese position, and maintain the portfolio's current market weighting in Hong Kong with some shifts in stock selection there.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located outside of North America
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $11.50
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM International Growth and Income Fund
Sub-Account

PCM International Growth and Income Fund subaccount entered the overseas investing arena at the beginning of 1997 with a mission of finding undervalued companies possessing the potential for positive change. Management is pleased to report that this "cheapness and change" philosophy has worked very well as many overseas companies embrace the concept of creating value for their shareholders, rebuild themselves based on aggressive corporate restructuring programs, and work to be more competitive in the global marketplace. From inception on January 2, 1997, through June 30, 1997, the subaccount posted a total return of 14.89% at unit value.

Despite a Socialist victory in the French elections and continued concern about the feasibility of European Monetary Union (EMU), Continental Europe proved to be a solid part of the fund's portfolio. In general, European equities benefited from increased corporate restructuring activity, low interest rates, and varying levels of economic recovery. Additionally, a strong dollar contributed to the profitability of European exporters. The underlying fund took advantage of this positive environment with astute stock selections in France, the Netherlands, Switzerland, and Germany.

In the United Kingdom, the market reacted positively to the new Labor government's initial fiscal and monetary policy steps, then cooled somewhat as interest rates rose slightly. Despite this mixed performance by the overall market, the fund found several attractive opportunities in the pharmaceutical and consumer-products sectors.

As investors digested the effects of Prime Minister Ryutaro Hashimoto's "Big Bang" economic reform policies, the once moribund Japanese economy showed some signs of life. For most of the period, the stock market was led by large, export-oriented companies that would profit from the weak yen. The fund found attractive opportunities among these multinational company stocks, as well as in the stocks of companies that had recently broken long-standing business customs in order to raise profitability and become more attractive to global investors. Management also targeted consumer products and services companies with improving fundamentals, along with cyclical stocks and other stocks that could benefit from the economic uptick.

While the markets often get caught up in the macroeconomic and political issues of a particular country or region, this fund's management takes a stock-by-stock approach to finding value and making investment decisions. As for the near future, certain European and Asian companies should continue to restructure and cut costs in order to improve competitiveness. The fund is also expected to begin investing selectively in markets including Mexico and Brazil, which are becoming more attractive to international investors.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation, with a secondary objective of income
------------------------------------------------------------------------
PORTFOLIO
Common stocks
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $11.48
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM International New Opportunities Fund
Sub-Account

While the initial months of operation are a challenging time for any fund, it is gratifying to report that PCM International New Opportunities Fund subaccount was able to outpace selected emerging market and developed market indexes during the semiannual period. From inception on January 2, 1997, through June 30, 1997, the subaccount posted a positive total return of 10.92% at unit value.

The long-term goal of the fund underlying the subaccount is to outpace established markets while sustaining less volatility than emerging markets. While management invests in stocks of companies believed to offer growth potential regardless of overall business conditions, a favorable economic climate certainly bolsters corporate performance. Many fund holdings operating in the emerging markets of Latin America provided a case in point during the recent period, receiving a boost from strong gross domestic product (GDP) growth, sustained inflows of capital, and continued political support for reform. In particular, Brazil has had an exceptionally strong market. Many of these top-performers were in telecommunications, banking, and finance, while companies in food and beverages and infrastructure are expanding their revenues and earnings at rapid paces.

In Asia, a number of fund holdings demonstrated the ability to thrive in spite of occasionally trying economic environments. For example, the emerging market of South Korea declined in recent months, although fund holdings there performed well. A number of the fund's Japanese holdings -- particularly those companies with strong overseas operations and market share -- also posted strong returns despite Japan's well-publicized economic problems. In sharp contrast, Hong Kong's stock market has been buoyant in recent months, and fund holdings have benefited.

The developed markets of Western Europe have also been quite strong during the period, led by many of the companies in the fund's portfolio. The region's pharmaceutical and medical technology sectors boast many high growth firms, as do the advanced communications and consumer products sectors.

Looking ahead, fund management remains optimistic about the outlook for carefully selected international high-growth companies. In emerging markets, companies operating in lucrative industries continue to experience rapid revenue and earnings gains. In developed markets, companies in more advanced industries appear poised for growth as well. In short, the coming months may once again remind investors about the importance -- and potential rewards -- of international diversification.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies principally traded outside the United States
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $11.09
------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments.


PCM Money Market Fund
Sub-Account

PCM Money Market Fund subaccount began fiscal 1997 in an economic environment marked by solid growth, relatively moderate interest rates, and fairly low inflationary expectations. In fact, throughout the past six months, momentum was building toward higher interest rates as anticipation of a Federal Reserve Board rate increase dominated market psychology. Thus, when the Fed finally did raise rates by a quarter point in March, management had already positioned the subaccount appropriately, enabling it to tally a solid total return of 1.81% at unit value for the six months ended June 30, 1997.

Once again, the underlying fund's conservative investment strategy, which emphasizes superior quality short-term instruments and the pursuit of high current income, served it well. Anticipating the Fed's move on interest rates, management took a defensive approach in managing the fund in order to maximize income while maintaining high quality. In order to allow the fund to take full advantage of any rise in interest rates, management shortened the portfolio's average maturity. This strategy avoided locking the portfolio into lower-yielding investments and instead provided the fund with an earlier opportunity to purchase the newer higher-yielding securities that became available as interest rates climbed.

As always, the fund retains its focus on traditional money market securities of the highest quality. During the semiannual period, these included certificates of deposit, commercial paper, bank notes, and government agency discount notes. Supply of these securities was steady during the period, and in fund management's opinion, securities were fairly valued.

As many investors across the board became more cautious during the first three months of 1997, money market funds experienced a dramatic increase in investor monies. This fund was no exception. As the new money flowed in, the combination of relatively good supply and fairly low prices was helpful, since it presented management with attractive investment opportunities to absorb the cash.

In the months ahead, fund management will continue to monitor the economic environment carefully. If the economy continues to gain strength, management believes the Fed may take preemptive moves against inflation with further increases in short-term rates. Should this type of environment persist, the fund's shorter average maturity and emphasis on traditional instruments should enable it to continue to seek the highest possible yields while maintaining the portfolio's historical high quality.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital and maintenance of liquidity
------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality money market instruments
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                      $1.45
------------------------------------------------------------------------
An investment in Putnam VT Money Market Fund, in which the fund invests, is neither insured nor guaranteed by the U.S. government. There can be no assurance that Putnam VT Money Market Fund will be able to maintain a stable net asset value of $1.00.


PCM New Opportunities Fund
Sub-Account

PCM New Opportunities Fund subaccount turned in solid performance for the semiannual period, as continued strength in the portfolio's larger-cap holdings was augmented by a strong rebound in the smaller, more aggressive holdings as well. For the six months ended June 30, 1997, the subaccount posted a total return of 9.28% at unit value.

The key to the underlying fund's investment strategy remains individual stock selection based on fundamental research and analysis, and in the recent period this discipline found success in a wide range of industries among both larger-cap and smaller-cap stocks. In some parts of the economy, scale and size present a competitive advantage, while in other areas it is critical to be a niche-focused player who can move quickly and take market share. This fund finds investment opportunities among both.

Among small-cap growth stocks, two main themes have emerged to drive performance by certain market segments. First, the aging American population is aiding the performance of health-care stocks, and fund holdings in medical devices, pharmaceuticals, biotechnology, and health-care services have all been strong performers. Aging baby boomers also seem to be more value-focused in their purchases, a trend that has benefited portfolio holdings in retailing and consumer products. In the technology area, the "year 2000" dilemma (which could cause thousands of older computers to crash unless their software is either replaced or repaired) has provided a boost to holdings in software testing, software storage, and general application software. Media and communications holdings have also performed well.

The fund's large-cap holdings also benefited from some of the same general economic themes, although bottom-up stock selection remains the essential component of success in this portion of the portfolio as well. Among health-care holdings, pharmaceuticals and specialized rehabilitation center stocks have done particularly well, as have holdings in personal financial services, which are benefiting from increased retirement savings among boomers. Entertainment holdings contributed mightily to performance, as did value-oriented consumer stocks, particularly within the drug store industry.

With moderate economic growth, low inflation, low interest rates, and cash flows into equities continuing, in the management's view, the outlook for the stock market remains favorable. As always, management will carefully monitor the market, the economy, and Federal Reserve Board policy to adjust the portfolio as appropriate.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with above-average long-term growth potential
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $18.17
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


PCM New Value Fund
Sub-Account

PCM New Value Fund subaccount delivered solid performance for the semiannual period, although it trailed the extraordinary performance of the broad market. From inception on January 2, 1997, through June 30, 1997, the subaccount posted a total return of 11.13% at net asset value.

The main reason for the underperformance relative to the market at large during the semiannual period is that the underlying fund does not tend to invest in the high-quality blue chip stocks that have been leading the market. Indeed, because of the fund's structure and design, it will not necessarily track the market at all times. However, the fund's management believes the portfolio represents excellent value that will become evident over the long term. Once management determines that these holdings have fulfilled their potential in terms of the fund's objectives, they will be sold and others that meet management's selection criteria will be acquired.

Of the three types of stocks that are included in the fund's portfolio, ladder stocks made the strongest contribution to performance during the period. These are out-of-favor stocks that, in management's view, offer the greatest potential rewards along with their correspondingly greater risk. Looking to the future, management has invested in some ladder stocks representing companies spun off from larger parents. Significantly, these companies represent attractive potential unrecognized by the market at large.

Anchor stocks, selected for their high sustainable current dividends, are selected to provide the fund with a solid cushion of income. In this category, real estate investment trusts (REITs) made a positive contribution to results during the period, which was marked by an environment of stable interest rates. Ramp stocks are those of well-established companies whose prices have declined in response to what management believes are short-term circumstances.

Although the stock market has consistently reached new highs in recent months, future pauses of varying degrees of intensity are inevitable. The contrarian nature of the fund's investment style equip it well for using any such reverses to good advantage.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Growth and current income
------------------------------------------------------------------------
PORTFOLIO
Common stocks and fixed-income securities
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $11.11
------------------------------------------------------------------------


PCM U.S. Government and
High Quality Bond Fund
Sub-Account

Amid a challenging environment of robust economic growth and rising interest rates, active management of the underlying fund's interest-rate exposure once again provided the key that enabled the PCM U.S. Government and High Quality Bond Fund subaccount to tally solid returns. For the six months ended June 30, 1997, the subaccount provided a total return of 2.10% at unit value.

As the U.S. economy continued its upward path and the Federal Reserve Board notched short-term interest rates higher in March, management adopted a defensive strategy in order to maintain the fund's income stream and net asset value. Duration management has been an essential component of this defensive strategy, and over the past several months management has shortened the portfolio's duration substantially. Duration is a measure of the price sensitivity of a portfolio of bonds to changes in interest rates. Like maturity, with which it is often confused, duration is measured in years. In a rising interest rate environment like this one, a shorter duration helps protect the fund's net asset value by cushioning the effect of interest-rate changes.

The portfolio's significant exposure to mortgage-backed securities also helped boost performance. In fact, while the fund normally keeps the bulk of its portfolio invested in these securities, management actually increased the fund's mortgage-backed security holdings during the period. Given their higher income streams and the fact that rising interest rates allayed prepayment fears, these securities outperformed Treasuries of comparable maturities over the period.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities plus corporate bonds rated A or above
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $19.02
------------------------------------------------------------------------
While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


PCM Utilities Growth and Income Fund
Sub-Account

As the financial markets fluctuated between exuberance and uncertainty over the past six months, PCM Utilities Growth and Income Fund subaccount provided a relatively safe haven, despite the sensitivity of utility securities to changes in interest rates. While rising rates did affect subaccount performance during the semiannual period, management believes the underlying fund's diversification and positioning strategies helped cushion the impact. Total return for the six months ended June 30, 1997, was 6.12% at unit value.

During the semiannual period, management maintained its strategy of investing in the stocks of utility companies that were perceived to be undervalued, and, therefore, potential beneficiaries of deregulation. Although utilities investors have not historically evaluated securities on the basis of management expertise, focusing solely on price, yield, and overall growth potential, the fund's managers believe that today's deregulatory environment demands special management skills. Accordingly, they make management expertise a key factor in the security evaluation process, meeting with top executives of prospective holdings whenever possible.

In the gas and electric utilities sectors, the trend toward consolidation continued during the period, with new energy companies being created as a result. At just over 20% of assets, gas companies constituted the fund's second largest sector stock weighting. Management emphasized attractively priced stocks of smaller companies benefiting from increased gas usage and improved profitability. Many of these companies may also be attractive takeover prospects for electric utilities. When gas companies are acquired by electric companies, gas company shareholders tend to benefit from higher share prices. Among electric utilities, management also sought out smaller companies with solid growth and takeover potential.

Although the Telecommunications Act of 1996 ushered in a period of turbulence for the telephone industry, so far the effect of this legislation on established companies appears to be less dramatic than expected. In fact, the increased use of computers, facsimile machines, and other telecommunications tools has boosted demand for more telephone lines and services. Believing, therefore, that the industry's fundamentals remain robust, management increased the fund's investments in this area during the period.

Because the fund's managers believe that utility companies are poised to outperform other market sectors over the next year or so, they reduced the portfolio's nonutility holdings to just over 10% of assets. In the fixed-income portion of the portfolio, the portfolio's allocation was kept to a relatively low 14.9% of assets in light of interest-rate fluctuations. The fund continues to hold bonds issued by a variety of utilities in several markets in the United States and abroad. While interest-rate uncertainty and deregulation may generate some short-term volatility for utilities, the long-term outlook remains positive.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by public utility companies
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $17.05
------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


PCM Vista Fund
Sub-Account

Although the stock market advance over the period was dominated by larger companies, it included many of the midsize growth companies that make up the bulk of PCM Vista Fund subaccount's portfolio. Fueled by strong stock selection in the technology, finance, health-care, and consumer sectors, the subaccount tallied a solid total return of 9.65% at unit value from inception on January 2, 1997, through June 30, 1997.

U.S. stocks soared to record levels once again during the period as investors recovered quickly from a late-March interest-rate increase by the Federal Reserve Board. Mid-cap companies appeared relatively more attractive, too, based upon their earnings potential and valuations, than their "Nifty Fifty" counterparts -- a handful of the largest, most liquid, best-known multinational companies that have dominated recent stock market performance.

In the technology sector, the underlying fund's significant overweighting in selected software and computer services companies boosted this sector's contribution to return. Stock selection in the finance sector was strong despite the portfolio's underweighting in this top-performing sector. Broadcast media, soft-drink bottlers, specialty retailers, and drugstore positions helped performance in the consumer sector.

In the health-care sector, the fund's health maintenance organization, patient-care, and medical product holdings outperformed, although the portfolio was overweight in a sector that generally had below-market returns. Positions in pollution control and office equipment underperformed, but a general underweighting in the more value-oriented cyclicals aided performance.

While many prudent investors may now well ask whether the current bull market run can last forever, management still sees a favorable outlook for stocks with above-average earnings growth rates. The market environment may yet exhibit short-term volatility, particularly if expectations about corporate earnings and interest rates remain uncertain. Nonetheless, management believes that the current climate of moderate economic growth, low inflation, and stable interest rates should benefit most sectors, and that, although there can be no assurance, adhering to the fund's investment discipline should continue to produce solid returns over the long term.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for above-average capital growth
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $10.96
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


PCM Voyager Fund
Sub-Account

Continued strength in PCM Voyager Fund subaccount's large-cap opportunity stocks, along with a rebound in its smaller, more aggressive growth stock holdings, led the subaccount to superior performance during the period. For the six months ended June 30, 1997, the subaccount delivered a total return of 10.79% at unit value.

Growth stocks recovered nicely during the second quarter as the market reacted positively to a benign inflationary environment. As compared with first quarter results, small and mid-sized stocks outperformed large-cap stocks, bouncing back with strong earnings from a real selloff toward the end of the first quarter. In fact, small-cap stocks continue to offer attractive valuations.

Among market sectors, technology stocks had been particularly hard hit during the first quarter. In the last months of the second, they roared back strongly, particularly in the semiconductor area, where orders are improving worldwide. With a large commitment to technology stocks, the portfolio realized significant gains from this turn of events. Health care remains another important player in the portfolio, and this sector continues to reap the rewards of an aging population's increased need for pharmaceuticals, medical devices, facilities, and various health-care services. Consumer stocks formed another large part of the portfolio, and these continued to benefit from strong consumer spending resulting from the rising economy. Industrial and financial services stocks also figured prominently among fund holdings. The financial services stocks performed particularly well, spurred by baby boomers saving for retirement.

Given the beneficial impact of the moderately growing economy and relatively stable interest rate environment, management continues to expect solid performance from both large-cap and small-cap stocks. Despite the recent runup in growth stocks, the outlook for remains favorable, since those with above-average earnings growth rates should continue to outperform in this environment.

------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects
------------------------------------------------------------------------
UNIT VALUE
June 30, 1997                                                     $40.14
------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Fund manager changes

Kenneth S. Taubes has been appointed to the management team of Putnam VT Diversified Income Fund. He has been managing fixed-income portfolios at Putnam since 1991. Before joining Putnam, he was with United States Trust Company of Boston, Home Owners Savings Bank, and Bank of New England, N.A. He has 15 years of investment experience.

Gail A. Attridge has been appointed to the management team of Putnam VT Diversified Income Fund. She joined Putnam in 1993 as a senior analyst in the Global Fixed-Income Group and currently serves as a portfolio manager and senior analyst. Before joining Putnam, she was with Keystone Custodian Funds, Inc., and served earlier with County NatWest Securities Asia. She has 12 years of investment experience.

Sheldon N. Simon has been appointed to the management team of Putnam VT Growth and Income Fund. He joined Putnam in 1984 as an analyst, with an emphasis ultimately on out-of-favor and income-oriented market sectors. He is currently a senior portfolio manager. He has 13 years of investment experience.

Kelly A. Morgan has been appointed to the management team of Putnam VT Global Growth Fund. She joined Putnam in 1996 as a portfolio manager in the International Equity Growth Group. Before coming to Putnam, she was with Alliance Capital Management and Morgan Stanley Asset Management. She has 13 years of investment experience.

Putnam VT Global Asset Allocation Fund is now managed by the Putnam Global Asset Allocation Management Committee.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
----------------------------------------------------------------------------------------------------
June 30, 1997                     Asia Pacific     Diversified       Global Asset      Global
(Unaudited)                       Growth           Income            Allocation        Growth
                                  Fund             Fund              Fund              Fund
                                  Sub-Account      Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------
Assets
Investments:
 ....................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 4,638,765
 Cost $48,705,269
 ....................................................................................................
  Market Value:                   $53,392,187      $         --      $         --      $         --
 ....................................................................................................
Putnam VT Diversified
Income Fund
 Shares 26,274,751
 Cost $272,819,506
 ....................................................................................................
  Market Value:                            --       283,241,815                --                --
 ....................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 26,028,841
 Cost $349,496,158
 ....................................................................................................
  Market Value:                            --                --       461,231,058                --
 ....................................................................................................
Putnam VT Global
Growth Fund
 Shares 40,434,462
 Cost $539,262,925
 ....................................................................................................
  Market Value:                            --                --                --       752,889,681
 ....................................................................................................
Putnam VT Growth and
Income Fund
 Shares 149,017,627
 Cost $2,760,228,678
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT High Yield Fund
 Shares 30,654,506
 Cost $347,458,099
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT International
Growth Fund
 Shares 2,673,081
 Cost $28,530,127
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 4,060,773
 Cost $43,380,960
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Due From Hartford Life
 Insurance Company                         --           268,143            63,974                --
 ....................................................................................................
Receivable from fund
 shares sold                          649,592                --                --         1,352,180
----------------------------------------------------------------------------------------------------
Total Assets                       54,041,779       283,509,958       461,295,032       754,241,861
----------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                    649,683                --                --         1,352,136
 ....................................................................................................
Payable for fund
 shares purchased                          --           267,344            63,999                --
 ....................................................................................................
Total Liabilities                     649,683           267,344            63,999         1,352,136
----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                     $53,392,096      $283,242,614      $461,231,033      $752,889,725
----------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (Continued)
----------------------------------------------------------------------------------------------------
June 30, 1997                  Growth              High Yield         International     International
(Unaudited)                    and Income          Fund               Growth            Growth
                               Fund                Sub-Account        Fund              and Income
                               Sub-Account                            Sub-Account       Fund
                                                                                        Sub-Account
----------------------------------------------------------------------------------------------------
Assets
Investments:
 ....................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 4,638,765
 Cost $48,705,269
 ....................................................................................................
  Market Value:                $           --      $         --       $         --      $        --
 ....................................................................................................
Putnam VT Diversified
Income Fund
 Shares 26,274,751
 Cost $272,819,506
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 26,028,841
 Cost $349,496,158
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT Global
Growth Fund
 Shares 40,434,462
 Cost $539,262,925
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT Growth and
Income Fund
 Shares 149,017,627
 Cost $2,760,228,678
 ....................................................................................................
  Market Value:                 3,935,555,541                --                --                --
 ....................................................................................................
Putnam VT High Yield Fund
 Shares 30,654,506
 Cost $347,458,099
 ....................................................................................................
  Market Value:                            --       386,553,324                --                --
 ....................................................................................................
Putnam VT International
Growth Fund
 Shares 2,673,081
 Cost $28,530,127
 ....................................................................................................
  Market Value:                            --                --        30,954,275                --
 ....................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 4,060,773
 Cost $43,380,960
 ....................................................................................................
  Market Value:                            --                --                --        46,983,144
 ....................................................................................................
Due From Hartford Life
 Insurance Company                  1,502,333           370,719           126,948           518,272
 ....................................................................................................
Receivable from fund
 shares sold                               --                --                --                --
----------------------------------------------------------------------------------------------------
Total Assets                    3,937,057,874       386,924,043        31,081,223        47,501,416
----------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                         --                --                --                --
 ....................................................................................................
Payable for fund
 shares purchased                   1,499,345           382,130           126,897           518,331
 ....................................................................................................
Total Liabilities                   1,499,345           382,130           126,897           518,331
----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                  $3,935,558,529      $386,541,913       $30,954,326       $46,983,085
----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
----------------------------------------------------------------------------------------------------
June 30, 1997                     International    Money             New               New
(Unaudited)                       New              Market            Opportunities     Value
                                  Opportunities    Fund              Fund              Fund
                                  Fund             Sub-Account       Sub-Account       Sub-Account
                                  Sub-Account
----------------------------------------------------------------------------------------------------
Assets
Investments:
 ....................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 2,844,806
 Cost $29,292,636
 ....................................................................................................
  Market Value:                   $31,776,483      $         --      $         --      $         --
 ....................................................................................................
Putnam VT Money
  Market Fund
 Shares 251,327,793
 Cost $251,327,793
 ....................................................................................................
  Market Value:                            --       251,327,793                --                --
 ....................................................................................................
Putnam VT New
Opportunities Fund
 Shares 38,229,601
 Cost $592,033,107
 ....................................................................................................
  Market Value:                            --                --       724,450,935                --
 ....................................................................................................
Putnam VT New Value Fund
 Shares 3,852,298
 Cost $40,375,826
 ....................................................................................................
  Market Value:                            --                --                --        43,107,210
 ....................................................................................................
Putnam VT U.S. Government
and High Quality Bond Fund
 Shares 41,004,380
 Cost $489,662,054
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT Utilities
Growth and Income Fund
 Shares 26,810,054
 Cost $309,554,749
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT Vista Fund
 Shares 3,362,376
 Cost $34,308,194
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Putnam VT Voyager Fund
 Shares 53,862,439
 Cost $1,235,027,899
 ....................................................................................................
  Market Value:                            --                --                --                --
 ....................................................................................................
Due From Hartford Life
 Insurance Company                    200,515           518,694         1,163,540           299,118
 ....................................................................................................
Receivable from fund
 shares sold                               --                --                --                --
----------------------------------------------------------------------------------------------------
Total Assets                       31,976,998       251,846,487       725,614,475        43,406,328
----------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                         --                --                --                --
 ....................................................................................................
Payable for fund
 shares purchased                     200,539           517,745         1,163,741           299,214
 ....................................................................................................
Total Liabilities                     200,539           517,745         1,163,741           299,214
----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                     $31,776,459      $251,328,742      $724,450,734      $ 43,107,114
----------------------------------------------------------------------------------------------------

Statement of Assets & Liabilities (continued)
------------------------------------------------------------------------------------------------------
June 30, 1997                    U.S. Government      Utilities          Vista         Voyager
(Unaudited)                      and High             Growth             Fund          Fund
                                 Quality Bond         and Income         Sub-Account   Sub-Account
                                 Fund                 Fund
                                 Sub-Account          Sub-Account
------------------------------------------------------------------------------------------------------
Assets
Investments:
 ......................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 2,844,806
 Cost $29,292,636
 ......................................................................................................
  Market Value:                  $         --         $        --        $        --   $           --
 ......................................................................................................
Putnam VT Money
  Market Fund
 Shares 251,327,793
 Cost $251,327,793
 ......................................................................................................
  Market Value:                            --                   --                --               --
 ......................................................................................................
Putnam VT New
Opportunities Fund
 Shares 38,229,601
 Cost $592,033,107
 ......................................................................................................
  Market Value:                            --                   --                --               --
 ......................................................................................................
Putnam VT New Value Fund
 Shares 3,852,298
 Cost $40,375,826
 ......................................................................................................
  Market Value:                            --                   --                --               --
 ......................................................................................................
Putnam VT U.S. Government
and High Quality Bond Fund
 Shares 41,004,380
 Cost $489,662,054
 ......................................................................................................
  Market Value:                   520,755,624                   --                --               --
 ......................................................................................................
Putnam VT Utilities
Growth and Income Fund
 Shares 26,810,054
 Cost $309,554,749
 ......................................................................................................
  Market Value:                            --          386,332,882                --               --
 ......................................................................................................
Putnam VT Vista Fund
 Shares 3,362,376
 Cost $34,308,194
 ......................................................................................................
  Market Value:                            --                   --        37,120,630               --
 ......................................................................................................
Putnam VT Voyager Fund
 Shares 53,862,439
 Cost $1,235,027,899
 ......................................................................................................
  Market Value:                            --                   --                --   $1,856,099,664
 ......................................................................................................
Due From Hartford Life
 Insurance Company                         --                   --           331,380          138,979
 ......................................................................................................
Receivable from fund
 shares sold                          185,991            1,750,892                --               --
------------------------------------------------------------------------------------------------------
Total Assets                      520,941,615          388,083,774        37,452,010    1,856,238,643
------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                    185,913            1,747,649                --               --
 ......................................................................................................
Payable for fund
 shares purchased                          --                   --           331,395          138,921
 ......................................................................................................
Total Liabilities                     185,913            1,747,649           331,395          138,921
------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                    $520,755,702         $386,336,125       $37,120,615   $1,856,099,722
------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam Capital Manager Trust Separate Account -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
----------------------------------------------------------------------------------------------------------------------------
June 30,1997                                                              Units
(Unaudited)                                                               Owned by             Unit          Contract
                                                                          Participants         Price         Liability
----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Individual Sub-Accounts:
 ...........................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                        4,617,108        $11.561424    $   53,380,347
 ...........................................................................................................................
  Asia Pacific Growth Fund .40%                                                     994         11.814397            11,749
 ...........................................................................................................................
  Diversified Income Fund Sub-Account                                        22,965,130         12.325636       283,059,838
 ...........................................................................................................................
  Diversified Income Fund .40%                                                    1,063         13.054032            13,871
 ...........................................................................................................................
  Global Asset Allocation Sub-Account                                        17,880,643         25.708495       459,684,429
 ...........................................................................................................................
  Global Asset Allocation Fund .40%                                               2,182         16.401987            35,782
 ...........................................................................................................................
  Global Growth Fund Sub-Account                                             37,636,302         19.935350       750,292,850
 ...........................................................................................................................
  Global Growth Fund .40%                                                         1,522         15.949958            24,281
 ...........................................................................................................................
  Growth and Income Fund Sub-Account                                        104,500,421         37.600102     3,929,226,503
 ...........................................................................................................................
  Growth and Income Fund .40%                                                     2,286         19.578110            44,751
 ...........................................................................................................................
  High Yield Fund Sub-Account                                                16,183,049         23.845937       385,899,957
 ...........................................................................................................................
  High Yield Fund .40%                                                            1,033         13.923196            14,383
 ...........................................................................................................................
  International Growth Fund Sub-Account                                       2,688,947         11.499507        30,921,565
 ...........................................................................................................................
  International Growth Fund Sub-Account .40%                                      2,835         11.557351            32,761
 ...........................................................................................................................
  International Growth and Income Fund Sub-Account                            4,088,247         11.488992        46,969,841
 ...........................................................................................................................
  International Growth and Income Fund Sub-Account .40%                           1,147         11.547221            13,244
 ...........................................................................................................................
  International New Opportunities Fund Sub-Account                            2,863,895         11.091648        31,765,311
 ...........................................................................................................................
  International New Opportunities Fund Sub-Account .40%                           1,000         11.148020            11,148
 ...........................................................................................................................
  Money Market Fund Sub-Account                                             172,638,690          1.454862       251,165,470
 ...........................................................................................................................
  Money Market Fund .40%                                                         10,267          1.148824            11,795
 ...........................................................................................................................
  New Opportunities Fund Sub-Account                                         39,829,546         18.179239       724,070,835
 ...........................................................................................................................
  New Opportunities Fund .40%                                                     1,231         20.277025            24,951
 ...........................................................................................................................
  New Value Fund Sub-Account                                                  3,877,074         11.113037        43,086,066
 ...........................................................................................................................
  New Value Fund Sub-Account .40%                                                 1,000         11.168090            11,168
 ...........................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                     27,336,010         19.021774       519,979,404
 ...........................................................................................................................
  U.S. Government and High Quality Bond Fund .40%                                 1,025         12.581278            12,895
 ...........................................................................................................................
  Utilities Growth and Income Fund Sub-Account                               22,626,775         17.054483       385,887,955
 ...........................................................................................................................
  Utilities Growth and Income Fund .40%                                           1,022         16.377704            16,737
 ...........................................................................................................................
  Vista Fund Sub-Account                                                      3,383,569         10.964744        37,099,963
 ...........................................................................................................................
  Vista Fund Sub-Account .40%                                                     1,000         11.018270            11,018
 ...........................................................................................................................
  Voyager Fund Sub-Account                                                   46,085,469         40.135409     1,849,659,163
 ...........................................................................................................................
  Voyager Fund .40%                                                               2,822         19.617451            55,363
 ...........................................................................................................................
Sub-total Individual Sub-Accounts:                                                                            9,782,495,394
 ...........................................................................................................................
Annuity contracts in the annuity period:
 Individual Sub-Accounts:
 ...........................................................................................................................
  Diversified Income Fund Sub-Account                                            13,704         12.325636           168,905
 ...........................................................................................................................
  Global Asset Allocation Sub-Account                                            58,767         25.708495         1,510,823
 ...........................................................................................................................
  Global Growth Fund Sub-Account                                                129,047         19.935350         2,572,594
 ...........................................................................................................................
  Growth and Income Fund Sub-Account                                            167,214         37.600102         6,287,274
 ...........................................................................................................................
  High Yield Fund Sub-Account                                                    26,318         23.845937           627,573
 ...........................................................................................................................
  Money Market Fund Sub-Account                                                 104,117          1.454862           151,476
 ...........................................................................................................................
  New Opportunities Fund Sub-Account                                             19,525         18.179239           354,949
 ...........................................................................................................................
  New Value Fund Sub-Account                                                        889         11.113037             9,880
 ...........................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                         40,133         19.021774           763,403
 ...........................................................................................................................
  Utilities Growth and Income Fund Sub-Account                                   25,297         17.054483           431,434
 ...........................................................................................................................
  Vista Fund Sub-Account                                                            879         10.964744             9,635
 ...........................................................................................................................
  Voyager Fund Sub-Account                                                      159,091         40.135409         6,385,197
 ...........................................................................................................................
Sub-total Individual Sub-Accounts:                                                                               19,273,143
----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                                 $9,801,768,537
----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
----------------------------------------------------------------------------------------------------------------
For Six Months Ended                           Asia Pacific     Diversified       Global Asset      Global
June 30, 1997                                  Growth           Income            Allocation        Growth
(Unaudited)                                    Fund             Fund              Fund              Fund
                                               Sub-Account      Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                     $  947,927       $14,920,402       $14,108,533       $15,601,436
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                   (333,248)       (1,856,544)       (2,973,503)       (4,702,916)
 ................................................................................................................
 Net Investment Income (loss)                     614,679        13,063,858        11,135,030        10,898,520
 ................................................................................................................
 Capital gains income                                  --         2,352,102        24,114,921        16,781,057
 ................................................................................................................
Net Realized and
 unrealized gain (loss)
 on security transactions
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                         87,506            (2,878)          125,365           129,519
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             2,255,955       (10,824,848)       14,555,138        71,089,742
 ................................................................................................................
 Net gain on investments                        2,343,461       (10,827,726)       14,680,503        71,219,261
----------------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                               $2,958,140       $ 4,588,234       $49,930,454       $98,898,838
----------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
------------------------------------------------------------------------------------------------------------------
For Six Months Ended                         Growth             High Yield         International     International
June 30, 1997                                and Income         Fund               Growth            Growth
(Unaudited)                                  Fund               Sub-Account        Fund              and Income
                                             Sub-Account                           Sub-Account *     Fund
                                                                                                     Sub-Account *
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                   $ 70,091,982       $26,842,081        $       --        $       --
 ..................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                (24,436,099)       (2,637,409)          (80,175)         (131,520)
 ..................................................................................................................
 Net Investment Income (loss)                  45,655,883        24,204,672           (80,175)         (131,520)
 ..................................................................................................................
 Capital gains income                         170,606,295         3,112,539                --                --
 ..................................................................................................................
Net Realized and
 unrealized gain (loss)
 on security transactions
 ..................................................................................................................
 Net realized gain (loss)
  on security transactions                        (95,564)          363,558                10             9,943
 ..................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           279,121,639        (8,643,895)        2,424,148         3,602,183
 ..................................................................................................................
 Net gain on investments                      279,026,075        (8,280,337)        2,424,158         3,612,126
------------------------------------------------------------------------------------------------------------------
 Net increase in
  net assets resulting
  from operations                            $495,288,253       $19,036,874        $2,343,983        $3,480,606
------------------------------------------------------------------------------------------------------------------
* From inception, January 2, 1997 to June 30, 1997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------
For Six Months Ended                           International     Money            New                New
June 30, 1997                                  New               Market           Opportunities      Value
(Unaudited)                                    Opportunities     Fund             Fund               Fund
                                               Fund              Sub-Account      Sub-Account        Sub-Account *
                                               Sub-Account *
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                     $       --        $5,913,895       $        --        $       --
 ..................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                   (113,781)       (1,647,909)       (4,576,981)         (144,099)
 ..................................................................................................................
 Net Investment Income (loss)                    (113,781)        4,265,986        (4,576,981)         (144,099)
 ..................................................................................................................
 Capital gains income                                  --                --                 -                --
 ..................................................................................................................
Net Realized and
 unrealized gain (loss)
 on security transactions
 ..................................................................................................................
 Net realized gain (loss)
  on security transactions                         41,174                --          (784,195)            2,722
 ..................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             2,483,848                --        65,828,710         2,731,385
 ..................................................................................................................
 Net gain on investments                        2,525,022                 0        65,044,515         2,734,107
------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                               $2,411,241        $4,265,986       $60,467,534        $2,590,008
------------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------
For Six Months Ended                          U.S. Government   Utilities          Vista           Voyager
June 30, 1997                                 and High          Growth             Fund            Fund
(Unaudited)                                   Quality Bond      and Income         Sub-Account *   Sub-Account
                                              Fund              Fund
                                              Sub-Account       Sub-Account
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                    $34,307,649       $13,727,770        $       --      $  3,567,783
 ..................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                 (3,703,090)       (2,598,641)         (137,046)      (11,906,048)
 ..................................................................................................................
 Net Investment Income (loss)                  30,604,559        11,129,129          (137,046)       (8,338,265)
 ..................................................................................................................
 Capital gains income                                 --         18,719,685                --         76,888,318
 ..................................................................................................................
Net Realized and
 unrealized gain (loss)
 on security transactions
 ..................................................................................................................
 Net realized gain (loss)
  on security transactions                      1,037,778           374,289            29,986          (333,265)
 ..................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           (20,823,823)       (7,886,129)        2,812,436       109,580,926
 ..................................................................................................................
 Net gain on investments                      (19,786,045)       (7,511,840)        2,842,422       109,247,661
------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                              $10,818,514       $22,336,974        $2,705,376      $177,797,714
------------------------------------------------------------------------------------------------------------------
*  From inception, January 2, 1997 to June 30, 1997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For Six Months Ended                          Asia Pacific     Diversified       Global Asset      Global
June 30, 1997                                 Growth           Income            Allocation        Growth
(Unaudited)                                   Fund             Fund              Fund              Fund
                                              Sub-Account      Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                 $   614,679      $ 13,063,858      $ 11,135,030      $ 10,898,520
 ................................................................................................................
 Capital gains income                                  --         2,352,102        24,114,921        16,781,057
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                         87,506            (2,878)          125,365           129,519
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             2,255,955       (10,824,848)       14,555,138        71,089,742
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                               2,958,140         4,588,234        49,930,454        98,898,838
 ................................................................................................................
Unit transactions:
 Purchases                                      4,778,296        33,037,049        22,381,570        36,658,163
 ................................................................................................................
 Net transfers                                 (1,438,894)         (129,371)         (746,267)       (2,984,671)
 ................................................................................................................
 Surrenders                                    (1,316,674)       (8,562,255)      (12,986,457)      (17,606,967)
 ................................................................................................................
 Net annuity transactions                              --            23,151           115,242           163,683
 ................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                        2,022,728        24,368,574         8,764,088        16,230,208
 ................................................................................................................
 Total increase (decrease)
  in net assets                                 4,980,868        28,956,808        58,694,542       115,129,046
 ................................................................................................................
Net Assets:
 Beginning of period                           48,411,228       254,285,806       402,536,491       637,760,679
----------------------------------------------------------------------------------------------------------------
 End of Period                                $53,392,096      $283,242,614      $461,231,033      $752,889,725
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------
For Six Months Ended                       Growth              High Yield         International     International
June 30, 1997                              and Income          Fund               Growth            Growth
(Unaudited)                                Fund                Sub-Account        Fund              and Income
                                           Sub-Account                            Sub-Account *     Fund
                                                                                                    Sub-Account *
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $   45,655,883      $ 24,204,672       $   (80,175)      $  (131,520)
 ................................................................................................................
 Capital gains income                         170,606,295         3,112,539                --                --
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                        (95,564)          363,558                10             9,943
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           279,121,639        (8,643,895)        2,424,148         3,602,183
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                             495,288,253        19,036,874         2,343,983         3,480,606
 ................................................................................................................
Unit transactions:
 Purchases                                    308,772,601        40,453,180        10,113,619        17,906,842
 ................................................................................................................
 Net transfers                                 84,084,423       (27,296,325)       18,618,744        25,927,706
 ................................................................................................................
 Surrenders                                  (110,084,320)      (20,039,576)         (122,020)         (332,069)
 ................................................................................................................
 Net annuity transactions                         270,832           148,482                --                --
 ................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                      283,043,536        (6,734,239)       28,610,343        43,502,479
 ................................................................................................................
 Total increase (decrease)
  in net assets                               778,331,789        12,302,635        30,954,326        46,983,085
 ................................................................................................................
Net Assets:
 Beginning of period                        3,157,226,740       374,239,278                --                 0
----------------------------------------------------------------------------------------------------------------
 End of Period                             $3,935,558,529      $386,541,913       $30,954,326       $46,983,085
----------------------------------------------------------------------------------------------------------------
*  From inception January 2, 1997 to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------
For Six Months Ended                          International    Money             New                New
June 30, 1997                                 New              Market            Opportunities      Value
(Unaudited)                                   Opportunities    Fund              Fund               Fund
                                              Fund             Sub-Account       Sub-Account        Sub-Account *
                                              Sub-Account *
-----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                 $  (113,781)     $  4,265,986      $ (4,576,981)      $  (144,099)
 .................................................................................................................
 Capital gains income                                  --                --                --                --
 .................................................................................................................
 Net realized gain(loss)
  on security transactions                         41,174                --          (784,195)            2,722
 .................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
   during the period                            2,483,848                --        65,828,710         2,731,385
 .................................................................................................................
 Net increase (decrease)
   in net assets resulting
  from operations                               2,411,241         4,265,986        60,467,534         2,590,008
 .................................................................................................................
Unit transactions:
 Purchases                                     13,312,319        53,530,783        67,772,792        16,973,582
 .................................................................................................................
 Net transfers                                 16,308,651        24,483,835       (22,517,706)       23,952,362
 .................................................................................................................
 Surrenders                                      (255,752)      (31,218,056)      (18,547,642)         (417,936)
 .................................................................................................................
 Net annuity transactions                              --           100,752            96,499             9,098
 .................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                       29,365,218        46,897,314        26,803,943        40,517,106
 .................................................................................................................
 Total increase (decrease)
  in net assets                                31,776,459        51,163,300        87,271,477        43,107,114
 .................................................................................................................
Net Assets:
 Beginning of period                                   --       200,165,442       637,179,257                --
-----------------------------------------------------------------------------------------------------------------
 End of Period                                $31,776,459      $251,328,742      $724,450,734       $43,107,114
-----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------
For Six Months Ended                         U.S. Government   Utilities          Vista          Voyager
June 30, 1997                                and High          Growth             Fund           Fund
(Unaudited)                                  Quality Bond      and Income         Sub-Account *  Sub-Account
                                             Fund              Fund
                                             Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $ 30,604,559      $ 11,129,129       $  (137,046)   $   (8,338,265)
 .................................................................................................................
 Capital gains income                                  --        18,719,685                --        76,888,318
 .................................................................................................................
 Net realized gain(loss)
  on security transactions                      1,037,778           374,289            29,986          (333,265)
 .................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
   during the period                          (20,823,823)       (7,886,129)        2,812,436       109,580,926
 .................................................................................................................
 Net increase (decrease)
   in net assets resulting
  from operations                              10,818,514        22,336,974         2,705,376       177,797,714
 .................................................................................................................
Unit transactions:
 Purchases                                     17,403,746        15,919,669        17,242,293       116,604,883
 .................................................................................................................
 Net transfers                                (34,237,282)      (10,895,040)       17,635,919       (51,850,740)
 .................................................................................................................
 Surrenders                                   (21,632,343)      (12,647,804)         (472,334)      (55,556,341)
 .................................................................................................................
 Net annuity transactions                          61,423            35,481             9,361           315,037
 .................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                      (38,404,456)       (7,587,694)       34,415,239         9,512,839
 .................................................................................................................
 Total increase (decrease)
  in net assets                               (27,585,942)       14,749,280        37,120,615       187,310,553
 .................................................................................................................
Net Assets:
 Beginning of period                          548,341,644       371,586,845                --     1,668,789,169
-----------------------------------------------------------------------------------------------------------------
 End of Period                               $520,755,702      $386,336,125       $37,120,615    $1,856,099,722
-----------------------------------------------------------------------------------------------------------------
*  From inception January 2, 1997 to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Paciific      Diversified         Global Asset        Global
December 31, 1996                                 Growth             Income              Allocation          Growth
                                                  Fund               Fund                Fund                Fund
                                                  Sub-Account        Sub-Account         Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  (137,843)       $  8,534,227        $ 10,574,919        $  2,735,317
 .........................................................................................................................
Capital gains income                                       --                  --          10,208,810          14,952,454
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            180,349              (9,498)             11,236            (368,347)
 .........................................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                        2,188,856           7,589,668          26,749,142          60,231,105
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   2,231,362          16,114,397          47,544,107          77,550,529
 .........................................................................................................................
Unit transactions:
 Purchases                                         24,103,150          78,745,859          49,901,252         102,414,450
 .........................................................................................................................
 Net transfers                                     12,679,087           1,285,402           4,108,990          38,279,315
 .........................................................................................................................
 Surrenders                                        (1,160,030)        (11,170,399)        (21,942,668)        (26,697,907)
 .........................................................................................................................
 Net annuity transactions                                  --              26,491             315,926            (360,949)
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           35,622,207          68,887,353          32,383,500         113,634,909
 .........................................................................................................................
 Total increase (decrease)
  in net assets                                    37,853,569          85,001,750          79,927,607         191,185,438
 .........................................................................................................................
Net assets:
 Beginning of period                               10,557,659         169,284,056         322,608,884         446,575,241
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $48,411,228        $254,285,806        $402,536,491        $637,760,679
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth                High Yield          Money               New
December 31, 1996                                 and Income            Fund                Market              Opportunities
                                                  Fund                  Sub-Account         Fund                Fund
                                                  Sub-Account                               Sub-Account         Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   63,144,879        $  1,598,437        $  7,033,009        $ (6,560,512)
 ............................................................................................................................
 Capital gains income                                 44,966,829                  --                  --                  --
 ............................................................................................................................
 Net realized gain (loss)
  on security transactions                              (119,281)            604,070                  --            (537,118)
 ............................................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                         375,339,725          17,363,712                  --          19,710,674
 ............................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    483,332,152          33,566,219           7,033,009          12,613,044
 ............................................................................................................................
Unit transactions:
 Purchases                                           623,379,338          81,521,969         125,814,162         302,081,027
 ............................................................................................................................
 Net transfers                                        87,339,610           5,520,147         (50,945,524)         98,087,677
 ............................................................................................................................
 Surrenders                                         (132,049,687)        (25,045,085)        (30,618,592)        (18,683,639)
 ............................................................................................................................
 Net annuity transactions                                242,494              69,497             (22,317)             (4,351)
 ............................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                             578,911,755          62,066,528          44,227,729         381,480,714
 ............................................................................................................................
 Total increase (decrease)
  in net assets                                    1,062,243,907          95,632,747          51,260,738         394,093,758
 ............................................................................................................................
Net assets:
 Beginning of period                               2,094,982,833         278,606,531         148,904,704         243,085,499
----------------------------------------------------------------------------------------------------------------------------
 End of period                                    $3,157,226,740        $374,239,278        $200,165,442        $637,179,257
----------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
------------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities         Voyager
December 31, 1996                                 and High            Growth            Fund
                                                  Quality Bond        and Income        Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $ 25,865,267        $  7,750,056      $    4,886,439
 ......................................................................................................
 Capital gains income                                       --                  --          49,032,686
 ......................................................................................................
 Net realized gain (loss)
  on security transactions                             413,617             264,294          (1,123,420)
 ......................................................................................................
 Net unrealized
  appreciation
 (depreciation) of
  investments during
  the period                                       (21,471,355)         38,048,693          88,321,232
 ......................................................................................................
 Net increase in net
  assets resulting
  from operations                                    4,807,529          46,063,043         141,116,937
 ......................................................................................................
Unit transactions:
 Purchases                                          65,538,442          42,225,920         352,615,157
 ......................................................................................................
 Net transfers                                     (41,339,935)        (20,057,197)         50,130,623
 ......................................................................................................
 Surrenders                                        (43,800,649)        (19,191,965)        (63,033,275)
 ......................................................................................................
 Net annuity transactions                              279,752              52,741            (914,363)
 ......................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           (19,322,390)          3,029,499         338,798,142
 ......................................................................................................
 Total increase (decrease)
  in net assets                                    (14,514,861)         49,092,542         479,915,079
 ......................................................................................................
Net assets:
 Beginning of period                               562,856,505         322,494,303       1,188,874,090
------------------------------------------------------------------------------------------------------
 End of period                                    $548,341,644        $371,586,845      $1,668,789,169
------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
June 30, 1997 (Unaudited)

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of other Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------
June 30, 1997                          Diversified     Global Asset     Global            Growth             High Yield
(Unaudited)                            Income          Allocation       Growth            and Income         Fund
                                       Fund            Fund             Fund              Fund               Sub-Account
                                       Sub-Account     Sub-Account      Sub-Account       Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................................................
Putnam VT Diversified
 Income Fund
 Shares 54,837
 Cost $600,526
 .........................................................................................................................
  Market Value:                        $591,139        $       --       $       --        $       --         $       --
 .........................................................................................................................
Putnam VT Global
 Asset Allocation Fund
 Shares 455,744
 Cost $6,899,457
 .........................................................................................................................
  Market Value:                              --         8,075,777                --                --                --
 .........................................................................................................................
Putnam VT Global
Growth Fund
 Shares 906,699
 Cost $13,911,648
 .........................................................................................................................
  Market Value:                              --                --        16,882,742                --                --
 .........................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 938,948
 Cost $20,295,295
 .........................................................................................................................
  Market Value:                              --                --                --        24,797,620                --
 .........................................................................................................................
Putnam VT High Yield Fund
 Shares 342,523
 Cost $4,248,347
 .........................................................................................................................
  Market Value:                              --                --                --                --         4,319,221
 .........................................................................................................................
Due From Hartford Life
 Insurance Company                           --             1,161                --            35,033             1,679
 .........................................................................................................................
Receivable from fund
 shares sold                                181                --            23,517                --                --
-------------------------------------------------------------------------------------------------------------------------
Total Assets                            591,320         8,076,938        16,906,259        24,832,653         4,320,900
-------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                          181                --            22,933                --                --
 .........................................................................................................................
Payable for fund
 shares purchased                            --               798                --            34,797             1,673
 .........................................................................................................................
Total Liabilities                           181               798            22,933            34,797             1,673
-------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                          $591,139        $8,076,140       $16,883,326       $24,797,856        $4,319,227
-------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------
June 30, 1997                       Money            New                U.S. Government   Utilities        Voyager
(Unaudited)                         Market           Opportunities      and High          Growth           Fund
                                    Fund             Fund               Quality Bond      and Income       Sub-Account
                                    Sub-Account      Sub-Account        Fund              Fund
                                                                        Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ......................................................................................................................
Putnam VT Money
Market Fund
 Shares 1,117,787
 Cost $1,117,787
 ......................................................................................................................
  Market Value:                     $1,117,787       $        --        $       --        $       --       $        --
 ......................................................................................................................
Putnam VT New
Opportunities Fund
 Shares 764,656
 Cost $13,193,564
 ......................................................................................................................
  Market Value:                             --        14,490,228                --                --                --
 ......................................................................................................................
Putnam VT U.S. Government
and High Quality Bond Fund
 Shares 560,089
 Cost $7,208,923
 ......................................................................................................................
  Market Value:                             --                --         7,113,126                --                --
 ......................................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 181,711
 Cost $2,297,156
 ......................................................................................................................
  Market Value:                             --                --                --         2,618,452                --
 ......................................................................................................................
Putnam VT Voyager Fund
 Shares 1,000,150
 Cost $28,962,339
 ......................................................................................................................
  Market Value:                             --                --                --                --        34,465,185
 ......................................................................................................................
Due From Hartford Life
 Insurance Company                          --            37,508            40,321                --            59,081
 ......................................................................................................................
Receivable from
 fund shares sold                        2,550                --                --             6,765                --
----------------------------------------------------------------------------------------------------------------------
Total Assets                         1,120,337        14,527,736         7,153,447         2,625,217        34,524,266
----------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                       2,543                --                --             6,765                --
 ......................................................................................................................
Payable for fund
 shares purchased                           --            36,245            40,265                --            58,103
 ......................................................................................................................
Total Liabilities                        2,543            36,245            40,265             6,765            58,103
----------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                       $1,117,794       $14,491,491        $7,113,182        $2,618,452       $34,466,163
----------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
-----------------------------------------------------------------------------------------------------------
June 30,1997                                                     Units
(Unaudited)                                                      Owned by       Unit          Contract
                                                                 Participants   Price         Liability
-----------------------------------------------------------------------------------------------------------
Variable Life contracts in the accumulation period:
 Individual Sub-Accounts
 ...........................................................................................................
  Diversified Income Fund Sub-Account                               47,875      $12.347519    $    591,139
 ...........................................................................................................
  Global Asset Allocation Fund Sub-Account                         466,922       17.296547       8,076,140
 ...........................................................................................................
  Global Growth Fund Sub-Account                                   914,928       18.453165      16,883,325
 ...........................................................................................................
  Growth and Income Fund Sub-Account                             1,202,476       20.622324      24,797,857
 ...........................................................................................................
  High Yield Fund Sub-Account                                      281,964       15.318341       4,319,226
 ...........................................................................................................
  Money Market Fund Sub-Account                                    931,663        1.199783       1,117,794
 ...........................................................................................................
  New Opportunities Fund Sub-Account                               887,887       16.321315      14,491,491
 ...........................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account           553,294       12.856059       7,113,182
 ...........................................................................................................
  Utilities Growth and Income Fund Sub-Account                     165,430       15.828194       2,618,452
 ...........................................................................................................
  Voyager Fund Sub-Account                                       1,685,720       20.445956      34,466,164
-----------------------------------------------------------------------------------------------------------
Grand Total:                                                                                  $114,474,770
-----------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
--------------------------------------------------------------------------------------------------------------------
For the Six Months Ended            Diversified      Global Asset    Global            Growth              High Yield
June 30, 1997                       Income           Allocation      Growth            and Income          Fund
(Unaudited)                         Fund             Fund            Fund              Fund                Account
                                    Sub-Account      Sub-Account     Sub-Account       Sub-Account
--------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                          $30,216          $220,664        $  334,261        $  397,806          $262,832
 .....................................................................................................................
 Capital gains income                 4,763           377,169           359,534           968,274            30,477
 .....................................................................................................................
Net Realized and
 unrealized gain(loss)
 on investments:
 .....................................................................................................................
 Net realized gain(loss)
  on security transactions            2,152              (242)           (5,983)           (3,039)            1,291
 .....................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                 (21,795)          261,956         1,545,621         1,637,105           (90,892)
 .....................................................................................................................
 Net gain(losses)
  on investments                    (19,643)          261,714         1,539,638         1,634,066           (89,601)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from operations:                   $15,336          $859,547        $2,233,433        $3,000,146          $203,708
--------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
---------------------------------------------------------------------------------------------------------------------
For the Six Months Ended             Money          New                U.S. Government   Utilities       Voyager
June 30, 1997                        Market         Opportunities      and High          Growth          Fund
(Unaudited)                          Fund           Fund               Quality Bond      and Income      Sub-Account
                                     Sub-Account    Sub-Account        Fund              Fund
                                                                       Sub-Account       Sub-Account
---------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                           $31,309                --         $365,648          $ 76,374        $   60,565
 .....................................................................................................................
 Capital gains income                     --                --               --           104,146         1,305,213
 .....................................................................................................................
Net Realized and
 unrealized gain(loss)
 on investments:
 .....................................................................................................................
 Net realized gain(loss)
  on security transactions                --            (2,981)            (411)              (15)           (5,831)
 .....................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       --         1,284,785         (194,478)          (29,168)        2,056,833
 .....................................................................................................................
 Net gain(losses)
  on investments                          --         1,281,804         (194,889)          (29,183)        2,051,002
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations:                    $31,309        $1,281,804         $170,759          $151,337        $3,416,780
---------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                     Diversified    Global Asset   Global           Growth          High Yield
June 30, 1997                                Income         Allocation     Growth           and Income      Fund
(Unaudited)                                  Fund           Fund           Fund             Fund            Sub-Account
                                             Sub-Account    Sub-Account    Sub-Account      Sub-Account
-----------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                       $ 30,216       $  220,664     $   334,261      $   397,806     $  262,832
 .......................................................................................................................
 Capital gains income                           4,763          377,169         359,534          968,274         30,477
 .......................................................................................................................
 Net realized gain (loss)
  on security transactions                      2,152             (242)         (5,983)          (3,039)         1,291
 .......................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           (21,795)         261,956       1,545,621        1,637,105        (90,892)
 .......................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                              15,336          859,547       2,233,433        3,000,146        203,708
 .......................................................................................................................
Unit transactions:
 Purchases                                     67,559          402,464       1,813,098        1,912,161        477,589
 .......................................................................................................................
 Net transfers                                 93,293        1,188,494       1,830,631        4,463,311      1,290,251
 .......................................................................................................................
 Surrenders                                    (6,465)        (102,303)       (342,562)        (721,781)       (62,826)
 .......................................................................................................................
 Loan withdrawals                                 (15)         (18,108)       (117,236)         (27,244)       (14,607)
 .......................................................................................................................
 Cost of Insurance                            (13,652)         (97,833)       (314,283)        (377,995)      (104,808)
 .......................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                      140,720        1,372,714       2,869,648        5,248,452      1,585,599
 .......................................................................................................................
 Total increase (decrease)
  in net assets                               156,056        2,232,261       5,103,081        8,248,598      1,789,307
 .......................................................................................................................
Net Assets:
Beginning of period                           435,083        5,843,879      11,780,245       16,549,258      2,529,920
-----------------------------------------------------------------------------------------------------------------------
End of Period                                $591,139       $8,076,140     $16,883,326      $24,797,856     $4,319,227
-----------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------
For the Six Months Ended          Money           New               U.S. Government     Utilities        Voyager
June 30, 1997                     Market          Opportunities     and High            Growth           Fund
(Unaudited)                       Fund            Fund              Quality Bond        and Income       Sub-Account
                                  Sub-Account     Sub-Account       Fund                Fund
                                                                    Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income            $   31,309      $        --       $  365,648          $   76,374       $    60,565
 .....................................................................................................................
 Capital gains income                     --               --               --             104,146         1,305,213
 .....................................................................................................................
 Net realized gain (loss)
  on security transactions                --           (2,981)            (411)                (15)           (5,831)
 .....................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       --        1,284,785         (194,478)            (29,168)        2,056,833
 .....................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                     31,309        1,281,804          170,759             151,337         3,416,780
 .....................................................................................................................
Unit transactions:
 Purchases                           816,135        1,477,792        1,114,582             168,587         3,310,477
 .....................................................................................................................
 Net transfers                    (1,084,985)       2,364,548        1,355,338             407,423         4,204,702
 .....................................................................................................................
 Surrenders                           (7,906)        (275,892)        (130,219)           (136,843)         (599,459)
 .....................................................................................................................
 Loan withdrawals                   (334,160)         (25,856)         (30,042)            104,332           (95,171)
 .....................................................................................................................
 Cost of Insurance                   (39,178)        (268,647)        (141,679)            (33,524)         (635,032)
 .....................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions            (650,094)       3,271,945        2,167,980             509,975         6,185,517
 .....................................................................................................................
 Total increase (decrease)
  in net assets                     (618,785)       4,553,749        2,338,739             661,312         9,602,297
 .....................................................................................................................
Net Assets:
 Beginning of period               1,736,579        9,937,742        4,774,443           1,957,140        24,863,866
---------------------------------------------------------------------------------------------------------------------
End of Period                     $1,117,794      $14,491,491       $7,113,182          $2,618,452       $34,466,163
---------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  3,462            $  188,398          $   127,576         $   373,127
 .........................................................................................................................
 Capital gains income                                   --               123,629              185,843             169,182
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             552                (7,261)                (629)              3,431
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        11,226               402,313              939,399           1,721,046
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   15,240               707,079            1,252,189           2,266,786
 .........................................................................................................................
Unit transactions:
 Purchases                                          24,807               452,006            2,362,436           2,593,033
 .........................................................................................................................
 Net transfers                                     389,351             1,230,543            4,268,747           5,653,969
 .........................................................................................................................
 Surrenders                                         (2,488)             (134,352)            (261,978)           (232,793)
 .........................................................................................................................
 Loan withdrawals                                       --               (15,060)            (136,654)           (131,861)
 .........................................................................................................................
 Cost of insurance                                  (6,035)             (129,436)            (380,278)           (386,556)
 .........................................................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                           405,635             1,403,701            5,852,273           7,495,792
 .........................................................................................................................
 Total increase
  in net assets                                    420,875             2,110,780            7,104,462           9,762,578
 .........................................................................................................................
Net assets:
 Beginning of period                                14,208             3,733,099            4,675,783           6,786,680
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $435,083            $5,843,879          $11,780,245         $16,549,258
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  100,269          $   64,821          $       --          $  118,810
 ..........................................................................................................................
 Capital gains income                                     --                  --                  --                  --
 ..........................................................................................................................
 Net realized gain (loss)
  on security transactions                             1,207                  --             (12,125)              1,512
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         110,874                  --             (46,287)             39,260
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                    212,350              64,821             (58,412)            159,582
 ..........................................................................................................................
Unit transactions:
 Purchases                                           623,832             222,153           1,916,795             851,577
 ..........................................................................................................................
 Net transfers                                       827,225           1,174,039           7,598,113           2,649,806
 ..........................................................................................................................
 Surrenders                                          (75,658)            (15,114)           (180,695)            (43,664)
 ..........................................................................................................................
 Loan withdrawals                                    (62,507)            (32,391)            (15,220)            (88,504)
 ..........................................................................................................................
 Cost of insurance                                  (118,676)            (75,543)           (207,683)           (175,229)
 ..........................................................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                           1,194,216           1,273,144           9,011,310           3,193,986
 ..........................................................................................................................
 Total increase
  in net assets                                    1,406,566           1,337,965           9,052,898           3,353,568
 ..........................................................................................................................
Net assets:
 Beginning of period                               1,123,354             398,614             884,844           1,420,875
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,529,920          $1,736,579          $9,937,742          $4,774,443
--------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   54,039          $   275,323
 .................................................................................
 Capital gains income                                     --              535,426
 .................................................................................
 Net realized gain (loss)
  on security transactions                             5,913              (21,665)
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         187,466            1,014,491
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                    247,418            1,803,575
 .................................................................................
Unit transactions:
 Purchases                                           197,577            4,304,397
 .................................................................................
 Net transfers                                       374,918            9,073,061
 .................................................................................
 Surrenders                                          (23,356)            (688,697)
 .................................................................................
 Loan withdrawals                                     (8,504)            (311,045)
 .................................................................................
 Cost of insurance                                   (46,157)            (810,828)
 .................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                             494,478           11,566,888
 .................................................................................
 Total increase
  in net assets                                      741,896           13,370,463
 .................................................................................
Net assets:
 Beginning of period                               1,215,244           11,493,403
---------------------------------------------------------------------------------
 End of period                                    $1,957,140          $24,863,866
---------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
June 30, 1997 (Unaudited)

1. ORGANIZATION:

Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------------
June 30, 1997                      Diversified     Global Asset     Global          Growth            High Yield
(Unaudited)                        Income          Allocation       Growth          and Income        Fund
                                   Fund            Fund             Fund            Fund              Sub-Account
                                   Sub-Account     Sub-Account      Sub-Account     Sub-Account
-----------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .................................................................................................................
Putnam VT Diversified
Income Fund
 Shares 7,975
 Cost $86,091
 .................................................................................................................
  Market Value:                    $85,976         $     --         $       --      $       --        $     --
 .................................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 42,824
 Cost $713,269
 .................................................................................................................
  Market Value:                         --          758,839                 --              --              --
 .................................................................................................................
Putnam VT Global
Growth Fund
 Shares 151,563
 Cost $2,471,449
 .................................................................................................................
  Market Value:                         --               --          2,822,100              --              --
 .................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 146,436
 Cost $3,512,827
 .................................................................................................................
  Market Value:                         --               --                 --       3,867,384              --
 .................................................................................................................
Putnam VT High Yield Fund
 Shares 42,224
 Cost $517,896
 .................................................................................................................
  Market Value:                         --               --                 --              --         532,441
 .................................................................................................................
Due From Hartford Life
 Insurance Company                      --           12,824                 --          61,501          34,369
 .................................................................................................................
Receivable from fund
 shares sold                           272               --              1,636              --              --
 .................................................................................................................
Total Assets                        86,248          771,663          2,823,736       3,928,885         566,810
 .................................................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                     272               --              1,517              --              --
 .................................................................................................................
Payable for fund
 shares purchased                       --           12,797                 --          61,488          34,365
 .................................................................................................................
Total Liabilities                      272           12,797              1,517          61,488          34,365
-----------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                      $85,976         $758,866         $2,822,219      $3,867,397        $532,445
-----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
---------------------------------------------------------------------------------------------------------------------
June 30, 1997                       Money           New               U.S. Government     Utilities       Voyager
(Unaudited)                         Market          Opportunities     and High            Growth          Fund
                                    Fund            Fund              Quality Bond        and Income      Sub-Account
                                    Sub-Account     Sub-Account       Fund                Fund
                                                                      Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .....................................................................................................................
Putnam VT Money
Market Fund
 Shares 164,207
 Cost $164,207
 .....................................................................................................................
  Market Value:                     $164,207        $       --        $       --          $     --        $       --
 .....................................................................................................................
Putnam VT New
Opportunities Fund
 Shares 169,238
 Cost $2,943,977
 .....................................................................................................................
  Market Value:                           --         3,207,059                --                --                --
 .....................................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 184,145
 Cost $2,332,721
 .....................................................................................................................
  Market Value:                           --                --         2,338,637                --                --
 .....................................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 16,163
 Cost $222,895
 .....................................................................................................................
  Market Value:                           --                --                --           232,904                --
 .....................................................................................................................
Putnam VT Voyager Fund
 Shares 150,676
 Cost $4,833,284
 .....................................................................................................................
  Market Value:                           --                --                --                --         5,192,295
 .....................................................................................................................
Due From Hartford Life
 Insurance Company                    13,660            22,894            65,254            13,976            57,136
 .....................................................................................................................
Receivable from fund
 shares sold                              --                --                --                --                --
 .....................................................................................................................
Total Assets                         177,867         3,229,953         2,403,891           246,880         5,249,431
 .....................................................................................................................
Liabilities
Due to Hartford Life
 Insurance Company                        --                --                --                --                --
 .....................................................................................................................
Payable for fund
 shares purchased                     13,660            22,585            65,342            13,938            56,839
 .....................................................................................................................
Total Liabilities                     13,660            22,585            65,342            13,938            56,839
---------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                       $164,207        $3,207,368        $2,338,549          $232,942        $5,192,592
---------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
-------------------------------------------------------------------------------------------------------------
June 30,1997                                                       Units
(Unaudited)                                                        Owned by       Unit           Contract
                                                                   Participants   Price          Liability
-------------------------------------------------------------------------------------------------------------
Variable life contracts in the accumulation period:
 Individual Sub-accounts:
 .............................................................................................................
  Diversified Income Fund Sub-Account                                6,963        $12.347519     $    85,976
 .............................................................................................................
  Global Asset Allocation Fund Sub-Account                          43,874         17.296547         758,866
 .............................................................................................................
  Global Growth Fund Sub-Account                                   152,940         18.453165       2,822,219
 .............................................................................................................
  Growth and Income Fund Sub-Account                               187,534         20.622324       3,867,397
 .............................................................................................................
  High Yield Fund Sub-Account                                       34,759         15.318341         532,446
 .............................................................................................................
  Money Market Fund Sub-Account                                    136,864          1.199783         164,207
 .............................................................................................................
  New Opportunities Fund Sub-Account                               196,514         16.321315       3,207,368
 .............................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account           181,902         12.856059       2,338,549
 .............................................................................................................
  Utilities Growth and Income Fund Sub-Account                      14,717         15.828194         232,942
 .............................................................................................................
  Voyager Fund Sub-Account                                         253,967         20.445956       5,192,592
-------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                     $19,202,562
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
---------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                 Diversified       Global Asset      Global            Growth            High Yield
June 30, 1997                            Income            Allocation        Growth            and Income        Fund
(Unaudited)                              Fund              Fund              Fund              Fund              Sub-Account
                                         Sub-Account       Sub-Account       Sub-Account       Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                               $3,548            $16,282           $ 54,214          $ 48,364          $25,054
 ...........................................................................................................................
 Capital gains income                       559             27,830             58,313           117,720            2,905
 ...........................................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                   66              1,069              5,333               940            1,370
 ...........................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (1,931)            22,154            256,447           227,239           (3,950)
 ...........................................................................................................................
 Net gain(losses)
  on investments                         (1,865)            23,223            261,780           228,179           (2,580)
---------------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                         $2,242            $67,335           $374,307          $394,263          $25,379
---------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                 Money             New               U.S. Government   Utilities         Voyager
June 30, 1997                            Market            Opportunities     and High          Growth            Fund
(Unaudited)                              Fund              Fund              Quality Bond      and Income        Sub-Account
                                         Sub-Account       Sub-Account       Fund              Fund
                                                                             Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                               $4,135            $     --          $84,427           $ 6,195           $  7,934
 ............................................................................................................................
 Capital gains income                        --                  --               --             8,447            170,979
 ............................................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ............................................................................................................................
 Net realized gain (loss)
  on security transactions                   --                 990              164                35             (7,294)
 ............................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          --             275,303          (28,047)             (588)           299,011
 ............................................................................................................................
 Net gain(losses)
  on investments                             --             276,293          (27,883)             (553)           291,717
----------------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                         $4,135            $276,293          $56,544           $14,089           $470,630
----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                     Diversified      Global Asset    Global            Growth              High Yield
June 30, 1997                                Income           Allocation      Growth            and Income          Fund
(Unaudited)                                  Fund             Fund            Fund              Fund                Sub-Account
                                             Sub-Account      Sub-Account     Sub-Account       Sub-Account
-------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                       $ 3,548          $ 16,282        $   54,214        $   48,364          $ 25,054
 ...............................................................................................................................
 Capital gains income                            559            27,830            58,313           117,720             2,905
 ...............................................................................................................................
 Net realized gain (loss)
  on security transactions                        66             1,069             5,333               940             1,370
 ...............................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           (1,931)           22,154           256,447           227,239            (3,950)
 ...............................................................................................................................
 Net increase in net assets
  resulting from operations                    2,242            67,335           374,307           394,263            25,379
 ...............................................................................................................................
Unit transactions:
 Purchases                                     1,925           117,765           479,533           336,154            63,625
 ...............................................................................................................................
 Net transfers                                26,596           220,286           556,552         1,644,965           117,397
 ...............................................................................................................................
 Surrenders                                   (2,782)          (12,970)          (42,516)          (63,980)          (10,181)
 ...............................................................................................................................
 Loan withdrawals                                 --               (39)               --               (40)               --
 ...............................................................................................................................
 Cost of Insurance                            (1,916)          (18,540)          (52,124)          (59,102)          (12,523)
 ...............................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                      23,823           306,502           941,445         1,857,997           158,318
 ...............................................................................................................................
 Total increase (decrease)
  in net assets                               26,065           373,837         1,315,752         2,252,260           183,697
 ...............................................................................................................................
Net Assets:
 Beginning of period                          59,911           385,029         1,506,467         1,615,137           348,748
-------------------------------------------------------------------------------------------------------------------------------
 End of Period                               $85,976          $758,866        $2,822,219        $3,867,397          $532,445
-------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended               Money           New               U.S. Government     Utilities       Voyager
June 30, 1997                          Market          Opportunities     and High            Growth          Fund
(Unaudited)                            Fund            Fund              Quality Bond        and Income      Sub-Account
                                       Sub-Account     Sub-Account       Fund                Fund
                                                                         Sub-Account         Sub-Account
------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                 $  4,135        $       --        $   84,427          $  6,195        $    7,934
 ........................................................................................................................
 Capital gains income                        --                --                --             8,447           170,979
 ........................................................................................................................
 Net realized gain (loss)
  on security transactions                   --               990               164                35            (7,294)
 ........................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          --           275,303           (28,047)             (588)          299,011
 ........................................................................................................................
 Net increase in net assets
  resulting from operations               4,135           276,293            56,544            14,089           470,630
 ........................................................................................................................
Unit transactions:
 Purchases                                4,989           405,532           357,091            21,481           536,679
 ........................................................................................................................
 Net transfers                          (37,904)          855,102         1,058,612            61,996         1,261,481
 ........................................................................................................................
 Surrenders                              (4,683)          (56,582)          (22,627)           (3,655)          (90,560)
 ........................................................................................................................
 Loan withdrawals                            --               (32)              (97)               --              (172)
 ........................................................................................................................
 Cost of Insurance                       (2,764)          (42,351)          (42,315)           (2,818)          (78,045)
 ........................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                (40,362)        1,161,669         1,350,664            77,004         1,629,383
 ........................................................................................................................
 Total increase (decrease)
  in net assets                         (36,227)        1,437,962         1,407,208            91,093         2,100,013
 ........................................................................................................................
Net Assets:
 Beginning of period                    200,434         1,769,406           931,341           141,849         3,092,579
------------------------------------------------------------------------------------------------------------------------
 End of Period                         $164,207        $3,207,368        $2,338,549          $232,942        $5,192,592
------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $    --             $     --            $       --          $       --
 .........................................................................................................................
 Net realized gain on
  security transactions                                23                   23                    22               1,065
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        1,816               23,416                94,204             127,318
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   1,839               23,439                94,226             128,383
 .........................................................................................................................
Unit transactions:
 Purchases                                          5,545               46,464               157,447              71,075
 .........................................................................................................................
 Net transfers                                     53,826              314,944             1,150,116           1,496,949
 .........................................................................................................................
 Surrenders                                          (900)              (3,964)               (4,642)            (63,304)
 .........................................................................................................................
 Loan withdrawals                                      --                   --                    --                  --
 .........................................................................................................................
 Cost of insurance                                   (399)             (13,366)              (39,530)            (17,966)
 .........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           58,072              344,078             1,263,391           1,486,754
 .........................................................................................................................
 Total increase
  in net assets                                    59,911              367,517             1,357,617           1,615,137
 .........................................................................................................................
Net assets:
 Beginning of period                                   --               17,512               148,850                  --
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $59,911             $385,029            $1,506,467          $1,615,137
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $     --            $  2,362            $       --          $     --
 ..........................................................................................................................
 Net realized gain on
  security transactions                                284                  --                   387               184
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        18,495                  --               (12,221)           33,963
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   18,779               2,362               (11,834)           34,147
 ..........................................................................................................................
Unit transactions:
 Purchases                                          46,744               9,632               181,821            97,098
 ..........................................................................................................................
 Net transfers                                     365,622             189,742             1,648,281           580,013
 ..........................................................................................................................
 Surrenders                                        (73,491)             (2,732)              (23,865)          (22,449)
 ..........................................................................................................................
 Loan withdrawals                                       --                  --                    (4)               --
 ..........................................................................................................................
 Cost of insurance                                  (8,906)               (968)              (24,993)          (37,657)
 ..........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           329,969             195,674             1,781,240           617,005
 ..........................................................................................................................
 Total increase
  in net assets                                    348,748             198,036             1,769,406           651,152
 ..........................................................................................................................
Net assets:
 Beginning of period                                    --               2,398                    --           280,189
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $348,748            $200,434            $1,769,406          $931,341
--------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $     --            $       --
 .................................................................................
 Net realized gain on
  security transactions                               (545)                    9
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        10,598                59,940
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   10,053                59,949
 .................................................................................
Unit transactions:
 Purchases                                          30,724               326,269
 .................................................................................
 Net transfers                                     101,621             2,756,875
 .................................................................................
 Surrenders                                            686               (47,111)
 .................................................................................
 Loan withdrawals                                       --                    (4)
 .................................................................................
 Cost of insurance                                  (1,235)              (42,616)
 .................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           131,796             2,993,413
 .................................................................................
 Total increase
  in net assets                                    141,849             3,053,362
 .................................................................................
Net assets:
 Beginning of period                                    --                39,217
---------------------------------------------------------------------------------
 End of period                                    $141,849            $3,092,579
---------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
June 30, 1997 (Unaudited)

1. ORGANIZATION:

Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------
June 30, 1997                               Asia Pacific    Diversified       Global Asset      Global
(Unaudited)                                 Growth          Income            Allocation        Growth
                                            Fund            Fund              Fund              Fund
                                            Sub-Account     Sub-Account       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 84,443
 Cost $876,809
 ...........................................................................................................
  Market Value:                             $971,937        $       --        $       --        $       --
 ...........................................................................................................
Putnam VT Diversified
Income Fund
 Shares 115,606
 Cost $1,245,378
 ...........................................................................................................
  Market Value:                                   --         1,246,235                --                --
 ...........................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 84,756
 Cost $1,348,191
 ...........................................................................................................
  Market Value:                                   --                --         1,501,879                --
 ...........................................................................................................
Putnam VT Global
Growth Fund
 Shares 410,003
 Cost $6,260,849
 ...........................................................................................................
  Market Value:                                   --                --                --         7,634,265
 ...........................................................................................................
Putnam VT Growth and
Income Fund
 Shares 680,691
 Cost $14,815,255
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT High Yield Fund
 Shares 307,071
 Cost $3,728,848
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT International
Growth Fund
 Shares 9,278
 Cost $100,255
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 1,836
 Cost $20,190
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Due From Hartford Life
 Insurance Company                                --             6,704             8,837            14,402
 ...........................................................................................................
Receivable from fund
 shares sold                                     224                --                --                --
-----------------------------------------------------------------------------------------------------------
Total Assets                                 972,161         1,252,939         1,510,716         7,648,667
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                               224                --                --                --
 ...........................................................................................................
Payable for fund
 shares purchased                                 --             6,704             8,837            14,402
 ...........................................................................................................
Total Liabilities                                224             6,704             8,837            14,402
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                               $971,937        $1,246,235        $1,501,879        $7,634,265
-----------------------------------------------------------------------------------------------------------



Statement of Assets & Liabilities (continued)
----------------------------------------------------------------------------------------------------------------
June 30, 1997                            Growth             High Yield          International      International
(Unaudited)                              and Income         Fund                Growth             Growth
                                         Fund               Sub-Account         Fund               and Income
                                         Sub-Account                            Sub-Account        Fund
                                                                                                   Sub-Account
----------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ................................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 84,443
 Cost $876,809
 ................................................................................................................
  Market Value:                          $        --        $       --          $     --           $    --
 ................................................................................................................
Putnam VT Diversified
Income Fund
 Shares 115,606
 Cost $1,245,378
 ................................................................................................................
  Market Value:                                   --                --                --                --
 ................................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 84,756
 Cost $1,348,191
 ................................................................................................................
  Market Value:                                   --                --                --                --
 ................................................................................................................
Putnam VT Global
Growth Fund
 Shares 410,003
 Cost $6,260,849
 ................................................................................................................
  Market Value:                                   --                --                --                --
 ................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 680,691
 Cost $14,815,255
 ................................................................................................................
  Market Value:                           17,977,052                --                --                --
 ................................................................................................................
Putnam VT High Yield Fund
 Shares 307,071
 Cost $3,728,848
 ................................................................................................................
  Market Value:                                   --         3,872,166                --                --
 ................................................................................................................
Putnam VT International
Growth Fund
 Shares 9,278
 Cost $100,255
 ................................................................................................................
  Market Value:                                   --                --           107,444                --
 ................................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 1,836
 Cost $20,190
 ................................................................................................................
  Market Value:                                   --                --                --            21,246
 ................................................................................................................
Due From Hartford Life
 Insurance Company                            20,974                --                --                --
 ................................................................................................................
Receivable from fund
 shares sold                                      --               787                32                --
----------------------------------------------------------------------------------------------------------------
Total Assets                              17,998,026         3,872,953           107,476            21,246
----------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                                --               787                32                --
 ................................................................................................................
Payable for fund
 shares purchased                             20,974                --                --                --
 ................................................................................................................
Total Liabilities                             20,974               787                32                --
----------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                            $17,977,052        $3,872,166          $107,444           $21,246
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
June 30, 1997                               International   Money             New                 New
(Unaudited)                                 New             Market            Opportunities       Value
                                            Opportunites    Fund              Fund                Fund
                                            Fund            Sub-Account       Sub-Account         Sub-Account
                                            Sub-Account
-------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .............................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 15,900
 Cost $169,454
 .............................................................................................................
  Market Value:                             $177,608        $       --        $       --          $     --
 .............................................................................................................
Putnam VT Money
Market Fund
 Shares 3,611,374
 Cost $3,611,374
 .............................................................................................................
  Market Value:                                   --         3,611,374                --                --
 .............................................................................................................
Putnam VT New
Opportunities Fund
 Shares 473,118
 Cost $7,541,359
 .............................................................................................................
  Market Value:                                   --                --         8,965,595                --
 .............................................................................................................
Putnam VT New Value Fund
 Shares 13,447
 Cost $144,671
 .............................................................................................................
  Market Value:                                   --                --                --           150,477
 .............................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 102,220
 Cost $1,335,958
 .............................................................................................................
  Market Value:                                   --                --                --                --
 .............................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 115,303
 Cost $1,516,646
 .............................................................................................................
  Market Value:                                   --                --                --                --
 .............................................................................................................
Putnam VT Vista Fund
 Shares 9,852
 Cost $101,679
 .............................................................................................................
  Market Value:                                   --                --                --                --
 .............................................................................................................
Putnam VT Voyager Fund
 Shares 316,119
 Cost $9,541,055
 .............................................................................................................
  Market Value:                                   --                --                --                --
 .............................................................................................................
Due From Hartford Life
 Insurance Company                                --            71,234             7,349                --
 .............................................................................................................
Receivable from fund
 shares sold                                      10                --                --                33
-------------------------------------------------------------------------------------------------------------
Total Assets                                 177,618         3,682,608         8,972,944           150,510
-------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                                10                --                --                33
 .............................................................................................................
Payable for fund
 shares purchased                                 --            70,897             7,350                --
 .............................................................................................................
Total Liabilities                                 10            70,897             7,350                33
-------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                               $177,608        $3,611,711        $8,965,594          $150,477
-------------------------------------------------------------------------------------------------------------



Statement of Assets & Liabilities (continued)
----------------------------------------------------------------------------------------------------------
June 30, 1997                             U.S. Government   Utilities           Vista          Voyager
(Unaudited)                               and High          Growth              Fund           Fund
                                          Quality Bond      and Income          Sub-Account    Sub-Account
                                          Fund              Fund
                                          Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ..........................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 15,900
 Cost $169,454
 ..........................................................................................................
  Market Value:                           $       --        $       --          $     --       $        --
 ..........................................................................................................
Putnam VT Money
Market Fund
 Shares 3,611,374
 Cost $3,611,374
 ..........................................................................................................
  Market Value:                                   --                --                --                --
 ..........................................................................................................
Putnam VT New
Opportunities Fund
 Shares 473,118
 Cost $7,541,359
 ..........................................................................................................
  Market Value:                                   --                --                --                --
 ..........................................................................................................
Putnam VT New Value Fund
 Shares 13,447
 Cost $144,671
 ..........................................................................................................
  Market Value:                                   --                --                --                --
 ..........................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 102,220
 Cost $1,335,958
 ..........................................................................................................
  Market Value:                            1,298,191                --                --                --
 ..........................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 115,303
 Cost $1,516,646
 ..........................................................................................................
  Market Value:                                   --         1,661,523                --                --
 ..........................................................................................................
Putnam VT Vista Fund
 Shares 9,852
 Cost $101,679
 ..........................................................................................................
  Market Value:                                   --                --           108,766                --
 ..........................................................................................................
Putnam VT Voyager Fund
 Shares 316,119
 Cost $9,541,055
 ..........................................................................................................
  Market Value:                                   --                --                --        10,893,456
 ..........................................................................................................
Due From Hartford Life
 Insurance Company                                --                --                --               124
 ..........................................................................................................
Receivable from fund
 shares sold                                      37               365                12                --
----------------------------------------------------------------------------------------------------------
Total Assets                               1,298,228         1,661,888           108,778        10,893,580
----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                                37               365                12                --
 ..........................................................................................................
Payable for fund
 shares purchased                                 --                --                --               124
 ..........................................................................................................
Total Liabilities                                 37               365                12               124
----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                             $1,298,191        $1,661,523          $108,766       $10,893,456
----------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
-----------------------------------------------------------------------------------------------------------------
June 30,1997                                                        Units            Unit             Contract
(Unaudited)                                                         Owned by         Price            Liability
                                                                    Participants
-----------------------------------------------------------------------------------------------------------------
Variable life contracts in the accumulation period:
 Individual Sub-Accounts:
 .................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                 81,558        $11.917105       $   971,937
 .................................................................................................................
  Diversified Income Fund Sub-Account                                  93,458         13.334763         1,246,235
 .................................................................................................................
  Global Asset Allocation Sub-Account                                  92,078         16.310976         1,501,879
 .................................................................................................................
  Global Growth Fund Sub-Account                                      480,817         15.877678         7,634,265
 .................................................................................................................
  Growth and Income Fund Sub-Account                                  937,838         19.168613        17,977,052
 .................................................................................................................
  High Yield Fund Sub-Account                                         274,044         14.129744         3,872,166
 .................................................................................................................
  International Growth Fund Sub-Account                                 9,278         11.580012           107,444
 .................................................................................................................
  International Growth and Income Fund Sub-Account                      1,836         11.569999            21,246
 .................................................................................................................
  International New Opportunities Fund Sub-Account                     15,901         11.169769           177,608
 .................................................................................................................
  Money Market Fund Sub-Account                                     3,180,563          1.135557         3,611,711
 .................................................................................................................
  New Opportunities Fund Sub-Account                                  508,065         17.646533         8,965,595
 .................................................................................................................
  New Value Fund Sub-Account                                           13,448         11.189834           150,477
 .................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account              102,281         12.692368         1,298,191
 .................................................................................................................
  Utilities Growth and Income Fund Sub-Account                        102,444         16.218824         1,661,523
 .................................................................................................................
  Vista Fund Sub-Account                                                9,852         11.040211           108,766
 .................................................................................................................
  Voyager Fund Sub-Account                                            610,562         17.841674        10,893,455
-----------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                          $60,199,550
-----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                          Asia Pacific      Diversified       Global Asset      Global
June 30, 1997                                     Growth            Income            Allocation        Growth
(Unaudited)                                       Fund              Fund              Fund              Fund
                                                  Sub-Account       Sub-Account       Sub-Account       Sub-Account
-------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                        $18,881           $62,554           $ 45,684          $  155,488
 ...................................................................................................................
 Capital gains income                                  --             9,861             78,086             167,244
 ...................................................................................................................
Net Realized and
 unrealized gain (loss)
 on Investments:
 ...................................................................................................................
 Net realized gain (loss)
  on security transactions                            329               133              2,468               2,685
 ...................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                                42,433           (42,998)            45,666             714,756
 ...................................................................................................................
 Net gain (losses) on investments                  42,762           (42,865)            48,134             717,441
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from operations                                  $61,643           $29,550           $171,904          $1,040,173
-------------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
--------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                       Growth              High Yield        International     International
June 30, 1997                                  and Income          Fund              Growth            Growth
(Unaudited)                                    Fund                Sub-Account       Fund              and Income
                                               Sub-Account                           Sub-Account *     Fund
                                                                                                       Sub-Account *
--------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                     $  314,190          $246,290          $   --            $   --
 ....................................................................................................................
 Capital gains income                             764,750            28,559              --                --
 ....................................................................................................................
Net Realized and
 unrealized gain (loss)
 on Investments:
 ....................................................................................................................
 Net realized gain (loss)
  on security transactions                            401              (224)              7                72
 ....................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                             1,250,162           (67,136)          7,189             1,056
 ....................................................................................................................
 Net gain (losses) on investments               1,250,563           (67,360)          7,196             1,128
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from operations                               $2,329,503          $207,489          $7,196            $1,128
--------------------------------------------------------------------------------------------------------------------

* From inception, January 2, 1997 to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Operations (continued)
-----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                      International     Money             New               New
June 30, 1997                                 New               Market            Opportunities     Value
(Unaudited)                                   Opportunities     Fund              Fund              Fund
                                              Fund              Sub-Account       Sub-Account       Sub-Account *
                                              Sub-Account *
-----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                    $   --            $96,768           $     --          $   --
 .................................................................................................................
Capital gains income                              --                 --                 --              --
 .................................................................................................................
Net Realized and
 unrealized gain (loss)
 on Investments:
 .................................................................................................................
 Net realized gain (loss)
  on security transactions                      (193)                --             (4,593)           (326)
 .................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                            8,154                 --            815,074           5,806
 .................................................................................................................
 Net gain (losses) on investments              7,961                 --            810,481           5,480
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from operations                              $7,961            $96,768           $810,481          $5,480
-----------------------------------------------------------------------------------------------------------------




Statement of Operations (continued)
---------------------------------------------------------------------------------------------------------------
For the Six Months Ended                    U.S. Government     Utilities         Vista             Voyager
June 30, 1997                               and High            Growth            Fund              Fund
(Unaudited)                                 Quality Bond        and Income        Sub-Account *     Sub-Account
                                            Fund                Fund
                                            Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                  $83,063             $ 56,715          $   --            $   20,325
 ...............................................................................................................
 Capital gains income                            --               77,339              --               438,026
 ...............................................................................................................
Net Realized and
 unrealized gain (loss)
 on Investments:
 ...............................................................................................................
 Net realized gain (loss)
  on security transactions                      234                1,863            (891)                5,047
 ...............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (47,959)             (29,546)          7,087               661,780
 ...............................................................................................................
 Net gain (losses) on investments           (47,725)             (27,683)          6,196               666,827
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from operations                            $35,338             $106,371          $6,196            $1,125,178
---------------------------------------------------------------------------------------------------------------

* From inception, January 2, 1997 to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------
For the Six Months Ended                    Asia Pacific    Diversified       Global Asset      Global
June 30, 1997                               Growth          Income            Allocation        Growth
(Unaudited)                                 Fund            Fund              Fund              Fund
                                            Sub-Account     Sub-Account       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $ 18,881        $   62,554        $   45,684        $  155,488
 ...........................................................................................................
 Capital gains income                             --             9,861            78,086           167,244
 ...........................................................................................................
 Net realized gain (loss)
  on security transactions                       329               133             2,468             2,685
 ...........................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           42,433           (42,998)           45,666           714,756
 ...........................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                             61,643            29,550           171,904         1,040,173
 ...........................................................................................................
Unit transactions:
 Purchases                                        --                --                --                --
 ...........................................................................................................
 Net transfers                                18,549           179,740           158,589           590,965
 ...........................................................................................................
 Surrenders                                   (8,277)          (10,217)          (15,495)          (85,515)
 ...........................................................................................................
 Loan withdrawals                             (5,904)          (11,255)          (23,983)          (43,615)
 ...........................................................................................................
 Cost of Insurance                            (3,316)           (4,281)           (4,882)          (23,388)
 ...........................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit                                    1,052           153,987           114,229           438,447
 ...........................................................................................................
 Total increase (decrease)
  in net assets                               62,695           183,537           286,133         1,478,620
 ...........................................................................................................
Net Assets:
 Beginning of period                         909,242         1,062,698         1,215,746         6,155,645
-----------------------------------------------------------------------------------------------------------
 End of Period                              $971,937        $1,246,235        $1,501,879        $7,634,265
-----------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                 Growth             High Yield          International      International
June 30, 1997                            and Income         Fund                Growth             Growth
(Unaudited)                              Fund               Sub-Account         Fund               and Income
                                         Sub-Account                            Sub-Account *      Fund
                                                                                                   Sub-Account *
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $   314,190        $  246,290          $     --           $    --
 ................................................................................................................
 Capital gains income                        764,750            28,559                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       401              (224)                7                72
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        1,250,162           (67,136)            7,189             1,056
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          2,329,503           207,489             7,196             1,128
 ................................................................................................................
Unit transactions:
 Purchases                                        --                --             1,000             1,000
 ................................................................................................................
 Net transfers                             2,044,767           404,698            99,569            19,190
 ................................................................................................................
 Surrenders                                 (159,346)          (34,163)             (239)              (58)
 ................................................................................................................
 Loan withdrawals                            (55,303)            7,409                --                --
 ................................................................................................................
 Cost of Insurance                           (52,453)          (12,249)              (82)              (14)
 ................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit                                1,777,665           365,695           100,248            20,118
 ................................................................................................................
 Total increase (decrease)
  in net assets                            4,107,168           573,184           107,444            21,246
 ................................................................................................................
Net Assets:
 Beginning of period                      13,869,884         3,298,982                --                --
----------------------------------------------------------------------------------------------------------------
 End of Period                           $17,977,052        $3,872,166          $107,444           $21,246
----------------------------------------------------------------------------------------------------------------

*From inception January 2, 1997 to June 30, 1997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------
For the Six Months Ended                International     Money             New                 New
June 30, 1997                           New               Market            Opportunities       Value
(Unaudited)                             Opportunities     Fund              Fund                Fund
                                        Fund              Sub-Account       Sub-Account         Sub-Account*
                                        Sub-Account *
------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $     --          $   96,768        $       --          $     --
 ............................................................................................................
 Capital gains income                         --                  --                --                --
 ............................................................................................................
 Net realized gain (loss)
  on security transactions                  (193)                 --            (4,593)             (326)
 ............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        8,154                  --           815,074             5,806
 ............................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          7,961              96,768           810,481             5,480
 ............................................................................................................
Unit transactions:
 Purchases                                 1,000           4,717,150                --             1,000
 ............................................................................................................
 Net transfers                           169,220          (5,168,962)          522,076           150,192
 ............................................................................................................
 Surrenders                                 (450)            (40,576)         (119,589)           (6,039)
 ............................................................................................................
 Loan withdrawals                             (1)           (199,497)          (53,018)               --
 ............................................................................................................
 Cost of Insurance                          (122)            (16,116)          (27,381)             (156)
 ............................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit                              169,647            (708,001)          322,088           144,997
 ............................................................................................................
 Total increase (decrease)
  in net assets                          177,608            (611,233)        1,132,569           150,477
 ............................................................................................................
Net Assets:
 Beginning of period                          --           4,222,944         7,833,025                --
------------------------------------------------------------------------------------------------------------
 End of Period                          $177,608          $3,611,711        $8,965,594          $150,477
------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------
For the Six Months Ended             U.S. Government   Utilities           Vista             Voyager
June 30, 1997                        and High          Growth              Fund              Fund
(Unaudited)                          Quality Bond      and Income          Sub-Account *     Sub-Account
                                     Fund              Fund
                                     Sub-Account       Sub-Account
---------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)        $   83,063        $   56,715          $     --          $    20,325
 .........................................................................................................
 Capital gains income                        --            77,339                --              438,026
 .........................................................................................................
 Net realized gain (loss)
  on security transactions                  234             1,863              (891)               5,047
 .........................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (47,959)          (29,546)            7,087              661,780
 .........................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        35,338           106,371             6,196            1,125,178
 .........................................................................................................
Unit transactions:
 Purchases                                   --                --             1,000                   --
 .........................................................................................................
 Net transfers                              895            98,729           102,154              609,640
 .........................................................................................................
 Surrenders                             (11,245)          (13,996)             (491)            (145,245)
 .........................................................................................................
 Loan withdrawals                       (11,876)           (8,418)               --              (65,044)
 .........................................................................................................
 Cost of Insurance                       (4,685)           (5,822)              (93)             (33,296)
 .........................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit                             (26,911)           70,493           102,570              366,055
 .........................................................................................................
 Total increase (decrease)
  in net assets                           8,427           176,864           108,766            1,491,233
 .........................................................................................................
Net Assets:
 Beginning of period                  1,289,764         1,484,659                --            9,402,223
---------------------------------------------------------------------------------------------------------
 End of Period                       $1,298,191        $1,661,523          $108,766          $10,893,456
---------------------------------------------------------------------------------------------------------

*From inception January 2, 1997 to June 30, 1997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  6,265            $   45,501          $   31,236          $   78,177
 .........................................................................................................................
 Capital gains income                                   --                    --              20,497             113,882
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                              40                 1,025                 235               2,172
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        45,583                30,289              79,432             532,876
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   51,888                76,815             131,400             727,107
 .........................................................................................................................
Unit transactions:
 Purchases                                              --                    --                  --                  --
 .........................................................................................................................
 Net transfers                                     663,703               678,615             565,848           2,987,293
 .........................................................................................................................
 Surrenders                                        (12,187)              (13,614)            (14,996)            (92,194)
 .........................................................................................................................
 Loan withdrawals                                  (49,778)               (4,620)            (12,089)            (56,759)
 .........................................................................................................................
 Cost of insurance                                  (4,323)               (6,234)             (5,795)            (31,793)
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                           597,415               654,147             532,968           2,806,547
 .........................................................................................................................
 Total increase (decrease)
  in net assets                                    649,303               730,962             664,368           3,533,654
 .........................................................................................................................
Net assets:
 Beginning of period                               259,939               331,736             551,378           2,621,991
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $909,242            $1,062,698          $1,215,746          $6,155,645
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   341,685         $  163,141          $  203,725          $       --
 ...........................................................................................................................
 Capital gains income                                 154,926                 --                  --                  --
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                              2,902              1,565                  --               1,419
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        1,519,519            157,435                  --             325,785
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   2,019,032            322,141             203,725             327,204
 ...........................................................................................................................
Unit transactions:
 Purchases                                                 --                 --          24,879,746                  --
 ...........................................................................................................................
 Net transfers                                      7,006,259          1,317,440         (24,660,575)          4,703,270
 ...........................................................................................................................
 Surrenders                                          (298,205)           (83,011)            (89,459)           (170,255)
 ...........................................................................................................................
 Loan withdrawals                                     (46,401)           (35,554)         (1,308,364)            (37,499)
 ...........................................................................................................................
 Cost of insurance                                    (65,790)           (18,659)            (42,734)            (38,655)
 ...........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                            6,595,863            180,216          (1,221,386)          4,456,861
 ...........................................................................................................................
 Total increase (decrease)
  in net assets                                     8,614,895          1,502,357          (1,017,661)          4,784,065
 ...........................................................................................................................
Net assets:
 Beginning of period                                5,254,989          1,796,625           5,240,605           3,048,960
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $13,869,884         $3,298,982          $4,222,944          $7,833,025
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   58,449          $   35,664          $  103,280
 .....................................................................................................
 Capital gains income                                     --                  --             200,850
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                            (1,338)                749               1,457
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         (12,239)            144,600             388,867
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                     44,872             181,013             694,454
 .....................................................................................................
Unit transactions:
 Purchases                                                --                  --                  --
 .....................................................................................................
 Net transfers                                       675,522             725,689           5,336,934
 .....................................................................................................
 Surrenders                                          (16,556)            (22,040)           (138,165)
 .....................................................................................................
 Loan withdrawals                                    (19,784)            (29,987)            (66,110)
 .....................................................................................................
 Cost of insurance                                    (7,295)             (8,113)            (45,984)
 .....................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                             631,887             665,549           5,086,675
 .....................................................................................................
 Total increase (decrease)
  in net assets                                      676,759             846,562           5,781,129
 .....................................................................................................
Net assets:
 Beginning of period                                 613,005             638,097           3,621,094
-----------------------------------------------------------------------------------------------------
 End of period                                    $1,289,764          $1,484,659          $9,402,223
-----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
June 30, 1997 (Unaudited)

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------
June 30, 1997                            Asia Pacific     Diversified       Global Asset      Global
(Unaudited)                              Growth           Income            Allocation        Growth
                                         Fund             Fund              Fund              Fund
                                         Sub-Account      Sub-Account       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 7,696,759
 Cost $80,916,137
 ...........................................................................................................
  Market Value:                          $88,589,693      $         --      $         --      $         --
 ...........................................................................................................
Putnam VT Diversfied
Income Fund
 Shares 22,817,393
 Cost $238,304,549
 ...........................................................................................................
  Market Value:                                   --       245,971,499                --                --
 ...........................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 23,003,988
 Cost $345,316,286
 ...........................................................................................................
  Market Value:                                   --                --       407,630,665                --
 ...........................................................................................................
Putnam VT Global
Growth Fund
 Shares 45,808,770
 Cost $669,895,508
 ...........................................................................................................
  Market Value:                                   --                --                --       852,959,295
 ...........................................................................................................
Putnam VT Growth and
Income Fund
 Shares 122,720,951
 Cost $2,553,649,693
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT High Yield Fund
 Shares 37,478,095
 Cost $454,828,252
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT International
Growth Fund
 Shares 3,440,905
 Cost $36,461,077
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 5,247,739
 Cost $55,846,779
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                                           -           313,283
 ...........................................................................................................
Receivable from fund
 shares sold                               1,061,024           108,536                --           987,012
-----------------------------------------------------------------------------------------------------------
Total Assets                              89,650,717       246,080,035       407,943,948       853,946,307
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                 1,061,207           108,686                --           986,968
 ...........................................................................................................
Payable for fund
 shares purchased                                 --                --           313,296                --
 ...........................................................................................................
Total Liabilities                          1,061,207           108,686           313,296           986,968
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                            $88,589,510      $245,971,349      $407,630,652      $852,959,339
-----------------------------------------------------------------------------------------------------------



Statement of Assets & Liabilities (continued)
------------------------------------------------------------------------------------------------------------
June 30, 1997                         Growth              High Yield         International     International
(Unaudited)                           and Income          Fund               Growth            Growth
                                      Fund                Sub-Account        Fund              and Income
                                      Sub-Account                            Sub-Account       Fund
                                                                                               Sub-Account
------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ............................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 7,696,759
 Cost $80,916,137
 ............................................................................................................
  Market Value:                       $           --      $         --       $        --       $        --
 ............................................................................................................
Putnam VT Diversfied
Income Fund
 Shares 22,817,393
 Cost $238,304,549
 ............................................................................................................
  Market Value:                                   --                --                --                --
 ............................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 23,003,988
 Cost $345,316,286
 ............................................................................................................
  Market Value:                                   --                --                --                --
 ............................................................................................................
Putnam VT Global
Growth Fund
 Shares 45,808,770
 Cost $669,895,508
 ............................................................................................................
  Market Value:                                   --                --                --                --
 ............................................................................................................
Putnam VT Growth and
Income Fund
 Shares 122,720,951
 Cost $2,553,649,693
 ............................................................................................................
  Market Value:                        3,241,060,304                --                --                --
 ............................................................................................................
Putnam VT High Yield Fund
 Shares 37,478,095
 Cost $454,828,252
 ............................................................................................................
  Market Value:                                   --       472,598,782                --                --
 ............................................................................................................
Putnam VT International
Growth Fund
 Shares 3,440,905
 Cost $36,461,077
 ............................................................................................................
  Market Value:                                   --                --        39,845,686                --
 ............................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 5,247,739
 Cost $55,846,779
 ............................................................................................................
  Market Value:                                   --                --                --        60,716,337
 ............................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                 4,435,820           165,974           376,982           730,323
 ............................................................................................................
Receivable from fund
 shares sold                                      --                --                --                --
------------------------------------------------------------------------------------------------------------
Total Assets                           3,245,496,124       472,764,756        40,222,668        61,446,660
------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                        --                --                --                --
 ............................................................................................................
Payable for fund
 shares purchased                          4,438,798           161,180           376,968           730,302
 ............................................................................................................
Total Liabilities                          4,438,798           161,180           376,968           730,302
------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                         $3,241,057,326      $472,603,576       $39,845,700       $60,716,358
------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE
Statement of Assets & Liabilities (continued)
-----------------------------------------------------------------------------------------------------------
June 30, 1997                            International    Money           New                  New
(Unaudited)                              New              Market          Opportunities        Value
                                         Opportunities    Fund            Fund                 Fund
                                         Fund             Sub-Account     Sub-Account          Sub-Account
                                         Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 4,436,993
 Cost $45,714,104
 ...........................................................................................................
  Market Value:                          $49,561,215      $         --    $           --       $        --
 ...........................................................................................................
Putnam VT Money
Market Fund
 Shares 224,898,622
 Cost $224,898,622
 ...........................................................................................................
  Market Value:                                   --       224,898,622                --                --
 ...........................................................................................................
Putnam VT New
Opportunities Fund
 Shares 53,633,364
 Cost $858,710,137
 ...........................................................................................................
  Market Value:                                   --                --     1,016,352,253                --
 ...........................................................................................................
Putnam VT New Value Fund
 Shares 6,290,148
 Cost $65,918,925
 ...........................................................................................................
  Market Value:                                   --                --                --        70,386,756
 ...........................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 16,659,865
 Cost $219,103,476
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 20,532,643
 Cost $251,259,043
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT Vista Fund
 Shares 4,613,294
 Cost $47,336,041
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT Voyager Fund
 Shares 52,649,366
 Cost $1,470,451,530
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                   339,927                --         5,509,308           455,931
 ...........................................................................................................
Receivable from fund
 shares sold                                      --         2,893,922                --                --
-----------------------------------------------------------------------------------------------------------
Total Assets                              49,901,142       227,792,544     1,021,861,561        70,842,687
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                        --         2,893,485                --                --
 ...........................................................................................................
Payable for fund
 shares purchased                            340,184                --         5,509,298           456,025
 ...........................................................................................................
Total Liabilities                            340,184         2,893,485         5,509,298           456,025
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                            $49,560,958      $224,899,059    $1,016,352,263       $70,386,662
-----------------------------------------------------------------------------------------------------------


<CAPTION)
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------
June 30, 1997                           U.S. Government   Utilities          Vista          Voyager
(Unaudited)                             and High          Growth             Fund           Fund
                                        Quality Bond      and Income         Sub-Account    Sub-Account
                                        Fund              Fund
                                        Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 4,436,993
 Cost $45,714,104
 ...........................................................................................................
  Market Value:                         $         --      $         --       $        --    $           --
 ...........................................................................................................
Putnam VT Money
Market Fund
 Shares 224,898,622
 Cost $224,898,622
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT New
Opportunities Fund
 Shares 53,633,364
 Cost $858,710,137
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT New Value Fund
 Shares 6,290,148
 Cost $65,918,925
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 16,659,865
 Cost $219,103,476
 ...........................................................................................................
  Market Value:                          211,580,286                --                --                --
 ...........................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 20,532,643
 Cost $251,259,043
 ...........................................................................................................
  Market Value:                                   --       295,875,380                --                --
 ...........................................................................................................
Putnam VT Vista Fund
 Shares 4,613,294
 Cost $47,336,041
 ...........................................................................................................
  Market Value:                                   --                --        50,930,763                --
 ...........................................................................................................
Putnam VT Voyager Fund
 Shares 52,649,366
 Cost $1,470,451,530
 ...........................................................................................................
  Market Value:                                   --                --                --     1,814,297,140
 ...........................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                        --           164,812           403,999         1,946,926
 ...........................................................................................................
Receivable from fund
 shares sold                                  49,886                --                --                --
-----------------------------------------------------------------------------------------------------------
Total Assets                             211,630,172       296,040,192        51,334,762     1,816,244,066
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                    50,012                --                --                --
 ...........................................................................................................
Payable for fund
 shares purchased                                 --           169,342           403,699         1,943,546
 ...........................................................................................................
Total Liabilities                             50,012           169,342           403,699         1,943,546
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                           $211,580,160      $295,870,850       $50,931,063    $1,814,300,520
-----------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
----------------------------------------------------------------------------------------------------------------
June 30,1997                                                     Units              Unit          Contract
(Unaudited)                                                      Owned by           Price         Liability
                                                                 Participants
----------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Individual Sub-Accounts:
 ................................................................................................................
  Asia Pacific Growth Fund Sub-Account                             7,659,882        $11.561424    $   88,559,148
 ................................................................................................................
  Diversified Income Fund Sub-Account                             19,943,329         12.325636       245,814,210
 ................................................................................................................
  Global Asset Allocation Fund Sub-Account                        15,838,982         25.708495       407,196,397
 ................................................................................................................
  Global Growth Fund Sub-Account                                  42,719,426         19.935350       851,626,716
 ................................................................................................................
  Growth and Income Fund Sub-Account                              86,101,440         37.600102     3,237,422,931
 ................................................................................................................
  High Yield Fund Sub-Account                                     19,802,373         23.845937       472,206,145
 ................................................................................................................
  International Growth Fund Sub-Account                            3,462,372         11.499507        39,815,572
 ................................................................................................................
  International Growth  and Income Fund Sub-Account                5,270,518         11.488992        60,552,936
 ................................................................................................................
  International New Opportunities Fund Sub-Account                 4,468,313         11.091648        49,560,958
 ................................................................................................................
  Money Market Fund Sub-Account                                  154,552,022          1.454862       224,851,863
 ................................................................................................................
  New Opportunities Fund Sub-Account                              55,831,854         18.179239     1,014,980,615
 ................................................................................................................
  New Value Fund Sub-Account                                       6,325,298         11.113037        70,293,266
 ................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account          11,112,435         19.021774       211,378,221
 ................................................................................................................
  Utilities Growth and Income Sub-Account                         17,335,567         17.054483       295,649,138
 ................................................................................................................
  Vista Fund Sub-Account                                           4,642,813         10.964744        50,907,258
 ................................................................................................................
  Voyager Fund Sub-Account                                        45,110,556         40.135409     1,810,530,625
 ................................................................................................................
Sub-total Group Sub-Accounts:                                                                      9,131,345,999
 ................................................................................................................
 Annuity contracts in the annuity period:
  Individual Sub-Accounts:
 ................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                 2,626         11.561424            30,362
 ................................................................................................................
  Diversified Income Fund Sub-Account                                 12,749         12.325636           157,138
 ................................................................................................................
  Global Asset Allocation Fund Sub-Account                            16,891         25.708495           434,254
 ................................................................................................................
  Global Growth Fund Sub-Account                                      66,847         19.935350         1,332,623
 ................................................................................................................
  Growth and Income Fund Sub-Account                                  96,659         37.600102         3,634,396
 ................................................................................................................
  High Yield Fund Sub-Account                                         16,667         23.845937           397,431
 ................................................................................................................
  International Growth Fund Sub-Account                                2,620         11.499507            30,128
 ................................................................................................................
  International Growth  and Income Fund Sub-Account                   14,224         11.488992           163,422
 ................................................................................................................
  Money Market Fund Sub-Account                                       32,440          1.454862            47,196
 ................................................................................................................
  New Opportunities Fund Sub-Account                                  75,451         18.179239         1,371,648
 ................................................................................................................
  New Value Fund Sub-Account                                           8,404         11.113037            93,396
 ................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account              10,616         19.021774           201,939
 ................................................................................................................
  Utilities Growth and Income Sub-Account                             13,000         17.054483           221,712
 ................................................................................................................
  Vista Fund Sub-Account                                               2,171         10.964744            23,806
 ................................................................................................................
  Voyager Fund Sub-Account                                            93,929         40.135409         3,769,894
 ................................................................................................................
Sub-total Group Sub-Accounts:                                                                         11,909,345
----------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                      $9,143,255,344
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations
--------------------------------------------------------------------------------------------------------------
For the Six Months Ended                     Asia Pacific     Diversified       Global Asset     Global
June 30, 1997                                Growth           Income            Allocation       Growth
(Unaudited)                                  Fund             Fund              Fund             Fund
                                             Sub-Account      Sub-Account       Sub-Account      Sub-Account
--------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                   $1,583,349       $12,997,452       $11,993,572      $ 17,352,213
 ..............................................................................................................
Expenses:
 Mortality and expense
  undertakings                                 (553,738)       (1,613,848)       (2,530,884)       (5,219,225)
 ..............................................................................................................
 Net Investment Income (Loss)                 1,029,611        11,383,604         9,462,688        12,132,988
 ..............................................................................................................
 Capital gains income                                --         2,048,961        20,499,937        18,664,210
 ..............................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................................
 Net realized gain (loss)
  on security transactions                      383,844               478            51,097           152,602
 ..............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           3,935,289        (9,410,525)       12,742,439        79,734,753
 ..............................................................................................................
 Net gain (losses) on investments             4,319,133        (9,410,047)       12,793,536        79,887,355
--------------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                             $5,348,744       $ 4,022,518       $42,756,161      $110,684,553
--------------------------------------------------------------------------------------------------------------


Statement of Operations
----------------------------------------------------------------------------------------------------------------
For the Six Months Ended                   Growth             High Yield         International     International
June 30, 1997                              and Income         Fund               Growth            Growth
(Unaudited)                                Fund               Sub-Account        Fund              and Income
                                           Sub-Account                           Sub-Account*      Fund
                                                                                                   Sub-Account*
----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                                 $ 55,603,806       $30,314,263        $       --        $       --
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                              (19,396,492)       (2,982,605)         (112,218)         (181,077)
 ................................................................................................................
 Net Investment Income (Loss)                36,207,314        27,331,658          (112,218)         (181,077)
 ................................................................................................................
 Capital gains income                       135,341,577         3,515,165                --                --
 ................................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       (4,760)           29,156               156            16,054
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         223,086,115        (8,703,932)        3,384,608         4,869,558
 ................................................................................................................
 Net gain (losses) on investments           223,081,355        (8,674,776)        3,384,764         4,885,612
----------------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                           $394,630,246       $22,172,047        $3,272,546        $4,704,535
----------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997, to June 30, 1997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------
For the Six Months Ended                International     Money            New                New
June 30, 1997                           New               Market           Opportunities      Value
(Unaudited)                             Opportunities     Fund             Fund               Fund
                                        Fund              Sub-Account      Sub-Account        Sub-Account*
                                        Sub-Account*
----------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $       --        $5,592,074       $        --        $       --
 ..........................................................................................................
Expenses:
 Mortality and expense
  undertakings                            (183,478)       (1,559,271)       (6,249,751)         (243,510)
 ..........................................................................................................
 Net Investment Income (Loss)             (183,478)        4,032,803        (6,249,751)         (243,510)
 ..........................................................................................................
 Capital gains income                           --                --                --                --
 ..........................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ..........................................................................................................
 Net realized gain (loss)
  on security transactions                  15,157                --          (742,471)              114
 ..........................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      3,847,111                --        91,737,073         4,467,831
 ..........................................................................................................
 Net gain (losses)
  on investments                         3,862,268                --        90,994,602         4,467,945
----------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                        $3,678,790        $4,032,803       $84,744,851        $4,224,435
----------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------
For the Six Months Ended                U.S. Government   Utilities           Vista          Voyager
June 30, 1997                           and High          Growth              Fund           Fund
(Unaudited)                             Quality Bond      and Income          Sub-Account*   Sub-Account
                                        Fund              Fund
                                        Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $13,324,652       $10,305,478         $      --      $  3,327,367
 ..........................................................................................................
Expenses:
 Mortality and expense
  undertakings                           (1,447,339)       (1,954,353)         (198,462)      (11,163,566)
 ..........................................................................................................
 Net Investment Income (Loss)            11,877,313         8,351,125          (198,462)       (7,836,199)
 ..........................................................................................................
 Capital gains income                            --        14,052,925                --        71,707,177
 ..........................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ..........................................................................................................
 Net realized gain (loss)
  on security transactions                   35,218            36,508           (12,041)         (458,242)
 ..........................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (7,552,432)       (5,437,814)        3,594,722       108,765,427
 ..........................................................................................................
 Net gain (losses)
  on investments                         (7,517,214)       (5,401,306)        3,582,681       108,307,185
----------------------------------------------------------------------------------------------------------
Net increase in
 net assets resulting
 from operations                        $ 4,360,099       $17,002,744        $3,384,219      $172,178,163
----------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997, to June 30, 1997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------
For the Six Months Ended               Asia Paciific    Diversified       Global Asset      Global
June 30, 1997                          Growth           Income            Allocation        Growth
(Unaudited)                            Fund             Fund              Fund              Fund
                                       Sub-Account      Sub-Account       Sub-Account       Sub-Account
---------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)          $ 1,029,611      $ 11,383,604      $  9,462,688      $ 12,132,988
 .........................................................................................................
 Capital gains income                           --         2,048,961        20,499,937        18,664,210
 .........................................................................................................
 Net realized gain (loss)
  on security transactions                 383,844               478            51,097           152,602
 .........................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      3,935,289        (9,410,525)       12,742,439        79,734,753
 .........................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        5,348,744         4,022,518        42,756,161       110,684,553
 .........................................................................................................
Unit transactions:
 Purchases                               9,590,345        34,221,470        32,302,274        58,800,781
 .........................................................................................................
 Net transfers                          (1,111,525)       (8,407,982)       10,457,356        12,712,648
 .........................................................................................................
 Surrenders                             (1,368,960)       (5,564,041)       (6,744,644)      (13,481,026)
 .........................................................................................................
 Net annuity transactions                   10,763            95,210            54,309           379,638
 .........................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transaction                  7,120,623        20,344,657        36,069,295        58,412,041
 .........................................................................................................
 Total increase (decrease)
  in net assets                         12,469,367        24,367,175        78,825,456       169,096,594
 .........................................................................................................
Net Assets:
 Beginning of period                    76,120,143       221,604,174       328,805,196       683,862,745
---------------------------------------------------------------------------------------------------------
 End of Period                         $88,589,510      $245,971,349      $407,630,652      $852,959,339
---------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------------------------------------
For the Six Months Ended               Growth              High Yield         International     International
June 30, 1997                          and Income          Fund               Growth            Growth
(Unaudited)                            Fund                Sub-Account        Fund              and Income
                                       Sub-Account                            Sub-Account *     Fund
                                                                                                Sub-Account *
-------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)          $   36,207,314      $ 27,331,658       $  (112,218)      $  (181,077)
 .............................................................................................................
 Capital gains income                     135,341,577         3,515,165                --                --
 .............................................................................................................
 Net realized gain (loss)
  on security transactions                     (4,760)           29,156               156            16,054
 .............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       223,086,115        (8,703,932)        3,384,608         4,869,558
 .............................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         394,630,246        22,172,047         3,272,546         4,704,535
 .............................................................................................................
Unit transactions:
 Purchases                                371,964,272        72,245,125        16,171,809        26,320,219
 .............................................................................................................
 Net transfers                            130,980,863         2,111,549        20,606,396        29,895,080
 .............................................................................................................
 Surrenders                               (51,415,334)      (10,608,114)         (231,822)         (356,949)
 .............................................................................................................
 Net annuity transactions                   1,266,665           300,990            26,771           153,473
 .............................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transaction                   452,796,466        64,049,550        36,573,154        56,011,823
 .............................................................................................................
 Total increase (decrease)
  in net assets                           847,426,712        86,221,597        39,845,700        60,716,358
 .............................................................................................................
Net Assets:
 Beginning of period                    2,393,630,614       386,381,979                --                --
-------------------------------------------------------------------------------------------------------------
 End of Period                         $3,241,057,326      $472,603,576       $39,845,700       $60,716,358
-------------------------------------------------------------------------------------------------------------

*From inception January 2, 1997 to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------------------------------------
For the Six Months Ended               International     Money             New                  New
June 30, 1997                          New               Market            Opportunities        Value
(Unaudited)                            Opportunities     Fund              Fund                 Fund
                                       Fund              Sub-Account       Sub-Account          Sub-Account *
                                       Sub-Account *
-------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)          $  (183,478)      $  4,032,803      $   (6,249,751)      $  (243,510)
 .............................................................................................................
 Capital gains income                           --                 --                  --                --
 .............................................................................................................
 Net realized gain (loss)
  on security transactions                  15,157                 --            (742,471)              114
 .............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      3,847,111                 --          91,737,073         4,467,831
 .............................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        3,678,790          4,032,803          84,744,851         4,224,435
 .............................................................................................................
Unit transactions:
 Purchases                              19,133,837        113,625,277         104,601,072        28,660,573
 .............................................................................................................
 Net transfers                          27,057,933        (90,164,285)         (7,731,573)       37,904,511
 .............................................................................................................
 Surrenders                               (309,602)       (13,613,117)        (14,494,473)         (491,236)
 .............................................................................................................
 Net annuity transactions                       --            (55,943)            229,701            88,379
 .............................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transaction                 45,882,168          9,791,932          82,604,727        66,162,227
 .............................................................................................................
 Total increase (decrease)
  in net assets                         49,560,958         13,824,735         167,349,578        70,386,662
 .............................................................................................................
Net Assets:
 Beginning of period                            --        211,074,324         849,002,685                --
-------------------------------------------------------------------------------------------------------------
 End of Period                         $49,560,958       $224,899,059      $1,016,352,263       $70,386,662
-------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------------------------------------
For the Six Months Ended               U.S. Government   Utilities          Vista             Voyager
June 30, 1997                          and High          Growth             Fund              Fund
(Unaudited)                            Quality Bond      and Income         Sub-Account *     Sub-Account
                                       Fund              Fund
                                       Sub-Account       Sub-Account
-------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)          $ 11,877,313      $  8,351,125       $  (198,462)      $   (7,836,199)
 .............................................................................................................
 Capital gains income                            --        14,052,925                --           71,707,177
 .............................................................................................................
 Net realized gain (loss)
  on security transactions                   35,218            36,508           (12,041)            (458,242)
 .............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (7,552,432)       (5,437,814)        3,594,722          108,765,427
 .............................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         4,360,099        17,002,744         3,384,219          172,178,163
 .............................................................................................................
Unit transactions:
 Purchases                               17,046,541        18,157,863        25,805,945          169,674,294
 .............................................................................................................
 Net transfers                          (10,837,281)       (7,157,595)       22,006,147            6,410,252
 .............................................................................................................
 Surrenders                              (6,177,677)       (5,665,004)         (289,175)         (27,083,845)
 .............................................................................................................
 Net annuity transactions                    94,631           105,358            23,927              863,924
 .............................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transaction                     126,214         5,440,622        47,546,844          149,864,625
 .............................................................................................................
 Total increase (decrease)
  in net assets                           4,486,313        22,443,366        50,931,063          322,042,788
 .............................................................................................................
Net Assets:
 Beginning of period                    207,093,847       273,427,484                --        1,492,257,732
-------------------------------------------------------------------------------------------------------------
 End of Period                         $211,580,160      $295,870,850       $50,931,063       $1,814,300,520
-------------------------------------------------------------------------------------------------------------

*From inception January 2, 1997 to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  (233,515)        $  6,318,740        $  6,886,175        $  2,049,900
 ..........................................................................................................................
  Capital gains income                                     --                   --           6,905,232          13,626,134
 ..........................................................................................................................
Net realized gain (loss)
 on security transactions                             503,364              (13,440)             (5,880)            115,502
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        3,413,284            7,205,260          21,830,738          60,644,344
 ..........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   3,683,133           13,510,560          35,616,265          76,435,880
 ..........................................................................................................................
Unit transactions:
 Purchases                                         43,835,968           86,101,578          76,481,223         182,210,555
 ..........................................................................................................................
 Net transfers                                     16,464,173            4,387,499          19,773,407          61,807,258
 ..........................................................................................................................
 Surrenders                                          (976,032)          (6,844,044)         (7,867,916)        (13,688,662)
 ..........................................................................................................................
 Net annuity transactions                               9,557               45,237              49,595             357,636
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           59,333,666           83,690,270          88,436,309         230,686,787
 ..........................................................................................................................
 Total increase
  in net assets                                    63,016,799           97,200,830         124,052,574         307,122,667
 ..........................................................................................................................
Net assets:
 Beginning of period                               13,103,344          124,403,344         204,752,622         376,740,078
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $76,120,143         $221,604,174        $328,805,196        $683,862,745
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   36,106,325      $ 13,520,455        $  5,547,548        $ (8,148,912)
 ..........................................................................................................................
 Capital gains income                                 27,273,294                --                  --                  --
 ..........................................................................................................................
  Net realized gain (loss)
  on security transactions                                (2,128)            3,557                  --            (338,446)
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         265,013,647        18,332,001                  --          22,918,086
 ..........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    328,391,138        31,856,013           5,547,548          14,430,728
 ..........................................................................................................................
Unit transactions:
 Purchases                                           779,047,762       143,881,346         274,781,350         468,698,683
 ..........................................................................................................................
 Net transfers                                       185,288,431         7,295,366        (147,255,813)        118,659,486
 ..........................................................................................................................
 Surrenders                                          (54,682,231)      (12,925,712)        (13,490,742)        (13,631,981)
 ..........................................................................................................................
 Net annuity transactions                                850,976            66,417             (48,622)            669,701
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                             910,504,938       138,317,417         113,986,173         574,395,889
 ..........................................................................................................................
 Total increase
  in net assets                                    1,238,896,076       170,173,430         119,533,721         588,826,617
 ..........................................................................................................................
Net assets:
 Beginning of period                               1,154,734,538       216,208,549          91,540,603         260,176,068
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,393,630,614      $386,381,979        $211,074,324        $849,002,685
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  8,015,651        $  4,954,386        $    1,737,117
 ........................................................................................................
 Capital gains income                                       --                  --            34,544,297
 ........................................................................................................
 Net realized gain (loss)
  on security transactions                             (15,593)              3,070              (111,435)
 ........................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        (5,205,099)         27,539,072            66,299,654
 ........................................................................................................
 Net increase in net
  assets resulting
  from operations                                    2,794,959          32,496,528           102,469,633
 ........................................................................................................
Unit transactions:
 Purchases                                          58,254,930          54,540,316           537,341,531
 ........................................................................................................
 Net transfers                                      (9,888,428)         (6,591,159)          122,185,850
 ........................................................................................................
 Surrenders                                         (9,247,533)         (8,471,777)          (31,687,683)
 ........................................................................................................
 Net annuity transactions                              (34,898)             25,329             1,230,624
 ........................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                            39,084,071          39,502,709           629,070,322
 ........................................................................................................
 Total increase
  in net assets                                     41,879,030          71,999,237           731,539,955
 ........................................................................................................
Net assets:
 Beginning of period                               165,214,817         201,428,247           760,717,777
--------------------------------------------------------------------------------------------------------
 End of period                                    $207,093,847        $273,427,484        $1,492,257,732
--------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
ITT HARTFORD LIFE & ANNUITY INSURANCE

Notes to Financial Statements
June 30, 1997 (Unaudited)

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract-holders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of Annual Maintenance Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE & ANNUITY INSURANCE
Statement of Assets & Liabilities
-----------------------------------------------------------------------------------------------------------
June 30, 1997                               Asia Pacific    Diversified       Global Asset      Global
(Unaudited)                                 Growth          Income            Allocation        Growth
                                            Fund            Fund              Fund              Fund
                                            Sub-Account     Sub-Account       Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 31,749
 Cost $333,845
 ...........................................................................................................
  Market Value:                             $365,430        $       --        $       --        $       --
 ...........................................................................................................
Putnam VT Diversified
Income Fund
 Shares 239,522
 Cost $2,610,036
 ...........................................................................................................
  Market Value:                                   --         2,582,048                --                --
 ...........................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 140,838
 Cost $2,293,807
 ...........................................................................................................
  Market Value:                                   --                --         2,495,645                --
 ...........................................................................................................
Putnam VT Global
Growth Fund
 Shares 311,912
 Cost $5,017,219
 ...........................................................................................................
  Market Value:                                   --                --                --         5,807,793
 ...........................................................................................................
Putnam VT Growth and
Income Fund
 Shares 768,147
 Cost $17,538,973
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT High Yield Fund
 Shares 218,695
 Cost $2,724,355
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT International
Growth Fund
 Shares 17,307
 Cost $178,964
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 15,721
 Cost $163,866
 ...........................................................................................................
  Market Value:                                   --                --                --                --
 ...........................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                     1,061            91,908             6,793             7,368
 ...........................................................................................................
Receivable from fund
 shares sold                                      --                --                --                --
-----------------------------------------------------------------------------------------------------------
Total Assets                                 366,491         2,673,956         2,502,438         5,815,161
-----------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                        --                --                --                --
 ...........................................................................................................
Payable for fund
 shares purchased                              1,060            91,848             6,767             7,401
 ...........................................................................................................
Total Liabilities                              1,060            91,848             6,767             7,401
-----------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                               $365,431        $2,582,108        $2,495,671        $5,807,760
-----------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (continued)
---------------------------------------------------------------------------------------------------------------
June 30, 1997                            Growth             High Yield          International     International
(Unaudited)                              and Income         Fund                Growth            Growth
                                         Fund               Sub-Account         Fund              and Income
                                         Sub-Account                            Sub-Account       Fund
                                                                                                  Sub-Account
---------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...............................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 31,749
 Cost $333,845
 ...............................................................................................................
  Market Value:                          $        --        $       --          $     --          $     --
 ...............................................................................................................
Putnam VT Diversified
Income Fund
 Shares 239,522
 Cost $2,610,036
 ...............................................................................................................
  Market Value:                                   --                --                --                --
 ...............................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 140,838
 Cost $2,293,807
 ...............................................................................................................
  Market Value:                                   --                --                --                --
 ...............................................................................................................
Putnam VT Global
Growth Fund
 Shares 311,912
 Cost $5,017,219
 ...............................................................................................................
  Market Value:                                   --                --                --                --
 ...............................................................................................................
Putnam VT Growth and
Income Fund
 Shares 768,147
 Cost $17,538,973
 ...............................................................................................................
  Market Value:                           20,286,773                --                --                --
 ...............................................................................................................
Putnam VT High Yield Fund
 Shares 218,695
 Cost $2,724,355
 ...............................................................................................................
  Market Value:                                   --         2,757,737                --                --
 ...............................................................................................................
Putnam VT International
Growth Fund
 Shares 17,307
 Cost $178,964
 ...............................................................................................................
  Market Value:                                   --                --           200,410                --
 ...............................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 15,721
 Cost $163,866
 ...............................................................................................................
  Market Value:                                   --                --                --           181,897
 ...............................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                    47,599         -                     1,171             1,600
 ...............................................................................................................
Receivable from fund
 shares sold                                      --            11,302                --                --
---------------------------------------------------------------------------------------------------------------
Total Assets                              20,334,372         2,769,039           201,581           183,497
---------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                        --            11,292                --                --
 ...............................................................................................................
Payable for fund
 shares purchased                             47,686                --             1,171             1,601
 ...............................................................................................................
Total Liabilities                             47,686            11,292             1,171             1,601
---------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                            $20,286,686        $2,757,747          $200,410          $181,896
---------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE & ANNUITY INSURANCE
Statement of Assets & Liabilities (continued)
---------------------------------------------------------------------------------------------------------------
June 30, 1997                               International     Money            New                  New
(Unaudited)                                 New               Market           Opportunities        Value
                                            Opportunities     Fund             Fund                 Fund
                                            Fund              Sub-Account      Sub-Account          Sub-Account
                                            Sub-Account
---------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...............................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 37,414
 Cost $385,106
 ...............................................................................................................
  Market Value:                             $417,914          $     --         $        --          $     --
 ...............................................................................................................
Putnam VT Money
Market Fund
 Shares 4,381,785
 Cost $4,381,785
 ...............................................................................................................
  Market Value:                                   --           4,381,785                --                --
 ...............................................................................................................
Putnam VT New
Opportunities Fund
 Shares 527,843
 Cost $8,881,500
 ...............................................................................................................
  Market Value:                                   --                  --        10,002,630                --
 ...............................................................................................................
Putnam VT New Value Fund
 Shares 55,203
 Cost $568,216
 ...............................................................................................................
  Market Value:                                   --                  --                --           617,720
 ...............................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 58,501
 Cost $760,350
 ...............................................................................................................
  Market Value:                                   --                  --                --                --
 ...............................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 126,135
 Cost $1,708,747
 ...............................................................................................................
  Market Value:                                   --                  --                --                --
 ...............................................................................................................
Putnam VT Vista Fund
 Shares 16,846
 Cost $172,142
 ...............................................................................................................
  Market Value:                                   --                  --                --                --
 ...............................................................................................................
Putnam VT Voyager Fund
 Shares 317,665
 Cost $9,974,934
 ...............................................................................................................
  Market Value:                                   --                  --                --                --
 ...............................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                       295                  --                --             1,171
 ...............................................................................................................
Receivable from fund
 shares sold                                      --             151,384             5,316                --
---------------------------------------------------------------------------------------------------------------
Total Assets                                 418,209           4,533,169        10,007,946           618,891
---------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                        --             151,323             4,675                --
 ...............................................................................................................
Payable for fund
 shares purchased                                294                  --                --             1,176
 ...............................................................................................................
Total Liabilities                                294             151,323             4,675             1,176
---------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                               $417,915          $4,381,846       $10,003,271          $617,715
---------------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities
------------------------------------------------------------------------------------------------------------
June 30, 1997                               U.S. Government   Utilities           Vista          Voyager
(Unaudited)                                 and High          Growth              Fund           Fund
                                            Quality Bond      and Income          Sub-Account    Sub-Account
                                            Fund              Fund
                                            Sub-Account       Sub-Account
------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ............................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 37,414
 Cost $385,106
 ............................................................................................................
  Market Value:                             $     --          $       --          $     --       $        --
 ............................................................................................................
Putnam VT Money
Market Fund
 Shares 4,381,785
 Cost $4,381,785
 ............................................................................................................
  Market Value:                                   --                  --                --                --
 ............................................................................................................
Putnam VT New
Opportunities Fund
 Shares 527,843
 Cost $8,881,500
 ............................................................................................................
  Market Value:                                   --                  --                --                --
 ............................................................................................................
Putnam VT New Value Fund
 Shares 55,203
 Cost $568,216
 ............................................................................................................
  Market Value:                                   --                  --                --                --
 ............................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 58,501
 Cost $760,350
 ............................................................................................................
  Market Value:                              742,964                  --                --                --
 ............................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 126,135
 Cost $1,708,747
 ............................................................................................................
  Market Value:                                   --           1,817,598                --                --
 ............................................................................................................
Putnam VT Vista Fund
 Shares 16,846
 Cost $172,142
 ............................................................................................................
  Market Value:                                   --                  --           185,984                --
 ............................................................................................................
Putnam VT Voyager Fund
 Shares 317,665
 Cost $9,974,934
 ............................................................................................................
  Market Value:                                   --                  --                --        10,946,731
 ............................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                        --                  --             1,329            24,271
 ............................................................................................................
Receivable from fund
 shares sold                                     178                 129                --                --
------------------------------------------------------------------------------------------------------------
Total Assets                                 743,142           1,817,727           187,313        10,971,002
------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                       179                  29                --                --
 ............................................................................................................
Payable for fund
 shares purchased                                 --                  --             1,331            23,977
 ............................................................................................................
Total Liabilities                                179                  29             1,331            23,977
------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                               $742,963          $1,817,698          $185,982       $10,947,025
------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
-----------------------------------------------------------------------------------------------------------------
June 30,1997                                                        Units            Unit             Contract
(Unaudited)                                                         Owned by         Price            Liability
                                                                    Participants
-----------------------------------------------------------------------------------------------------------------
Variable life contracts in the accumulation period:
 Individual Sub-accounts:
 .................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                 30,664        $11.917105          $365,431
 .................................................................................................................
  Diversified Income Fund Sub-Account                                 193,637         13.334763         2,582,108
 .................................................................................................................
  Global Asset Allocation Sub-Account                                 153,006         16.310976         2,495,670
 .................................................................................................................
  Global Growth Fund Sub-Account                                      365,781         15.877678         5,807,760
 .................................................................................................................
  Growth and Income Fund Sub-Account                                1,058,328         19.168613        20,286,685
 .................................................................................................................
  High Yield Fund Sub-Account                                         195,173         14.129744         2,757,748
 .................................................................................................................
  International Growth Fund Sub-Account                                17,307         11.580012           200,411
 .................................................................................................................
  International Growth  and Income Fund Sub-Account                    15,721         11.569999           181,895
 .................................................................................................................
  International New Opportunities Fund Sub-Account                     37,415         11.169769           417,914
 .................................................................................................................
  Money Market Fund Sub-Account                                     3,858,763          1.135557         4,381,846
 .................................................................................................................
  New Opportunities Fund Sub-Account                                  566,869         17.646533        10,003,271
 .................................................................................................................
  New Value Fund Sub-Account                                           55,203         11.189834           617,716
 .................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account               58,536         12.692368           742,964
 .................................................................................................................
  Utilities Growth and Income Fund Sub-Account                        112,073         16.218824         1,817,698
 .................................................................................................................
  Vista Fund Sub-Account                                               16,846         11.040211           185,982
 .................................................................................................................
  Voyager Fund Sub-Account                                            613,565         17.841674        10,947,026
-----------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                          $63,792,125
-----------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations
---------------------------------------------------------------------------------------------------------
For the Six Months Ended                Asia Pacific      Diversified       Global Asset      Global
June 30, 1997                           Growth            Income            Allocation        Growth
(Unaudited)                             Fund              Fund              Fund              Fund
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account
---------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 6,828           $132,930          $ 69,277          $104,380
 .........................................................................................................
 Capital gains income                        --             20,956           118,411           112,272
 .........................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................
 Net realized gain (loss)
  on security transactions                  448              1,610             1,054              (283)
 .........................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      15,463            (98,973)           70,468           523,127
 .........................................................................................................
 Net gain (losses)
  on investments                         15,911            (97,363)           71,522           522,844
---------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                        $22,739           $ 56,523          $259,210          $739,496
---------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
-----------------------------------------------------------------------------------------------------------
For the Six Months Ended                Growth            High Yield        International     International
June 30, 1997                           and income        Fund              Growth            Growth
(Unaudited)                             Fund              Sub-Account       Fund              and Income
                                        Sub-Account                         Sub-Account       Fund
                                                                                              Sub-Account
-----------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  324,482        $165,816          $    --           $    --
 ...........................................................................................................
 Capital gains income                      789,799          19,228               --                --
 ...........................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ...........................................................................................................
 Net realized gain (loss)
  on security transactions                    (380)            237               44               (43)
 ...........................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      1,361,946         (51,753)          21,446            18,031
 ...........................................................................................................
 Net gain (losses)
  on investments                         1,361,566         (51,516)          21,490            17,988
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                        $2,475,847        $133,528          $21,490           $17,988
-----------------------------------------------------------------------------------------------------------

*From inception January 2, 1997 to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------
For the Six Months Ended                International     Money Market      New                New Value
June 30, 1997                           New               Fund              Opportunites       Fund
(Unaudited)                             Opportunities     Sub-Account       Fund               Sub-Account
                                        Fund                                Sub-Account
                                        Sub-Account
----------------------------------------------------------------------------------------------------------
              ..........................
Investment Income:
 Dividends                              $    --           $139,590          $     --           $    --
 ..........................................................................................................
 Capital gains income                        --                 --                --                --
 ..........................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ..........................................................................................................
 Net realized gain (loss)
  on security transactions                    6                 --            (5,258)             (719)
 ..........................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      32,808                 --           889,631            49,504
 ..........................................................................................................
 Net gain (losses) on investments        32,814                 --           884,373            48,785
----------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                        $32,814           $139,590          $884,373           $48,785
----------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
-------------------------------------------------------------------------------------------------------------
For the Six Months Ended                U.S. Government      Utilities          Vista             Voyager
June 30, 1997                           and High             Growth             Fund              Fund
(Unaudited)                             Quality Bond         and Income         Sub-Account       Sub-Account
                                        Fund                 Fund
                                        Sub-Account          Sub-Account
-------------------------------------------------------------------------------------------------------------
              ..........................
Investment Income:
 Dividends                              $    41,593          $ 50,859           $    --           $   18,916
 .............................................................................................................
 Capital gains income                            --            69,354                --              407,658
 .............................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 .............................................................................................................
 Net realized gain (loss)
  on security transactions                      520                34                --                1,653
 .............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (22,213)          (11,928)           13,843              649,845
 .............................................................................................................
 Net gain (losses) on investments           (21,693)          (11,894)           13,843              651,498
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                            $19,900          $108,319           $13,843           $1,078,072
-------------------------------------------------------------------------------------------------------------

*From inception January 2, 1997 to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------
For the Six Months Ended                Asia Pacific    Diversified       Global Asset      Global
June 30, 1997                           Growth          Income            Allocation        Growth
(Unaudited)                             Fund            Fund              Fund              Fund
                                        Sub-Account     Sub-Account       Sub-Account       Sub-Account
-------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  6,828        $  132,930        $   69,277        $  104,380
 .......................................................................................................
 Capital gains income                         --            20,956           118,411           112,272
 .......................................................................................................
 Net realized gain (loss) on
  security transactions                      448             1,610             1,054              (283)
 .......................................................................................................
 Net unrealized appreciation
  (depreciation) of Investments
  during the period                       15,463           (98,973)           70,468           523,127
 .......................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         22,739            56,523           259,210           739,496
 .......................................................................................................
Unit transactions:
 Purchases                                    --                --                --                --
 .......................................................................................................
 Net transfers                            (1,290)          844,169           697,630         1,736,570
 .......................................................................................................
 Surrenders                               (3,075)            6,893           (47,713)          (41,577)
 .......................................................................................................
 Loan withdrawals                            (32)              (53)            1,459           (57,994)
 .......................................................................................................
 Cost of Insurance                        (1,255)           (9,596)           (7,059)          (16,042)
 .......................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                  (5,652)          841,413           644,317         1,620,957
 .......................................................................................................
 Total increase (decrease)
  in net assets                           17,087           897,936           903,527         2,360,453
 .......................................................................................................
Net Assets:
 Beginning of period                     348,344         1,684,172         1,592,144         3,447,307
-------------------------------------------------------------------------------------------------------
 End of Period                          $365,431        $2,582,108        $2,495,671        $5,807,760
-------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------------------------------------
For the Six Months Ended                Growth             High Yield          International     International
June 30, 1997                           and Income         Fund                Growth            Growth
(Unaudited)                             Fund               Sub-Account         Fund              and Income
                                        Sub-Account                            Sub-Account *     Fund
                                                                                                 Sub-Account *
--------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   324,482        $  165,816          $     --          $     --
 ..............................................................................................................
 Capital gains income                       789,799            19,228                --                --
 ..............................................................................................................
 Net realized gain (loss) on
  security transactions                        (380)              237                44               (43)
 ..............................................................................................................
 Net unrealized appreciation
  (depreciation) of Investments
  during the period                       1,361,946           (51,753)           21,446            18,031
 ..............................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         2,475,847           133,528            21,490            17,988
 ..............................................................................................................
Unit transactions:
 Purchases                                       --                --             1,000             1,000
 ..............................................................................................................
 Net transfers                            5,230,265         1,009,222           179,086           164,104
 ..............................................................................................................
 Surrenders                                (270,373)          (37,425)             (792)             (877)
 ..............................................................................................................
 Loan withdrawals                           (46,841)          (31,701)               --                --
 ..............................................................................................................
 Cost of Insurance                          (54,476)           (7,675)             (374)             (319)
 ..............................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                  4,858,575           932,421           178,920           163,908
 ..............................................................................................................
 Total increase (decrease)
  in net assets                           7,334,422         1,065,949           200,410           181,896
 ..............................................................................................................
Net Assets:
 Beginning of period                     12,952,264         1,691,798                --                --
--------------------------------------------------------------------------------------------------------------
 End of Period                          $20,286,686        $2,757,747          $200,410          $181,896
--------------------------------------------------------------------------------------------------------------
*From inception January 2, 1997 to June 30, 1997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------------------------------------
For the Six Months Ended                International     Money            New                  New
June 30, 1997                           New               Market           Opportunities        Value
(Unaudited)                             Opportunities     Fund             Fund                 Fund
                                        Fund              Sub-Account      Sub-Account          Sub-Account *
                                        Sub-Account *
-------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $     --          $  139,590       $        --          $     --
 .............................................................................................................
 Capital gains income                         --                  --                --                --
 .............................................................................................................
 Net realized gain (loss)
  on security transactions                     6                  --            (5,258)             (719)
 .............................................................................................................
 Net unrealized appreciation
  (depreciation) of Investments
  during the period                       32,808                  --           889,631            49,504
 .............................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         32,814             139,590           884,373            48,785
 .............................................................................................................
Unit transactions:
 Purchases                                 1,000          15,226,189                --             1,000
 .............................................................................................................
 Net transfers                           386,150         (17,031,095)        2,485,001           571,665
 .............................................................................................................
 Surrenders                               (1,451)            (61,064)         (138,345)           (2,660)
 .............................................................................................................
 Loan withdrawals                             (2)           (792,436)          (46,563)               (3)
 .............................................................................................................
 Cost of Insurance                          (596)            (24,755)          (27,443)           (1,072)
 .............................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                 385,101          (2,683,161)        2,272,650           568,930
 .............................................................................................................
 Total increase (decrease)
  in net assets                          417,915          (2,543,571)        3,157,023           617,715
 .............................................................................................................
Net Assets:
 Beginning of period                          --           6,925,417         6,846,248                --
-------------------------------------------------------------------------------------------------------------
 End of Period                          $417,915          $4,381,846       $10,003,271          $617,715
-------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------
For the Six Months Ended                U.S. Government   Utilities         Vista             Voyager
June 30, 1997                           and High          Growth            Fund              Fund
(Unaudited)                             Quality Bond      and Income        Sub-Account *     Sub-Account
                                        Fund              Fund
                                        Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 41,593          $   50,859        $     --          $    18,916
 ..........................................................................................................
 Capital gains income                         --              69,354              --              407,658
 ..........................................................................................................
 Net realized gain (loss)
  on security transactions                   520                  34              --                1,653
 ..........................................................................................................
 Net unrealized appreciation
  (depreciation) of Investments
  during the period                      (22,213)            (11,928)         13,843              649,845
 ..........................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         19,900             108,319          13,843            1,078,072
 ..........................................................................................................
Unit transactions:
 Purchases                                    --                  --           1,000                   --
 ..........................................................................................................
 Net transfers                           142,134             667,602         172,035            2,746,751
 ..........................................................................................................
 Surrenders                              (17,455)            (12,581)           (584)            (135,385)
 ..........................................................................................................
 Loan withdrawals                          2,734              (1,864)             --              (24,624)
 ..........................................................................................................
 Cost of Insurance                        (2,303)             (5,360)           (312)             (30,359)
 ..........................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                 125,110             647,797         172,139            2,556,383
 ..........................................................................................................
 Total increase (decrease)
  in net assets                          145,010             756,116         185,982            3,634,455
 ..........................................................................................................
Net Assets:
 Beginning of period                     597,953           1,061,582              --            7,312,570
----------------------------------------------------------------------------------------------------------
 End of Period                          $742,963          $1,817,698        $185,982          $10,947,025
----------------------------------------------------------------------------------------------------------

*From inception January 2, 1997 to June 30, 1997

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  2,103            $   21,970          $   16,598          $   23,213
 .........................................................................................................................
 Capital gains income                                   --                    --              10,892              33,815
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             139                11,050                 (60)                515
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        15,115                65,917             117,195             242,512
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   17,357                98,937             144,625             300,055
 .........................................................................................................................
Unit transactions:
 Purchases                                              --                    --                  --                  --
 .........................................................................................................................
 Net transfers                                     292,487             1,527,357           1,263,299           2,718,060
 .........................................................................................................................
 Surrenders                                         (3,336)              (42,573)            (25,561)            (92,232)
 .........................................................................................................................
 Loan withdrawals                                      (19)                  (30)                 (1)             (4,157)
 .........................................................................................................................
 Cost of insurance                                  (1,348)               (5,600)             (5,712)            (12,445)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           287,784             1,479,154           1,232,025           2,609,226
 .........................................................................................................................
 Total increase
  in net assets                                    305,141             1,578,091           1,376,650           2,909,281
 .........................................................................................................................
Net assets:
 Beginning of period                                43,203               106,081             215,494             538,026
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $348,344            $1,684,172          $1,592,144          $3,447,307
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   190,521         $   58,411          $  208,905          $       --
 ...........................................................................................................................
 Capital gains income                                  86,385                 --                  --                  --
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                               (249)            12,566                  --              (8,438)
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        1,193,437             76,806                  --              80,783
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   1,470,094            147,783             208,905              72,345
 ...........................................................................................................................
Unit transactions:
 Purchases                                              7,606                 --          33,859,102               7,159
 ...........................................................................................................................
 Net transfers                                      9,205,818          1,302,945         (28,335,131)          5,351,891
 ...........................................................................................................................
 Surrenders                                          (177,135)           (15,962)            (82,757)           (120,649)
 ...........................................................................................................................
 Loan withdrawals                                     (14,121)              (382)         (1,520,254)             (1,410)
 ...........................................................................................................................
 Cost of insurance                                    (46,206)            (7,414)            (45,730)            (26,304)
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                            8,975,962          1,279,187           3,875,230           5,210,687
 ...........................................................................................................................
 Total increase
  in net assets                                    10,446,056          1,426,970           4,084,135           5,283,032
 ...........................................................................................................................
Net assets:
 Beginning of period                                2,506,208            264,828           2,841,282           1,563,216
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $12,952,264         $1,691,798          $6,925,417          $6,846,248
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
-----------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
-----------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $ 23,073            $   20,790          $   48,841
 .....................................................................................................
 Capital gains income                                   --                    --              94,981
 .....................................................................................................
 Net realized gain (loss)
  on security transactions                              (7)                2,502              (1,003)
 .....................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        (6,719)               95,368             192,061
 .....................................................................................................
 Net increase in net
  assets resulting
  from operations                                   16,347               118,660             334,880
 .....................................................................................................
Unit transactions:
 Purchases                                              --                    --               7,606
 .....................................................................................................
 Net transfers                                     381,013               662,417           5,629,844
 .....................................................................................................
 Surrenders                                         (8,236)              (10,864)           (104,445)
 .....................................................................................................
 Loan withdrawals                                  (25,381)               (1,571)               (209)
 .....................................................................................................
 Cost of insurance                                  (3,228)               (5,397)            (27,501)
 .....................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           344,168               644,585           5,505,295
 .....................................................................................................
 Total increase
  in net assets                                    360,515               763,245           5,840,175
 .....................................................................................................
Net assets:
 Beginning of period                               237,438               298,337           1,472,395
-----------------------------------------------------------------------------------------------------
 End of period                                    $597,953            $1,061,582          $7,312,570
-----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --
ITT HARTFORD LIFE & ANNUITY INSURANCE

Notes to Financial Statements
June 30, 1997 (Unaudited)

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE & ANNUITY INSURANCE
Statement of Assets & Liabilities
--------------------------------------------------------------------------------------------------------------------------
June 30, 1997                           Diversified       Global Asset      Global           Growth            High Yield
(Unaudited)                             Income            Allocation        Growth           and Income        Fund
                                        Fund              Fund              Fund             Fund              Sub-Account
                                        Sub-Account       Sub-Account       Sub-Account      Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ..........................................................................................................................
Putnam VT Diversified
Income Fund
 Shares 2,054
 Cost $21,464
 ..........................................................................................................................
  Market Value:                         $22,144           $    --           $    --          $     --          $     --
 ..........................................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 4,190
 Cost $71,817
 ..........................................................................................................................
  Market Value:                              --            74,253                --                --                --
 ..........................................................................................................................
Putnam VT Global
Growth Fund
 Shares 40,279
 Cost $699,955
 ..........................................................................................................................
  Market Value:                              --                --           749,989                --                --
 ..........................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 12,958
 Cost $328,917
 ..........................................................................................................................
  Market Value:                              --                --                --           342,227                --
 ..........................................................................................................................
Putnam VT High Yield Fund
 Shares 12,720
 Cost $156,515
 ..........................................................................................................................
  Market Value:                              --                --                --                --           160,404
 ..........................................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                   --                --                --             1,392                 2
 ..........................................................................................................................
Receivable from fund
 shares sold                                 16             4,328            24,185                --                --
--------------------------------------------------------------------------------------------------------------------------
Total Assets                             22,160            78,581           774,174           343,619           160,406
--------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                   16             4,328            24,187                --                --
 ..........................................................................................................................
Payable for fund
 shares purchased                            --                --                --             1,400                --
 ..........................................................................................................................
Total Liabilities                            16             4,328            24,187             1,400                --
--------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                           $22,144           $74,253          $749,987          $342,219          $160,406
--------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE & ANNUITY INSURANCE
Statement of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------
June 30, 1997                           Money           New               U.S. Government   Utilities         Voyager
(Unaudited)                             Market          Opportunities     and High          Growth            Fund
                                        Fund            Fund              Quality Bond      and Income        Sub-Account
                                        Sub-Account     Sub-Account       Fund              Fund
                                                                          Sub-Account       Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................................................
Putnam VT Money
Market Fund
 Shares 1,038
 Cost $1,038
 .........................................................................................................................
  Market Value:                         $1,038          $     --          $     --          $     --          $     --
 .........................................................................................................................
Putnam VT New
Opportunities Fund
 Shares 26,191
 Cost $446,944
 .........................................................................................................................
  Market Value:                             --           496,311                --                --                --
 .........................................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 57,559
 Cost $734,793
 .........................................................................................................................
  Market Value:                             --                --           731,000                --                --
 .........................................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 9,539
 Cost $130,363
 .........................................................................................................................
  Market Value:                             --                --                --           137,452                --
 .........................................................................................................................
Putnam VT Voyager Fund
 Shares 15,710
 Cost $500,656
 .........................................................................................................................
  Market Value:                             --                --                --                --           541,379
 .........................................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                  --               954            10,834                --                --
 .........................................................................................................................
Receivable from fund
 Shares sold                                --                --                --               203               177
-------------------------------------------------------------------------------------------------------------------------
Total Assets                             1,038           497,265           741,834           137,655           541,556
-------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                  --                --                --               202               151
 .........................................................................................................................
Payable for fund
 shares purchased                           --               913            10,833                --                --
 .........................................................................................................................
Total Liabilities                            --              913            10,833               202               151
-------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 life contract
 liabilities)                           $1,038          $496,352          $731,001          $137,453          $541,405
-------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
---------------------------------------------------------------------------------------------------------------
June 30,1997                                                      Units            Unit              Contract
(Unaudited)                                                       Owned by         Price             Liability
                                                                  Participants
---------------------------------------------------------------------------------------------------------------
Variable life contracts in the accumulation period:
 Individual Sub-Accounts:
 ...............................................................................................................
 ...............................................................................................................
  Diversified Income Fund Sub-Account                              1,793           $12.347519        $   22,144
 ...............................................................................................................
  Global Asset Allocation Fund Sub-Account                         4,293            17.296547            74,253
 ...............................................................................................................
  Global Growth Fund Sub-Account                                  40,643            18.453165           749,987
 ...............................................................................................................
  Growth and Income Fund Sub-Account                              16,595            20.622324           342,220
 ...............................................................................................................
  High Yield Fund Sub-Account                                     10,471            15.318341           160,406
 ...............................................................................................................
  Money Market Fund Sub-Account                                      865             1.199783             1,038
 ...............................................................................................................
  New Opportunities Fund Sub-Account                              30,411            16.321315           496,352
 ...............................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account          56,860            12.856059           731,000
 ...............................................................................................................
  Utilities Growth and Income Fund Sub-Account                     8,684            15.828194           137,453
 ...............................................................................................................
  Voyager Fund Sub-Account                                        26,480            20.445956           541,405
---------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                         $3,256,258
---------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations
------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended               Diversified     Global Asset     Global            Growth             High Yield
June 30, 1997                          Income          Allocation       Growth            and Income         Fund
(Unaudited)                            Fund            Fund             Fund              Fund               Sub-Account
                                       Sub-Account     Sub-Account      Sub-Account       Sub-Account
------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                             $ 99            $  780           $ 7,355           $ 2,061            $1,448
 ........................................................................................................................
 Capital gains income                    16             1,333             7,911             5,017               168
 ........................................................................................................................
Net Realized and
 unrealized gain(loss)
 on investments:
 ........................................................................................................................
 Net realized gain(loss)
  on security transactions                8                 6               227                40               175
 ........................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     650             2,389            49,982            13,276             3,864
 ........................................................................................................................
Net gain(losses) on investments         658             2,395            50,209            13,316             4,039
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                       $773            $4,508           $65,475           $20,394            $5,655
------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------
For the Six Months Ended               Money         New               U.S. Government   Utilities         Voyager
June 30, 1997                          Market        Opportunities     and High          Growth            Fund
(Unaudited)                            Fund          Fund              Quality Bond      and Income        Sub-Account
                                       Sub-Account   Sub-Account       Fund              Fund
                                                                       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                             $26           $    --           $16,959           $  165            $   405
 ......................................................................................................................
 Capital gains income                   --                --                --              225              8,720
 ......................................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 ......................................................................................................................
 Net realized gain (loss)
  on security transactions              --               (24)              (25)              19               (644)
 ......................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     --            49,429            (3,804)           7,016             40,751
 ......................................................................................................................
Net gain(losses) on investments         --            49,405            (3,829)           7,035             40,107
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                       $26           $49,405           $13,130           $7,425            $49,232
----------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended             Diversified       Global Asset      Global            Growth            High Yield
June 30, 1997                        Income            Allocation        Growth            and Income        Fund
(Unaudited)                          Fund              Fund              Fund              Fund              Sub-Account
                                     Sub-Account       Sub-Account       Sub-Account       Sub-Account
------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)        $    99           $   780           $  7,355          $  2,061          $  1,448
 ........................................................................................................................
 Capital gains income                     16             1,333              7,911             5,017               168
 ........................................................................................................................
 Net realized gain (loss)
  on security transactions                 8                 6                227                40               175
 ........................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      650             2,389             49,982            13,276             3,864
 ........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        773             4,508             65,475            20,394             5,655
 ........................................................................................................................
Unit transactions:
 Purchases                                --             8,660             80,267             2,651             2,489
 ........................................................................................................................
 Net transfers                        20,663            61,717            620,659           319,200           152,252
 ........................................................................................................................
 Surrenders                              (77)             (475)            (6,408)           (1,084)              173
 ........................................................................................................................
 Cost of Insurance                      (245)           (1,251)           (11,621)           (3,462)           (1,188)
 ........................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit                           20,341            68,651            682,897           317,305           153,726
 ........................................................................................................................
 Total increase (decrease)
  in net assets                       21,114            73,159            748,372           337,699           159,381
 ........................................................................................................................
Net Assets:
 Beginning of period                   1,030             1,094              1,615             4,520             1,025
------------------------------------------------------------------------------------------------------------------------
 End of Period                       $22,144           $74,253           $749,987          $342,219          $160,406
------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended               Money           New               U.S. Government   Utilities         Voyager
June 30, 1997                          Market          Opportunities     and High          Growth            Fund
(Unaudited)                            Fund            Fund              Quality Bond      and Income        Sub-Account
                                       Sub-Account     Sub-Account       Fund              Fund
                                                                         Sub-Account       Sub-Account
------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)          $   26          $     --          $ 16,959          $    165          $    405
 ........................................................................................................................
 Capital gains income                      --                --                --               225             8,720
 ........................................................................................................................
 Net realized gain (loss)
  on security transactions                 --               (24)              (25)               19              (644)
 ........................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        --            49,429            (3,804)            7,016            40,751
 ........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          26            49,405            13,130             7,425            49,232
 ........................................................................................................................
Unit transactions:
 Purchases                                 --            12,788            80,249             4,647            10,428
 ........................................................................................................................
 Net transfers                             --           445,449           646,859           125,397           490,147
 ........................................................................................................................
 Surrenders                                --            (3,703)           (4,646)              181            (2,973)
 ........................................................................................................................
 Cost of Insurance                         --            (8,582)           (8,922)           (1,270)           (7,776)
 ........................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit                                 --          445,952           713,540           128,955           489,826
 ........................................................................................................................
 Total increase (decrease)
  in net assets                            26           495,357           726,670           136,380           539,058
 ........................................................................................................................
Net Assets:
 Beginning of period                    1,012               995             4,331             1,073             2,347
------------------------------------------------------------------------------------------------------------------------
 End of Period                         $1,038          $496,352          $731,001          $137,453          $541,405
------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the period from                               Diversified         Global Asset        Global              Growth
inception October 3, 1996                         Income              Allocation          Growth              and Income
to December 31, 1996                              Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   --              $   --              $   --
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          30                  48                  53                  34
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     30                  48                  53                  34
 .........................................................................................................................
Unit transactions:
 Purchases                                         1,000               1,000               1,000               1,000
 .........................................................................................................................
 Net transfers                                        --                  46                 562               3,515
 .........................................................................................................................
 Surrenders                                                                                                      (12)
 .........................................................................................................................
 Cost of insurance                                                                                               (17)
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,046               1,562               4,486
 .........................................................................................................................
 Total increase
  in net assets                                    1,030               1,094               1,615               4,520
 .........................................................................................................................
Net assets:
 Beginning of period
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,030              $1,094              $1,615              $4,520
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the period from                               High Yield          Money               New                 U.S. Govt.
inception October 3, 1996                         Fund                Market              Opportunities       and High
to December 31, 1996                              Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   12              $  --               $    --
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          25                                   (62)                   11
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     25                  12               (62)                   11
 ..........................................................................................................................
Unit transactions:
 Purchases                                         1,000               1,000             1,000                 1,000
 ..........................................................................................................................
 Net transfers                                        --                  --                57                 3,320
 ..........................................................................................................................
 Surrenders
 ..........................................................................................................................
 Cost of insurance
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,000             1,057                 4,320
 ..........................................................................................................................
 Total increase
  in net assets                                    1,025               1,012               995                 4,331
 ..........................................................................................................................
Net assets:
 Beginning of period
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,025              $1,012              $995                $4,331
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the period from                               Utilities           Voyager
inception October 3, 1996                         Growth              Fund
to December 31, 1996                              and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   --
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          73                 (28)
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     73                 (28)
 .................................................................................
Unit transactions:
 Purchases                                         1,000               1,000
 .................................................................................
 Net transfers                                                         1,375
 .................................................................................
 Surrenders
 .................................................................................
 Cost of insurance
 .................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               2,375
 .................................................................................
 Total increase
  in net assets                                    1,073               2,347
 .................................................................................
Net assets:
 Beginning of period
---------------------------------------------------------------------------------
 End of period                                    $1,073              $2,347
---------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- ITT HARTFORD LIFE & ANNUITY INSURANCE

Notes to Financial Statements
June 30, 1997 (Unaudited)

1. ORGANIZATION:

Separate Account Variable Life One (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.


PUTNAM  CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE
Statement of Assets & Liabilities
----------------------------------------------------------------------------------------------------------------------------
June 30, 1997                            Diversified       Global Asset     Global            Growth             High Yield
(Unaudited)                              Income            Allocation       Growth            and Income         Fund
                                         Fund              Fund             Fund              Fund               Sub-Account
                                         Sub-Account       Sub-Account      Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ............................................................................................................................
Putnam VT Diversified
Income Fund
 Shares 131
 Cost $1,411
 ............................................................................................................................
  Market Value:                          $1,413            $   --           $    --           $    --            $   --
 ............................................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 290
 Cost $4,835
 ............................................................................................................................
  Market Value:                              --             5,137                --                --                --
 ............................................................................................................................
Putnam VT Global
Growth Fund
 Shares 1,540
 Cost $26,545
 ............................................................................................................................
  Market Value:                              --                --            28,669                --                --
 ............................................................................................................................
Putnam VT Growth and
Income Fund
 Shares 1,730
 Cost $42,917
 ............................................................................................................................
  Market Value:                              --                --                --            45,699                --
 ............................................................................................................................
Putnam VT High Yield Fund
 Shares 403
 Cost $5,085
 ............................................................................................................................
  Market Value:                              --                --                --                --             5,086
 ............................................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                   --                --                --                --                56
 ............................................................................................................................
Receivable from fund
 shares sold                                 --                 1                14                73                --
----------------------------------------------------------------------------------------------------------------------------
Total Assets                              1,413             5,138            28,683            45,772             5,142
----------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                   --                 1                14                73                --
 ............................................................................................................................
Payable for fund
 shares purchased                            --                --                --                --                56
 ............................................................................................................................
Total Liabilities                            --                 1                14                73                56
----------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                            $1,413            $5,137           $28,669           $45,699            $5,086
----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE
Statement of Assets & Liabilities (continued)
---------------------------------------------------------------------------------------------------------------------------
June 30, 1997                            Money            New               U.S. Government    Utilities        Voyager
(Unaudited)                              Market           Opportunities     and High           Growth           Fund
                                         Fund             Fund              Quality Bond       and Income       Sub-Account
                                         Sub-Account      Sub-Account       Fund               Fund
                                                                            Sub-Account        Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 ...........................................................................................................................
Putnam VT Money
Market Fund
 Shares 1,973
 Cost $1,973
 ...........................................................................................................................
  Market Value:                          $1,973           $    --           $    --            $   --           $    --
 ...........................................................................................................................
Putnam VT New
Opportunities Fund
 Shares 1,053
 Cost $18,924
 ...........................................................................................................................
  Market Value:                              --            19,951                --                --                --
 ...........................................................................................................................
Putnam VT U.S. Government
and High Quality Fund
 Shares 1,323
 Cost $17,156
 ...........................................................................................................................
  Market Value:                              --                --            16,796                --                --
 ...........................................................................................................................
Putnam VT Utilities
Growth & Income Fund
 Shares 245
 Cost $3,462
 ...........................................................................................................................
  Market Value:                              --                --                --             3,525                --
 ...........................................................................................................................
Putnam VT Voyager Fund
 Shares 699
 Cost $22,828
 ...........................................................................................................................
  Market Value:                              --                --                --                --            24,081
 ...........................................................................................................................
Due from ITT Hartford Life and
 Annuity Insurance Company                  936                22                --                --                58
 ...........................................................................................................................
Receivable from fund
 shares sold                                 --                --                16                --                --
---------------------------------------------------------------------------------------------------------------------------
Total Assets                              2,909            19,973            16,812             3,525            24,139
---------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford Life and
 Annuity Insurance Company                   --                --                16                --                --
 ...........................................................................................................................
Payable for fund
 shares purchased                           935                19                --                --                56
 ...........................................................................................................................
Total Liabilities                           935                19                16                --                56
---------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract liabilities)           $1,974           $19,954           $16,796            $3,525           $24,083
---------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Assets & Liablilites (continued)
-----------------------------------------------------------------------------------------------------------------
June 30,1997                                                    Units               Unit                Contract
(Unaudited)                                                     Owned by            Price               Liability
                                                                Participants
-----------------------------------------------------------------------------------------------------------------
Variable life contracts in the accumulation period:
 Individual Sub-Accounts:
 .................................................................................................................
  Diversified Income Fund Sub-Account                                    114        $12.347519          $  1,413
 .................................................................................................................
  Global Asset Allocation Fund Sub-Account                               297         17.296547             5,136
 .................................................................................................................
  Global Growth Fund Sub-Account                                       1,554         18.453165            28,669
 .................................................................................................................
  Growth and Income Fund Sub-Account                                   2,216         20.622324            45,699
 .................................................................................................................
  High Yield Fund Sub-Account                                            332         15.318341             5,085
 .................................................................................................................
  Money Market Fund Sub-Account                                        1,645          1.199783             1,974
 .................................................................................................................
  New Opportunities Fund Sub-Account                                   1,223         16.321315            19,954
 .................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account               1,306         12.856059            16,796
 .................................................................................................................
  Utilities Growth and Income Fund Sub-Account                           223         15.828194             3,524
 .................................................................................................................
  Voyager Fund Sub-Account                                             1,178         20.445956            24,083
-----------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                            $152,333
-----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                 Diversified      Global Asset    Global            Growth            High Yield
June 30, 1997                            Income           Allocation      Growth            and Income        Fund
(Unaudited)                              Fund             Fund            Fund              Fund              Sub-Account
                                         Sub-Account      Sub-Account     Sub-Account       Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                               $57              $ 88            $  420            $  622            $154
 .........................................................................................................................
 Capital gains income                      9               150               452             1,514              18
 .........................................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                 1                17                55                20               3
 .........................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (28)              254             2,078             2,768             (25)
 .........................................................................................................................
Net gain (losses) on investments         (27)              271             2,133             2,788             (22)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting
 from operations                         $39              $509            $3,005            $4,924            $150
-------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Operations (continued)
-------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                 Money          New               U.S. Government   Utilities         Voyager
June 30, 1997                            Market         Opportunities     and High          Growth            Fund
(Unaudited)                              Fund           Fund              Quality Bond      and Income        Sub-Account
                                         Sub-Account    Sub-Account       Fund              Fund
                                                                          Sub-Account       Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                               $38            $   --            $756              $40               $   16
 .........................................................................................................................
 Capital gains income                     --                --              --               54                  355
 .........................................................................................................................
Net Realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                --                22               2               (3)                  23
 .........................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       --             1,090            (389)             (11)               1,276
 .........................................................................................................................
Net gain (losses) on investments          --             1,112            (387)             (14)               1,299
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                         $38            $1,112            $369              $80               $1,670
-------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                 Diversified       Global Asset      Global            Growth            High Yield
June 30, 1997                            Income            Allocation        Growth            and Income        Fund
(Unaudited)                              Fund              Fund              Fund              Fund              Sub-Account
                                         Sub-Account       Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $   57            $   88            $   420           $   622           $  154
 ............................................................................................................................
 Capital gains income                         9               150                452             1,514               18
 ............................................................................................................................
 Net realized gain (loss)
  on security transactions                    1                17                 55                20                3
 ............................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (28)              254              2,078             2,768              (25)
 ............................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            39               509              3,005             4,924              150
 ............................................................................................................................
Unit transactions:
 Net transfers                              371             3,852             26,359            15,307            4,015
 ............................................................................................................................
 Surrenders                                 (26)             (151)            (1,332)             (573)             (53)
 ............................................................................................................................
 Cost of Insurance                           (1)             (120)              (409)             (446)             (51)
 ............................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                    344             3,581             24,618            14,288            3,911
 ............................................................................................................................
 Total increase (decrease)
  in net assets                             383             4,090             27,623            19,212            4,061
 ............................................................................................................................
Net Assets:
 Beginning of period                      1,030             1,047              1,046            26,487            1,025
----------------------------------------------------------------------------------------------------------------------------
 End of Period                           $1,413            $5,137            $28,669           $45,699           $5,086
----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended                 Money            New               U.S. Government    Utilities         Voyager
June 30, 1997                            Market           Opportunities     and High           Growth            Fund
(Unaudited)                              Fund             Fund              Quality Bond       and Income        Sub-Account
                                         Sub-Account      Sub-Account       Fund               Fund
                                                                            Sub-Account        Sub-Account
----------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $   38           $    --           $   756            $   40            $    16
 ............................................................................................................................
 Capital gains income                        --                --                --                54                355
 ............................................................................................................................
 Net realized gain (loss)
  on security transactions                   --                22                 2                (3)                23
 ............................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          --             1,090              (389)              (11)             1,276
 ............................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            38             1,112               369                80              1,670
 ............................................................................................................................
Unit transactions:
 Net transfers                              971            18,588            16,555             2,387             22,286
 ............................................................................................................................
 Surrenders                                 (47)             (257)             (855)              (15)              (347)
 ............................................................................................................................
 Cost of Insurance                           --              (426)             (302)               --               (503)
 ............................................................................................................................
 Total increase (decrease)
  in net assets resulting
  from unit transactions                    924            17,905            15,398             2,372             21,436
 ............................................................................................................................
 Total increase (decrease)
  in net assets                             962            19,017            15,767             2,452             23,106
 ............................................................................................................................
Net Assets:
 Beginning of period                      1,012               937             1,029             1,073                977
----------------------------------------------------------------------------------------------------------------------------
 End of Period                           $1,974           $19,954           $16,796            $3,525            $24,083
----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the period from                               Diversified         Global Asset        Global              Growth
inception, October 3, 1996                        Income              Allocation          Growth              and Income
to December 31, 1996                              Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   --              $   --              $    --
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          30                  47                  46                   14
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     30                  47                  46                   14
 .........................................................................................................................
Unit transactions:
 Purchases                                         1,000               1,000               1,000                1,000
 .........................................................................................................................
 Net transfers                                        --                  --                  --               25,473
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,000               1,000               26,473
 .........................................................................................................................
 Total increase
  in net assets                                    1,030               1,047               1,046               26,487
 .........................................................................................................................
Net assets:
 Beginning of period                                  --                  --                  --                   --
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,030              $1,047              $1,046              $26,487
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the period from                               High Yield          Money               New                 U.S. Govt.
inception, October 3, 1996                        Fund                Market              Opportunities       and High
to December 31, 1996                              Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   12              $   --              $   --
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          25                  --                 (63)                 29
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     25                  12                 (63)                 29
 ..........................................................................................................................
Unit transactions:
 Purchases                                         1,000               1,000               1,000               1,000
 ..........................................................................................................................
 Net transfers                                        --                  --                  --                  --
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,000               1,000               1,000
 ..........................................................................................................................
 Total increase
  in net assets                                    1,025               1,012                 937               1,029
 ..........................................................................................................................
Net assets:
 Beginning of period                                  --                  --                  --                  --
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,025              $1,012              $  937              $1,029
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the period from                               Utilities           Voyager
inception, October 3, 1996                        Growth              Fund
to December 31, 1996                              and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   --              $   --
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                          73                 (23)
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                     73                 (23)
 .................................................................................
Unit transactions:
 Purchases                                         1,000               1,000
 .................................................................................
 Net transfers                                        --                  --
 .................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           1,000               1,000
 .................................................................................
 Total increase
  in net assets                                    1,073                 977
 .................................................................................
Net assets:
 Beginning of period                                  --                  --
---------------------------------------------------------------------------------
 End of period                                    $1,073              $  977
---------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- ITT HARTFORD LIFE & ANNUITY INSURANCE

Notes to Financial Statements
June 30, 1997 (Unaudited)

1. ORGANIZATION:

Separate Account Variable Life Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-two subaccounts. These financial statements include ten subaccounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.



Putnam VT Asia Pacific Growth Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS (95.1%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
Australia (8.4%)
 ........................................................................................
                 135,900    Commonwealth Bank of Australia                   $1,638,410
 ........................................................................................
                  30,600    Commonwealth Bank of Autralia
                            (Installment Shares)                                268,500
 ........................................................................................
                 292,000    CSL Ltd.                                          1,786,579
 ........................................................................................
               1,300,000    Goodman Fielder Ltd.                              1,910,123
 ........................................................................................
                 411,700    Pioneer International Ltd.                        1,588,306
 ........................................................................................
                 196,000    QBE Insurance Group Ltd.                          1,181,488
 ........................................................................................
                  76,000    Rio Tinto Ltd.                                    1,293,066
 ........................................................................................
                 247,400    Westpac Banking Corp.                             1,485,735
 ........................................................................................
                 174,000    Woodside Petroleum Ltd.                           1,494,643
----------------------------------------------------------------------------------------
                                                                             12,646,850
----------------------------------------------------------------------------------------
Hong Kong (14.8%)
 ........................................................................................
               1,540,000    Amoy Properties Ltd.                              1,699,735
 ........................................................................................
                 190,000    Cheung Kong Holdings Ltd.                         1,876,331
 ........................................................................................
                 300,000    Dao Heng Bank Group Ltd.                          1,642,032
 ........................................................................................
               1,361,525    First Pacific Co., Ltd.                           1,740,024
 ........................................................................................
                 290,000    Guoco Group Ltd.                                  1,527,400
 ........................................................................................
                 130,000    Hang Seng Bank Ltd.                               1,854,386
 ........................................................................................
               1,260,000    Hong Kong and China Gas Co. Ltd.                  2,521,139
 ........................................................................................
                 441,000    Hong Kong Electric Holdings Ltd.                  1,776,183
 ........................................................................................
                  16,202    Hong Kong Land Holdings Ltd.                         43,097
 ........................................................................................
                 208,000    Hutchison Whampoa, Ltd.                           1,799,006
 ........................................................................................
                 290,000    Johnson Electric Holdings Ltd.                      864,778
 ........................................................................................
                 480,000    New World Infrastructure Ltd. (NON)               1,357,000
 ........................................................................................
                 810,000    South China Morning Post Ltd.                       794,681
 ........................................................................................
                 525,000    Varitronix International Ltd.                       891,209
 ........................................................................................
                 406,000    Wharf (Holdings) Ltd                              1,761,002
----------------------------------------------------------------------------------------
                                                                             22,148,003
----------------------------------------------------------------------------------------
Japan (51.0%)
 ........................................................................................
                  80,000    Bridgestone Corp.                                 1,858,514
 ........................................................................................
                 144,000    Canon, Inc.                                       3,923,841
 ........................................................................................
                 156,000    Dai Nippon Printing Co., Ltd.                     3,528,732
 ........................................................................................
                     491    East Japan Railway Co.                            2,521,466
 ........................................................................................
                  11,000    Fuji Machine Manufacturing                          398,690
 ........................................................................................
                 300,000    Fuji Heavy Industries                             1,566,811
 ........................................................................................
                  77,000    Fuji Photo Film Co.                               3,100,173
 ........................................................................................
                  37,000    Hirose Electric Co. Ltd.                          2,539,911
 ........................................................................................
                  57,000    Ito-Yokado Co., Ltd.                              3,310,479
 ........................................................................................
                 221,000    KAO Corp.                                         3,068,907
 ........................................................................................
                 480,000    Kawasaki Steel Corp.                              1,563,667
 ........................................................................................
                  22,000    Keyence Corp.                                     3,266,374
 ........................................................................................
                  95,000    Kurita Water Industries Ltd.                      2,530,566
 ........................................................................................
                 116,000    Marui Co., Ltd.                                   2,157,903
 ........................................................................................
                 262,000    Matsuo Electric                                   2,974,671
 ........................................................................................
                 330,000    Mitsui Fudoscan Co., Ltd.                         3,170,304
 ........................................................................................
                 221,000    NEC Corp.                                         3,088,208
 ........................................................................................
                  37,400    Nidec Corp.                                       1,829,169
 ........................................................................................
                 496,000    Nippon Steel Corp.                                1,585,466
 ........................................................................................
                 107,000    Omron Corp.                                       2,270,829
 ........................................................................................
                  92,000    Onward Kashiyama Co., Ltd.                        1,526,637
 ........................................................................................
                   4,000    Promise Co. Ltd.                                    229,170
 ........................................................................................
                  15,000    Rohm Co. Ltd.                                     1,545,851
 ........................................................................................
                  92,000    Sankyo Co., Ltd.                                  3,093,448
 ........................................................................................
                  73,000    Santen Pharmaceutical                             1,472,750
 ........................................................................................
                  25,000    Secom Co.                                         1,836,244
 ........................................................................................
                 144,000    Shin-Etsu Chemical Co.                            3,823,229
 ........................................................................................
                  45,000    Sony Corp.                                        3,926,199
 ........................................................................................
                  70,000    Taisho Pharmaceutical Co.                         1,889,082
 ........................................................................................
                  13,000    TDK Corp.                                           954,847
 ........................................................................................
                  55,000    Tokyo Electron Ltd.                               2,632,313
 ........................................................................................
                  51,000    Toyota Motor Corp.                                1,505,501
 ........................................................................................
                  56,000    Yamanouchi Pharmaceutical Co., Ltd.               1,506,375
----------------------------------------------------------------------------------------
                                                                             76,196,327
----------------------------------------------------------------------------------------
Malaysia (5.7%)
 ........................................................................................
                 218,000    AMMB Holdings Berhad                              1,355,754
 ........................................................................................
                 160,000    Edaran Otomobil Nasional Berhad                   1,362,646
 ........................................................................................
                 225,000    Gamuda Berhad                                       788,770
 ........................................................................................
                 268,813    Malaysian Assurance Alliance
                            Berhad Class A (NON)                              1,565,281
 ........................................................................................
                 320,000    Perusahaan Otomobil Nasional Berhad               1,495,742
 ........................................................................................
                 594,000    Sungei Way Holdings Berhad                        1,120,000
 ........................................................................................
                 278,000    YTL Corp. Berhad                                    858,942
----------------------------------------------------------------------------------------
                                                                              8,547,135
----------------------------------------------------------------------------------------
New Zealand (1.3%)
 ........................................................................................
                 390,000    Telecom Corp. of New Zealand Ltd.                 1,989,000
----------------------------------------------------------------------------------------
Philippines (1.2%)
 ........................................................................................
               1,100,000    International Container Terminal
                            Services, Inc.                                      563,567
 ........................................................................................
                  34,198    Metropolitan Bank & Trust Co.                       726,789
 ........................................................................................
                  60,000    Philippine Commercial International                 580,645
----------------------------------------------------------------------------------------
                                                                              1,871,001
----------------------------------------------------------------------------------------
Singapore (7.0%)
 ........................................................................................
                 384,000    Clipsal Industries (Holdings) Ltd.                1,359,360
 ........................................................................................
                 400,000    Courts Ltd.                                         565,351
 ........................................................................................
                 131,000    Cycle & Carriage Ltd.                             1,356,563
 ........................................................................................
                 130,000    Electric & Eltek Int. Co.                           728,000
 ........................................................................................
                 450,000    GP Batteries International Ltd.                   1,341,310
 ........................................................................................
                 403,200    Overseas Union Bank Ltd.                          2,510,831
 ........................................................................................
                 760,000    Teledata Ltd.                                       425,413
 ........................................................................................
                 660,500    Venture Manufacturing Ltd.                        2,153,603
----------------------------------------------------------------------------------------
                                                                             10,440,431
----------------------------------------------------------------------------------------
South Korea (1.0%)
 ........................................................................................
                  25,412    Samsung Electronics 144A GDR                      1,467,543
----------------------------------------------------------------------------------------
United Kingdom (2.4%)
 ........................................................................................
                 117,756    HSBC Holdings PLC                                 3,541,877
----------------------------------------------------------------------------------------
United States (2.3%)
 ........................................................................................
                  71,750    AFLAC Inc.                                        3,390,187
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $124,535,589)                            $142,238,354
----------------------------------------------------------------------------------------
INVESTMENT COMPANIES (2.8%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
                  47,000    JF Philippine Fund, Inc. (Philippines)             $722,625
 ........................................................................................
                 110,000    ROC Taiwan Fund (Taiwan)                          1,285,625
 ........................................................................................
                  86,600    Taiwan Fund, Inc. (Taiwan)                        2,186,650
----------------------------------------------------------------------------------------
                            Total Investment Companies
                            (cost $4,029,871)                                $4,194,900
----------------------------------------------------------------------------------------
WARRANTS (-%) *(NON)
----------------------------------------------------------------------------------------
Number of                                                   Expiration
Warrants                                                          Date            Value
 ........................................................................................
                  50,000    Gamuda Berhad (Malaysia)           2/28/01          $56,447
 ........................................................................................
                 114,000    Teledata (Singapore)               5/26/02           12,364
----------------------------------------------------------------------------------------
                            Total Warrants (cost $11,722)                       $68,811
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.0%) *(cost $4,529,742)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $4,529,000    Interest in $293,634,000 joint repurchase
                            agreement dated June 30, 1997 with
                            UBS Securities due July 1, 1997 with
                            respect to various U.S. Treasury
                            obligations - maturity value of
                            $4,529,742 for an effective yield
                            of 5.90%                                         $4,529,742
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $133,106,924) ***                        $151,031,807
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS




Putnam VT Diversified Income Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)
CORPORATE BONDS AND NOTES (32.4%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
Advertising (0.2%)
 ........................................................................................
                $350,000    Lamar Advertising Co. sr. sub.
                            notes 9 5/8s, 2006                                 $357,000
 ........................................................................................
                 460,000    Universal Outdoor, Inc. sr. sub.
                            notes 9 3/4s, 2006                                  476,100
----------------------------------------------------------------------------------------
                                                                                833,100
----------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
 ........................................................................................
                 700,000    Alliant Techsystems, Inc. sr. sub. notes
                            11 3/4s, 2003                                       774,375
 ........................................................................................
               1,000,000    BE Aerospace sr. notes 9 3/4s, 2003               1,042,500
 ........................................................................................
                 250,000    L-3 Communications Corp. 144A
                            sr. sub. notes 10 3/8s, 2007                        264,375
 ........................................................................................
                 400,000    Sequa Corp. sr. sub. notes 9 3/8s, 2003             408,000
 ........................................................................................
                 285,000    Tracor, Inc. sr. sub. notes 8 1/2s, 2007            285,000
----------------------------------------------------------------------------------------
                                                                              2,774,250
----------------------------------------------------------------------------------------
Agriculture (0.3%)
 ........................................................................................
               1,750,000    PMI Holdings Corp. sub. disc. deb.
                            stepped-coupon Ser. B, zero %
                            (11 1/2s, 9/1/00), 2005 (STP)                     1,325,625
 ........................................................................................
                 336,790    Premium Standard Farms, Inc. sr. secd.
                            notes 11 %, 2003 (PIK)                              367,101
----------------------------------------------------------------------------------------
                                                                              1,692,726
----------------------------------------------------------------------------------------
Apparel (0.1%)
 ........................................................................................
                 135,000    GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007         136,350
 ........................................................................................
                 265,000    William Carter Co. 144A sr. sub.
                            notes 12s, 2008                                     279,575
----------------------------------------------------------------------------------------
                                                                                415,925
----------------------------------------------------------------------------------------
Automotive Parts (0.3%)
 ........................................................................................
                 750,000    A.P.S. Inc. company guaranty
                            11 7/8s, 2006                                       727,500
 ........................................................................................
                 995,000    Harvard Industries Inc. sr. notes
                            11 1/8s, 2005 (In default) (NON)                    400,488
 ........................................................................................
                 590,000    Lear Corp. sub. notes 9 1/2s, 2006                  628,350
----------------------------------------------------------------------------------------
                                                                              1,756,338
----------------------------------------------------------------------------------------
Banks (0.9%)
 ........................................................................................
               1,000,000    Advanta Corp. med. term notes
                            Ser. C, 7.075s, 1999                                990,000
 ........................................................................................
                 695,000    Chevy Chase Savings Bank Inc.
                            sub. deb. 9 1/4s, 2005                              696,738
 ........................................................................................
                 160,000    Dime Capital Trust I bank guaranty
                            Ser. A, 9.33s, 2027                                 168,800
 ........................................................................................
                 250,000    First Nationwide Holdings
                            sr. sub. notes 10 5/8s, 2003                        273,750
 ........................................................................................
                 160,000    Greenpoint Capital Trust I 144A
                            company guaranty 9.1s, 2027                         159,728
 ........................................................................................
                 250,000    North Fork Capital Trust I company
                            guaranty 8.7s, 2026                                 251,875
 ........................................................................................
                 260,000    Ocwen Federal Bank FSB
                            sub. deb. 12s, 2005                                 285,350
 ........................................................................................
                 155,000    Ocwen Financial Corp. notes
                            11 7/8s, 2003                                       167,400
 ........................................................................................
                 140,000    Onbank Capital Trust I 144A
                            company guaranty 9 1/4s, 2027                       140,504
 ........................................................................................
                 300,000    Peoples Heritage Capital Trust
                            company guaranty Ser. B, 9.06s, 2027                306,350
 ........................................................................................
                 160,000    Pioneer Americas Acquisi 144A
                            sr. notes 9 1/4s, 2007                              161,200
 ........................................................................................
                 610,000    Polytama International notes
                            11 1/4s, 2007                                       629,825
 ........................................................................................
                 270,000    Provident Capital Trust company
                            guaranty 8.6s, 2026                                 264,938
 ........................................................................................
                 160,000    Riggs Capital Trust 144A bonds
                            8 5/8s, 2026                                        158,182
 ........................................................................................
                 245,000    Sovereign Capital Trust 144A
                            company guaranty 9s, 2027                           245,306
 ........................................................................................
                 220,000    Webster Capital Trust I 144A
                            bonds 9.36s, 2027                                   229,057
----------------------------------------------------------------------------------------
                                                                              5,129,003
----------------------------------------------------------------------------------------
Basic Industrial Products (0.5%)
 ........................................................................................
                  95,000    Astor Corp. 144A sr. sub. notes
                            10 1/2s, 2006                                       102,600
 ........................................................................................
                 260,000    Intertek Finance PLC 144A
                            sr. sub. notes 10 1/4s, 2006                        271,700
 ........................................................................................
                 115,000    Roller Bearing Co. 144A
                            sr. sub. notes 9 5/8s, 2007                         116,438
 ........................................................................................
               2,000,000    Terex Corp. sr. notes Ser. B,
                            13 1/4s, 2002                                     2,260,000
----------------------------------------------------------------------------------------
                                                                              2,750,738
----------------------------------------------------------------------------------------
Broadcasting (2.6%)
 ........................................................................................
               1,000,000    Affinity Group Holdings
                            sr. sub. notes 11 1/2s, 2003                      1,070,000
 ........................................................................................
                 120,000    Affinity Group Holdings
                            144A sr. notes 11s, 2007                            126,000
 ........................................................................................
               1,000,000    Argyle Television Corp.
                            sr. sub. notes 9 3/4s, 2005                       1,040,000
 ........................................................................................
                 200,000    Azteca Holdings 144A sr. notes
                            11s, 2002                                           201,250
 ........................................................................................
                 820,000    Capstar Broadcasting 144A sr. disc.
                            notes stepped-coupon zero %
                            (12 3/4s, 2/1/02), 2009 (STP)                       520,700
 ........................................................................................
                 355,000    Capstar Broadcasting 144A sr. sub.
                            notes 9 1/4s, 2007                                  343,463
 ........................................................................................
                 420,000    Citadel Broadcasting 144A,
                            13.25, 2009                                         420,000
 ........................................................................................
                 320,000    Citadel Broadcasting 144A,
                            10.25s, 2007                                        320,000
 ........................................................................................
                 185,000    Chancellor Radio Broadcasting Corp.
                            sr. sub. notes 9 3/8s, 2004                         189,625
 ........................................................................................
                 825,000    Commodore Media, Inc. sr. sub.
                            notes stepped-coupon 7 1/2s,
                            (13 1/4s, 5/1/98), 2003 (STP)                       899,250
 ........................................................................................
                 500,000    Granite Broadcasting Corp. sr. sub.
                            notes 9 3/8s, 2005                                  475,000
 ........................................................................................
                 400,000    Grupo Televisa S.A. 144A sr. notes
                            11 7/8s, 2006 (Mexico)                              449,000
 ........................................................................................
               1,250,000    Heritage Media Services Corp.
                            sr. sub. notes 8 3/4s, 2006                       1,281,250
 ........................................................................................
                 690,000    Jacor Communications, Inc. 144A
                            company guaranty 8 3/4s, 2007                       681,375
 ........................................................................................
                 175,000    Jacor Communications, Inc.
                            company guaranty 9 3/4s, 2006                       182,000
 ........................................................................................
                 115,000    Jacor Communications, Inc. sr. sub.
                            notes 10 1/8s, 2006                                 120,750
 ........................................................................................
               1,000,000    Pegasus Media & Communications
                            notes Ser. B, 12 1/2s, 2005                       1,105,000
 ........................................................................................
               1,227,000    Petracom Holdings, Inc. notes
                            stepped-coupon zero %
                            (17 1/2s, 8/1/98), 2003 (STP)                     1,177,920
 ........................................................................................
                 200,000    RBS Participacoes S.A. 144A
                            company guaranty 11s, 2007 (Brazil)                 209,520
 ........................................................................................
                 445,000    Radio One Inc. 144A sr. sub. notes
                            stepped-coupon 7s, (12s, 5/1/00),
                            2004 (STP)                                          396,050
 ........................................................................................
               1,050,000    SFX Broadcasting, Inc. sr. sub. notes
                            Ser. B, 10 3/4s, 2006                             1,134,000
 ........................................................................................
                 325,000    Spanish Broadcasting Systems
                            144A sr. notes 11s, 2004                            342,875
 ........................................................................................
               1,361,000    Telemedia Broadcasting Corp.
                            144A deb. stepped-coupon 3.8s,
                            (16s, 6/15/99), 2004 (STP)                        1,238,510
 ........................................................................................
                 145,000    TV Azteca Sa De Cv 144A sr. notes
                            10 1/2s, 2007 (Mexico)                              147,900
----------------------------------------------------------------------------------------
                                                                             14,071,438
----------------------------------------------------------------------------------------
Building and Construction (0.2%)
 ........................................................................................
                 135,000    Cia Latino Americana
                            144A company guaranty 11 5/8s,
                            2004 (Argentina)                                    141,750
 ........................................................................................
               1,000,000    Presley Cos. sr. notes 12 1/2s, 2001              1,000,000
 ........................................................................................
                 165,000    Webb (Del E.) Corp. sr. sub. notes
                            9 3/4s, 2008                                        166,650
----------------------------------------------------------------------------------------
                                                                              1,308,400
----------------------------------------------------------------------------------------
Building Products (0.6%)
 ........................................................................................
                 170,000    Atrium Companies Inc. sub. notes
                            10 1/2s, 2006                                       175,738
 ........................................................................................
                 110,000    Building Materials Corp. sr. notes
                            Ser. B, 8 5/8s, 2006                                111,650
 ........................................................................................
                 500,000    Cemex S.A. 144A bonds 12 3/4s,
                            2006 (Mexico)                                       580,000
 ........................................................................................
                 940,000    Inter-City Products sr. notes 9 3/4s, 2000          963,500
 ........................................................................................
                 600,000    Southdown, Inc. sr. sub. notes
                            Ser. B, 10s, 2006                                   652,500
 ........................................................................................
                 550,000    Vicap SA. 144A company guaranty
                            10 1/4s, 2002 (Mexico)                              566,500
 ........................................................................................
                 400,000    Waxman Industries Inc. sr. notes
                            stepped-coupon Ser. B, zero %
                            (12 3/4s, 6/1/99), 2004 (STP)                       338,000
----------------------------------------------------------------------------------------
                                                                              3,387,888
----------------------------------------------------------------------------------------
Buses (0.2%)
 ........................................................................................
               1,475,000    Consorcio/MCII Holdings sec. notes
                            stepped-coupon zero %
                            (12s, 11/15/98), 2002 (STP)                       1,290,625
----------------------------------------------------------------------------------------
Business Services (0.2%)
 ........................................................................................
                 250,000    Corporate Express, Inc. sr. sub. notes
                            Ser. B, 9 1/8s, 2004                                247,500
 ........................................................................................
                 175,000    Outsourcing Solutions, Inc. sr. sub.
                            notes Ser. B, 11s, 2006                             190,750
 ........................................................................................
                 225,000    Pierce Leahy Corp. sr. sub. notes
                            11 1/8s, 2006                                       245,250
 ........................................................................................
                 205,000    Williams Scotsman Inc. 144A sr.notes
                            9 7/8s, 2007                                        207,050
----------------------------------------------------------------------------------------
                                                                                890,550
----------------------------------------------------------------------------------------
Cable Television (2.2%)
 ........................................................................................
                  50,000    Adelphia Communications Corp.
                            notes Ser. B, 9 7/8s, 2005                           49,000
 ........................................................................................
               1,261,158    Adelphia Communications Corp.
                            sr. notes 9 1/2s, 2004 (PIK)                      1,223,323
 ........................................................................................
               1,110,000    Adelphia Communications Corp.
                            144A sr. notes 9 7/8s, 2007                       1,065,600
 ........................................................................................
                 300,000    Comcast Corp. sr. sub. 9 1/8s, 2006                 313,500
 ........................................................................................
               1,000,000    Comcast UK Cable, Ltd. deb.
                            stepped-coupon zero %
                            (11.2s, 11/15/00), 2007 (Bermuda) (STP)             750,000
 ........................................................................................
               1,100,000    Diamond Cable Communication Co.
                            sr. disc. notes stepped-coupon zero %
                            (11 3/4s, 12/15/00), 2005
                            (United Kingdom) (STP)                              761,750
 ........................................................................................
               1,580,000    Diamond Cable Communication Co.
                            144A sr. disc. notes stepped-coupon
                            zero % (10 3/4s, 2/15/02), 2007
                            (United Kingdom) (STP)                              936,150
 ........................................................................................
               1,000,000    Falcon Holdings Group, Inc. sr. sub.
                            notes 11s, 2003 (PIK)                             1,005,000
 ........................................................................................
                 185,000    Frontiervision Operating Partners
                            L.P. sr. sub. notes 11s, 2006                       192,308
 ........................................................................................
                 100,000    Heartland Wireless Communications, Inc.
                            sr. notes 13s, 2003 (NON)                            34,750
 ........................................................................................
                 655,000    Heartland Wireless Communications, Inc.
                            sr. notes Ser. B, 14s, 2004 (NON)                   288,200
 ........................................................................................
               1,750,000    Jones Intercable, Inc. sr. sub. deb.
                            10 1/2s, 2008                                     1,916,250
 ........................................................................................
               1,500,000    Lenfest Communications, Inc. sr. notes
                            8 3/8s, 2005                                      1,477,500
 ........................................................................................
                 500,000    Marcus Cable Co. (L.P.) sr. disc. notes
                            stepped-coupon zero %
                            (14 1/4s, 6/15/00), 2005 (STP)                      395,000
 ........................................................................................
                 770,000    Marcus Cable Co. (L.P.) sr. sub. disc.
                            notes stepped-coupon zero %
                            (13 1/2s, 8/1/99), 2004 (STP)                       669,900
 ........................................................................................
               1,390,000    UIH Australia/Pacific, Inc. sr. disc. notes
                            stepped-coupon Ser. B, zero %
                            (14s, 5/15/01), 2006 (Australia) (STP)              861,800
 ........................................................................................
                 525,000    Wireless One, Inc. sr. notes 13s, 2003              334,688
----------------------------------------------------------------------------------------
                                                                             12,274,719
----------------------------------------------------------------------------------------
Cellular Communications (2.2%)
 ........................................................................................
                 100,000    Call-Net Enterprises sr. disc. notes
                            stepped-coupon zero %
                            (13 1/4s, 12/1/99), 2004 (STP)                       86,375
 ........................................................................................
               1,450,000    Cencall Communications Corp. sr. disc.
                            notes stepped-coupon zero %
                            (10 1/8s, 1/15/99), 2004 (STP)                    1,145,500
 ........................................................................................
                 300,000    Comcast Cellular 144A sr. notes
                            9 1/2s, 2007                                        301,500
 ........................................................................................
               1,100,000    Comunicacion Cellular bonds
                            stepped-coupon zero %
                            (13 1/8s, 11/15/00), 2003 (Colombia) (STP)          781,000
 ........................................................................................
               1,750,000    Dial Call Communications, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (12 1/4s, 4/15/99), 2004 (STP)                    1,443,750
 ........................................................................................
                 430,000    Dobson Communications Corp.
                            144A 11 3/4s, 2007                                  423,550
 ........................................................................................
               1,190,000    Intercel, Inc. sr. disc. notes stepped-coupon
                            zero % (12s, 5/1/01), 2006 (STP)                    746,725
 ........................................................................................
                 510,000    Intercel, Inc. 144A sr. notes 11 1/8s, 2007          518,925
 ........................................................................................
                 650,000    Interact Systems, Inc. 144A units
                            stepped-coupon zero % (14s, 8/1/99),
                            2003 (STP)                                          292,500
 ........................................................................................
                 420,000    International Wire Group
                            144A sr. sub. notes 11 3/4s, 2005                   455,700
 ........................................................................................
                 270,000    International Wireless
                            Communications, Inc. sr. disc. notes
                            zero %, 2001                                        144,450
 ........................................................................................
               1,000,000    Millicom International Cellular S.A. sr.
                            disc. notes stepped-coupon zero %
                            (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)          730,000
 ........................................................................................
               1,900,000    NEXTEL Communications, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (11 1/2s, 9/1/98), 2003 (STP)                     1,643,500
 ........................................................................................
               1,100,000    NEXTEL Communications, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (9 3/4s, 2/15/99), 2004 (STP)                       841,500
 ........................................................................................
                 245,000    Omnipoint Corp. sr. notes 11 5/8s, 2006             236,119
 ........................................................................................
               1,000,000    Omnipoint Corp. sr. notes Ser. A,
                            11 5/8s, 2006                                       970,000
 ........................................................................................
               1,500,000    Pricellular Wireless Corp. sr. disc. notes
                            stepped-coupon Ser. B, zero %
                            (14s, 11/15/97), 2001 (STP)                       1,590,000
----------------------------------------------------------------------------------------
                                                                             12,351,094
----------------------------------------------------------------------------------------
Chemicals (0.8%)
 ........................................................................................
               1,150,000    Acetex Corp. sr. notes
                            9 3/4s, 2003 (Canada)                             1,167,250
 ........................................................................................
                 140,000    Freedom Chemicals, Inc. sr. sub. notes
                            10 5/8s, 2006                                       146,825
 ........................................................................................
               1,700,000    Harris Chemical Corp. sr. sub. notes
                            10 3/4s, 2003                                     1,751,000
 ........................................................................................
               1,000,000    ISP Holdings, Inc. sr. notes Ser. B,
                            9 3/4s, 2002                                      1,072,500
 ........................................................................................
                 235,000    Sterling Chemicals Holdings sr. disc.
                            notes stepped-coupon zero %
                            (13 1/2s, 8/15/01), 2008 (STP)                      158,038
----------------------------------------------------------------------------------------
                                                                              4,295,613
----------------------------------------------------------------------------------------
Computer Software (0.2%)
 ........................................................................................
               1,000,000    Computervision Corp. sr. sub. notes
                            11 3/8s, 1999                                       987,500
----------------------------------------------------------------------------------------
Computer Services (0.1%)
 ........................................................................................
                 660,000    Unisys Corp. sr. notes 11 3/4s, 2004                721,050
----------------------------------------------------------------------------------------
Consumer Durable Goods (0.4%)
 ........................................................................................
                 495,000    Coleman Escrow Corp. 144A sr. disc.
                            notes zero %, 2001                                  311,850
 ........................................................................................
                 160,000    Coleman Escrow Corp. 144A sr. disc.
                            notes zero %, 2001                                   92,000
 ........................................................................................
                 335,000    Foamex (L.P.) 144A sr. sub. notes
                            9 7/8s, 2007                                        345,050
 ........................................................................................
                 160,000    Hedstrom Corp. 144A sr. sub. notes
                            10s, 2007                                           161,200
 ........................................................................................
                 485,000    Icon Fitness Corp. sr. disc. notes
                            stepped-coupon Ser. B, zero %
                            (14s, 11/15/01), 2006 (STP)                         264,325
 ........................................................................................
               1,000,000    Remington Products Co. sr. sub. notes
                            Ser. B, 11s, 2006                                   880,000
----------------------------------------------------------------------------------------
                                                                              2,054,425
----------------------------------------------------------------------------------------
Consumer Non Durables (0.1%)
 ........................................................................................
                 405,000    Viasystems Inc. 144A sr. sub. notes
                            9 3/4s, 2007                                        412,088
----------------------------------------------------------------------------------------
Consumer Services (0.3%)
 ........................................................................................
               1,300,000    Coinmach Corp. sr. notes Ser. B,
                            11 3/4s, 2005                                     1,446,250
----------------------------------------------------------------------------------------
Containers (0.1%)
 ........................................................................................
                 420,000    Innova S De R.L. 144A sr. notes 12 7/8s,
                            2007 (Mexico)                                       445,200
 ........................................................................................
                 160,000    Radnor Holdings Inc. sr.notes 10s, 2003             161,600
----------------------------------------------------------------------------------------
                                                                                606,800
----------------------------------------------------------------------------------------
Cosmetics (0.3%)
 ........................................................................................
                  50,000    Coty Inc. Gtd. sr. sub. notes 10 1/4s, 2005          53,000
 ........................................................................................
                 150,000    French Fragrances, Inc. 144A sr. notes
                            10 3/8s, 2007                                       156,000
 ........................................................................................
               1,795,000    Revlon Worldwide Corp. 144A sr. disc.
                            notes zero %, 2001                                1,216,113
----------------------------------------------------------------------------------------
                                                                              1,425,113
----------------------------------------------------------------------------------------
Electric Utilities (2.0%)
 ........................................................................................
               1,000,000    BVPS II Funding Corp. secd. lease oblig.
                            bonds 9s, 2017                                    1,044,060
 ........................................................................................
                 380,000    CMS Energy Corp. sr. notes 8 1/8s, 2002             383,701
 ........................................................................................
                 850,000    Calpine Corp. sr. notes 10 1/2s, 2006               913,750
 ........................................................................................
                 500,000    Calpine Corp. sr. notes 9 1/4s, 2004                510,000
 ........................................................................................
                 500,000    El Paso Electric Co. 1st mtge.
                            Ser. D, 8.9s, 2006                                  532,065
 ........................................................................................
                 611,000    First PV Funding deb. 10.15s, 2016                  644,012
 ........................................................................................
               1,750,000    Long Island Lighting Co. deb. 9s, 2022            1,916,285
 ........................................................................................
               1,990,000    Midland Funding Corp. deb. Ser. A,
                            11 3/4s, 2005                                     2,316,300
 ........................................................................................
                 500,000    Midland Funding Corp. deb.
                            Ser. B, 13 1/4s, 2006                               608,730
 ........................................................................................
               1,000,000    Niagara Mohawk Power Corp.
                            1st mtge. 8 3/4s, 2022                            1,001,510
 ........................................................................................
               1,066,024    Northeast Utilities System notes
                            Ser. A, 8.58s, 2006                               1,048,158
 ........................................................................................
                 122,667    Northeast Utilities System notes
                            Ser. B, 8.38s, 2005                                 120,665
----------------------------------------------------------------------------------------
                                                                             11,039,236
----------------------------------------------------------------------------------------
Electronics (0.6%)
 ........................................................................................
                 195,000    Celestica International Ltd.
                            144A sr. sub. notes 10 1/2s,
                            2006 (Canada)                                       209,625
 ........................................................................................
                 218,907    Cirent Semiconductor sr. sub. notes
                            10.22s, 2002                                        218,634
 ........................................................................................
                 232,320    Cirent Semiconductor 144A sr. sub.
                            notes 10.14s, 2004                                  232,029
 ........................................................................................
                 195,000    HCC Industries, Inc. 144A sr. sub.
                            notes 10 3/4s, 2007                                 204,750
 ........................................................................................
               2,145,000    International Semi-Tech. Corp. sr. secd.
                            disc. notes stepped-coupon zero %
                            (11 1/2s,8/15/00), 2003 (Canada) (STP)            1,276,275
 ........................................................................................
                 500,000    Moog, Inc. sr. sub. notes Ser. B, 10s, 2006         520,000
 ........................................................................................
                 330,000    Motors and Gears, Inc. sr. notes
                            Ser. B, 10 3/4s, 2006                               341,550
 ........................................................................................
                 160,000    Therma-Wave Inc. 144A sr. notes
                            10 5/8s, 2004                                       170,800
 ........................................................................................
                 115,000    Wavetek Corp. 144A sr. sub. notes
                            10 1/8s, 2007                                       117,300
----------------------------------------------------------------------------------------
                                                                              3,290,963
----------------------------------------------------------------------------------------
Entertainment (0.3%)
 ........................................................................................
                 505,000    Premier Parks, Inc. sr. notes 9 3/4s, 2007          522,675
 ........................................................................................
               1,250,000    Premier Parks, Inc. sr. notes
                            Ser. A, 12s, 2003                                 1,387,500
----------------------------------------------------------------------------------------
                                                                              1,910,175
----------------------------------------------------------------------------------------
Environmental Control (0.1%)
 ........................................................................................
                 675,000    Allied Waste Industries, Inc.
                            144A sr. disc. notes stepped-coupon
                            zero % (11.3s, 6/1/02), 2007 (STP)                  415,125
 ........................................................................................
                 350,000    Allied Waste Industries, Inc.
                            144A sr. sub. notes 10 1/4s, 2006                   372,750
----------------------------------------------------------------------------------------
                                                                                787,875
----------------------------------------------------------------------------------------
Financial Services (0.7%)
 ........................................................................................
                 415,000    Aames Financial Corp. sr. notes
                            9 1/8s, 2003                                        419,150
 ........................................................................................
                 350,000    AIM Management Group sr. secd.
                            notes 9s, 2003                                      372,960
 ........................................................................................
                 350,000    APP Finance II Mauritius Ltd.
                            144A bonds 12s, 2049 (Indonesia)                    357,875
 ........................................................................................
               1,000,000    Colombia Holdings sr. notes
                            10s, 1999                                         1,010,000
 ........................................................................................
                 165,000    Colonial Capital I 144A company
                            guaranty 8.92s, 2027                                164,923
 ........................................................................................
                 245,000    Dollar Financial Group Inc. sr. notes
                            Ser. A, 10 7/8s, 2006                               262,150
 ........................................................................................
                 350,000    First Federal Financial Corp. notes
                            11 3/4s, 2004                                       357,000
 ........................................................................................
                 185,000    Imperial Credit Industries, Inc. sr.
                            notes 9 7/8s, 2007                                  179,450
 ........................................................................................
                 300,000    Imperial Credit Capital Trust I
                            144A company guaranty 10 1/4s, 2002                 300,750
 ........................................................................................
                 350,000    Investors Capital Trust I 144A
                            company guaranty 9.77s, 2027                        352,134
 ........................................................................................
                 370,000    PTC International Finance 144A
                            company guaranty zero %
                            (10.75s,7/01/02), 2007 (STP)                        224,775
----------------------------------------------------------------------------------------
                                                                              4,001,167
----------------------------------------------------------------------------------------
Food Chains (0.5%)
 ........................................................................................
               1,000,000    Southland Corp. 1st priority sr. sub.
                            deb. 5s, 2003                                       841,250
 ........................................................................................
                 850,000    Southland Corp. deb. Ser. A,
                            4 1/2s, 2004                                        673,625
 ........................................................................................
               1,000,000    Stater Brothers sr. notes 11s, 2001               1,081,250
----------------------------------------------------------------------------------------
                                                                              2,596,125
----------------------------------------------------------------------------------------
Food and Beverages (0.4%)
 ........................................................................................
                 425,000    Canandaigua Wine Co. sr. sub.
                            notes Ser. C, 8 3/4s, 2003                          426,063
 ........................................................................................
                 500,000    Chiquita Brands cv. sr. notes
                            9 5/8s, 2004                                        520,000
 ........................................................................................
                 125,000    Del Monte Corp. 144A sr. sub.
                            notes 12 1/4s, 2007                                 135,000
 ........................................................................................
                 100,000    MBW Foods, Inc. 144A sr. sub.
                            notes 9 7/8s, 2007                                  101,250
 ........................................................................................
                 850,000    Mafco, Inc. sr. sub. notes 11 7/8s, 2002            913,750
 ........................................................................................
                  80,000    Windy Hill Pet Food Co.
                            144A sr.sub.notes 9 3/4s, 2007                       80,200
----------------------------------------------------------------------------------------
                                                                              2,176,263
----------------------------------------------------------------------------------------
Gaming (1.7%)
 ........................................................................................
                 610,000    Alliance Gaming Corp. sr. notes
                            12 7/8s, 2003                                       689,300
 ........................................................................................
                 450,000    Argosy Gaming Co. 1st mtge.
                            13 1/4s, 2004                                       432,000
 ........................................................................................
                 325,000    Casino America, Inc. sr. notes
                            12 1/2s, 2003                                       335,563
 ........................................................................................
                 200,000    Casino Magic Finance Corp.
                            1st mtge. 11 1/2s, 2001                             178,000
 ........................................................................................
                 155,000    Casino Magic of Louisiana Corp.
                            144A 1st mtge. 13s, 2003                            137,950
 ........................................................................................
               1,000,000    Coast Hotels & Casinos, Inc. company
                            guaranty Ser. B, 13s, 2002                        1,115,000
 ........................................................................................
                 793,000    Colorado Gaming & Entertainment Co.
                            sr. notes 12s, 2003 (PIK)                           789,035
 ........................................................................................
                 257,177    Elsinore Corp. 144A exch. 1st mortgage
                            11 1/2s, 2000                                       246,891
 ........................................................................................
                 500,000    Grand Casinos, Inc. 1st mtge.
                            10 1/8s, 2003                                       520,000
 ........................................................................................
                 600,000    Grate Bay Property Funding Corp.
                            1st mtge. 10 7/8s, 2004                             534,000
 ........................................................................................
               1,000,000    Hollywood Casino Corp. sr. notes
                            12 3/4s, 2003                                     1,062,500
 ........................................................................................
               1,150,000    Lady Luck Gaming Corp. 1st mtge.
                            11 7/8s, 2001                                     1,164,375
 ........................................................................................
                 497,000    Louisiana Casino Cruises Corp.
                            1st mtge. 11 1/2s, 1998                             501,970
 ........................................................................................
                 700,000    Mohegan Tribal Gaming Auth. sr. notes
                            Ser. B, 13 1/2s, 2002                               920,500
 ........................................................................................
                 700,000    PRT Funding Corp. sr. notes
                            11 5/8s, 2004                                       567,000
 ........................................................................................
                 108,000    Trump Castle Funding Corp. notes
                            11 1/2s, 2000                                       108,000
----------------------------------------------------------------------------------------
                                                                              9,302,084
----------------------------------------------------------------------------------------
Health Care (1.1%)
 ........................................................................................
                 830,000    Columbia/HCA Healthcare Corp.
                            med. term notes 7.58s, 2025                         833,702
 ........................................................................................
                 480,000    IMED Corp. sr. sub. notes 9 3/4s, 2006              494,400
 ........................................................................................
                 700,000    Integrated Health Services, Inc.
                            144A sr. sub. notes 9 1/2s, 2007                    715,750
 ........................................................................................
                 800,000    Merit Behavioral Care sr. sub. notes
                            11 1/2s, 2005                                       888,000
 ........................................................................................
               1,800,000    Paracelsus Healthcare sr. sub. notes
                            10s, 2006                                         1,836,000
 ........................................................................................
                 290,000    Tenet Healthcare Corp. sr. notes 8s, 2005           290,725
 ........................................................................................
                 295,000    Tenet Healthcare Corp. sr. sub. notes
                            8 5/8s, 2007                                        300,900
 ........................................................................................
                 500,000    Urohealth Systems, Inc. 144A sr. sub.
                            notes 12 1/2s, 2004                                 485,000
----------------------------------------------------------------------------------------
                                                                              5,844,477
----------------------------------------------------------------------------------------
Insurance (0.3%)
 ........................................................................................
                 300,000    American Annuity Group, Inc. sr. sub.
                            notes 11 1/8s, 2003                                 321,000
 ........................................................................................
               1,000,000    Reliance Group Holdings, Inc. sr. sub.
                            deb. 9 3/4s, 2003                                 1,060,000
----------------------------------------------------------------------------------------
                                                                              1,381,000
----------------------------------------------------------------------------------------
Leisure (0.2%)
 ........................................................................................
               1,000,000    IHF Holdings, Inc. sr. disc. notes Ser. B,
                            zero % (15s, 11/15/99), 2004 (STP)                  825,000
----------------------------------------------------------------------------------------
Lodging (0.6%)
 ........................................................................................
               1,900,000    Host Marriott Travel Plaza sr. notes
                            Ser. B, 9 1/2s, 2005                              1,990,250
 ........................................................................................
                 600,000    John Q Hammons Hotels, Inc. 1st mtge.
                            8 7/8s, 2004                                        606,000
 ........................................................................................
                 490,000    Prime Hospitality Corp. sub. notes
                            9 3/4s, 2007                                        512,050
----------------------------------------------------------------------------------------
                                                                              3,108,300
----------------------------------------------------------------------------------------
Medical Supplies and Devices (0.3%)
 ........................................................................................
                 500,000    Dade International, Inc. sr. sub. notes
                            Ser. B, 11 1/8s, 2006                               557,500
 ........................................................................................
                 500,000    Graphic Controls Corp. sr. sub. notes
                            Ser. A, 12s, 2005                                   552,500
 ........................................................................................
                 105,000    Leiner Health Products 144A sr. sub.
                            notes 9 5/8s, 2007                                  106,313
 ........................................................................................
                 545,000    Wright Medical Technology, Inc. sr. secd.
                            notes Ser. B, 10 3/4s, 2000                         550,450
----------------------------------------------------------------------------------------
                                                                              1,766,763
----------------------------------------------------------------------------------------
Metals and Mining (0.3%)
 ........................................................................................
                 140,000    Acindar Industria Argentina de Aceros
                            S.A. bonds 11 1/4s, 2004 (Argentina)                147,700
 ........................................................................................
                 325,000    Continental Global Group 144A sr.
                            notes Ser. A, 11s, 2007                             341,250
 ........................................................................................
                 220,000    Echo Bay Mines jr. sub. deb.
                            11s, 2027 (Canada)                                  221,100
 ........................................................................................
                 300,000    NL Industries, Inc. sr. notes
                            11 3/4s, 2003                                       325,500
 ........................................................................................
                 205,000    Royal Oak Mines, Inc. company
                            guaranty Ser. B, 11s, 2006 (Canada)                 202,950
 ........................................................................................
                  65,000    Wells Aluminum 144A notes
                            10 1/8s, 2005                                        66,950
 ........................................................................................
                 250,000    Weirton Steel Co. sr. notes
                            11 3/8s, 2004                                       267,500
----------------------------------------------------------------------------------------
                                                                              1,572,950
----------------------------------------------------------------------------------------
Motion Picture Distribution (0.7%)
 ........................................................................................
               1,600,000    Act III Theatres, Inc. sr. sub. notes
                            11 7/8s, 2003                                     1,728,000
 ........................................................................................
                 545,000    AMC Entertainment, Inc. 144A sr. sub.
                            notes 9 1/2s, 2009                                  566,800
 ........................................................................................
                 834,600    Cinemark Mexico USA notes
                            13s, 2003 (PIK)                                     801,216
 ........................................................................................
                 515,000    Cinemark USA, Inc. notes 9 5/8s, 2008               530,450
----------------------------------------------------------------------------------------
                                                                              3,626,466
----------------------------------------------------------------------------------------
Networking (0.2%)
 ........................................................................................
               1,840,000    CellNet Data Systems, Inc. sr. disc.
                            notes stepped-coupon Ser. B, zero %
                            (13s, 6/15/00), 2005 (STP)                        1,288,000
----------------------------------------------------------------------------------------
Office Equipment (0.1%)
 ........................................................................................
                 400,000    United Stationer Supply, Inc. sr. sub.
                            notes 12 3/4s, 2005                                 448,000
----------------------------------------------------------------------------------------
Oil and Gas (2.3%)
 ........................................................................................
                 250,000    Abraxas Petroleum Corp. 144A sr.
                            notes Ser. B, 11 1/2s, 2004                         271,250
 ........................................................................................
                 400,000    Cliffs Drilling Co. company guaranty
                            Ser. B, 10 1/4s, 2003                               426,000
 ........................................................................................
                  85,000    Costilla Energy, Inc. sr. notes
                            10 1/4s, 2006                                        87,975
 ........................................................................................
                 245,000    DI Industries Inc. sr. notes 8 7/8s, 2007           241,325
 ........................................................................................
                 155,000    Flores & Rucks, Inc. sr. sub. notes
                            9 3/4s, 2006                                        161,975
 ........................................................................................
                 120,000    Kelley Oil & Gas Corp. sr. sub. notes
                            Ser. B, 10 3/8s, 2006                               123,600
 ........................................................................................
                 552,000    Maxus Energy Corp. deb. 8 1/2s, 2008                554,760
 ........................................................................................
                 200,000    Maxus Energy Corp. global notes
                            9 7/8s, 2002                                        210,740
 ........................................................................................
               1,000,000    Maxus Energy Corp. med. term notes
                            10.83s, 2004                                      1,123,950
 ........................................................................................
                 500,000    Maxus Energy Corp. notes 9 1/2s, 2003               521,250
 ........................................................................................
                 240,000    Mesa Operating Co. company guaranty
                            zero % (11 5/8s, 7/01/01), 2006 (STP)               184,800
 ........................................................................................
                 360,000    Ocean Energy, Inc. 144A sr. sub. notes
                            8 7/8s, 2007                                        360,000
 ........................................................................................
                 170,000    Pacalta Resources Ltd. 144A sr. notes
                            10 3/4s, 2004 (Canada)                              174,250
 ........................................................................................
               1,175,000    Panda Global Energy Co. 144A sr. notes
                            12 1/2s, 2004                                     1,139,750
 ........................................................................................
                 265,000    Parker Drilling Corp. sr. notes Ser. B,
                            9 3/4s, 2006                                        278,581
 ........................................................................................
                 160,000    Petsec Energy, Inc. 144A sr. sub. notes
                            9 1/2s, 2007                                        160,000
 ........................................................................................
                  80,000    Pogo Producing Co. 144A notes
                            8 3/4s, 2007                                         80,400
 ........................................................................................
                 240,000    Pride Petroleum Services, Inc.
                            9 3/8s, 2007                                        250,800
 ........................................................................................
               4,500,000    Transamerican Energy 144A sr. disc.
                            notes stepped coupon zero %
                            (13s, 6/1/99), 2002 (STP)                         3,295,990
 ........................................................................................
               1,785,000    Transamerican Energy 144A sr. notes
                            11 1/2s, 2002                                     1,749,300
 ........................................................................................
                 745,000    TransTexas Gas Corp. sr. sub. notes
                            13.75s, 2001                                        819,500
 ........................................................................................
                  65,000    W. R. Carpenter 144A sr. sub. notes
                            10 5/8s, 2007                                        65,000
 ........................................................................................
                 160,000    Wiser Oil Co. 144A sr. sub. notes
                            9 1/2s, 2007                                        160,400
----------------------------------------------------------------------------------------
                                                                             12,441,596
----------------------------------------------------------------------------------------
Packaging and Containers (0.2%)
 ........................................................................................
                 500,000    Ivex Packaging Corp. sr. sub. notes
                            12 1/2s, 2002                                       542,500
 ........................................................................................
                 185,000    Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004      192,400
 ........................................................................................
                 330,000    Riverwood International Corp.
                            company guranty 10 7/8s, 2008                       297,825
 ........................................................................................
                 250,000    US Can Corp. company guaranty
                            Ser. B, 10 1/8s, 2006                               265,625
----------------------------------------------------------------------------------------
                                                                              1,298,350
----------------------------------------------------------------------------------------
Paging (0.6%)
 ........................................................................................
                 850,000    Arch Communications Group sr. disc.
                            notes stepped-coupon zero %
                            (10 7/8s, 3/15/01), 2008 (STP)                      450,500
 ........................................................................................
               1,250,000    Metrocall, Inc. sr. sub. notes
                            10 3/8s, 2007                                     1,150,000
 ........................................................................................
               1,000,000    Mobile Telecommunications Tech.
                            sr. notes 13 1/2s, 2002                           1,070,000
 ........................................................................................
                 100,000    Pagemart, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (12 1/4s, 11/1/98), 2003 (STP)                       86,250
 ........................................................................................
                 805,000    Paging Network, Inc. sr. sub. notes
                            10s, 2008                                           781,856
----------------------------------------------------------------------------------------
                                                                              3,538,606
----------------------------------------------------------------------------------------
Paper and Forest Products (0.5%)
 ........................................................................................
                 400,000    APP International Finance Co. notes
                            11 3/4s, 2005 (Netherlands)                         441,000
 ........................................................................................
                 720,000    Florida Coast Paper LLC 1st mtge.
                            Ser. B, 12 3/4s, 2003                               747,000
 ........................................................................................
                 300,000    Gaylord Container Corp. sr. sub. disc.
                            deb. 12 3/4s, 2005                                  328,500
 ........................................................................................
                 500,000    Indah Kiat Financial Mauritius
                            144A 10s, 2007 (Indonesia)                          500,000
 ........................................................................................
                 980,000    Repap New Brunswick sr. notes
                            10 5/8s, 2005 (Canada)                              923,650
----------------------------------------------------------------------------------------
                                                                              2,940,150
----------------------------------------------------------------------------------------
Publishing (0.2%)
 ........................................................................................
                 500,000    American Media Operation, Inc. sr. sub.
                            notes 11 5/8s, 2004                                 545,000
 ........................................................................................
                 135,000    Sun Media Corp. 144A sr. sub. notes
                            9 1/2s, 2007 (Canada)                               136,350
 ........................................................................................
                 160,000    Von Hoffman Press Inc. 144A sr. sub.
                            notes 10 3/8s, 2007                                 167,200
----------------------------------------------------------------------------------------
                                                                                848,550
----------------------------------------------------------------------------------------
REITs (Real Estate Investment Trust) (0.2%)
 ........................................................................................
                 900,000    Tanger Properties Ltd. partnership gtd.
                            notes 8 3/4s, 2001                                  922,194
----------------------------------------------------------------------------------------
Railroads (0.1%)
 ........................................................................................
                 125,000    TFM SA DE CV 144A company
                            guaranty 10 1/4s, 2007 (Mexico)                     127,500
 ........................................................................................
                 630,000    TFM SA DE CV 144A company
                            guaranty stepped coupon zero %
                            (11.75s,6/15/02), 2009 (Mexico) (STP)               371,700
----------------------------------------------------------------------------------------
                                                                                499,200
----------------------------------------------------------------------------------------
Restaurants (0.1%)
 ........................................................................................
                 130,000    AmeriKing, Inc. sr. notes 10 3/4s, 2006             136,500
 ........................................................................................
                 500,000    FRD Acquisition Co. sr. notes
                            Ser. B, 12 1/2s, 2004                               535,000
----------------------------------------------------------------------------------------
                                                                                671,500
----------------------------------------------------------------------------------------
Retail (0.8%)
 ........................................................................................
                 113,000    Guitar Center Management Co.
                            144A sr. notes 11s, 2006                            124,300
 ........................................................................................
               1,000,000    Johns Manville International Group
                            sr. notes 10 7/8s, 2004                           1,110,000
 ........................................................................................
                 400,000    K mart Corp. med. term notes 8s, 2001               389,392
 ........................................................................................
                 250,000    K mart Corp. notes 7.35s, 2001                      238,863
 ........................................................................................
               1,000,000    K mart Corp. notes 8 1/8s, 2006                     985,000
 ........................................................................................
                 360,000    Loehmanns, Inc. sr. notes 11 7/8s, 2003             363,600
 ........................................................................................
                 800,000    Mothers Work, Inc. sr. notes
                            12 5/8s, 2005                                       832,000
 ........................................................................................
                 350,000    Phar-Mor, Inc. sr. notes 11.72s, 2002               360,500
 ........................................................................................
                 240,000    Specialty Retailers 144A company
                            guaranty 8 1/2s, 2005                               239,400
----------------------------------------------------------------------------------------
                                                                              4,643,055
----------------------------------------------------------------------------------------
Satellite Services (0.9%)
 ........................................................................................
                 575,000    Echostar DBS Corp. 144A company
                            guaranty 12 1/2s, 2002                              569,969
 ........................................................................................
                 460,000    Echostar Communications Corp.
                            stepped-coupon zero %
                            (12 7/8s, 6/01/99), 2004 (STP)                      389,275
 ........................................................................................
                 375,000    Esat Holdings Ltd. 144A sr. notes
                            stepped-coupon zero %
                            (12 1/2s, 2/01/02), 2007 (STP) (Ireland)            226,875
 ........................................................................................
               2,020,000    ICG Holdings, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (13 1/2s, 9/15/00), 2005 (STP)                    1,474,600
 ........................................................................................
               1,010,000    Orbcomm Global Capital Corp.
                            sr. notes Ser. B, 14s, 2004                       1,020,100
 ........................................................................................
                 335,000    TCI Satellite Entertainment
                            144A sr. sub. notes 10 7/8s, 2007                   335,000
 ........................................................................................
                 330,000    Winstar Equipment Corp.
                            144A company guaranty 12 1/2s, 2004                 322,575
 ........................................................................................
               1,200,000    Winstar Communications, Inc.
                            144A sr. disc. notes stepped-coupon
                            zero % (14s, 10/15/00), 2005 (STP)                  690,000
----------------------------------------------------------------------------------------
                                                                              5,028,394
----------------------------------------------------------------------------------------
Semiconductors (0.1%)
 ........................................................................................
                 355,000    Fairchild Semiconductor Corp.
                            144A sr. sub. notes 11.74s, 2008                    370,975
 ........................................................................................
                 340,000    Fairchild Semiconductor Corp.
                            144A sr. sub. notes 10 1/8s, 2007                   360,400
----------------------------------------------------------------------------------------
                                                                                731,375
----------------------------------------------------------------------------------------
Shipping (0.1%)
 ........................................................................................
                 180,000    Newport News Shipbuilding sr. notes
                            8 5/8s, 2006                                        186,300
 ........................................................................................
                 407,000    Viking Star Shipping sr. secd. notes
                            9 5/8s, 2003                                        415,140
----------------------------------------------------------------------------------------
                                                                                601,440
----------------------------------------------------------------------------------------
Specialty Consumer Products (0.2%)
 ........................................................................................
                 215,000    Genesco, Inc. sr. notes 10 3/8s, 2003               222,525
 ........................................................................................
                 580,000    Sassco Fashions Ltd. 144A notes
                            12 3/4s, 1999                                       609,000
----------------------------------------------------------------------------------------
                                                                                831,525
----------------------------------------------------------------------------------------
Steel (0.3%)
 ........................................................................................
                 350,000    Altos Hornos de Mexico 144A bonds
                            11 3/8s, 2002 (Mexico)                              371,875
 ........................................................................................
               1,250,000    Ispat Mexicana, S.A. 144A bonds
                            10 3/8s, 2001 (Mexico)                            1,304,688
----------------------------------------------------------------------------------------
                                                                              1,676,563
----------------------------------------------------------------------------------------
Supermarkets (0.2%)
 ........................................................................................
               1,000,000    Ralphs Grocery Co. sr. notes
                            10.45s, 2004                                      1,070,000
 ........................................................................................
                 175,000    Shoppers Food Warehouse
                            144A sr. notes 9 3/4s, 2004                         175,219
----------------------------------------------------------------------------------------
                                                                              1,245,219
----------------------------------------------------------------------------------------
Telecommunications (1.2%)
 ........................................................................................
               1,035,000    American Communications
                            Services, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (12 3/4s, 4/1/01), 2006 (STP)                       569,250
 ........................................................................................
                 250,000    Charter Communications
                            International, Inc. disc. notes
                            stepped-coupon Ser. B, zero %
                            (14s, 3/15/01), 2007 (STP)                          167,500
 ........................................................................................
                 165,000    Consorcio Ecuatoriano
                            144A notes 14s, 2002 (Ecuador)                      175,313
 ........................................................................................
                 250,000    Fonorola, Inc. sr. notes
                            12 1/2s, 2002 (Canada)                              277,500
 ........................................................................................
               1,160,000    GST Telecommunications,Inc. company
                            guaranty stepped-coupon zero %
                            (13 7/8s, 1/15/00), 2005 (STP)                      719,200
 ........................................................................................
                 350,000    GST Equipment Funding 144A sr. notes
                            13 1/4s, 2007                                       374,500
 ........................................................................................
                 750,000    Hyperion Telecommunication Corp.
                            sr. disc. notes stepped-coupon
                            Ser. B, zero % (13s, 4/15/01), 2003 (STP)           395,625
 ........................................................................................
                 400,000    Intelcom Group (USA), Inc. company
                            guaranty stepped-coupon zero %
                            (12 1/2s, 5/1/01), 2006 (STP)                       268,000
 ........................................................................................
                 400,000    Intermedia Communications, Inc.
                            sr. notes Ser. B, 13 1/2s, 2005                     489,000
 ........................................................................................
               2,000,000    International Cabletel, Inc. sr. notes
                            stepped-coupon Ser. B, zero %
                            (11 1/2s, 2/01/01), 2006 (STP)                    1,390,000
 ........................................................................................
                 750,000    International Cabletel, Inc.
                            144A sr. notes 10s, 2007                            772,500
 ........................................................................................
                 425,000    ITC Deltacom, Inc.
                            144A sr. notes 11s, 2007                            433,500
 ........................................................................................
                 755,000    Teleport Communications Group Inc.
                            sr. disc. notes stepped-coupon zero %
                            (11 1/8s, 7/1/01), 2007 (STP)                       544,544
----------------------------------------------------------------------------------------
                                                                              6,576,432
----------------------------------------------------------------------------------------
Telephone Services (0.5%)
 ........................................................................................
                  50,000    Brooks Fiber Properties, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (10 7/8s, 3/1/01), 2006 (STP)                        34,000
 ........................................................................................
                 535,000    Brooks Fiber Properties, Inc.
                            144A sr. notes 10s, 2007                            540,350
 ........................................................................................
                 575,000    Globo Communicacoes
                            144A company guaranty
                            10 1/2s, 2006 (Brazil)                              609,500
 ........................................................................................
                 710,000    McLeod, Inc. 144A sr. disc. notes
                            stepped-coupon zero %
                            (10 1/2s, 3/1/02), 2007 (STP)                       452,625
 ........................................................................................
                 750,000    Nextlink Communications, Inc. sr. notes
                            12 1/2s, 2006                                       798,750
 ........................................................................................
                 410,000    RSL Communications, Ltd. company
                            guaranty 12 1/4s, 2006                              438,188
----------------------------------------------------------------------------------------
                                                                              2,873,413
----------------------------------------------------------------------------------------
Telephone Utilities (0.1%)
 ........................................................................................
                 400,000    Sprint Spectrum L.P. sr. notes 11s, 2006            443,000
----------------------------------------------------------------------------------------
Textiles (0.4%)
 ........................................................................................
                 165,000    Glenoit Corp. 144A sr. sub. notes
                            11s, 2007                                           172,425
 ........................................................................................
                 400,000    Polymer Group 9s, 2007                              393,564
 ........................................................................................
               1,000,000    Polysindo Inernational Eka company
                            guaranty 13s, 2001 (Indonesia)                    1,133,750
 ........................................................................................
                 450,000    Polysindo International Finance
                            company guaranty 11 3/8s,
                            2006 (Indonesia)                                    495,563
----------------------------------------------------------------------------------------
                                                                              2,195,302
----------------------------------------------------------------------------------------
Transportation (-%)
 ........................................................................................
                 120,000    Chemical Leaman Corp.
                            144A sr. notes 10 3/8s, 2005                        122,400
 ........................................................................................
                 220,000    Coach USA, Inc. company guaranty
                            9 3/8s, 2007                                        216,700
----------------------------------------------------------------------------------------
                                                                                339,100
----------------------------------------------------------------------------------------
                            Total Corporate Bonds and Notes
                            (cost $171,322,211)                            $178,185,441
----------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (29.2%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
U.S. Government Agency Mortgage
Pass-Through Certificates (20.9%)
 ........................................................................................
                            Federal Home Loan Mortgage Corp.
 ........................................................................................
              $9,722,905       8 1/2s, with due dates from
                               January 1, 2025 to June 15, 2027             $10,102,689
 ........................................................................................
                 697,058       7s, February 15, 2027                            609,633
 ........................................................................................
                            Federal National Mortgage Association
 ........................................................................................
               7,547,073       8s, with due dates from
                               August 1, 2026 to October 1, 2026              7,714,471
 ........................................................................................
              18,356,630       7 1/2s, with due dates from
                               January 1, 2027 to June 1, 2027               18,396,649
 ........................................................................................
               4,814,866       7s, with due dates from
                               February 1, 2024 to April 1, 2027              4,717,034
 ........................................................................................
               5,326,473       6s, Dwarf, with due dates from
                               December 1, 2011 to March 1, 2012              5,135,044
 ........................................................................................
                            Government National Mortgage Association
 ........................................................................................
               7,297,681       8 1/2s, with due dates from
                               February 15, 2026 to
                               October 15, 2026                               7,582,731
 ........................................................................................
              10,797,249       8s, with due dates from
                               April 15, 2026 to February 15, 2027           11,046,895
 ........................................................................................
              27,780,505       7 1/2s, with due dates from
                               January 15, 2024 to
                               February 15, 2027                             27,858,712
 ........................................................................................
              18,892,155       7s, with due dates from
                               October 15, 2025 to July 15, 2026             18,543,802
 ........................................................................................
               3,285,000    Government National Mortgage
                            Association 5 1/2s, TBA, July 16, 2027            3,247,518
----------------------------------------------------------------------------------------
                                                                            114,955,178
----------------------------------------------------------------------------------------
U.S. Treasury Obligations (8.3%)
 ........................................................................................
                            U.S. Treasury Bonds
 ........................................................................................
               7,070,000       8 1/8s, August 15, 2019                        8,065,315
 ........................................................................................
              15,070,000       6 1/2s, November 15, 2026 #                   14,453,034
 ........................................................................................
                            U.S. Treasury Notes
 ........................................................................................
              12,113,000       6 1/2s, October 15, 2006                      12,061,883
 ........................................................................................
               2,180,000       6 3/8s, April 30, 1999                         2,191,576
 ........................................................................................
               8,450,000       6 1/4s, March 31, 1999                         8,479,068
----------------------------------------------------------------------------------------
                                                                             45,250,876
----------------------------------------------------------------------------------------
                            Total U.S. Government and
                            Agency Obligations
                            (cost $158,774,930)                            $160,206,054
----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (23.2%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
AUD            4,680,000    Australia (Government of) bonds
                            Ser. 1106, 6 3/4s, 2006                          $3,468,195
 ........................................................................................
AUD            6,620,000    Australia (Government of) bonds
                            Ser. 302, 9 3/4s, 2002                            5,661,573
 ........................................................................................
USD            7,987,000    Bank of Foreign Economic Affairs
                            of Russia (Vnesheconombank)
                            principal loan FRN Libor plus
                            13/16s, 2020 (NON) ## (POR)                       5,311,355
 ........................................................................................
USD              129,000    Brazil (Republic of) bonds 10 1/8s, 2027            124,001
 ........................................................................................
CAD            4,095,000    Canada (Government of) bonds
                            Ser. WE00, 5 1/2s, 2002                           2,925,085
 ........................................................................................
DKK           18,500,000    Denmark (Government of)
                            bonds 8s, 2006                                    3,132,163
 ........................................................................................
DKK           17,400,000    Denmark (Government of)
                            bonds 7s, 2026                                    2,568,902
 ........................................................................................
FRF           41,500,000    France (Government of) notes
                            5 1/2s, 2001                                      7,359,884
 ........................................................................................
DEM           18,905,000    DBR Unity Fund bonds 8s,
                            2002 (Germany)                                   12,328,641
 ........................................................................................
DEM           20,830,000    Germany (Federal Republic of)
                            bonds 6s, 2007                                   12,192,151
 ........................................................................................
ITL       11,610,000,000    Italy (Government of) bonds
                            7 3/4s, 2001                                      7,206,823
 ........................................................................................
ITL       16,235,000,000    Italy (Government of) bonds
                            6 1/4s, 2002                                      9,598,469
 ........................................................................................
ZAR            4,678,000    South Africa (Republic of) bonds
                            Ser. 153, 13s, 2010                                 944,785
 ........................................................................................
ESP        1,181,780,000    Spain (Government of) bonds
                            9.4s, 1999                                        8,608,629
 ........................................................................................
ESP          557,300,000    Spain (Government of) bonds
                            7.9s, 2002                                        4,142,104
 ........................................................................................
SEK           31,300,000    Sweden(Government of) bonds
                            Ser. 1039, 5 1/2s, 2002                           4,015,213
 ........................................................................................
GBP            7,810,000    United Kingdom Treasury bonds
                            7 1/2s, 2006                                     13,340,187
 ........................................................................................
GBP           10,050,000    United Kingdom Treasury bonds
                            7s, 2002                                         16,685,402
 ........................................................................................
GBP            4,835,000    United Kingdom Treasury bonds
                            6s, 1999                                          7,906,545
----------------------------------------------------------------------------------------
                            Total Foreign Government Bonds
                            and Notes (cost $127,418,324)                  $127,520,107
----------------------------------------------------------------------------------------
BRADY BONDS (7.3%) * (BRA)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $11,175,370    Argentina (Republic of) deb.
                            6 3/4s, 2005                                    $10,504,848
 ........................................................................................
               3,930,000    Bulgaria (Government of) deb.
                            Ser. IAB, 6.563s, 2011                            2,829,600
 ........................................................................................
              10,928,577    Brazil (Republic of) 8s, 2014 (POR)               8,783,844
 ........................................................................................
               1,592,000    Ecuador (Government of) disc.
                            6.438s, 2025                                      1,134,300
 ........................................................................................
              17,076,000    United Mexican States deb. Ser.
                            B, 6 1/4s, 2019                                  13,148,520
 ........................................................................................
               4,250,000    Venezuela (Government of) deb.
                            Ser. B, 6 3/4.s, 2007                             3,936,563
----------------------------------------------------------------------------------------
                            Total Brady Bonds (cost $40,248,507)            $40,337,675
----------------------------------------------------------------------------------------
UNITS (1.4%) *
----------------------------------------------------------------------------------------
Number Of Units                                                                   Value
 ........................................................................................
                     320    Advanced Radio Telecommunications
                            units 14s, 2007                                    $320,000
 ........................................................................................
                     840    Australis Media, Ltd. units
                            stepped-coupon zero % (14s 5/15/03),
                            2003 (Australia) (STP)                              604,800
 ........................................................................................
                      80    Celcaribe S.A. 144A units
                            stepped-coupon zero %
                            (13 1/2s, 3/15/98), 2004 (Colombia) (STP)         1,416,000
 ........................................................................................
                     370    Colt Telecommunications Group PLC
                            units stepped-coupon zero %
                            (12s, 12/15/01), 2006
                            (United Kingdom) (STP)                              240,500
 ........................................................................................
                     515    Diva Systems Corp. 144A units
                            stepped-coupon zero %
                            (13s, 5/15/01), 2006 (STP)                          316,081
 ........................................................................................
                     900    Fitzgerald Gaming Co. units 13s, 2002               720,000
 ........................................................................................
                     300    Globalstar L.P. Capital units 11 3/8s, 2004         300,750
 ........................................................................................
                     750    Health-O-Meter Product units 13s, 2002              802,500
 ........................................................................................
                      80    Hedstrom Holdings, Inc. units zero %
                            (12s, 6/01/02), 2009 (STP)                           47,600
 ........................................................................................
                   1,660    McCaw International Ltd. 144A units
                            stepped-coupon zero % (13s, 4/15/02),
                            2007 (STP)                                          805,100
 ........................................................................................
                     585    Orion Network Systems units zero %
                            (12 1/2s,1/15/02), 2007 (STP)                       355,388
 ........................................................................................
                     215    Paging Net Brazil Holding Co.LLC
                            144A units 13 1/2s, 2005 (Brazil)                   213,388
 ........................................................................................
                     330    Real Time Data 144A units
                            stepped-coupon zero %
                            (13 1/2s, 8/15/01), 2006 (STP)                      188,100
 ........................................................................................
                     325    Stone Container Corp. units sr. sub.
                            12 1/4s, 2002                                       331,500
 ........................................................................................
                     875    Wireless One, Inc. units stepped-coupon
                            zero % (13 1/2s, 8/1/01), 2006 (STP)                218,750
 ........................................................................................
                     420    XCL Ltd. units sr. sec. notes 13 1/2s, 2004         428,400
 ........................................................................................
                   2,800    XCL Ltd units cum. pfd 9.50%                        238,000
----------------------------------------------------------------------------------------
                            Total Units (cost $7,137,443)                    $7,546,857
----------------------------------------------------------------------------------------
PREFERRED STOCKS (2.6%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                   8,000    AmeriKing, Inc. $3.25 cum. pfd. (PIK)              $224,000
 ........................................................................................
                  19,285    Cablevision Systems Corp. Ser. M,
                            $11.125 dep. shs. cum. pfd. (PIK)                 1,947,785
 ........................................................................................
                  12,000    California Federal Bankcorp Inc. Ser. B,
                            $11.50 pfd.                                       1,344,000
 ........................................................................................
                   2,450    Capstar Broadcasting Inc.
                            144A $12.00 pfd.                                    246,225
 ........................................................................................
                  28,500    CGA Group Ltd. Ser. A, 144A Ser. A,
                            13.75% pfd. (PIK)                                   726,750
 ........................................................................................
                   4,790    Chancellor Radio Broadcasting
                            144A $12.00 pfd.                                    548,455
 ........................................................................................
                   6,390    Chevy Chase Capital Corp. Ser. A,
                            $5.188 pfd.                                         329,085
 ........................................................................................
                  11,360    Diva Systems Corp. Ser. C, $6.00 pfd.               100,820
 ........................................................................................
                   7,849    El Paso Electric Co. $11.40 cum. pfd (PIK)          883,013
 ........................................................................................
                  10,600    Fitzgerald Gaming Co. $3.75 pfd.                     53,000
 ........................................................................................
                     475    Fresenius Medical Care AG Ser. D,
                            $9.00 pfd. (Germany)                                484,500
 ........................................................................................
                      50    Grand Union Holdings 144A Ser. C,
                            $12.00 pfd. (acquired 11/5/93,
                            cost $5,775) (In Default) (RES) (NON)                     1
 ........................................................................................
                   1,553    ICG Holdings, Inc. 14.25% pfd. (Canada)           1,646,180
 ........................................................................................
                     530    Intermedia Communication
                            Ser. B, 13.50% pfd.                                 547,225
 ........................................................................................
                  40,000    Loewen Group, Inc. Ser. A, $2.36 pfd.             1,060,000
 ........................................................................................
                  13,113    Nextlink Communications, Inc.
                            144A $7.00 cum. pfd.                                678,598
 ........................................................................................
                     587    NTL Inc. 144A 13.00% pfd. (PIK)                     616,350
 ........................................................................................
                   3,950    Pantry Pride Inc. Ser. B, $14.875 pfd.              395,000
 ........................................................................................
                  40,000    Public Service Co. of New Hampshire
                            $2.65 1st mtge. pfd.                                990,124
 ........................................................................................
                   4,980    SFX Broadcasting, Inc. Ser. E,
                            $12.625 cum. pfd. (PIK)                             532,860
 ........................................................................................
                     815    Spanish Broadcasting Systems
                            144A 14.25% cum. pfd. (PIK)                         757,950
 ........................................................................................
                   3,950    Von Hoffman Corp.
                            144A 13.50% pfd.                                    112,970
----------------------------------------------------------------------------------------
                            Total Preferred Stocks
                            (cost $13,910,676)                              $14,224,891
----------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.7%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
                $650,000    Argosy Gaming cv. sub. notes 12s, 2001             $492,375
 ........................................................................................
                 500,000    Corporate Express, Inc. cv. notes
                            4 1/2s, 2000                                        443,750
 ........................................................................................
                 500,000    Exide Corp. 144A cv. sr. sub. notes
                            2.9s, 2005                                          308,125
 ........................................................................................
                 145,000    GST Telecommunications, Inc. cv. sr.
                            disc. notes stepped-coupon zero %
                            (13 7/8s, 12/15/00), 2005 (STP)                      91,350
 ........................................................................................
                 500,000    Integrated Device Technology, Inc. cv.
                            sub. notes 5 1/2s, 2002                             426,250
 ........................................................................................
                 170,000    National Semiconductor Corp. cv.
                            deb. 6 1/2s, 2002                                   175,950
 ........................................................................................
               1,000,000    NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000           910,000
 ........................................................................................
                 677,000    Pricellular Wireless Corp. 144A cv. sub.
                            notes stepped-coupon zero %
                            (10 3/4s, 8/15/00)2004 (STP)                        575,450
 ........................................................................................
                 260,000    VLSI Technology, Inc. cv. sub. notes
                            8 1/4s, 2005                                        260,650
 ........................................................................................
                 600,000    Winstar Communications. Inc.
                            144A cv. sr. disc. notes stepped-coupon
                            zero % (14s, 10/15/00), 2005 (STP)                  366,000
----------------------------------------------------------------------------------------
                            Total Convertible Bonds and Notes
                            (cost $3,779,182)                                $4,049,900
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.6%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $1,034,000    Chemical Master Credit Card Trust
                            Ser. 95-2, Class A, 6.23s, 2003                  $1,024,953
 ........................................................................................
                 525,000    Contimortgage Home Equity Loan
                            Trust Ser. 97-1, Class M2, 7.67s, 2025              530,332
 ........................................................................................
               1,965,000    Sears Credit Account Master Trust
                            Ser. 95-5, Class A, 6.05s, 2004                   1,903,594
----------------------------------------------------------------------------------------
                            Total Asset-Backed Securities
                            (cost $3,548,249)                                $3,458,879
----------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (0.4%) *
----------------------------------------------------------------------------------------
Contract                                            Expiration Date/
 ........................................................................................
Amount                                                  Strike Price              Value
 ........................................................................................
DEM           16,500,000    German Government
                            Bond Futures                   July 97 /
                            Contracts (Put)                96.75 DEM               $946
 ........................................................................................
JPY        2,000,000,000    Japanese Government
                            Bond futures                   Aug. 97 /
                            contracts (call)               118.0 JPY          1,065,502
 ........................................................................................
JPY        4,000,000,000    Japanese Government
                            Bond futures                   Aug. 97 /
                            contracts (call)               124.0 JPY            338,864
 ........................................................................................
USD           16,923,200    U.S. Dollars in
                            exchange for                   Aug. 97 /
                            Japanese Yen (call)           112.10 JPY            395,157
 ........................................................................................
USD           17,900,000    Call Option on US
                            Treasury Bond 6 5/8s,          July 97 /
                            2007                             $96.875            234,938
----------------------------------------------------------------------------------------
                            Total Purchased Options Outstanding
                            (cost $1,823,362)                                $2,035,407
----------------------------------------------------------------------------------------
COMMON STOCKS (0.4%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                     200    AmeriKing, Inc. (NON)                               $10,000
 ........................................................................................
                  14,720    CellNet Data Systems Inc. (NON)                     184,000
 ........................................................................................
                   9,224    Chesapeake Energy Corp.                              90,511
 ........................................................................................
                   8,403    Elsinore Corp. (NON)                                     84
 ........................................................................................
                   4,500    Exide Corp.                                          98,719
 ........................................................................................
                  41,976    Grand Union Co. (NON)                                94,446
 ........................................................................................
                      61    Premium Holdings (L.P.) 144A (NON)                      306
 ........................................................................................
                  52,810    PSF Holdings LLC Class A (NON)                    1,399,465
 ........................................................................................
                   6,200    Terex Corp. Rights expiration
                            date 5/15/02 (NON)                                   93,000
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $3,947,256)                                $1,970,531
----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
                $785,000    Federal National Mortgage Association
                            7s, March 18, 2027                                 $697,669
 ........................................................................................
               1,113,736    Rural Housing Trust Ser. 87-1, Class D,
                            6.33s, April 1, 2026                              1,089,958
----------------------------------------------------------------------------------------
                            Total Collateralized Mortgage
                            Obligations (cost $1,772,746)                    $1,787,627
----------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                   5,000    Granite Broadcasting $1.938 cv. pfd.               $250,000
 ........................................................................................
                  20,000    Kelly Oil & Gas Corp. $2.625 cv. pfd.               500,000
----------------------------------------------------------------------------------------
                            Total Convertible Preferred Stocks
                            (cost $805,625)                                    $750,000
----------------------------------------------------------------------------------------
WARRANTS (0.1%) * +
----------------------------------------------------------------------------------------
Number Of Warrants                                                     Date       Value
 ........................................................................................
                   5,000    Becker Gaming Corp. 144A               11/15/00         $50
 ........................................................................................
                   2,275    Capital Gaming International, Inc.       2/1/99          91
 ........................................................................................
                  28,500    CGA Group Ltd. 144A                      1/1/04         285
 ........................................................................................
                   1,100    Comunicacion Cellular 144A
                            (Colombia)                             11/15/03      60,500
 ........................................................................................
                     100    County Seat Holdings, Inc.             10/15/98           2
 ........................................................................................
                     375    Esat Holdings Warrant
                            (Ireland)                                1/1/04       7,500
 ........................................................................................
                     450    Fitzgerald Gaming Co. 144A              3/15/99          45
 ........................................................................................
                     450    Foamex (L.P.) Capital Corp.
                            144A                                     7/1/99       2,250
 ........................................................................................
                     750    Hyperion Telecommunications
                            144A                                    4/15/01      22,500
 ........................................................................................
                   5,181    Intelcom Group 144A                     9/15/05      67,353
 ........................................................................................
                     650    Interact Systems Inc.                   7/15/97         163
 ........................................................................................
                     400    Intermedia Communications
                            144A                                     6/1/00      16,000
 ........................................................................................
                     270    International Wireless
                            Communications Holdings                 8/15/01           3
 ........................................................................................
                     678    Louisiana Casino Cruises, Inc.
                            144A                                    12/1/98      33,900
 ........................................................................................
                   1,500    NEXTEL Communications Inc.               1/1/99          15
 ........................................................................................
                  12,665    Nextlink Communications, Inc.
                            144A                                     2/1/09         127
 ........................................................................................
                     460    Pagemart, Inc. 144A                    12/31/03       2,990
 ........................................................................................
                   2,000    Petracom Holdings, Inc.                  8/1/05      14,250
 ........................................................................................
                   4,194    President Riverboat Casinos, Inc.       9/30/99       2,097
 ........................................................................................
                     410    RSL Communications Ltd.
                            144A                                   11/15/06      10,250
 ........................................................................................
                   3,700    SDW Holdings Corp. 144A                  4/1/04      48,100
 ........................................................................................
                     415    Spanish Broadcasting Systems
                            144A                                    6/30/99      49,800
 ........................................................................................
                     235    Sterling Chemicals Holdings             8/15/08       8,225
 ........................................................................................
                      18    Telemedia Broadcasting Corp.             4/1/04      13,750
 ........................................................................................
                   2,880    UCC Investor Holding, Inc.             10/31/99      36,000
 ........................................................................................
                     500    Urohealth Systems Inc. 144A             4/10/04       2,500
----------------------------------------------------------------------------------------
                            Total Warrants (cost $514,375)                     $398,746
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.9%) * (cost $4,714,773)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $4,714,000    Interest in $293,634,000 joint
                            repurchase agreement dated
                            June 30, 1997 with UBS Securities
                            due July 1, 1997 with respect
                            to various U.S. Treasury
                            obligations - maturity value
                            of $4,714,773 for an effective
                            yield of 5.9%                                    $4,714,773
 ........................................................................................
                            Total Investments
                            (cost $539,717,659) ***                        $547,186,888
----------------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 1997 (Unaudited)
(aggregate face value $168,096,388)
----------------------------------------------------------------------------------------
                                                                              Unrealized
                            Market          Aggregate        Delivery      Appreciation/
                             Value         Face Value            Date     (Depreciation)
 ........................................................................................
Australian Dollars      $2,027,880         $2,101,341         09/17/97         $(73,461)
 ........................................................................................
Canadian Dollars        14,432,862         14,500,273         09/17/97          (67,411)
 ........................................................................................
Deutschemarks           54,367,224         54,976,697         09/17/97         (609,473)
 ........................................................................................
French Franc            14,124,989         14,251,292         09/17/97         (126,303)
 ........................................................................................
Italian Lira             8,969,090          8,972,534         09/17/97           (3,444)
 ........................................................................................
Japanese Yen            57,690,535         59,122,625         09/17/97       (1,432,090)
 ........................................................................................
Polish Zloty             1,574,246          1,609,382         06/05/97          (35,136)
 ........................................................................................
Spanish Peseta           4,750,169          4,881,819         09/17/97         (131,650)
 ........................................................................................
Swiss Franc              2,844,933          2,962,210         09/17/97         (117,277)
 ........................................................................................
Swedish Krona            4,605,288          4,718,215         09/17/97         (112,927)
----------------------------------------------------------------------------------------
                                                                            $(2,709,172)
----------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 1997 (Unaudited)
(aggregate face value $106,311,946)
----------------------------------------------------------------------------------------
                                                                              Unrealized
                            Market          Aggregate         Delivery     Appreciation/
                             Value         Face Value             Date    (Depreciation)
 ........................................................................................
Australian Dollars      $7,711,962         $7,753,928         09/17/97          $41,966
 ........................................................................................
British Pounds          19,231,824         18,877,954         09/17/97         (353,870)
 ........................................................................................
Danish Krone               529,335            536,191         09/17/97            6,856
 ........................................................................................
Deutschemarks           45,216,669         45,749,021         09/17/97          532,322
 ........................................................................................
Deutschemarks              289,311            294,359         06/05/98            5,048
 ........................................................................................
Italian Lira            10,891,151         11,097,025         09/17/97          205,874
 ........................................................................................
Japanese Yen             6,329,784          6,432,217         09/17/97          102,433
 ........................................................................................
Spanish Peseta           8,723,572          8,807,683         07/09/97           84,111
 ........................................................................................
Swedish Krona            3,718,519          3,812,037         09/17/97           93,518
 ........................................................................................
Swiss Franc              2,892,988          2,951,531         09/17/97           58,543
----------------------------------------------------------------------------------------
                                                                               $776,801
----------------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30,1997 (Unaudited)
----------------------------------------------------------------------------------------
                             Total         Aggregate     Expiration          Unrealized
                             Value        Face Value           Date        Appreciation
 ........................................................................................
Sep 97 10yr
T-note Future
(Short)                $19,201,750       $19,253,569         9/9/97             $51,819
----------------------------------------------------------------------------------------

Written Options Outstanding at June 30, 1997 (Unaudited)
(premium received $129,886)
----------------------------------------------------------------------------------------
Contract                                          Expiration Date/               Market
Amount                                                Strike Price                Value
 ........................................................................................
$8,461,600            U.S. Dollars in exchange           Aug. 97 /
                      for Japanese Yen (put)             JPY 109.1              $36,808
----------------------------------------------------------------------------------------

TBA Commitments Outstanding at June 30, 1997 (Unaudited)
(proceeds receivable $3,306,450)
----------------------------------------------------------------------------------------
                   Principal         Delivery            Coupon                  Market
                      Amount            Month              Rate                   Value
 ........................................................................................
FMNA              $3,292,000             July              7.50%             $3,297,172
----------------------------------------------------------------------------------------

Diversification by Country
----------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1997:
(as percentage of Market Value)
----------------------------------------------------------------------------------------
Argentina                                                                           2.0%
 ........................................................................................
Australia                                                                           1.9
 ........................................................................................
Brazil                                                                              1.9
 ........................................................................................
Canada                                                                              1.7
 ........................................................................................
Denmark                                                                             1.0
 ........................................................................................
France                                                                              1.3
 ........................................................................................
Germany                                                                             4.6
 ........................................................................................
Italy                                                                               3.1
 ........................................................................................
Mexico                                                                              3.0
 ........................................................................................
Spain                                                                               2.3
 ........................................................................................
United Kingdom                                                                      7.4
 ........................................................................................
United States                                                                      66.2
 ........................................................................................
Other                                                                               3.6
----------------------------------------------------------------------------------------
Total                                                                             100.0%
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT Global Asset Allocation Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS  (61.3%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
Advertising  (0.1%)
 ........................................................................................
                   8,000    Lamar Advertising Co. (NON)                        $204,000
 ........................................................................................
                   4,200    Outdoor Systems, Inc. (NON)                         160,650
 ........................................................................................
                   6,000    Universal Outdoor Holdings, Inc. (NON)              209,250
----------------------------------------------------------------------------------------
                                                                                573,900
----------------------------------------------------------------------------------------
Aerospace and Defense  (0.9%)
 ........................................................................................
                  37,900    Boeing Co.                                        2,011,069
 ........................................................................................
                  22,990    Northrop Grumman Corp.                            2,018,809
 ........................................................................................
                  12,150    REMEC, Inc. (NON)                                   285,525
 ........................................................................................
                  46,293    Smiths Industries PLC  (United Kingdom)             592,900
 ........................................................................................
                  42,800    Textron, Inc.                                     2,840,850
----------------------------------------------------------------------------------------
                                                                              7,749,153
----------------------------------------------------------------------------------------
Automotive  (1.5%)
 ........................................................................................
                   1,800    Bayerische Motoren Werke (BMW)
                            AG  (Germany)                                     1,489,762
 ........................................................................................
                  20,000    Bridgestone Corp.  (Japan)                          464,629
 ........................................................................................
                  16,500    Budget Group, Inc.  (Japan) (NON)                   569,250
 ........................................................................................
                  42,690    Dana Corp.                                        1,622,220
 ........................................................................................
                  16,000    Edaran Otomobil Nasional Berhad
                            (Malaysia) (NON)                                    136,265
 ........................................................................................
                  51,035    Ford Motor Co.                                    1,926,571
 ........................................................................................
                  42,400    General Motors Corp.                              2,361,150
 ........................................................................................
                  28,470    Goodyear Tire & Rubber Co. (The)                  1,802,507
 ........................................................................................
                  30,770    Lear Corp. (NON)                                  1,365,419
 ........................................................................................
                  10,700    Magna International, Inc. Class A,
                            (Canada)                                            644,006
 ........................................................................................
                  17,210    Michelin Corp. Class B,  (France)                 1,033,684
----------------------------------------------------------------------------------------
                                                                             13,415,463
----------------------------------------------------------------------------------------
Basic Industrial Products  (1.8%)
 ........................................................................................
                   6,400    Ade Corp. (NON)                                     190,400
 ........................................................................................
                 114,300    Alfa S.A. de C.V. Class A,  (Mexico)                781,514
 ........................................................................................
                  25,200    American Standard Companies, Inc. (NON)           1,127,700
 ........................................................................................
                  39,080    Cooper Industries, Inc.                           1,944,230
 ........................................................................................
                  29,000    Daikin Industries Ltd.  (Japan)                     263,406
 ........................................................................................
                  30,190    General Signal Corp.                              1,317,039
 ........................................................................................
                  39,510    Minnesota Mining & Manufacturing Co.              4,030,020
 ........................................................................................
                  83,000    Mitsui Fudoscan Co., Ltd.  (Japan)                  797,380
 ........................................................................................
                  81,600    New Holland N.V.  (Netherlands) (NON)             2,233,800
 ........................................................................................
                  67,480    Owens-Illinois, Inc. (NON)                        2,091,880
 ........................................................................................
                   1,040    Rieter Holding AG  (Switzerland)                    406,489
 ........................................................................................
                   4,200    Sandvik AB  (Sweden)                                119,518
 ........................................................................................
                  31,680    Sandvik AB Class B,  (Sweden)                       901,505
----------------------------------------------------------------------------------------
                                                                             16,204,881
----------------------------------------------------------------------------------------
Broadcasting  (0.2%)
 ........................................................................................
                  10,500    Evergreen Media Corp. Class A (NON)                 468,563
 ........................................................................................
                  11,500    Granite Broadcasting Corp. (NON)                    117,875
 ........................................................................................
                   7,000    Heftel Broadcasting Corp. Class A (NON)             386,750
 ........................................................................................
                   9,460    SAGA Communications Inc. Class A (NON)              175,010
 ........................................................................................
                   4,100    SFX Broadcasting, Inc. Class A (NON)                172,969
 ........................................................................................
                   2,310    Sinclair Broadcast Group, Inc. Class A (NON)         71,321
----------------------------------------------------------------------------------------
                                                                              1,392,488
----------------------------------------------------------------------------------------
Building and Construction  (1.1%)
 ........................................................................................
                  25,950    Armstrong World Industries, Inc.                  1,904,081
 ........................................................................................
                   8,300    Barnett, Inc. (NON)                                 203,350
 ........................................................................................
                 131,800    Cemex S.A. de C.V.  (Mexico)                        565,308
 ........................................................................................
                 103,742    CRH PLC  (Ireland)                                1,085,887
 ........................................................................................
                  15,000    Lafarge Coppee  (France)                            933,112
 ........................................................................................
                  54,650    Masco Corp.                                       2,281,638
 ........................................................................................
                  46,600    Sherwin Williams Co.                              1,438,775
 ........................................................................................
                  89,000    Sungei Way Holdings Berhad  (Malaysia)              167,811
 ........................................................................................
                   1,400    Terex Corp. Rights 144A
                            (expiration date 5/15/00) (NON)                      21,000
 ........................................................................................
                   6,405    VA Technolgies AG  (Austria)                      1,172,609
 ........................................................................................
                   5,500    Watsco, Inc.                                        137,500
----------------------------------------------------------------------------------------
                                                                              9,911,071
----------------------------------------------------------------------------------------
Business Equipment and Services  (2.0%)
 ........................................................................................
                   3,200    Caribiner Intl., Inc. (NON)                         104,400
 ........................................................................................
                   4,450    Corestaff, Inc. (NON)                               120,150
 ........................................................................................
                  11,000    CORT Business Services Corp. (NON)                  324,500
 ........................................................................................
                  49,000    Dai Nippon Printing Co., Ltd.  (Japan)            1,108,384
 ........................................................................................
                   7,200    Data Processing Resources Corp.  (NON)              168,300
 ........................................................................................
                   7,400    Encad, Inc. (NON)                                   307,100
 ........................................................................................
                   5,800    F.Y.I., Inc. (NON)                                  139,200
 ........................................................................................
                  35,984    HBO & Co.                                         2,478,398
 ........................................................................................
                  42,510    Hewlett-Packard Co.                               2,380,560
 ........................................................................................
                  47,680    IBM Corp.                                         4,300,140
 ........................................................................................
                   7,400    Lason Holdings, Inc. (NON)                          208,125
 ........................................................................................
                   4,000    Metzler Group, Inc. (NON)                           131,000
 ........................................................................................
                   8,900    NCO Group, Inc. (NON)                               261,438
 ........................................................................................
                   2,800    Pierce Leahy Corp. (NON)                             50,400
 ........................................................................................
                  12,700    PMT Services, Inc. (NON)                            193,675
 ........................................................................................
                   8,800    Rental Service Corp. (NON)                          231,000
 ........................................................................................
                  74,227    Securicor PLC (United Kingdom)                      352,099
 ........................................................................................
                   6,800    Staff Leasing, Inc. (NON)                           127,500
 ........................................................................................
                   2,800    The Registry, Inc. (NON)                            128,800
 ........................................................................................
                  56,010    Xerox Corp.                                       4,417,789
----------------------------------------------------------------------------------------
                                                                             17,532,958
----------------------------------------------------------------------------------------
Chemicals  (2.1%)
 ........................................................................................
                   7,030    Akzo-Nobel N.V.  (Netherlands)                      964,143
 ........................................................................................
                  31,725    Bayer AG ADR  (Germany)                           1,219,506
 ........................................................................................
                  10,466    Ciba Specialty Chemicals AG
                            (Switzerland) (NON)                                 967,150
 ........................................................................................
                  81,218    du Pont (E.I.) de Nemours & Co., Ltd.             5,106,582
 ........................................................................................
                  31,980    Eastman Chemical Co.                              2,030,730
 ........................................................................................
                  28,460    Hercules, Inc.                                    1,362,523
 ........................................................................................
                  54,200    Praxair, Inc.                                     3,035,200
 ........................................................................................
                  37,000    Sekisui Chemical Co. Ltd.  (Japan)                  374,847
 ........................................................................................
                  53,000    Shin-Etsu Chemical Co.  (Japan)                   1,407,161
 ........................................................................................
                  65,620    Witco Chemical Corp.                              2,489,459
----------------------------------------------------------------------------------------
                                                                             18,957,301
----------------------------------------------------------------------------------------
Communications and Technology  (-%)
 ........................................................................................
                   7,200    Powerwave Technologies, Inc.                        162,000
----------------------------------------------------------------------------------------
Computer Equipment  (-%)
 ........................................................................................
                  14,300    PMC - Sierra, Inc. (NON)                            375,375
 ........................................................................................
                   3,800    PRI Automation, Inc. (NON)                          144,163
----------------------------------------------------------------------------------------
                                                                                519,538
----------------------------------------------------------------------------------------
Computer Services and Software  (3.6%)
 ........................................................................................
                   7,200    Analysts International Corp.                        241,200
 ........................................................................................
                     600    Aris Corp. (NON)                                     13,125
 ........................................................................................
                   3,000    Aspect Development, Inc. (NON)                       78,188
 ........................................................................................
                  48,600    BMC Software, Inc. (NON)                          2,691,225
 ........................................................................................
                   6,700    BTG, Inc. (NON)                                     100,500
 ........................................................................................
                   5,200    Claremont Technology Group, Inc. (NON)              123,500
 ........................................................................................
                  22,400    Compaq Computer Corp. (NON)                       2,223,200
 ........................................................................................
                  94,415    Computer Associates Intl., Inc.                   5,257,735
 ........................................................................................
                  16,313    Computer Horizons Corp. (NON)                       558,703
 ........................................................................................
                  17,400    Computer Learning Centers, Inc. (NON)               730,800
 ........................................................................................
                  10,000    Computer Task Group, Inc.                           372,500
 ........................................................................................
                  12,700    Cotelligent Group, Inc. (NON)                       174,625
 ........................................................................................
                   8,900    Dell Computer Corp. (NON)                         1,045,194
 ........................................................................................
                  18,000    Discreet Logic, Inc. (NON)                          297,000
 ........................................................................................
                  54,200    EMC Corp. (NON)                                   2,113,800
 ........................................................................................
                   5,400    Harbinger Corp. (NON)                               151,200
 ........................................................................................
                   3,310    Information Management
                            Resources, Inc. (NON)                               150,605
 ........................................................................................
                  10,550    Keane, Inc. (NON)                                   548,600
 ........................................................................................
                  49,600    Microsoft Corp. (NON)                             6,268,200
 ........................................................................................
                   8,000    National TechTeam, Inc. (NON)                       171,000
 ........................................................................................
                  52,190    NCR Corp. (NON)                                   1,552,653
 ........................................................................................
                  40,200    Parametric Technology Corp. (NON)                 1,711,013
 ........................................................................................
                  54,800    PeopleSoft, Inc. (NON)                            2,890,700
 ........................................................................................
                  10,000    Peregrine Systems, Inc. (NON)                       153,750
 ........................................................................................
                   8,700    Raptor Systems, Inc. (NON)                           97,331
 ........................................................................................
                   7,200    Renaissance Solutions, Inc. (NON)                   266,400
 ........................................................................................
                  10,650    Splash Technology Holdings, Inc. (NON)              384,731
 ........................................................................................
                   7,600    SPSS, Inc. (NON)                                    220,400
 ........................................................................................
                   7,700    Summit Design, Inc. (NON)                            62,563
 ........................................................................................
                   6,600    Sykes Enterprises, Inc. (NON)                       171,600
 ........................................................................................
                  14,850    Technology Solutions Co. (NON)                      586,575
 ........................................................................................
                  16,500    VideoServer, Inc. (NON)                             218,625
----------------------------------------------------------------------------------------
                                                                             31,627,241
----------------------------------------------------------------------------------------
Conglomerates  (1.4%)
 ........................................................................................
                  30,790    General Motors Corp. Class H                      1,778,123
 ........................................................................................
                  98,000    Hutchison Whampoa, Ltd.  (Hong Kong)                847,609
 ........................................................................................
                     954    Jardine Matheson Holdings Ltd.
                            (Singapore)                                           6,773
 ........................................................................................
                  35,580    Tenneco, Inc.                                    $1,607,771
 ........................................................................................
                 135,140    Tomkins PLC  (United Kingdom)                       584,810
 ........................................................................................
                  48,555    TRW, Inc.                                         2,758,531
 ........................................................................................
                  54,915    United Technologies Corp.                         4,557,945
----------------------------------------------------------------------------------------
                                                                             12,141,562
----------------------------------------------------------------------------------------
Consumer Durable Goods  (0.3%)
 ........................................................................................
                   8,664    Electrolux AB  (Sweden)                             626,760
 ........................................................................................
                   6,200    Racing Champions Corp. (NON)                         96,100
 ........................................................................................
                  30,370    Whirlpool Corp.                                   1,657,063
----------------------------------------------------------------------------------------
                                                                              2,379,923
----------------------------------------------------------------------------------------
Consumer Non Durables  (3.0%)
 ........................................................................................
                   3,400    800-JR CIGAR, Inc. (NON)                             70,550
 ........................................................................................
                  25,200    Avon Products, Inc.                               1,778,175
 ........................................................................................
                 157,989    B A T Industries PLC  (United Kingdom)            1,413,393
 ........................................................................................
                  11,400    Blyth Industries, Inc. (NON)                        384,750
 ........................................................................................
                  30,600    Colgate-Palmolive Co.                             1,996,650
 ........................................................................................
                  13,500    French Fragrances Inc. (NON)                        124,875
 ........................................................................................
                  44,290    Gallaher Group PLC
                            (United Kingdom) (NON)                              816,597
 ........................................................................................
                  82,000    KAO Corp.  (Japan)                                1,138,689
 ........................................................................................
                  74,460    Kimberly-Clark Corp.                              3,704,385
 ........................................................................................
                  33,600    Liz Claiborne, Inc.                               1,566,600
 ........................................................................................
                  25,000    Onward Kashiyama Co., Ltd.  (Japan)                 414,847
 ........................................................................................
                  58,770    Philip Morris Cos., Inc.                          2,607,919
 ........................................................................................
                  34,600    Procter & Gamble Co.                              4,887,250
 ........................................................................................
                  45,360    RJR Nabisco Holdings Corp.                        1,496,880
 ........................................................................................
                  14,700    St. John Knits, Inc.                                793,800
 ........................................................................................
                  37,100    Svenska Cellulosa AB Class B,  (Sweden)             791,204
 ........................................................................................
                  59,750    Tupperware Corp.                                  2,180,875
 ........................................................................................
                   4,210    Unilever N.V.  (Netherlands)                        886,903
----------------------------------------------------------------------------------------
                                                                             27,054,342
----------------------------------------------------------------------------------------
Consumer Products  (0.8%)
 ........................................................................................
                  15,900    Clorox Co.                                        2,098,800
 ........................................................................................
                  44,290    Fortune Brands, Inc.                              1,652,571
 ........................................................................................
                   4,900    General Cigar Holdings, Inc. (NON)                  144,244
 ........................................................................................
                  27,900    Gillette Co.                                      2,643,525
 ........................................................................................
                  11,500    Home Products International, Inc. (NON)             113,563
 ........................................................................................
                   9,100    Weider Nutrition International, Inc.                144,463
----------------------------------------------------------------------------------------
                                                                              6,797,166
----------------------------------------------------------------------------------------
Consumer Services  (0.7%)
 ........................................................................................
                     130    AmeriKing, Inc. (NON)                                 6,500
 ........................................................................................
                   9,142    Extended Stay America, Inc. (NON)                   143,987
 ........................................................................................
                  10,400    Fine Host Corp. (NON)                               327,600
 ........................................................................................
                   2,700    Learning Tree International, Inc. (NON)             119,813
 ........................................................................................
                  42,600    Marriott International, Inc.                      2,614,575
 ........................................................................................
                   5,600    Morton's Restaurant Group, Inc. (NON)               111,300
 ........................................................................................
                   7,175    On Assignment, Inc. (NON)                           279,825
 ........................................................................................
                   7,800    Penn National Gaming Inc. (NON)                     116,025
 ........................................................................................
                   4,200    PJ  America Inc. (NON)                               71,400
 ........................................................................................
                  22,400    Prime Hospitality Corp. (NON)                       442,400
 ........................................................................................
                     700    Rainforest Cafe, Inc. (NON)                          17,763
 ........................................................................................
                  33,400    Service Corp. International                       1,098,025
 ........................................................................................
                  10,550    Stewart Enterprises, Inc. Class A                   443,100
 ........................................................................................
                   8,900    Strayer Education, Inc. (NON)                       338,200
 ........................................................................................
                   5,625    Young Broadcasting Corp. Class A (NON)              182,813
----------------------------------------------------------------------------------------
                                                                              6,313,326
----------------------------------------------------------------------------------------
Education  (-%)
 ........................................................................................
                   5,000    Education Management Corp.                          130,000
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment  (5.8%)
 ........................................................................................
                     500    ABB AG  (Switzerland)                               756,383
 ........................................................................................
                  14,531    ABB AB Class A,  (Sweden)                           204,397
 ........................................................................................
                  10,500    Act Manufacturing, Inc. (NON)                       438,375
 ........................................................................................
                  15,700    Advanced Lighting Technologies, Inc. (NON)          396,425
 ........................................................................................
                   3,000    ANADIGICS, Inc. (NON)                                93,000
 ........................................................................................
                  24,000    Applied Materials, Inc. (NON)                     1,699,500
 ........................................................................................
                   3,200    Benchmarq Microelectronics, Inc. (NON)               55,200
 ........................................................................................
                  12,200    C.P. Clare Corp. (NON)                              192,150
 ........................................................................................
                   7,350    CFM Technologies, Inc. (NON)                        240,713
 ........................................................................................
                   3,900    Chicago Miniature Lamp, Inc. (NON)                   97,013
 ........................................................................................
                  18,700    Computer Products, Inc. (NON)                       467,500
 ........................................................................................
                  13,686    Credence Systems Corp. (NON)                        409,725
 ........................................................................................
                  15,286    Delaware Global Technologies Corp. (NON)            129,931
 ........................................................................................
                  17,980    Eaton Corp.                                       1,569,879
 ........................................................................................
                  17,800    Elexsys International, Inc. (NON)                   298,150
 ........................................................................................
                   9,020    Flextronics International Ltd. (NON)                243,540
 ........................................................................................
                 103,200    General Electric Co.                              6,746,700
 ........................................................................................
                 143,000    General Electric Co. PLC
                            (United Kingdom)                                    854,463
 ........................................................................................
                   6,900    Hadco Corp. (NON)                                   451,950
 ........................................................................................
                   2,700    Helix Technology Corp.                              109,350
 ........................................................................................
                   7,000    Hirose Electric Co. Ltd.  (Japan)                   480,524
 ........................................................................................
                  55,200    Honeywell, Inc.                                   4,188,300
 ........................................................................................
                  10,500    Integrated Circuit Systems, Inc. (NON)              238,219
 ........................................................................................
                  23,955    Intel Corp.                                       3,397,118
 ........................................................................................
                   1,900    Jabil Circuit, Inc. (NON)                           159,363
 ........................................................................................
                   5,700    JPM Co. (NON)                                       203,063
 ........................................................................................
                   3,800    Level One Communications, Inc. (NON)                146,063
 ........................................................................................
                  89,000    Matsuo Electric  (Japan)                          1,010,480
 ........................................................................................
                   4,000    Micrel, Inc. (NON)                                  204,000
 ........................................................................................
                   9,700    Micro Linear Corp. (NON)                            101,850
 ........................................................................................
                  16,600    Molins PLC  (United Kingdom)                        140,908
 ........................................................................................
                  79,150    Motorola, Inc.                                    6,015,400
 ........................................................................................
                  11,000    Murata Manufacturing Co.  (Japan)                   438,078
 ........................................................................................
                  90,000    NEC Corp.  (Japan)                                1,257,641
 ........................................................................................
                  20,000    Nippondenso Co., Ltd.  (Japan)                      478,602
 ........................................................................................
                  49,000    Omron Corp.  (Japan)                              1,039,912
 ........................................................................................
                  24,450    Philips Electronics N.V.  (Netherlands)           1,752,661
 ........................................................................................
                   2,700    Photronics, Inc. (NON)                              128,925
 ........................................................................................
                  26,710    Rockwell International Corp. (NON)                1,575,890
 ........................................................................................
                  11,000    Rohm Co. Ltd.  (Japan)                            1,133,624
 ........................................................................................
                   7,750    Sanmina Corp. (NON)                                 492,125
 ........................................................................................
                  12,000    SDL, Inc. (NON)                                     229,500
 ........................................................................................
                  18,900    SGS-Thomson Microelectronics
                            ADR  (France) (NON)                               1,512,000
 ........................................................................................
                  15,000    Sony Corp.  (Japan)                               1,308,733
 ........................................................................................
                   6,000    TDK Corp.  (Japan)                                  440,698
 ........................................................................................
                  17,815    Texas Instruments, Inc.                           1,497,573
 ........................................................................................
                  14,000    Tokyo Electron Ltd.  (Japan)                        670,043
 ........................................................................................
                  47,800    Tyco International Ltd.                           3,325,088
 ........................................................................................
                   9,700    Ultratech Stepper, Inc. (NON)                       221,888
 ........................................................................................
                   1,800    Uniphase Corp. (NON)                                104,850
 ........................................................................................
                   1,900    Veeco Instruments, Inc. (NON)                        73,625
 ........................................................................................
                  71,100    Westinghouse Electric Corp.                       1,644,188
----------------------------------------------------------------------------------------
                                                                             51,065,276
----------------------------------------------------------------------------------------
Energy-Related  (0.1%)
 ........................................................................................
                  13,500    IHC Caland N.V.  (Netherlands) (NON)                738,529
----------------------------------------------------------------------------------------
Entertainment  (0.5%)
 ........................................................................................
                  17,400    Carnival Corp. Class A                              717,750
 ........................................................................................
                  38,000    Disney (Walt) Productions, Inc.                   3,049,500
 ........................................................................................
                   6,500    Penske Motorsports, Inc. (NON)                      213,688
 ........................................................................................
                  11,600    Signature Resorts, Inc. (NON)                       400,925
----------------------------------------------------------------------------------------
                                                                              4,381,863
----------------------------------------------------------------------------------------
Environmental Control  (0.4%)
 ........................................................................................
                   6,500    Compagnie Generale des Eaux  (France)               833,035
 ........................................................................................
                   8,000    Cuno Inc. (NON)                                     134,000
 ........................................................................................
                   4,700    Memtec Ltd. ADR  (Australia)                        126,900
 ........................................................................................
                  42,500    Republic Industries, Inc. (NON)                   1,057,188
 ........................................................................................
                   9,600    Superior Services, Inc. (NON)                       228,000
 ........................................................................................
                  31,215    Waste Management, Inc. (NON)                      1,002,782
 ........................................................................................
                   6,200    Waterlink, Inc. (NON)                                80,600
----------------------------------------------------------------------------------------
                                                                              3,462,505
----------------------------------------------------------------------------------------
Food and Beverages  (2.1%)
 ........................................................................................
                  31,915    Anheuser-Busch Cos., Inc.                         1,338,435
 ........................................................................................
                  39,900    Campbell Soup Co.                                 1,995,000
 ........................................................................................
                  37,500    Coca-Cola Co.                                     2,531,250
 ........................................................................................
                  34,600    ConAgra, Inc.                                     2,218,725
 ........................................................................................
                  63,700    Fomento Economico Mexicano, S.A.
                            de C.V. Class B,  (Mexico) (NON)                    380,095
 ........................................................................................
                  29,450    General Mills, Inc.                               1,917,931
 ........................................................................................
                 313,500    Goodman Fielder Ltd.  (Australia)                   460,633
 ........................................................................................
                 142,458    Greencore Group PLC  (Ireland)                      700,316
 ........................................................................................
                   1,110    Nestle S.A.  (Switzerland) (NON)                  1,463,386
 ........................................................................................
                  88,750    Sara Lee Corp.                                    3,694,219
 ........................................................................................
                  64,820    Whitman Corp.                                     1,555,680
----------------------------------------------------------------------------------------
                                                                             18,255,670
----------------------------------------------------------------------------------------
Funeral/Cemetery Services  (-%)
 ........................................................................................
                   2,900    Carriage Services, Inc. (NON)                        63,075
 ........................................................................................
                  13,150    Equity Corporation International (NON)              318,066
----------------------------------------------------------------------------------------
                                                                                381,141
----------------------------------------------------------------------------------------
Health Care  (0.9%)
 ........................................................................................
                   9,637    American HomePatient, Inc. (NON)                    240,925
 ........................................................................................
                  43,550    Cardinal Health, Inc.                             2,493,238
 ........................................................................................
                   6,850    Compdent Corp. (NON)                                144,278
 ........................................................................................
                 103,200    HEALTHSOUTH Corp. (NON)                           2,573,550
 ........................................................................................
                   5,900    IMPATH, Inc. (NON)                                  160,775
 ........................................................................................
                   4,600    NCS HealthCare, Inc. Class A (NON)                  139,725
 ........................................................................................
                  25,500    Oxford Health Plans Inc.  (NON)                   1,829,625
 ........................................................................................
                   2,500    Pediatrix Medical Group, Inc. (NON)                 114,531
 ........................................................................................
                   4,307    Renal Care Group, Inc. (NON)                        179,548
----------------------------------------------------------------------------------------
                                                                              7,876,195
----------------------------------------------------------------------------------------
Hospital Management and Medical Services  (0.1%)
 ........................................................................................
                   4,975    CRA Managed Care, Inc. (NON)                        259,633
 ........................................................................................
                   6,750    National Surgery Centers, Inc. (NON)                238,781
 ........................................................................................
                  10,800    ProMedCo Management Co. (NON)                        91,800
----------------------------------------------------------------------------------------
                                                                                590,214
----------------------------------------------------------------------------------------
Information Systems  (-%)
 ........................................................................................
                     900    RWD Technologies, Inc. (NON)                         15,525
----------------------------------------------------------------------------------------
Insurance and Finance  (10.8%)
 ........................................................................................
                  50,014    ABN AMRO Holding N.V.
                            (Netherlands) (NON)                                 933,268
 ........................................................................................
                  46,900    Ahmanson (H.F.) & Co.                             2,016,700
 ........................................................................................
                 124,927    Allied Irish Banks PLC  (Ireland)                   958,523
 ........................................................................................
                  63,300    American Express Co.                              4,715,850
 ........................................................................................
                  45,090    American General Corp.                            2,153,048
 ........................................................................................
                  22,800    American International Group, Inc.                3,405,750
 ........................................................................................
                   3,600    AmeriTrade Holding Corp. Class A (NON)               56,700
 ........................................................................................
                  47,130    AON Corp.                                         2,438,978
 ........................................................................................
                     360    Baer Holdings AG  (Switzerland)                     550,756
 ........................................................................................
                  93,700    Banc One Corp.                                    4,538,594
 ........................................................................................
                  19,573    Banco Frances del Rio de la Plata
                            S.A. ADR  (Argentina)                               211,997
 ........................................................................................
                  68,550    Bank of Ireland  (Ireland)                          751,746
 ........................................................................................
                  11,500    Bank of Nova Scotia  (Canada)                       503,984
 ........................................................................................
                  74,200    BankAmerica Corp.                                 4,790,538
 ........................................................................................
                   2,900    BankBoston Corp.                                    208,981
 ........................................................................................
                  22,360    Bankers Trust New York Corp.(CUS)                 1,945,320
 ........................................................................................
                  57,700    Barnett Banks, Inc.                               3,029,250
 ........................................................................................
                  15,290    Beneficial Corp.                                  1,086,546
 ........................................................................................
                   3,300    Cetelem Group  (France)                             415,063
 ........................................................................................
                   4,620    CIGNA Corp.                                         820,050
 ........................................................................................
                  44,200    Citicorp                                          5,328,863
 ........................................................................................
                  24,000    Comerica, Inc.                                    1,632,000
 ........................................................................................
                  38,000    Commonwealth Bank of Australia
                            (Installment Shares)  (Australia)                   458,128
 ........................................................................................
                  21,800    Commonwealth Bank of Australia
                            (Installment Shares)  (Australia)                   191,284
 ........................................................................................
                   7,750    Concord EFS, Inc. (NON)                             200,531
 ........................................................................................
                  64,600    Conseco Inc.                                      2,390,200
 ........................................................................................
                   7,220    Credit Locale de France S.A.  (France)              702,892
 ........................................................................................
                  82,000    Dao Heng Bank Group Ltd.
                            (Hong Kong)                                         448,822
 ........................................................................................
                  30,000    Development Bank of Singapore Ltd.
                            (Singapore)                                         377,834
 ........................................................................................
                  27,800    Dresdner Bank AG  (Germany) (NON)                   961,991
 ........................................................................................
                  10,520    First Tennessee National Corp.                      504,960
 ........................................................................................
                  43,427    Fleet Financial Group, Inc.                       2,746,758
 ........................................................................................
                  28,500    Franklin Resources, Inc.                          2,068,031
 ........................................................................................
                  68,800    Guoco Group Ltd. (Hong Kong)                        362,362
 ........................................................................................
                   8,350    HCC Insurance Holdings, Inc.                        222,841
 ........................................................................................
                  16,700    Healthcare Recoveries, Inc.                         323,563
 ........................................................................................
                  50,061    HSBC Holdings PLC  (United Kingdom)               1,505,740
 ........................................................................................
                  16,560    Huntington Bancshares, Inc.                         486,450
 ........................................................................................
                  26,467    Internationale Nederlanden Groep
                            (Netherlands)                                     1,221,201
 ........................................................................................
                  31,900    KeyCorp                                           1,782,413
 ........................................................................................
                  31,000    Malayan Banking Berhad  (Malaysia)                  325,411
 ........................................................................................
                  90,775    MBNA Corp.                                        3,324,634
 ........................................................................................
                  24,800    Mellon Bank Corp. (CUS)                           1,119,100
 ........................................................................................
                  13,710    Mercantile Bancorpation, Inc.                       832,883
 ........................................................................................
                   5,460    Metris Companies Inc. (NON)                         179,156
 ........................................................................................
                  24,000    MGIC Investment Corp.                             1,150,500
 ........................................................................................
                  35,445    Morgan (J.P.) & Co., Inc.                         3,699,572
 ........................................................................................
                  77,900    Norwich Union PLC 144A
                            (United Kingdom) (NON)                              413,605
 ........................................................................................
                  10,280    Old Kent Financial Corp.                            555,093
 ........................................................................................
                  87,220    PNC Bank Corp.                                    3,630,533
 ........................................................................................
                   2,000    Promise Co. Ltd.  (Japan)                           114,585
 ........................................................................................
                  22,840    Regions Financial Corp.                             722,315
 ........................................................................................
                   6,300    Reinsurance Group America, Inc.                     362,250
 ........................................................................................
                  25,870    Salomon, Inc.                                     1,439,019
 ........................................................................................
                   5,810    Skandia Forsakrings AB  (Sweden)                    214,669
 ........................................................................................
                  19,900    Summit Bancorp                                      997,488
 ........................................................................................
                     904    Swiss Reinsurance Co.  (Switzerland)              1,277,815
 ........................................................................................
                  73,732    Travelers Group Inc.                              4,649,724
 ........................................................................................
                  20,335    Union Planters Corp.                              1,054,878
 ........................................................................................
                   1,226    United Bank of Switzerland
                            (Switzerland)                                     1,401,479
 ........................................................................................
                  43,000    United Overseas Bank Ltd.
                            (Singapore) (NON)                                   442,275
 ........................................................................................
                 103,350    USF&G Corp.                                       2,480,400
 ........................................................................................
                  81,200    Washington Mutual, Inc.                           4,851,700
 ........................................................................................
                 171,000    Westpac Banking Corp.  (Australia) (NON)          1,026,923
----------------------------------------------------------------------------------------
                                                                             95,714,513
----------------------------------------------------------------------------------------
Medical Supplies and Devices  (0.7%)
 ........................................................................................
                  64,120    Baxter International, Inc.                        3,350,270
 ........................................................................................
                   4,700    CN Biosciences, Inc. (NON)                           89,300
 ........................................................................................
                  11,400    Cytyc Corp. (NON)                                   309,225
 ........................................................................................
                   7,400    Igen, Inc. (NON)                                     55,500
 ........................................................................................
                   5,900    Minimed, Inc. (NON)                                 157,088
 ........................................................................................
                   8,200    Sabratek Corp. (NON)                                229,600
 ........................................................................................
                  53,800    U.S. Surgical Corp.                               2,004,050
----------------------------------------------------------------------------------------
                                                                              6,195,033
----------------------------------------------------------------------------------------
Metals and Mining  (0.5%)
 ........................................................................................
                  68,349    Freeport-McMoRan Copper & Gold
                            Co., Inc. Class A                                 1,999,208
 ........................................................................................
                  83,000    Kawasaki Steel Corp. (Japan)                        270,384
 ........................................................................................
                  21,250    Miller Industries, Inc./Tennessee (NON)             340,000
 ........................................................................................
                 163,000    Nippon Steel Corp.  (Japan)                         521,030
 ........................................................................................
                  54,600    RTZ Corp. PLC  (United Kingdom)                     951,020
----------------------------------------------------------------------------------------
                                                                              4,081,642
----------------------------------------------------------------------------------------
Oil and Gas  (4.6%)
 ........................................................................................
                  28,570    Amoco Corp.                                       2,483,804
 ........................................................................................
                  14,255    Atlantic Richfield Co.                            1,004,978
 ........................................................................................
                  24,600    Baker Hughes, Inc.                                  951,713
 ........................................................................................
                  68,452    British Petroleum Co. PLC
                            (United Kingdom)                                    850,499
 ........................................................................................
                  30,178    British Petroleum Co. PLC ADR
                            (United Kingdom)                                  2,259,578
 ........................................................................................
                  57,823    Burmah Castrol PLC  (United Kingdom)                979,248
 ........................................................................................
                  27,367    Coastal Corp.                                     1,455,582
 ........................................................................................
                  51,110    Elf Aquitane SA ADR  (France)                     2,782,301
 ........................................................................................
                  11,405    Elf Aquitaine SA  (France)                        1,230,665
 ........................................................................................
                 314,900    Ente Nazionale Idrocarburi SPA  (Italy) (NON)     1,785,511
 ........................................................................................
                   7,400    Ente Nazionale Idrocarburi SPA
                            ADR (Italy)                                         420,875
 ........................................................................................
                  68,976    Exxon Corp.                                       4,242,024
 ........................................................................................
                  40,900    Halliburton Co.                                   3,241,325
 ........................................................................................
                 155,000    Hong Kong and China Gas Co. Ltd.
                            (Hong Kong)                                         310,140
 ........................................................................................
                  65,340    Mobil Corp.                                       4,565,633
 ........................................................................................
                  75,576    Occidental Petroleum Corp.                        1,894,124
 ........................................................................................
                  26,200    Schlumberger Ltd.                                 3,275,000
 ........................................................................................
                 140,700    Shell Transportation & Trading
                            (United Kingdom)                                    958,972
 ........................................................................................
                  30,309    Sonat, Inc.                                       1,553,336
 ........................................................................................
                  44,722    Total Corp. ADR  (France)                         2,264,051
 ........................................................................................
                  15,700    Total Corp. Class B,  (France) (NON)              1,587,235
 ........................................................................................
                  20,000    YPF S.A. ADR  (Argentina)                           615,000
----------------------------------------------------------------------------------------
                                                                             40,711,594
----------------------------------------------------------------------------------------
Packaging and Containers  (0.2%)
 ........................................................................................
                  33,780    Crown Cork & Seal Co., Inc.                       1,805,119
----------------------------------------------------------------------------------------
Paper and Forest Products  (0.4%)
 ........................................................................................
                  16,600    Mayr-Melnhof Karton AG
                            144A ADS  (Austria) (NON)                           209,575
 ........................................................................................
                  16,700    Temple Inland, Inc.                                 901,800
 ........................................................................................
                  54,940    Weyerhaeuser Co.                                  2,856,880
----------------------------------------------------------------------------------------
                                                                              3,968,255
----------------------------------------------------------------------------------------
Pharmaceuticals  (4.2%)
 ........................................................................................
                  60,200    Abbott Laboratories                               4,018,350
 ........................................................................................
                  30,600    American Home Products Corp.                      2,340,900
 ........................................................................................
                  54,133    Astra AB  (Sweden)                                1,010,586
 ........................................................................................
                  83,420    Bristol-Myers Squibb Co.                          6,757,020
 ........................................................................................
                   9,550    Dura Pharmaceuticals, Inc. (NON)                    380,806
 ........................................................................................
                  23,900    Lilly (Eli) & Co.                                 2,612,569
 ........................................................................................
                  13,200    Medicis Pharmaceutical Corp. Class A (NON)          658,350
 ........................................................................................
                  44,400    Merck & Co., Inc.                                 4,595,400
 ........................................................................................
                     587    Novartis AG  ADR  (Switzerland)                     937,818
 ........................................................................................
                  61,800    Pfizer, Inc.                                      3,692,550
 ........................................................................................
                   4,200    Pharmaceutical Product
                            Development, Inc. (NON)                              92,400
 ........................................................................................
                  97,482    Pharmacia & Upjohn, Inc.                          3,387,500
 ........................................................................................
                  14,700    Pharmacia & Upjohn, Inc.  (Sweden)                  497,401
 ........................................................................................
                  31,000    Sankyo Co., Ltd.  (Japan)                         1,042,358
 ........................................................................................
                  17,600    Santen Pharmaceutical Co. Ltd  (Japan)              355,074
 ........................................................................................
                  32,000    Warner-Lambert Co.                                3,976,000
 ........................................................................................
                  21,000    Yamanouchi Pharmaceutical Co., Ltd.
                            (Japan)                                             564,891
----------------------------------------------------------------------------------------
                                                                             36,919,973
----------------------------------------------------------------------------------------
Photography  (1.1%)
 ........................................................................................
                  61,000    Canon, Inc.  (Japan)                              1,662,183
 ........................................................................................
                  45,800    Eastman Kodak Co.                                 3,515,150
 ........................................................................................
                  26,000    Fuji Photo Film Co.  (Japan)                      1,046,812
 ........................................................................................
                  66,060    Polaroid Corp.                                    3,666,330
----------------------------------------------------------------------------------------
                                                                              9,890,475
----------------------------------------------------------------------------------------
Publishing  (0.8%)
 ........................................................................................
                  48,400    Gannett Co., Inc.                                 4,779,500
 ........................................................................................
                  36,980    McGraw-Hill, Inc.                                 2,174,886
----------------------------------------------------------------------------------------
                                                                              6,954,386
----------------------------------------------------------------------------------------
Real Estate  (0.1%)
 ........................................................................................
                 405,000    Amoy Properties Ltd.  (Hong Kong)                   447,008
 ........................................................................................
                  77,000    Cheung Kong Holdings Ltd.
                            (Hong Kong)                                         760,408
 ........................................................................................
                   4,860    Hong Kong Land Holdings Ltd.
                            (Hong Kong)                                          12,928
----------------------------------------------------------------------------------------
                                                                              1,220,344
----------------------------------------------------------------------------------------
Retail  (3.3%)
 ........................................................................................
                   3,000    99 Cents Only Stores (NON)                           90,375
 ........................................................................................
                  48,500    Consolidated Stores Corp.  (NON)                  1,685,375
 ........................................................................................
                   6,000    Cost Plus, Inc. (NON)                               157,500
 ........................................................................................
                  72,900    Costco Companies, Inc. (NON)                      2,396,588
 ........................................................................................
                  79,527    CVS Corp.                                         4,075,759
 ........................................................................................
                  46,000    Cycle & Carriage Ltd.  (Singapore)                  476,350
 ........................................................................................
                  49,300    Dayton Hudson Corp.                               2,622,144
 ........................................................................................
                     600    Gadzooks, Inc. (NON)                                 11,700
 ........................................................................................
                  18,000    Ito-Yokado Co., Ltd.  (Japan)                     1,045,414
 ........................................................................................
                 182,480    K mart Corp.                                      2,235,380
 .......................................................................................
                   6,300    Linens 'N Things, Inc.                              186,638
 ........................................................................................
                  55,615    Lowe's Cos., Inc.                                 2,064,707
 ........................................................................................
                  11,600    Marks Brothers Jewelers, Inc. (NON)                 145,000
 ........................................................................................
                  40,000    Marui Co., Ltd.  (Japan)                            744,104
 ........................................................................................
                   4,000    Mazel Stores Inc. (NON)                              70,000
 ........................................................................................
                   3,100    Petco Animal Supplies, Inc. (NON)                    93,000
 ........................................................................................
                   8,200    Piercing Pagoda, Inc. (NON)                         206,025
 ........................................................................................
                  16,200    Rexall Sundown, Inc. (NON)                          631,800
 ........................................................................................
                  43,600    Safeway, Inc.  (NON)                              2,011,050
 ........................................................................................
                  36,000    Sears, Roebuck & Co.                              1,935,000
 ........................................................................................
                   9,500    The Men's Wearhouse, Inc. (NON)                     299,250
 ........................................................................................
                  15,500    The North Face, Inc. (NON)                          282,875
 ........................................................................................
                  70,400    TJX Cos., Inc. (The)                              1,856,800
 ........................................................................................
                  15,300    Vendex International N.V.
                            (Netherlands) (NON)                                 838,559
 ........................................................................................
                  40,000    Walgreen Co.                                      2,145,000
 ........................................................................................
                   6,800    West Marine, Inc. (NON)                             175,100
 ........................................................................................
                  14,980    Wolverine World Wide, Inc.                          455,002
----------------------------------------------------------------------------------------
                                                                             28,936,495
----------------------------------------------------------------------------------------
Specialty Consumer Products  (-%)
 ........................................................................................
                   9,200    Action Performance Cos., Inc. (NON)                 223,100
----------------------------------------------------------------------------------------
Telecommunications  (1.4%)
 ........................................................................................
                  28,900    Ascend Communications, Inc. (NON)                 1,137,938
 ........................................................................................
                  12,600    Black Box Corp. (NON)                               507,150
 ........................................................................................
                   9,300    Brightpoint, Inc. (NON)                             302,831
 ........................................................................................
                       9    Cable & Wireless PLC
                            (United Kingdom)                                         83
 ........................................................................................
                  68,900    Deutsche Telekom AG  (Germany) (NON)              1,659,765
 ........................................................................................
                  12,300    Deutsche Telekom AG ADR
                            (Germany) (NON)                                     296,738
 ........................................................................................
                   2,100    Electromagnetic Sciences, Inc. (NON)                 36,750
 ........................................................................................
                   6,300    Intermedia Communications, Inc. (NON)               203,963
 ........................................................................................
                  15,400    Lucent Technologies, Inc.                         1,109,763
 ........................................................................................
                   7,300    Natural Microsystems Corp. (NON)                    262,800
 ........................................................................................
                   5,000    Newbridge Networks Corp.  (Canada) (NON)            214,415
 ........................................................................................
                   6,800    Northern Telecom Ltd.  (Canada) (NON)               613,010
 ........................................................................................
                   9,550    Oy Nokia AB Class A                                 713,615
 ........................................................................................
                  28,800    Portugal Telecom S.A.  (Portugal)                 1,162,479
 ........................................................................................
                   3,500    RF Micro Devices, Inc. (NON)                         66,938
 ........................................................................................
                  19,600    Telefonaktiebolaget LM Ericsson
                            Class B,  (Sweden)                                  773,734
 ........................................................................................
                  30,600    Tellabs, Inc.                                     1,709,775
 ........................................................................................
                 299,421    Vodafone Group PLC  (United Kingdom)              1,457,692
----------------------------------------------------------------------------------------
                                                                             12,229,439
----------------------------------------------------------------------------------------
Transportation  (1.2%)
 ........................................................................................
                  23,900    Canadian National Railway Co.
                            (Canada) (NON)                                    1,045,625
 ........................................................................................
                  19,830    Delta Air Lines, Inc.                             1,626,060
 ........................................................................................
                     120    East Japan Railway Co.  (Japan)                     616,244
 ........................................................................................
                  15,650    Expeditors International of
                            Washington, Inc.                                    444,069
 ........................................................................................
                  15,710    K.L.M.-Royal Dutch Airlines
                            (Netherlands)                                       484,580
 ........................................................................................
                  19,670    Norfolk Southern Corp.                            1,981,753
 ........................................................................................
                  52,530    Ryder System, Inc.                                1,733,490
 ........................................................................................
                  43,000    Swire Pacific Ltd. Class A,  (Hong Kong)            387,175
 ........................................................................................
                  26,420    Union Pacific Corp.                               1,862,610
 ........................................................................................
                  40,000    Yamato Transport Co. Ltd.  (Japan)                  499,563
----------------------------------------------------------------------------------------
                                                                             10,681,169
----------------------------------------------------------------------------------------
Utilities  (2.6%)
 ........................................................................................
                  34,795    American Telephone & Telegraph Co.                1,220,000
 ........................................................................................
                  29,935    Ameritech Corp.                                   2,033,709
 ........................................................................................
                  53,080    BellSouth Corp.                                   2,461,585
 ........................................................................................
                  34,946    Duke Power Co.                                    1,675,206
 ........................................................................................
                   7,000    Electricidade de Portugal S.A.                      128,539
 ........................................................................................
                  46,000    Hong Kong Electric Holdings Ltd.
                            (Hong Kong)                                         185,271
 ........................................................................................
                  27,000    Kurita Water Industries Ltd.  (Japan)               719,214
 ........................................................................................
                  46,588    SBC Communications, Inc.                          2,882,633
 ........................................................................................
                 165,999    Scottish Power PLC  (United Kingdom)              1,080,289
 ........................................................................................
                 154,470    Sprint Corp.                                      8,128,984
 ........................................................................................
                  36,500    US West, Inc.                                     1,375,594
 ........................................................................................
                  21,850    Veba (Vereinigte Elektrizitaets
                            Bergwerks) AG  (Germany) (NON)                    1,228,162
----------------------------------------------------------------------------------------
                                                                             23,119,186
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $417,251,318)                            $542,279,954
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (11.8%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
Agency Obligations  (0.1%)
 ........................................................................................
              $1,720,000    Financing Corp. Interest
                            Strips zero's  April 6, 2006                       $945,140
----------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Obligations  (9.2%)
 ........................................................................................
               8,835,754    Federal Home Loan Mortgage
                            Corp. 7 1/2s, with due dates
                            from November 1, 2026 to June 1, 2027             8,868,887
 ........................................................................................
                            Federal National Mortgage Association
 ........................................................................................
               4,245,000      9s, TBA, July 16, 2027                          4,470,494
 ........................................................................................
               3,000,000      8s, TBA, July 16, 2027                          3,066,540
 ........................................................................................
               2,035,000      7s, TBA, July 16, 2027                          1,993,649
 ........................................................................................
                 655,000      6 1/2s, TBA, July 15, 2004                        647,016
 ........................................................................................
                            Federal National Mortgage Association
                            Pass-Through Certificates
 ........................................................................................
               1,681,558      9 1/2s, August 1, 2022                          1,818,120
 ........................................................................................
               1,706,605      9 1/2s, Dwarf, May 1, 2007                      1,779,000
 ........................................................................................
                 131,124      8s, April 1, 2027                                 134,033
 ........................................................................................
               1,683,607      7 1/2s, with due dates from
                              January 1, 2027 to June 15, 2027                1,687,277
 ........................................................................................
                 503,299      7 1/2s July 1, 2007                               510,200
 ........................................................................................
               1,380,501      7.4s, May 1, 2026                               1,388,698
 ........................................................................................
               5,746,949      7s, with due dates from
                              November 1, 2026 to June 15, 2027               5,630,176
 ........................................................................................
               8,431,539      6 1/2s, with due dates from
                              December 1, 2025 to April 1, 2027               8,059,970
 ........................................................................................
               3,951,972      6 1/2s, Balloon, with due dates
                              from September 1, 2003 to
                              June 1, 2004                                    3,975,310
 ........................................................................................
               6,849,896      5 1/2s, Dwarf, with due dates from
                              February 1, 2011 to June 1, 2011                6,466,716
 ........................................................................................
               6,120,000    Government National Mortgage
                            Association 5 1/2s, TBA, July 16, 2027            6,050,171
 ........................................................................................
                            Government National Mortgage
                            Association Pass-Through Certificates
 ........................................................................................
                 100,254      11s, December 15, 2015                            112,481
 ........................................................................................
               1,283,433      10s, June 15, 2013                              1,413,600
 ........................................................................................
               5,314,408      8 1/2s, with due dates from
                              September 15, 2026 to April 15, 2027            5,521,993
 ........................................................................................
               1,048,810      8s, with due dates from
                              October 15, 2026 to April 15, 2027              1,073,060
 ........................................................................................
               8,407,994      7 1/2s, with due dates from
                              January 15, 2024 to June 15, 2027               8,431,916
 ........................................................................................
               8,179,857      7s, with due dates from
                              May 15, 2023 to March 15, 2027                  8,044,015
----------------------------------------------------------------------------------------
                                                                             81,143,322
----------------------------------------------------------------------------------------
U.S. Treasury Obligations  (2.5%)
 ........................................................................................
               7,650,000    U.S. Treasury Bill zero %, August 14,1997         7,602,723
 ........................................................................................
               2,130,000    U.S. Treasury Bonds 8 1/8s,
                            August 15, 2019                                   2,429,861
 ........................................................................................
                            U.S. Treasury Notes
 ........................................................................................
               1,405,000      6 3/8s, May 15, 2000                            1,410,044
 ........................................................................................
              10,315,000      6 3/8s, April 30, 1999                         10,369,773
----------------------------------------------------------------------------------------
                                                                             21,812,401
----------------------------------------------------------------------------------------
                            Total U.S. Government and
                            Agency Obligations
                           (cost $102,866,332)                             $103,900,863
----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES  (8.5%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
Advertising  (0.1%)
 ........................................................................................
                 $95,000    Adams Outdoor Advertising sr. notes
                            10 3/4s, 2006                                      $101,413
 ........................................................................................
                 170,000    Lamar Advertising Co. sr. sub. notes
                            9 5/8s, 2006                                        173,400
 ........................................................................................
                  15,000    Outdoor Systems, Inc. sr. sub. notes
                            9 3/8s, 2006                                         15,075
 ........................................................................................
                 100,000    Outdoor Systems, Inc. 144A sr. sub.
                            notes 8 7/8s, 2007                                   97,500
 ........................................................................................
                 112,000    Universal Outdoor, Inc. sr. sub. notes
                            9 3/4s, 2006                                        115,920
----------------------------------------------------------------------------------------
                                                                                503,308
----------------------------------------------------------------------------------------
Aerospace and Defense  (0.1%)
 ........................................................................................
                 125,000    BE Aerospace sr. sub. notes Ser. B,
                            9 7/8s, 2006                                        131,563
 ........................................................................................
                 100,000    Howmet Corp. sr. sub. notes 10s, 2003               108,000
 ........................................................................................
                  50,000    L-3 Communications Corp. 144A
                            sr. sub. notes 10 3/8s, 2007                         52,875
 ........................................................................................
                 885,000    Lockheed Martin Corp. company
                            guaranty 7 1/4s, 2006                               896,620
 ........................................................................................
                   5,000    Sequa Corp. sr. sub. notes 9 3/8s, 2003               5,100
 ........................................................................................
                  10,000    Tracor, Inc. sr. sub. notes 8 1/2s, 2007             10,000
----------------------------------------------------------------------------------------
                                                                              1,204,158
----------------------------------------------------------------------------------------
Agriculture  (0.1%)
 ........................................................................................
                 585,000    Potash Corp. of Saskatchewan
                            notes 7 1/8s, 2007 (Canada)                         582,806
 ........................................................................................
                 550,000    Premium Standard Farms, Inc. sr. secd.
                            notes 11s, 2003 (PIK)                               599,500
----------------------------------------------------------------------------------------
                                                                              1,182,306
----------------------------------------------------------------------------------------
Apparel  (-%)
 ........................................................................................
                  60,000    GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007          60,600
----------------------------------------------------------------------------------------
Automotive  (-%)
 ........................................................................................
                   5,000    Harvard Industries Inc. sr. notes
                            11 1/8s, 2005 (In default) (NON)                      2,013
 ........................................................................................
                  10,000    Hawk Corp. sr. notes 10 1/4s, 2003                   10,300
 ........................................................................................
                 125,000    Lear Corp. sub. notes 9 1/2s, 2006                  133,125
 ........................................................................................
                  20,000    Titan Wheel International Inc. sr. sub.
                            notes 8 3/4s, 2007                                   20,400
----------------------------------------------------------------------------------------
                                                                                165,838
----------------------------------------------------------------------------------------
Basic Industrial Products  (-%)
 ........................................................................................
                  30,000    Astor Corp. 144A sr. sub. notes
                            10 1/2s, 2006                                        32,400
 ........................................................................................
                 105,000    Clark-Schwebel sr. notes 10 1/2s, 2006              113,400
 ........................................................................................
                  55,000    Owens-Illinois, Inc. sr. notes 8.1s, 2007            56,088
----------------------------------------------------------------------------------------
                                                                                201,888
----------------------------------------------------------------------------------------
Biotechnology  (0.1%)
 ........................................................................................
                 660,000    Millipore Corp. notes 7.2s, 2002                    666,541
----------------------------------------------------------------------------------------
Broadcasting  (0.4%)
 ........................................................................................
                 155,000    Affinity Group Holdings sr. sub. notes
                            11 1/2s, 2003                                       165,850
 ........................................................................................
                 115,000    Affinity Group Holdings 144A sr.
                            notes 11s, 2007                                     120,750
 ........................................................................................
                 250,000    American Telecasting, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (14 1/2s, 8/15/00), 2005 (STP)                       68,750
 ........................................................................................
                 210,000    Argyle Television Corp. sr. sub. notes
                            9 3/4s, 2005                                        218,400
 ........................................................................................
                 175,000    Capstar Broadcasting 144A sr. disc.
                            notes stepped-coupon zero %
                            (12 3/4s, 2/1/02), 2009 (STP)                       111,125
 ........................................................................................
                 110,000    Capstar Broadcasting 144A sr. sub.
                            notes 9 1/4s, 2007                                  106,425
 ........................................................................................
                   5,000    Chancellor Radio Broadcasting Corp.
                            sr. sub. notes 9 3/8s, 2004                           5,125
 ........................................................................................
                  60,000    Citadel Broadcasting 144A, 13.25, 2009               60,000
 ........................................................................................
                  40,000    Citadel Broadcasting 144A, 10.25s, 2007              40,000
 ........................................................................................
                 150,000    Comcast Corp. sr. sub. notes 9 1/2s, 2008           157,500
 ........................................................................................
                 195,000    Commodore Media, Inc. sr. sub. notes
                            stepped-coupon 7 1/2s,
                            (13 1/4s, 5/1/98), 2003 (STP)                       212,550
 ........................................................................................
                 100,000    Granite Broadcasting Corp. sr. sub. deb.
                            12 3/4s, 2002                                       107,000
 ........................................................................................
                  85,000    Granite Broadcasting Corp. sr. sub.
                            notes 9 3/8s, 2005                                   80,750
 ........................................................................................
                  15,000    Gray Communications Systems, Inc.
                            sr. sub. notes 10 5/8s, 2006                         16,050
 ........................................................................................
                  50,000    Heartland Wireless Communications, Inc.
                            sr. notes Ser. B, 14s, 2004 (NON)                    22,000
 ........................................................................................
                 110,000    Jacor Communications, Inc. sr. sub. notes
                            10 1/8s, 2006                                       115,500
 ........................................................................................
                   5,000    Jacor Communications, Inc. company
                            guaranty 9 3/4s, 2006                                 5,200
 ........................................................................................
                  75,000    Jacor Communications, Inc. 144A
                            company guaranty 8 3/4s, 2007                        74,063
 ........................................................................................
                 105,000    Lenfest Communications, Inc. sr. sub.
                            notes 10 1/2s, 2006                                 114,188
 ........................................................................................
                 150,000    Marcus Cable Co. (L.P.) sr. deb.
                            11 7/8s, 2005                                       162,000
 ........................................................................................
                 150,000    Marcus Cable Co. (L.P.) sr. sub. disc.
                            notes stepped-coupon zero %
                            (13 1/2s, 8/1/99), 2004 (STP)                       130,500
 ........................................................................................
                 100,000    Pegasus Media & Communications
                            notes Ser. B, 12 1/2s, 2005                         110,500
 ........................................................................................
                  10,000    Radio One Inc. 144A sr. sub. notes
                            stepped-coupon 7s, (12s, 5/1/00),
                            2004 (STP)                                            8,900
 ........................................................................................
                  40,000    RBS Participacoes S.A. 144A company
                            guaranty 11s, 2007 (Brazil)                          41,904
 ........................................................................................
                 150,000    Rogers Cablesystems Ltd. notes
                            11s, 2015 (Canada)                                  164,250
 ........................................................................................
                 185,000    SFX Broadcasting, Inc. sr. sub. notes
                            Ser. B, 10 3/4s, 2006                               199,800
 ........................................................................................
                 175,000    Sinclair Broadcasting Group sr. sub.
                            notes 10s, 2005                                     180,250
 ........................................................................................
                  80,000    Spanish Broadcasting Systems
                            144A sr. notes 11s, 2004                             84,400
 ........................................................................................
                 200,000    Sullivan Broadcasting sr. sub. notes
                            10 1/4s, 2005                                       204,000
 ........................................................................................
                  65,000    TV Azteca Sa De Cv 144A sr. notes
                            10 1/2s, 2007 (Mexico)                               66,300
 ........................................................................................
                   5,000    Young Broadcasting Inc. sr. sub. notes
                            11 3/4s, 2004                                         5,525
----------------------------------------------------------------------------------------
                                                                              3,159,555
----------------------------------------------------------------------------------------
Building Products  (-%)
 ........................................................................................
                  75,000    Southdown, Inc. sr. sub. notes
                            Ser. B, 10s, 2006                                    81,563
----------------------------------------------------------------------------------------
Building and Construction  (0.1%)
 ........................................................................................
                 155,000    Atrium Companies Inc. sub. notes
                            10 1/2s, 2006                                       160,231
 ........................................................................................
                  10,000    Building Materials Corp. sr. notes
                            Ser. B, 8 5/8s, 2006                                 10,150
 ........................................................................................
                  10,000    Cemex S.A. 144A bonds 12 3/4s,
                            (Mexico)                                             11,600
 ........................................................................................
                  25,000    Cia Latino Americana 144A company
                            guaranty 11 5/8s, 2004 (Argentina)                   26,250
 ........................................................................................
                   5,000    Consumers International
                            144A sr. notes 10 1/4s, 2005                          5,363
 ........................................................................................
                  80,000    Continental Homes Holding Corp.
                            sr. notes 10s, 2006                                  84,000
 ........................................................................................
                  80,000    Inter-City Products sr. notes 9 3/4s, 2000           82,000
 ........................................................................................
                  75,000    Presley Cos. sr. notes 12 1/2s, 2001                 75,000
 ........................................................................................
                 105,000    Terex Corp. sr. notes Ser. B, 13 1/4s, 2002         118,650
 ........................................................................................
                  10,000    Waxman Industries Inc. sr. notes
                            stepped-coupon Ser. B, zero %
                            (12 3/4s, 6/1/99), 2004 (STP)                         8,450
 ........................................................................................
                  75,000    Webb (Del E.) Corp. sr. sub. notes
                            9 3/4s, 2008                                         75,750
----------------------------------------------------------------------------------------
                                                                                657,444
----------------------------------------------------------------------------------------
Business Equipment and Services  (-%)
 ........................................................................................
                  20,000    Iron Mountain, Inc. med. term notes
                            company guaranty 10 1/8s, 2006                       21,400
 ........................................................................................
                  40,000    Loomis Fargo & Co. 144A sr. sub.
                            notes 10s, 2004                                      40,100
 ........................................................................................
                  50,000    Outsourcing Solutions, Inc. sr. sub.
                            notes Ser. B, 11s, 2006                              54,500
 ........................................................................................
                  10,000    Pierce Leahy Corp. sr. sub. notes
                            11 1/8s, 2006                                        10,900
 ........................................................................................
                   5,000    United Stationer Supply, Inc. sr. sub.
                            notes 12 3/4s, 2005                                   5,600
 ........................................................................................
                  40,000    Williams Scotsman Inc. 144A sr.notes
                            9 7/8s, 2007                                         40,400
----------------------------------------------------------------------------------------
                                                                                172,900
----------------------------------------------------------------------------------------
Cable Television  (0.1%)
 ........................................................................................
                  10,000    Adelphia Communications Corp.
                            sr. notes Ser. B, 10 1/4s, 2000                      10,050
 ........................................................................................
                   5,000    Adelphia Communications Corp.
                            sr. notes 9 1/2s, 2004 (PIK)                          4,850
 ........................................................................................
                  10,000    Cablevision Systems Corp. sr. sub.
                            notes 9 1/4s, 2005                                   10,300
 ........................................................................................
                 150,000    Century Communications Corp.
                            sr. notes 9 1/2s, 2005                              153,750
 ........................................................................................
                 200,000    Diamond Cable Communication Co.
                            sr. disc. notes stepped-coupon zero %
                            (13 1/2s, 9/30/99), 2004
                            (United Kingdom) (STP)                              167,000
 ........................................................................................
                 180,000    Diamond Cable Communication Co.
                            144A sr. disc. notes stepped-coupon
                            zero % (10 3/4s, 2/15/02), 2007
                            (United Kingdom) (STP)                              106,650
 ........................................................................................
                 120,000    Falcon Holdings Group, Inc. sr. sub.
                            notes 11s, 2003 (PIK)                               120,600
 ........................................................................................
                  35,000    Frontiervision Operating Partners
                            L.P. sr. sub. notes 11s, 2006                        36,383
 ........................................................................................
                  80,000    TV Filme, Inc. 144A sr. notes
                            12 7/8s, 2004 (Brazil)                               84,100
----------------------------------------------------------------------------------------
                                                                                693,683
----------------------------------------------------------------------------------------
Cellular Communications  (0.1%)
 ........................................................................................
                 860,000    AirTouch Communications, Inc.
                            notes 7 1/8s, 2001                                  868,910
 ........................................................................................
                 100,000    Pronet, Inc. sr. sub. notes 11 7/8s, 2005            97,000
----------------------------------------------------------------------------------------
                                                                                965,910
----------------------------------------------------------------------------------------
Chemicals  (0.2%)
 ........................................................................................
                  30,000    Freedom Chemicals, Inc. sr. sub. notes
                            10 5/8s, 2006                                        31,463
 ........................................................................................
                 115,000    Harris Chemical Corp. sr. sub. notes
                            10 3/4s, 2003                                       118,450
 ........................................................................................
                 105,000    ISP Holdings, Inc. sr. notes Ser. B,
                            9 3/4s, 2002                                        112,613
 ........................................................................................
                 685,000    Millennium America Inc. company
                            guaranty 7s, 2006                                   664,998
 ........................................................................................
                  95,000    NL Industries, Inc. sr. notes
                            stepped-coupon zero %
                            (13s, 10/15/98), 2005 (STP)                          88,825
 ........................................................................................
                 280,000    Sociedad Quimica Y Minera de
                            Chile S.A. 144A bonds 7.7s, 2006 (Chile)            283,850
 ........................................................................................
                 100,000    Sterling Chemicals Holdings sr. disc.
                            notes stepped-coupon zero %
                            (13 1/2s, 8/15/01), 2008 (STP)                       67,250
 ........................................................................................
                  80,000    Union Carbide Global Enterprises
                            sr. sub. notes Ser. B, 12s, 2005                     90,000
----------------------------------------------------------------------------------------
                                                                              1,457,449
----------------------------------------------------------------------------------------
Conglomerates  (-%)
 ........................................................................................
                  10,000    Congoleum Corp. sr. notes 9s, 2001                   10,200
----------------------------------------------------------------------------------------
Consumer Durable Goods  (-%)
 ........................................................................................
                  35,000    Coleman Escrow Corp. 144A sr. disc.
                            notes zero %, 2001                                   20,125
 ........................................................................................
                  30,000    French Fragrances, Inc. 144A sr. notes
                            10 3/8s, 2007                                        31,200
 ........................................................................................
                 140,000    Icon Fitness Corp. sr. disc. notes
                            stepped-coupon Ser. B, zero %
                            (14s, 11/1/01), 2006 (STP)                           76,300
 ........................................................................................
                 175,000    Remington Products Co. sr. sub.
                            notes Ser. B, 11s, 2006                             154,000
----------------------------------------------------------------------------------------
                                                                                281,625
----------------------------------------------------------------------------------------
Consumer Non Durables  (0.4%)
 ........................................................................................
                  25,000    E&S Holdings Corp. sr. sub. notes
                            Ser. B, 10 3/8s, 2006                                26,000
 ........................................................................................
                  10,000    Guess Jeans, Inc. sr. sub. notes
                            9 1/2s, 2003                                         10,200
 ........................................................................................
                 530,000    Philip Morris Cos., Inc. deb. 7 3/4s, 2027          519,739
 ........................................................................................
               1,340,000    Philip Morris Cos., Inc. notes 7 1/2s, 2002       1,362,914
 ........................................................................................
                 255,000    RJR Nabisco, Inc. notes 8 3/4s, 2005                258,812
 ........................................................................................
               1,065,000    Sampoerna International Finance Co.
                            144A company guaranty 8 3/8s,
                            2006 (Indonesia)                                  1,089,516
----------------------------------------------------------------------------------------
                                                                              3,267,181
----------------------------------------------------------------------------------------
Consumer Products  (-%)
 ........................................................................................
                  35,000    Hedstrom Corp. 144A sr. sub. notes
                            10s, 2007                                            35,263
 ........................................................................................
                 100,000    Revlon Worldwide Corp. 144A sr. disc.
                            notes zero %, 2001                                   67,750
----------------------------------------------------------------------------------------
                                                                                103,013
----------------------------------------------------------------------------------------
Consumer Services  (0.1%)
 ........................................................................................
                 135,000    Act III Theatres, Inc. sr. sub. notes
                            11 7/8s, 2003                                       145,800
 ........................................................................................
                 105,000    AMC Entertainment, Inc. 144A sr. sub.
                            notes 9 1/2s, 2009                                  109,200
 ........................................................................................
                  10,000    AmeriKing, Inc. sr. notes 10 3/4s, 2006              10,500
 ........................................................................................
                  10,000    Coinmach Corp. sr. notes Ser. B,
                            11 3/4s, 2005                                        11,125
 ........................................................................................
                  55,000    FRD Acquisition Co. sr. notes Ser. B,
                            12 1/2s, 2004                                        58,850
 ........................................................................................
                 105,000    Host Marriott Travel Plaza sr. notes
                            Ser. B, 9 1/2s, 2005                                109,988
 ........................................................................................
                  50,000    John Q Hammons Hotels, Inc.
                            1st mtge. 8 7/8s, 2004                               50,500
 ........................................................................................
                 150,000    Jones Intercable, Inc. sr. sub. deb.
                            10 1/2s, 2008                                       164,250
 ........................................................................................
                  95,000    Prime Hospitality Corp. sub. notes
                            9 3/4s, 2007                                         99,275
 ........................................................................................
                 150,000    Prime Hospitality Corp. 1st mtge.
                            9 1/4s, 2006                                        154,125
----------------------------------------------------------------------------------------
                                                                                913,613
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment  (0.1%)
 ........................................................................................
                  55,000    Celestica International Ltd.
                            144A sr. sub. notes 10 1/2s,
                            2006 (Canada)                                        59,125
 ........................................................................................
                  64,047    Cirent Semiconductor sr. sub. notes
                            10.22s, 2002                                         63,967
 ........................................................................................
                  67,971    Cirent Semiconductor 144A sr. sub.
                            notes 10.14s, 2004                                   67,887
 ........................................................................................
                 120,000    Dobson Communications Corp.
                            144A 11 3/4s, 2007                                  118,200
 ........................................................................................
                  70,000    Fairchild Semiconductor Corp.
                            144A sr. sub. notes 11.74s, 2008                     73,150
 ........................................................................................
                 155,000    Fairchild Semiconductor Corp.
                            144A sr. sub. notes 10 1/8s, 2007                   164,300
 ........................................................................................
                  40,000    HCC Industries, Inc. 144A sr. sub.
                            notes 10 3/4s, 2007                                  42,000
 ........................................................................................
                 200,000    Health O Meter Products, Inc. sr. sub.
                            notes 13s, 2002                                     219,000
 ........................................................................................
                 117,000    International Semi-Tech. Corp.
                            sr. secd. disc. notes stepped-coupon
                            zero % (11 1/2s, 8/15/00), 2003
                            (Canada) (STP)                                       69,615
 ........................................................................................
                  95,000    Motors and Gears, Inc. sr. notes
                            Ser. B, 10 3/4s, 2006                                98,325
 ........................................................................................
                  10,000    Viasystems Inc. 144A sr. sub. notes
                            9 3/4s, 2007                                         10,175
 ........................................................................................
                  20,000    Wavetek Corp. 144A sr. sub. notes
                            10 1/8s, 2007                                        20,400
----------------------------------------------------------------------------------------
                                                                              1,006,144
----------------------------------------------------------------------------------------
Entertainment  (0.4%)
 ........................................................................................
                 175,000    Alliance Gaming Corp. 12 7/8s, 2003                 197,750
 ........................................................................................
                  50,000    Argosy Gaming Co. 1st mtge.
                            13 1/4s, 2004                                        48,000
 ........................................................................................
                 100,000    Aztar Corp. sr. sub. notes 13 3/4s, 2004            114,750
 ........................................................................................
                  30,000    Casino Magic of Louisiana Corp.
                            144A 1st mtge. 13s, 2003                             26,700
 ........................................................................................
                 165,000    Cinemark USA, Inc. notes 9 5/8s, 2008               169,950
 ........................................................................................
                 150,000    Coast Hotels & Casinos, Inc. company
                            guaranty Ser. B, 13s, 2002                          167,250
 ........................................................................................
                 125,000    Cobb Theatres LLC company
                            guaranty 10 5/8s, 2003                              138,125
 ........................................................................................
                 185,150    Colorado Gaming & Entertainment
                            Co. sr. notes 12s, 2003 (PIK)                       184,224
 ........................................................................................
                  90,000    Empress River Casino sr. notes
                            10 3/4s, 2002                                        95,850
 ........................................................................................
                 150,000    Hollywood Casino Corp. sr. notes
                            12 3/4s, 2003                                       159,375
 ........................................................................................
                 110,000    Lady Luck Gaming 1st mtge.
                            11 7/8s, 2001                                       111,375
 ........................................................................................
                  90,000    Mohegan Tribal Gaming sr. secd. notes
                            Ser. B, 13 1/2s, 2002                               118,350
 ........................................................................................
                  75,000    Players International Inc. sr. notes
                            10 7/8s, 2005                                        77,438
 ........................................................................................
                 235,000    Premier Parks, Inc. sr. notes 9 3/4s, 2007          243,225
 ........................................................................................
                 100,000    Premier Parks, Inc. sr. notes
                            Ser. A, 12s, 2003                                   111,000
 ........................................................................................
                 110,000    Six Flags Corp. sr. sub. notes
                            stepped-coupon zero %
                            (12 1/4s, 6/15/98), 2005 (STP)                      113,163
 ........................................................................................
                 780,000    Time Warner Entertainment Inc.
                            deb. 7 1/4s, 2008                                   770,024
 ........................................................................................
                 365,000    Time Warner Entertainment Inc.
                            notes 8 7/8s, 2012                                  402,719
 ........................................................................................
                  80,000    Trump A.C. 1st mtge. 11 1/4s, 2006                   78,200
 ........................................................................................
                 115,000    Viacom International, Inc. sub.
                            deb. 8s, 2006                                       111,550
----------------------------------------------------------------------------------------
                                                                              3,439,018
----------------------------------------------------------------------------------------
Environmental Control  (0.2%)
 ........................................................................................
                 140,000    Allied Waste Industries, Inc.
                            144A sr. disc. notes stepped-coupon
                            zero % (11.3s, 6/1/02), 2007 (STP)                   86,100
 ........................................................................................
                  25,000    Allied Waste Industries, Inc.
                            144A sr. sub. notes 10 1/4s, 2006                    26,625
 ........................................................................................
               1,705,000    WMX Technologies Inc. notes 7.1s, 2026            1,737,344
----------------------------------------------------------------------------------------
                                                                              1,850,069
----------------------------------------------------------------------------------------
Food and Beverages  (-%)
 ........................................................................................
                   5,000    Canandaigua Wine Co. sr. sub. notes
                            Ser. C, 8 3/4s, 2003                                  5,013
 ........................................................................................
                 110,000    Chiquita Brands sr. notes 9 5/8s, 2004              114,400
 ........................................................................................
                  25,000    Del Monte Corp. 144A sr. sub. notes
                            12 1/4s, 2007                                        27,000
 ........................................................................................
                  10,000    Mafco, Inc. sr. sub. notes 11 7/8s, 2002             10,750
 ........................................................................................
                  45,000    MBW Foods, Inc. 144A sr. sub. notes
                            9 7/8s, 2007                                         45,563
 ........................................................................................
                  10,000    Stater Brothers sr. notes 11s, 2001                  10,813
 ........................................................................................
                  15,000    Windy Hill Pet Food Co.
                            144A sr.sub.notes 9 3/4s, 2007                       15,038
----------------------------------------------------------------------------------------
                                                                                228,577
----------------------------------------------------------------------------------------
Health Care  (0.2%)
 ........................................................................................
                 630,000    Columbia/HCA Healthcare Corp.
                            notes 6.91s, 2005                                   623,013
 ........................................................................................
                 105,000    Genesis Health Ventures, Inc. sr. sub.
                            notes 9 1/4s, 2006                                  106,050
 ........................................................................................
                 120,000    IMED Corp. sr. sub. notes 9 3/4s, 2006              123,600
 ........................................................................................
                 125,000    Integrated Health Services, Inc.
                            144A sr. sub. notes 9 1/2s, 2007                    127,813
 ........................................................................................
                 630,000    Manor Care, Inc. sr. notes 7 1/2s, 2006             642,424
 ........................................................................................
                 100,000    Merit Behavioral Care sr. sub. notes
                            11 1/2s, 2005                                       111,000
 ........................................................................................
                 135,000    Paracelsus Healthcare sr. sub.
                            notes 10s, 2006                                     137,700
----------------------------------------------------------------------------------------
                                                                              1,871,600
----------------------------------------------------------------------------------------
Insurance and Finance  (2.3%)
 ........................................................................................
                 100,000    Aames Financial Corp. sr. notes
                            9 1/8s, 2003                                        101,000
 ........................................................................................
                 385,000    Abbey National  PLC sub. notes
                            7.35s, 2049 (United Kingdom)                        385,543
 ........................................................................................
               1,820,000    Aegon NV sub. notes 8s,
                            2006 (Netherlands)                                1,929,782
 ........................................................................................
                 530,000    AFC Capital Trust I 144A bonds
                            8.207s, 2027                                        540,319
 ........................................................................................
                 100,000    AIM Management Group sr. secd.
                            notes 9s, 2003                                      106,560
 ........................................................................................
                 215,000    Allstate Financing II company
                            guaranty 7.83s, 2045                                209,735
 ........................................................................................
                 805,000    Banponce Financial Corp. med. term
                            note 7 1/8s, 2002                                   808,019
 ........................................................................................
                 115,000    Chevy Chase Savings Bank Inc. sub.
                            deb. 9 1/4s, 2005                                   115,288
 ........................................................................................
                  80,000    Colonial Capital I 144A company
                            guaranty 8.92s, 2027                                 79,963
 ........................................................................................
                 995,000    Conseco Inc. sr. notes 10 1/2s, 2004              1,167,235
 ........................................................................................
                  35,000    Dime Capital Trust I bank guaranty
                            Ser. A, 9.33s, 2027                                  36,925
 ........................................................................................
                  45,000    Dollar Financial Group Inc. sr. notes
                            Ser. A, 10 7/8s, 2006                                48,150
 ........................................................................................
                 325,000    First Financial Caribbean Corp. sr.
                            notes 7.84s, 2006                                   327,779
 ........................................................................................
                 120,000    First Nationwide Holdings sr. notes
                            12 1/2s, 2003                                       133,800
 ........................................................................................
                 100,000    First Nationwide Holdings sr. sub.
                            notes 10 5/8s, 2003                                 109,500
 ........................................................................................
               1,550,000    Ford Motor Credit Corp. sr. notes
                            7s, 2001                                          1,563,082
 ........................................................................................
               1,630,000    GMAC Mtn 6.40 05/19/99
                            6.4s, 1999                                        1,635,835
 ........................................................................................
                  30,000    Greenpoint Capital Trust I 144A
                            company guaranty 9.1s, 2027                          29,949
 ........................................................................................
                  60,000    Imperial Credit Capital Trust I
                            144A company guaranty 10 1/4s, 2002                  60,150
 ........................................................................................
                  85,000    Imperial Credit Industries, Inc. sr. notes
                            9 7/8s, 2007                                         82,450
 ........................................................................................
                 340,000    Indah Kiat Financial Mauritius
                            144A company guaranty 10s,
                            2007 (Indonesia)                                    340,000
 ........................................................................................
                  75,000    Intertek Finance PLC 144A sr. sub.
                            notes 10 1/4s, 2006                                  78,375
 ........................................................................................
                  10,000    Investors Capital Trust I 144A company
                            guaranty 9.77s, 2027                                 10,061
 ........................................................................................
                 350,000    Korea Developmental Bank notes
                            7.9s, 2002                                          361,743
 ........................................................................................
                 770,000    Lehman Bros Holdings, Inc. med.
                            term notes 6.4s, 1999                               765,896
 ........................................................................................
               1,290,000    Merita Bank Ltd. sub. notes
                            6 1/2s, 2006 (Finland)                            1,229,460
 ........................................................................................
                 400,000    Money Store, Inc. (The) notes
                            8.05s, 2002                                         407,392
 ........................................................................................
                 540,000    NationsBank Corp. sub. notes
                            6 1/2s, 2006                                        519,961
 ........................................................................................
                   5,000    North Fork Capital Trust I company
                            guaranty 8.7s, 2026                                   5,038
 ........................................................................................
                   5,000    Ocwen Federal Bank FSB sub.
                            deb. 12s, 2005                                        5,488
 ........................................................................................
                  10,000    Ocwen Financial Corp. notes
                            11 7/8s, 2003                                        10,800
 ........................................................................................
                 275,000    Orange Cogen Funding
                            144A company guaranty 8.175s, 2022                  281,078
 ........................................................................................
                  30,000    Pacalta Resources Ltd. 144A sr. notes
                            10 3/4s, 2004 (Canada)                               30,750
 ........................................................................................
                 705,000    Peoples Bank- Bridgeport sub. notes
                            7.2s, 2006                                          689,145
 ........................................................................................
                  30,000    Peoples Heritage Capital Trust
                            company guaranty Ser. B, 9.06s, 2027                 30,635
 ........................................................................................
                 765,000    Phoenix Home Life Mutual Insurance
                            Co. 144A notes 6.95s, 2006                          745,485
 ........................................................................................
                  30,000    Pioneer Americas Acquisition
                            144A sr. notes 9 1/4s, 2007                          30,225
 ........................................................................................
                  55,000    Polytama International notes
                            11 1/4s, 2007                                        56,788
 ........................................................................................
                  70,000    Provident Capital Trust company
                            guaranty 8.6s, 2026                                  68,688
 ........................................................................................
                  90,000    PRT Funding Corp. sr. notes
                            11 5/8s, 2004                                        72,900
 ........................................................................................
                  90,000    Reliance Group Holdings, Inc. sr. sub.
                            deb. 9 3/4s, 2003                                    95,400
 ........................................................................................
                  80,000    Riggs Capital Trust 144A bonds 8 5/8s                79,091
 ........................................................................................
                 910,000    Salomon, Inc. sr. notes 7.3s, 2002                  918,199
 ........................................................................................
                 615,000    Salomon, Inc. sr. notes 7s, 1999                    620,474
 ........................................................................................
                 710,000    Societe Generale 144A notes
                            7.85s, 2049 (France)                                727,466
 ........................................................................................
                 465,000    Southern Investments Service
                            Co. sr. notes 6.8s, 2006
                            (United Kingdom)                                    452,203
 ........................................................................................
                  50,000    Sovereign Capital Trust 144A company
                            guaranty 9s, 2027                                    50,063
 ........................................................................................
                 710,000    Sparbanken Sverige AB (Swedbank)
                            144A sub. 7 1/2s, 2006 (Sweden)                     711,768
 ........................................................................................
                 650,000    St. Paul Bancorp sr. notes 7 1/8s, 2004             640,653
 ........................................................................................
                 285,000    State Development Bank of China
                            notes 7 3/8s, 2007 (China)                          285,143
 ........................................................................................
                 275,000    Travelers Capital Trust II bonds
                            7 3/4s, 2036                                        266,761
 ........................................................................................
                  55,000    Vicap SA. 144A company guaranty
                            10 1/4s, 2002 (Mexico)                               56,650
 ........................................................................................
                   5,000    Webster Capital Trust I 144A bonds
                            9.36s, 2027                                           5,206
----------------------------------------------------------------------------------------
                                                                             20,120,049
----------------------------------------------------------------------------------------
Medical Supplies and Devices  (0.1%)
 ........................................................................................
                 105,000    Graphic Controls Corp. sr. sub. notes
                            Ser. A, 12s, 2005                                   116,025
 ........................................................................................
                 210,000    Wright Medical Technology, Inc. sr. secd.
                            notes Ser. B, 10 3/4s, 2000                         212,100
----------------------------------------------------------------------------------------
                                                                                328,125
----------------------------------------------------------------------------------------
Metals and Mining  (0.2%)
 ........................................................................................
                  65,000    Acindar Industria Argentina de Aceros
                            S.A. bonds 11 1/4s, 2004 (Argentina)                 68,575
 ........................................................................................
                 155,000    AK Steel Corp. sr. notes 9 1/8s, 2006               158,100
 ........................................................................................
                  35,000    Altos Hornos De Mexico 144A bonds
                            11 7/8s, 2004 (Mexico)                               37,625
 ........................................................................................
                  65,000    Continental Global Group 144A sr.
                            notes Ser. A, 11s, 2007                              68,250
 ........................................................................................
                  45,000    Echo Bay Mines jr. sub. deb.
                            11s, 2027 (Canada)                                   45,225
 ........................................................................................
                 295,000    Freeport-McMoRan Copper &
                            Gold Co., Inc. sr. notes 7 1/2s, 2006               292,882
 ........................................................................................
                  10,000    Maxxam Group Holdings Inc.
                            sr. notes Ser. B, 12s, 2003                          10,375
 ........................................................................................
               1,230,000    Noranda  Inc. notes 7s, 2005 (Canada)             1,207,196
 ........................................................................................
                 110,000    Royal Oak Mines, Inc. company
                            guaranty Ser. B, 11s, 2006 (Canada)                 108,900
 ........................................................................................
                 100,000    WCI Steel, Inc. sr. notes Ser. B, 10s, 2004         103,750
 ........................................................................................
                  15,000    Wells Aluminum 144A notes
                            10 1/8s, 2005                                        15,450
----------------------------------------------------------------------------------------
                                                                              2,116,328
----------------------------------------------------------------------------------------
Oil and Gas  (0.6%)
 ........................................................................................
                  75,000    Abraxas Petroleum Corp. 144A sr.
                            notes Ser. B, 11 1/2s, 2004                          81,375
 ........................................................................................
                 125,000    Chesapeake Energy Corp. sr. notes
                            9 1/8s, 2006                                        124,375
 ........................................................................................
                  80,000    CIA Naviera Perez Companc S.A.
                            144A bonds 9s, 2004 (Argentina)                      80,150
 ........................................................................................
               1,000,000    Columbia Gas System, Inc. notes
                            Ser. E, 7.32s, 2010                                 992,450
 ........................................................................................
                  20,000    Costilla Energy, Inc. sr. notes
                            10 1/4s, 2006                                        20,700
 ........................................................................................
                 355,000    El Paso Natural Gas Co. deb.
                            7 1/2s, 2026                                        351,209
 ........................................................................................
                 110,000    Flores & Rucks, Inc. sr. sub. notes
                            9 3/4s, 2006                                        114,950
 ........................................................................................
                  35,000    Kelley Oil & Gas Corp. sr. sub. notes
                            Ser. B, 10 3/8s, 2006                                36,050
 ........................................................................................
                 100,000    Maxus Energy Corp. med. term
                            notes 10.83s, 2004                                  112,395
 ........................................................................................
                   5,000    Panda Global Energy Co.
                            144A sr. notes 12 1/2s, 2004                          4,850
 ........................................................................................
                  80,000    Parker Drilling Corp. sr. notes
                            Ser. B, 9 3/4s, 2006                                 84,100
 ........................................................................................
                 400,000    Petro Geo-Services AS ADR notes
                             7 1/2s, 2007 (Norway)                              403,036
 ........................................................................................
               1,500,000    Petroliam Nasional Berhad
                            144A notes 7 5/8s, 2026 (Malaysia)                1,497,990
 ........................................................................................
                  15,000    Pogo Producing Co.
                            144A notes 8 3/4s, 2007                              15,075
 ........................................................................................
                  50,000    Pride Petroleum Services, Inc.
                            9 3/8s, 2007                                         52,250
 ........................................................................................
                  30,000    Snyder Oil Corp. sr. sub. notes
                            8 3/4s, 2007                                         29,850
 ........................................................................................
                 430,000    Transamerican Energy 144A sr. disc.
                            notes zero % (13s,6/01/99), 2002 (STP)              314,975
 ........................................................................................
                 175,000    Transamerican Energy 144A sr. notes
                            11 1/2s, 2002                                       171,500
 ........................................................................................
                 360,000    TransTexas Gas Corp. sr. sub. notes
                            13.75s, 2003                                        396,000
 ........................................................................................
                  35,000    Wiser Oil Co. 144A sr. sub. notes
                            9 1/2s, 2007                                         35,088
 ........................................................................................
                  15,000    W. R. Carpenter 144A sr. sud. notes
                            10 5/8s, 2007                                        15,000
----------------------------------------------------------------------------------------
                                                                              4,933,368
----------------------------------------------------------------------------------------
Packaging and Containers  (-%)
 ........................................................................................
                  80,000    Innova S De R.L. 144A sr. notes
                            12 7/8s, 2007 (Mexico)                               84,800
 ........................................................................................
                 110,000    Ivex Packaging Corp. sr. sub. notes
                            12 1/2s, 2002                                       119,350
 ........................................................................................
                  10,000    Radnor Holdings Inc. sr. notes 10s, 2003             10,100
 ........................................................................................
                  10,000    Riverwood International Corp.
                            company guranty 10 7/8s, 2008                         9,025
 ........................................................................................
                  30,000    US Can Corp. company guaranty
                            Ser. B, 10 1/8s, 2006                                31,875
----------------------------------------------------------------------------------------
                                                                                255,150
----------------------------------------------------------------------------------------
Paper and Forest Products  (0.1%)
 ........................................................................................
                 100,000    APP International Finance Co.
                            notes 11 3/4s, 2005 (Netherlands)                   110,250
 ........................................................................................
                 200,000    Boise Cascade Corp. deb. 7.35s, 2016                187,914
 ........................................................................................
                  85,000    Florida Coast Paper LLC 1st mtge.
                            Ser. B, 12 3/4s, 2003                                88,188
 ........................................................................................
                 150,000    Gaylord Container Corp. sr. notes
                            11 1/2s, 2001                                       157,688
 ........................................................................................
                  70,000    Repap New Brunswick sr. notes
                            10 5/8s, 2005 (Canada)                               65,975
 ........................................................................................
                  10,000    Stone Container Corp. 1st mtge.
                            10 3/4s, 2002                                        10,400
 ........................................................................................
                  70,000    Stone Container Corp. sr. notes
                            11 1/2s, 2004                                        73,500
 ........................................................................................
                  10,000    Stone Container Corp.
                            144A company guaranty 11 1/2s, 2006                  10,400
----------------------------------------------------------------------------------------
                                                                                704,315
----------------------------------------------------------------------------------------
Publishing  (0.2%)
 ........................................................................................
                  40,000    Hollinger International Publishing, Inc.
                            company guaranty 9 1/4s, 2007                        40,800
 ........................................................................................
                  40,000    Hollinger International Publishing, Inc.
                            company guaranty 8 5/8s, 2005                        40,500
 ........................................................................................
                 210,000    News America Holdings, Inc.
                            deb. 7.7s, 2025                                     198,853
 ........................................................................................
               1,550,000    News America Holdings, Inc.
                            deb. 7 3/4s, 2045                                 1,450,816
 ........................................................................................
                  35,000    Von Hoffman Press Inc.
                            144A sr. sub. notes 10 3/8s, 2007                    36,575
----------------------------------------------------------------------------------------
                                                                              1,767,544
----------------------------------------------------------------------------------------
REIT's  (0.1%)
 ........................................................................................
               1,295,000    National Health Investors, Inc.
                            bonds 7.3s, 2007                                  1,290,480
----------------------------------------------------------------------------------------
Retail  (0.3%)
 ........................................................................................
                  60,000    Brylane (L.P.) sr. sub. notes 10s, 2003              64,200
 ........................................................................................
               1,405,000    Federated Department Stores sr.
                            notes 8 1/2s, 2003                                1,494,007
 ........................................................................................
                  10,000    K mart Corp. med. term notes
                            8.19s, 2003                                           9,670
 ........................................................................................
                  10,000    K mart Corp. med. term notes 8s, 2001                 9,735
 ........................................................................................
                  10,000    K mart Corp. med. term notes
                            6.88s, 1999                                           9,729
 ........................................................................................
                  10,000    K mart Corp. notes 8 1/8s, 2006                       9,850
 ........................................................................................
                  55,000    Loehmanns, Inc. sr. notes 11 7/8s, 2003              55,550
 ........................................................................................
                  60,000    Mothers Work, Inc. sr. notes
                            12 5/8s, 2005                                        62,400
 ........................................................................................
                  50,000    Phar-Mor, Inc. sr. notes 11.72s, 2002                51,500
 ........................................................................................
                  10,000    Ralphs Grocery Co. 144A sr. sub.
                            notes 11s, 2005                                      10,800
 ........................................................................................
                 275,000    Rite Aid Corp. notes 6.7s, 2001                     272,913
 ........................................................................................
                 545,000    Sears Roebuck Acceptance Corp.
                            med. term notes 6.15s, 2005                         537,435
 ........................................................................................
                 250,000    Southland Corp. 1st priority sr. sub.
                            deb. 5s, 2003                                       210,313
 ........................................................................................
                   5,000    Specialty Retailers 144A company
                            guaranty 8 1/2s, 2005                                 4,988
 ........................................................................................
                  50,000    William Carter Co. 144A sr. sub.
                            notes 12s, 2008                                      52,750
----------------------------------------------------------------------------------------
                                                                              2,855,840
----------------------------------------------------------------------------------------
Satellite Services  (0.1%)
 ........................................................................................
                 175,000    Esat Holdings Ltd. 144A sr. notes
                            stepped-coupon zero %
                            (12 1/2s, 2/01/02), 2007 (STP)  (Ireland)           105,875
 ........................................................................................
                 500,000    ICG Holdings, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (13 1/2s, 9/15/00), 2005 (STP)                      365,000
 ........................................................................................
                 105,000    Orbcomm Global Capital Corp. sr.
                            notes Ser. B, 14s, 2004                             106,050
 ........................................................................................
                 155,000    TCI Satellite Entertainment
                            144A sr. sub. notes 10 7/8s, 2007                   155,000
 ........................................................................................
                  65,000    Winstar Equipment Corp.
                            144A company guaranty 12 1/2s, 2004                  63,538
----------------------------------------------------------------------------------------
                                                                                795,463
----------------------------------------------------------------------------------------
Specialty Consumer Products  (0.1%)
 ........................................................................................
                  50,000    Genesco, Inc. sr. notes 10 3/8s, 2003                51,750
 ........................................................................................
                 100,000    Herff Jones, Inc. sr. sub. notes 11s, 2005          108,000
 ........................................................................................
                 250,000    Sassco Fashions Ltd. 144A notes
                            12 3/4s, 1999                                       262,500
----------------------------------------------------------------------------------------
                                                                                422,250
----------------------------------------------------------------------------------------
Telecommunications  (0.8%)
 ........................................................................................
                  45,000    American Communications Services, Inc.
                            sr. disc. notes stepped-coupon zero %
                            (12 3/4s, 4/1/01), 2006 (STP)                        24,750
 ........................................................................................
                 190,000    American Communications Services, Inc.
                            sr. disc. notes stepped-coupon zero %
                            (13s, 11/1/00), 2005 (STP)                          114,000
 ........................................................................................
                  85,000    Arch Communications Group sr. disc.
                            notes stepped-coupon zero %
                            (10 7/8s, 3/15/01), 2008 (STP)                       45,050
 ........................................................................................
                  85,000    Brooks Fiber Properties, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (10 7/8s, 3/1/01), 2006 (STP)                        57,800
 ........................................................................................
                  60,000    Brooks Fiber Properties, Inc.
                            144A sr. notes 10s, 2007                             60,600
 ........................................................................................
                 350,000    Celcaribe S.A. sr. notes
                            stepped-coupon zero %
                            (13 1/2s, 3/15/98), 2004 (STP)                      346,500
 ........................................................................................
                  20,000    Cencall Communications Corp.
                            sr. disc. notes stepped-coupon
                            zero % (10 1/8s, 1/15/99), 2004 (STP)                15,800
 ........................................................................................
                 100,000    Centennial Cellular Corp. sr. notes
                            8 7/8s, 2001                                         99,500
 ........................................................................................
                 135,000    Comcast Cellular 144A sr. notes
                            9 1/2s, 2007                                        135,675
 ........................................................................................
               2,490,000    Compania Telecom Chile notes
                            7 5/8s, 2006 (Chile)                              2,556,558
 ........................................................................................
                  35,000    Consorcio Ecuatoriano
                            144A notes 14s, 2002 (Ecuador)                       37,188
 ........................................................................................
                 130,000    Globo Communicacoes
                            144A company guaranty 10 1/2s,
                            2006 (Brazil)                                       137,800
 ........................................................................................
                  90,000    GST Telecommunications, Inc. company
                            guaranty stepped-coupon zero %
                            (13 7/8s, 1/15/00), 2005 (STP)                       55,800
 ........................................................................................
                 120,000    Hyperion Telecommunication Corp.
                            sr. disc. notes stepped-coupon
                            Ser. B, zero % (13s, 4/15/01), 2003 (STP)            63,300
 ........................................................................................
                 130,000    Intelcom Group (USA), Inc. company
                            guaranty stepped-coupon zero %
                            (12 1/2s, 5/1/01), 2006 (STP)                        87,100
 ........................................................................................
                 100,000    Intercel, Inc. 144A sr. notes 11 1/8s, 2007         101,750
 ........................................................................................
                 170,000    Intercel, Inc. sr. disc. notes
                            stepped-coupon zero % (12s, 2/1/01),
                            2006 (STP)                                          109,650
 ........................................................................................
                 150,000    Intermedia Communications, Inc. sr.
                            disc. notes stepped-coupon zero %
                            (12 1/2s, 5/15/01), 2006 (STP)                      108,000
 ........................................................................................
                 162,000    International Cabletel, Inc. sr. notes
                            stepped-coupon Ser. B, zero %
                            (11 1/2s, 2/01/01), 2006 (STP)                      112,590
 ........................................................................................
                 110,000    International Cabletel, Inc.
                            144A sr. notes 10s, 2007                            113,300
 ........................................................................................
                  85,000    International Wire Group
                            144A sr. sub. notes 11 3/4s, 2005                    92,225
 ........................................................................................
                  85,000    ITC Deltacom, Inc. 144A sr. notes
                            11s, 2007                                            86,700
 ........................................................................................
                 140,000    McLeod, Inc. 144A sr. disc. notes
                            stepped-coupon zero %
                            (10 1/2s, 3/1/02), 2007 (STP)                        89,250
 ........................................................................................
                  70,000    Metrocall, Inc. sr. sub. notes 10 3/8s, 2007         64,400
 ........................................................................................
                 180,000    MFS Communications sr. disc. notes
                            stepped-coupon zero %
                            (8 7/8s, 1/1/01), 2006 (STP)                        142,522
 ........................................................................................
                 205,000    MFS Communications sr. disc. notes
                            stepped-coupon zero %
                            (9 3/8s, 1/15/99), 2004 (STP)                       190,814
 ........................................................................................
                 220,000    Millicom International Cellular S.A. sr.
                            disc. notes stepped-coupon zero %
                            (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)          160,600
 ........................................................................................
                  60,000    Mobile Telecommunications Tech. sr.
                            notes 13 1/2s, 2002                                  64,200
 ........................................................................................
                 560,000    NEXTEL Communications, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (9 3/4s, 2/15/99), 2004 (STP)                       428,400
 ........................................................................................
                 110,000    Nextlink Communications, Inc. sr. notes
                            12 1/2s, 2006                                       117,150
 ........................................................................................
                  60,000    Omnipoint Corp. sr. notes Ser. A,
                            11 5/8s, 2006                                        58,200
 ........................................................................................
                  60,000    Pagemart Nationwide, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (15s, 2/1/00), 2005 (STP)                            45,900
 ........................................................................................
                 100,000    Pricellular Wireless Corp. sr. disc. notes
                            stepped-coupon Ser. B, zero %
                            (14s, 11/15/97), 2001 (STP)                         106,000
 ........................................................................................
                  30,000    Sygnet Wireless, Inc. sr. notes
                            11 1/2s, 2006                                        30,600
 ........................................................................................
                  60,000    Teleport Communications Group Inc.
                            sr. disc. notes stepped-coupon zero %
                            (11 1/8s, 7/1/01), 2007 (STP)                        43,275
 ........................................................................................
                  65,000    Wireless One, Inc. sr. notes 13s, 2003               41,438
 ........................................................................................
               1,075,000    WorldCom, Inc. notes 7 3/4s, 2007                 1,099,381
----------------------------------------------------------------------------------------
                                                                              7,243,766
----------------------------------------------------------------------------------------
Textiles  (-%)
 ........................................................................................
                  30,000    Glenoit Corp. 144A sr. sub. notes
                            11s, 2007                                            31,350
 ........................................................................................
                  35,000    Foamex (L.P.) 144A sr. sub. notes
                            9 7/8s, 2007                                         36,050
 ........................................................................................
                  60,000    Polymer Group 9s, 2007                               59,035
 ........................................................................................
                 105,000    Polysindo International Finance company
                            guaranty 11 3/8s, 2006 (Indonesia)                  115,631
----------------------------------------------------------------------------------------
                                                                                242,066
----------------------------------------------------------------------------------------
Transportation  (0.4%)
 ........................................................................................
                   5,000    Atlantic Express, Inc. 144A company
                            guaranty 10 3/4s, 2004                                5,200
 ........................................................................................
                  60,000    Blue Bird Body Co. sr. sub. notes
                            Ser. B, 10 3/4s, 2006                                63,600
 ........................................................................................
                  20,000    Chemical Leaman Corp. 144A sr. notes
                            10 3/8s, 2005                                        20,400
 ........................................................................................
                 130,000    Consorcio/MCII Holdings sec. notes
                            stepped-coupon zero % (12s, 11/15/98),
                            2002 (STP)                                          113,750
 ........................................................................................
                 310,000    Continental Airlines, Inc. 144A bonds
                            7.42s, 2008                                         312,071
 ........................................................................................
                 725,000    CSX Corp. 144A deb. 7.95s, 2027                     750,063
 ........................................................................................
                 115,000    Newport News Shipbuilding sr. notes
                            8 5/8s, 2006                                        119,025
 ........................................................................................
                 100,000    Newport News Shipbuilding sr. sub.
                            notes 9 1/4s, 2006                                  104,500
 ........................................................................................
                 695,000    Norfolk Southern Corp. bonds
                            7.05s, 2037                                         705,383
 ........................................................................................
               1,200,000    Norfolk Southern Corp. notes
                            6.95s, 2002                                       1,206,996
 ........................................................................................
                  25,000    TFM SA DE CV 144A company
                            guaranty 10 1/4s, 2007 (Mexico)                      25,500
 ........................................................................................
                 130,000    TFM SA DE CV 144A company
                            guaranty stepped-coupon zero %
                            (11 3/4s, 6/15/02), 2009 (Mexico)(STP)               76,700
 ........................................................................................
                   9,000    Viking Star Shipping sr. secd. notes
                            9 5/8s, 2003                                          9,180
----------------------------------------------------------------------------------------
                                                                              3,512,368
----------------------------------------------------------------------------------------
Utilities  (0.5%)
 ........................................................................................
                   5,000    AES China Generating Co. sr. notes
                            10 1/8s, 2006 (China)                                 5,450
 ........................................................................................
                 305,000    Arizona Public Service Co. sr. notes
                            6 3/4s, 2006                                        297,622
 ........................................................................................
                  60,000    Cleveland Electric Illuminating Co.
                            1st mtge. Ser. B, 9 1/2s, 2005                       64,539
 ........................................................................................
                  80,000    CMS Energy Corp. sr. notes 8 1/8s, 2002              80,779
 ........................................................................................
                 485,000    Connecticut Light & Power Co.
                            1st mtge. Ser. A, 7 7/8s, 2001                      487,677
 ........................................................................................
                  10,000    El Paso Electric Co. 1st mtge.
                            Ser. E, 9.4s, 2011                                   10,887
 ........................................................................................
               1,240,000    Enersis S.A. ADR notes 7.4s, 2016 (Chile)         1,201,473
 ........................................................................................
                 195,000    Illinova Corp. sr. notes 7 1/8s, 2004               194,011
 ........................................................................................
                 275,000    Jersey Central Power & Light Co.
                            1st mtge. med. term note 6.85s, 2006                267,490
 ........................................................................................
                 100,000    Long Island Lighting Co. deb. 9s, 2022              109,502
 ........................................................................................
                 100,000    Long Island Lighting Co. deb. 8.9s, 2019            104,227
 ........................................................................................
                 195,000    Midland Funding Corp. deb. Ser. A,
                            11 3/4s, 2005                                       226,974
 ........................................................................................
                 100,000    Niagara Mohawk Power Corp.
                            1st mtge. 5 7/8s, 2002                               92,735
 ........................................................................................
                 100,000    Niagara Mohawk Power Corp. med.
                            term notes 9.95s, 2000                              100,116
 ........................................................................................
                  33,313    Northeast Utilities System notes
                            Ser. A, 8.58s, 2006                                  32,755
 ........................................................................................
                 118,533    Northeast Utilities System notes
                            Ser. B, 8.38s, 2005                                 116,599
 ........................................................................................
                 215,000    Ras Laffan Natural Gas 144A sec.
                            notes 8.294s, 2014                                  224,272
 ........................................................................................
                 430,000    Ras Laffan Natural Gas 144A sec.
                            notes 7.628s, 2006                                  440,213
 ........................................................................................
                 510,000    US West Capital Funding, Inc. company
                            guaranty 6.95s, 2037                                508,883
----------------------------------------------------------------------------------------
                                                                              4,566,204
----------------------------------------------------------------------------------------
                            Total Corporate Bonds and
                            Notes  (cost $80,427,368)                       $75,297,499
----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES  (7.7%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
AUD            2,030,000    Australia (Government of) bonds
                            Ser. 1106, 6 3/4s, 2006                          $1,504,367
 ........................................................................................
AUD            2,910,000    Australia (Government of) bonds
                            Ser. 302, 9 3/4s, 2002                            2,488,697
 ........................................................................................
MXP              105,000    Banco Nacional Comercio Exterior
                            sovereign eurobond 11 1/4s,
                            2006 (Mexico)                                       118,388
 ........................................................................................
USD              840,000    Bank of Foreign Economic Affairs of
                            Russia (Vnesheconombank) principal
                            loan FRN, Libor plus 13/16,
                            2020 (NON)##(POR)                                   558,600
 ........................................................................................
CAD            6,885,000    Canada (Government of) bonds
                            Ser. WE00, 5 1/2s, 2002                           4,918,000
 ........................................................................................
DEM            9,620,000    DBR Unity Fund bonds 8s,
                            2002 (Germany)                                    6,273,553
 ........................................................................................
DKK            7,500,000    Denmark (Government of) bonds
                            7s, 2026                                          1,107,285
 ........................................................................................
DKK           10,055,000    Denmark (Government of) bonds
                            8s, 2001                                          1,698,888
 ........................................................................................
DKK            6,630,000    Denmark (Government of) bonds
                            8s, 2006                                          1,122,500
 ........................................................................................
FRF           47,695,000    France (Government of) notes
                            5 1/2s, 2001                                      8,458,547
 ........................................................................................
DEM            7,285,000    Germany (Federal Republic of) bonds
                            Ser. 97, 6s, 2007                                 4,264,034
 ........................................................................................
ITL        6,565,000,000    Italy (Government of) bonds
                            7 3/4s, 2001                                      4,075,123
 ........................................................................................
ITL        8,345,000,000    Italy (Government of) bonds
                            6 1/4s, 2002                                      4,933,737
 ........................................................................................
USD            1,810,000    Quebec (Province of) deb. Ser. NN,
                            7 1/8s, 2024                                      1,702,414
 ........................................................................................
ZAR            2,090,000    South Africa (Republic of) bonds
                            Ser. 153, 13s, 2010                                 422,103
 ........................................................................................
ESP          493,080,000    Spain (Government of) bonds 9.4s, 1999            3,591,822
 ........................................................................................
ESP          241,800,000    Spain (Government of) bonds 7.9s, 2002            1,797,166
 ........................................................................................
SEK           13,700,000    Sweden(Government of) bonds
                            Ser. 1039, 5 1/2s, 2002                           1,757,458
 ........................................................................................
GBP            3,095,000    United Kingdom Treasury bonds
                            7 1/2s, 2006                                      5,286,540
 ........................................................................................
GBP            4,805,000    United Kingdom Treasury bonds
                            7s, 2002                                          7,977,448
 ........................................................................................
GBP            2,210,000    United Kingdom Treasury bonds 6s, 1999            3,613,953
----------------------------------------------------------------------------------------
                            Total Foreign Government Bonds
                            and Notes  (cost $61,486,025)                    67,670,623
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES  (1.6%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $1,560,000    Advanta Mortgage Loan Trust Ser. 97-2,
                            Class A2, 7.05s, 2021                            $1,568,288
 ........................................................................................
                 635,000    Associates Manufactured Housing
                            Ser. 96-1, Class A3, 7s, 2027                       638,373
 ........................................................................................
                 420,000    Capital Equipment Receivables Trust
                            Ser. 96-1, Class A4, 6.28s, 2000                    419,934
 ........................................................................................
               2,125,000    Green Tree Financial Corp. Ser. 97-3
                            Class A4, 6.93s, 2028                             2,140,605
 ........................................................................................
               1,195,000    Green Tree Financial Corp. Ser. 97-2,
                            Class A6, 7.24s, 2028                             1,213,672
 ........................................................................................
               1,000,000    Green Tree Financial Corp. Ser. 97-4,
                            Class A3, 6.45s, 2029                               997,500
 ........................................................................................
               2,415,000    Green Tree Recreational Equipment &
                            Cons Ser. 97-B, Class A1, 6.55s, 2028             2,415,000
 ........................................................................................
                 765,000    Premier Auto Trust Ser. 96-4,
                            Class A4, 6.4s, 2001                                765,237
 ........................................................................................
               1,640,000    Railcar Leasing L.L.C. Ser. 1, Class A1,
                            6 3/4s, 2006                                      1,629,750
 ........................................................................................
                 970,000    Standard Credit Card Master Trust
                            Ser. 91-3A, 8 7/8s, 1999                            995,763
 ........................................................................................
               1,010,000    Standard Credit Card Master Trust
                            Ser. 95-6, Class A, 6 3/4s, 2000                  1,015,989
----------------------------------------------------------------------------------------
                            Total Asset-Backed Securities
                            (cost $13,787,645)                              $13,800,111
----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (1.1%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $1,023,120    Chase Mortgage Finance Corp.
                            Ser. 94-1, Class B2, 6.6143s, 2025                 $951,502
 ........................................................................................
               3,013,276    Collateralized Mortgage Obligation Trust
                            Ser. 64, Class Z, 9s. 2020                        3,240,684
 ........................................................................................
               1,056,969    Federal National Mortgage Association
                            Ser. 97-13, Class A, 7s, 2022                     1,054,992
 ........................................................................................
                 478,818    Federal National Mortgage Association
                            Ser. 97-25, Class VA, 7s, 2002                      483,157
 ........................................................................................
               1,087,114    Federal National Mortgage Association
                            Ser. 93-240, Class B, 6 1/4s, 2013                1,045,668
 ........................................................................................
               1,100,000    GE Capital Mortgage Services Inc.
                            Ser. 94-8A2, 6s, 2024                             1,090,719
 ........................................................................................
               1,143,260    Residential Funding Mortgage
                            Securities I Ser. 93-S36, Class A3,
                            5.065s, 2008                                      1,132,542
 ........................................................................................
                 752,889    Salomon Brothers Mortgage Securities
                            VII Ser. 93-C1, Class A2, 6.9s, 2023                757,135
----------------------------------------------------------------------------------------
                            Total Collateralized Mortgage
                            Obligations  (cost $9,887,160)                   $9,756,399
----------------------------------------------------------------------------------------
UNITS  (0.1%) *
----------------------------------------------------------------------------------------
Number Of Units                                                                   Value
 ........................................................................................
                     150    Advanced Radio Telecommunications
                            units 14s, 2007                                    $150,000
 ........................................................................................
                     260    Colt Telecommunications Group PLC
                            units stepped-coupon zero %
                            (12s, 12/15/01), 2006
                            (United Kingdom) (STP)                              169,000
 ........................................................................................
                      80    Globalstar L.P. Capital units 11 3/8s, 2004          80,200
 ........................................................................................
                      15    Hedstrom Holdings, Inc. units
                            zero % (12s,6/01/02), 2009 (STP)                      8,925
 ........................................................................................
                      10    McCaw International Ltd. 144A units
                            stepped-coupon zero %
                            (13s, 4/15/02), 2007 (STP)                            4,850
 ........................................................................................
                     120    Orion Network Systems units
                            12.5s,, 2007                                         72,900
 ........................................................................................
                       5    Paging Network Do Brasil units
                            13 1/2s, 2005 (Brazil)                                4,963
 ........................................................................................
                      50    Real Time Data 144A units
                            stepped-coupon zero %
                            (13 1/2s, 8/15/01), 2006 (STP)                       28,500
----------------------------------------------------------------------------------------
                            Total Units  (cost $507,226)                       $519,338
----------------------------------------------------------------------------------------
PREFERRED STOCKS  (0.3%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                      13    American Radio Systems Inc.
                            $11.375 pfd.                                         $1,385
 ........................................................................................
                   5,200    AmeriKing, Inc. $3.25 pfd. (PIK)                    145,600
 ........................................................................................
                  19,500    Banco Bradesco BRC .22 No Par Value
                            (NPV) pfd. (Brazil)                                 196,558
 ........................................................................................
                   1,622    Cablevision Systems Corp. Ser. M,
                            $11.125 dep. shs. pfd. (PIK)                        163,822
 ........................................................................................
                     500    Capstar Broadcasting Inc. 144A
                            $12.00 pfd.                                          50,250
 ........................................................................................
                   1,025    Chancellor Radio Broadcasting
                            144A $12.00 pfd.                                    117,363
 ........................................................................................
                     873    El Paso Electric Co. $11.40 pfd (PIK)                98,213
 ........................................................................................
                     110    Fresenius Medical Care AG Ser. D,
                            $9.00 pfd.  (Germany)                               112,200
 ........................................................................................
                     500    Intermedia Communication Ser. B,
                            13.50% pfd. (PIK)                                   516,250
 ........................................................................................
                     970    Nextlink Communications, Inc. Ser.
                            144A $7.00 pfd.                                      50,198
 ........................................................................................
                     325    NTL Inc. 144A 13% pfd. (PIK)                        341,250
 ........................................................................................
                   2,600    Petroleo Brasileiro S.A. BRC
                            $6.067 pfd.  (Brazil)                               722,246
 ........................................................................................
                   1,280    SFX Broadcasting, Inc. Ser. E,
                            $12.625 pfd. (PIK)                                  136,960
 ........................................................................................
                      80    Spanish Broadcasting Systems
                            144A $14.25 pfd. (PIK)                               74,400
 ........................................................................................
                      13    Time Warner Inc. Ser. M, $10.25 pfd. (PIK)           14,365
 ........................................................................................
                     810    Von Hoffman Corp. 144A 13.50% pfd.                   23,166
----------------------------------------------------------------------------------------
                            Total Preferred Stocks  (cost $2,257,866)        $2,764,226
----------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  (0.2%) * (cost $1,274,515)
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                  11,445    Case Corp. $4.50 cv. pfd.                        $1,878,411
----------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES  (0.2%) * (cost $1,670,000)
----------------------------------------------------------------------------------------
Principal Amount                                              Ratings**           Value
 ........................................................................................
              $1,670,000    NJ Econ. Dev. Auth. Rev.
                            Bonds, Ser. A, MBIA, 7.425s,
                            2/15/29                                 Aaa      $1,670,000
----------------------------------------------------------------------------------------
BRADY BONDS  (0.1%) * (BRA)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
                $755,000    Bulgaria (Republic of) deb. Ser. IAB,
                            6.563s, 2011                                       $543,600
 ........................................................................................
                 708,000    United Mexican States Ser. C,
                            6.8203s, 2019                                       658,440
----------------------------------------------------------------------------------------
                            Total Brady Bonds
                            (cost $1,179,992)                                $1,202,040
----------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING  (0.1%) *
----------------------------------------------------------------------------------------
Contract                                               Expiration Date/
Amount                                                     Strike Price           Value
 ........................................................................................
USD              100,500    Standard & Poor's 500
                            Index futures
                            contracts (put)            Aug. 97 / 112.10        $211,050
 ........................................................................................
DEM            7,250,000    German Government
                            Bond futures
                            contracts (put)            July 97  / 96.75             416
 ........................................................................................
JPY          800,000,000    Japanese Government
                            Bond futues
                            contracts (call)             Aug. 97 /118.0         426,201
 ........................................................................................
JPY        1,600,000,000    Japanese Government
                            Bond futures
                            contracts (call)             Aug. 97 /124.0         135,546
 ........................................................................................
USD            7,245,700    U.S. dollars in
                            exchange for
                            Japanese yen (call)        Aug. 97 / 112.10         169,187
----------------------------------------------------------------------------------------
                            Total Purchased Options
                            Outstanding  (cost $2,306,068)                     $942,400
----------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES  (-%)*
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
                $200,000    Argosy Gaming cv. sub. notes 12s, 2001              151,500
 ........................................................................................
                  45,000    Exide Corp. 144A cv. sr. sub.
                            notes 2.9s, 2005                                     27,731
 ........................................................................................
                  50,000    Integrated Device Technology, Inc. cv.
                            sub. notes 5 1/2s, 2002                              42,625
 ........................................................................................
                  30,000    National Semiconductor Corp. cv.
                            deb. 6 1/2s, 2002                                    31,050
 ........................................................................................
                  50,000    VLSI Technology, Inc. cv. sub. notes
                            8 1/4s, 2005                                         50,125
 ........................................................................................
                 185,000    Winstar Communications. Inc.
                            144A cv. sr. disc. notes stepped-coupon
                            zero % (14s, 10/15/00), 2005 (STP)                  112,850
----------------------------------------------------------------------------------------
                            Total Convertible Bonds
                            and Notes  (cost $429,913)                          415,881
----------------------------------------------------------------------------------------
WARRANTS  (-%)*(NON)
----------------------------------------------------------------------------------------
Number of  Warrants                                    Expiration Date            Value
 ........................................................................................
                     175    Esat Holdings Warrant               1/1/04            3,500
 ........................................................................................
                   1,400    Generale Des Eaux (France)          5/2/01              839
 ........................................................................................
                     425    Hyperion Telecommunications
                            144A                               4/15/01           12,750
 ........................................................................................
                   1,920    Intercel, Inc.                      2/1/06           13,824
 ........................................................................................
                     970    Nextlink Communications, Inc.
                            144A                                2/1/09              $10
 ........................................................................................
                      80    Spanish Broadcasting Systems
                            144A                               6/30/99            9,600
----------------------------------------------------------------------------------------
                            Total Warrants  (cost $30,310)                       40,523
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  (8.8%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $27,515,000    Interest in $200,289,000 joint
                            repurchase agreement dated
                            June 30, 1997 with JP Morgan
                            Securities due July 1, 1997
                            with respect to various U.S.
                            Treasury obligations - maturity
                            value of $27,519,548 for an
                            effective yield of 5.95%                        $27,519,548
 ........................................................................................
              50,000,000    Interest in $750,000,000 joint
                            repurchase agreement dated
                            June 30, 1997 with Goldman Sachs
                            due July 1, 1997 with respect to
                            various U.S. Treasury obligations -
                            maturity value of $50,008,160 for
                            an effective yield of 5.875%                     50,008,160
----------------------------------------------------------------------------------------
                            Total Short-Term Investments
                            (cost $77,527,708)                              $77,527,708
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $772,889,446) ***                        $899,665,976
----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 1997 (Unaudited)
(aggregate face value $75,784,824)
----------------------------------------------------------------------------------------
                                                                              Unrealized
                          Market          Aggregate          Delivery      Appreciation/
                           Value         Face Value              Date     (Depreciation)
 ........................................................................................
Australian Dollars      $826,814           $856,766           9/17/97          $(29,952)
 ........................................................................................
Canadian Dollars       2,426,733          2,435,152           9/17/97            (8,419)
 ........................................................................................
Deutschemarks         22,039,167         22,285,437           9/17/97          (246,270)
 ........................................................................................
Italian Lira           3,089,790          3,107,676           9/17/97           (17,886)
 ........................................................................................
Japanese Yen          37,903,275         38,608,813           9/17/97          (705,538)
 ........................................................................................
Polish Zloty             472,172            482,710           6/05/98           (10,538)
 ........................................................................................
Spanish Peseta         1,332,741          1,368,373           9/17/97           (35,632)
 ........................................................................................
Swedish Krona          1,804,879          1,846,063           9/17/97           (41,184)
 ........................................................................................
Swiss Francs           4,603,679          4,793,834           9/17/97          (190,155)
----------------------------------------------------------------------------------------
                                                                            $(1,285,574)
----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1997 (Unaudited)
(aggregate face value $80,849,320)
----------------------------------------------------------------------------------------
                                                                            Unrealized
                          Market          Aggregate          Delivery    Appreciation/
                           Value         Face Value              Date    (Depreciation)
 ........................................................................................
Australian Dollars    $3,740,711         $3,766,430           9/17/97           $25,719
 ........................................................................................
British Pounds        10,250,004         10,064,563           9/17/97          (185,441)
 ........................................................................................
Danish Krone           2,216,833          2,256,872           9/17/97            40,039
 ........................................................................................
Deutschemarks         19,315,984         19,502,616           9/17/97           186,632
 ........................................................................................
Deutschemarks          2,172,822          2,211,820           7/30/97            38,998
 ........................................................................................
French Francs            910,074            928,375           9/17/97            18,301
 ........................................................................................
French Francs          6,532,478          6,662,821           8/13/97           130,343
 ........................................................................................
Italian Lira           5,095,063          5,187,201           9/17/97            92,138
 ........................................................................................
Japanese Yen           4,147,783          4,195,996          11/20/97            48,213
 ........................................................................................
Japanese Yen          11,999,329         12,106,855           9/17/97           107,526
 ........................................................................................
Japanese Yen           2,424,581          2,222,490           7/16/97          (202,091)
 ........................................................................................
Spanish Peseta         3,639,744          3,672,838           9/17/97            33,094
 ........................................................................................
Swedish Krona          1,901,319          1,946,646           9/17/97            45,327
 ........................................................................................
Swiss Francs           4,154,639          4,295,190           9/17/97           140,551
 ........................................................................................
Swiss Francs           1,815,150          1,828,607          08/06/97            13,457
----------------------------------------------------------------------------------------
                                                                               $532,806
----------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 1997 (Unaudited)
----------------------------------------------------------------------------------------
                                                                              Unrealized
                          Market          Aggregate        Expiration      Appreciation/
                           Value         Face Value              Date     (Depreciation)
 ........................................................................................
Dax Index
(Long)               $23,936,909        $23,406,940           Sep. 97          $529,969
 ........................................................................................
FTSE 100
Index (Long)          78,195,509         80,749,469           Sep. 97        (2,553,960)
 ........................................................................................
NIKKEI 225 SMX
(Long)                39,853,342         39,784,607           Sep. 97            68,735
 ........................................................................................
GERMAN 10 years
(Long)                75,528,117         74,542,874           Sep. 97           985,243
 ........................................................................................
S&P 500 INDEX
(Short)               72,555,375         69,490,975           Sep. 97        (3,064,400)
 ........................................................................................
GILT (Short)           9,671,516          9,652,864           Sep. 97           (18,652)
 ........................................................................................
UST Notes 5 years
(Short)               44,368,172         44,168,328           Sep. 97          (199,844)
 ........................................................................................
UST Notes 10 years
(Short)               52,535,125         52,181,563           Sep. 97          (353,562)
----------------------------------------------------------------------------------------
                                                                            $(4,606,471)
----------------------------------------------------------------------------------------
TBA Sale Commitments at June 30, 1997
(proceeds receivable $8,353,404)
----------------------------------------------------------------------------------------
                       Principal            Deliver            Coupon            Market
Agency                    Amount              Month              Rate             Value
 ........................................................................................
FNMA
(7 Year Balloon)      $4,679,000          July 1999              6.5%        $4,621,963
 ........................................................................................
FNMA Dwarf               450,000          July 1999              5.5%           424,827
 ........................................................................................
FHLMC                  1,610,000          July 2027              7.5%         1,616,038
 ........................................................................................
FNMA                   1,684,000          July 2027              7.5%         1,687,671
----------------------------------------------------------------------------------------
                                                                             $8,350,499
----------------------------------------------------------------------------------------
Written Options Outstanding at June 30, 1997 (Unaudited)
(premium received $55,611)
----------------------------------------------------------------------------------------
                                                             Expiration
Contract                                                           Date/         Market
Amount                                                      Strike Price          Value
 ........................................................................................
$3,622,850           U.S. Dollars in Exchange
                     for Japanese Yen                Aug. 97 / JPY 109.1        $15,759
----------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1997:
(as percentage of Market Value)
----------------------------------------------------------------------------------------
France                                                                              2.6%
 ........................................................................................
Germany                                                                             2.0
 ........................................................................................
Italy                                                                               1.6
 ........................................................................................
Japan                                                                               2.7
 ........................................................................................
Netherlands                                                                         1.4
 ........................................................................................
Sweden                                                                              1.0
 ........................................................................................
Switzerland                                                                         1.4
 ........................................................................................
United Kingdom                                                                      3.6
 ........................................................................................
United States                                                                      78.8
 ........................................................................................
Other                                                                               4.9
----------------------------------------------------------------------------------------
Total                                                                             100.0%
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS






Putnam VT Global Growth Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS  (95.6%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
Aerospace and Defense  (1.3%)
 ........................................................................................
                  78,400    Boeing Co.                                       $4,160,100
 ........................................................................................
               1,322,000    Smiths Industries PLC (United Kingdom)           16,931,592
----------------------------------------------------------------------------------------
                                                                             21,091,692
----------------------------------------------------------------------------------------
Agriculture  (0.1%)
 ........................................................................................
                 723,000    IOI Corp. (Malaysia)                                824,813
----------------------------------------------------------------------------------------
Automotive  (2.4%)
 ........................................................................................
                 115,000    Astra International (Indonesia) (NON)               475,418
 ........................................................................................
               1,576,000    Fuji Heavy Industries (Japan)                     8,230,983
 ........................................................................................
               1,610,000    Perusahaan Otomobil Nasional
                            Berhad (Malaysia)                                 7,525,451
 ........................................................................................
                 239,000    Tan Chong Motor Holdings
                            Berhad (Malaysia)                                   450,640
 ........................................................................................
                  55,000    Tata Engineering and Locomotive Co.,
                            Ltd. (India) (NON)                                  695,385
 ........................................................................................
                 377,000    Toyota Motor Corp. (Japan) (NON)                 11,128,903
 ........................................................................................
                 182,810    Valeo S.A. (France)                              11,356,591
----------------------------------------------------------------------------------------
                                                                             39,863,371
----------------------------------------------------------------------------------------
Basic Industrial Products  (0.4%)
 ........................................................................................
                 146,000    Hoya Corp. (Japan)                                6,503,053
----------------------------------------------------------------------------------------
Biotechnology  (0.2%)
 ........................................................................................
                  56,600    Quintiles Transnational Corp. (NON)               3,940,775
----------------------------------------------------------------------------------------
Broadcasting and Media  (2.1%)
 ........................................................................................
                  47,300    Canal Plus ADR (France)                           9,209,633
 ........................................................................................
                  50,900    Grupo Televisa S.A.GDR (Mexico) (NON)             1,546,088
 ........................................................................................
                  38,600    Investec Consultadoria International
                            (Portugal) (NON)                                  1,316,438
 ........................................................................................
               3,188,000    Television Broadcasts Ltd. (Hong Kong)           14,321,617
 ........................................................................................
                 432,000    Tokyo Broadcasting System (Japan)                 8,866,371
----------------------------------------------------------------------------------------
                                                                             35,260,147
----------------------------------------------------------------------------------------
Building and Construction  (1.4%)
 ........................................................................................
                 100,000    Cemex, S.A. de C.V. (Mexico)                        428,914
 ........................................................................................
                 340,000    Cemex, S.A. de C.V. Class B, (Mexico) (NON)       1,659,897
 ........................................................................................
                 410,000    Cheung Kong Infrastructure Holdings
                            (Hong Kong) (NON)                                 1,188,214
 ........................................................................................
                  47,600    Grupo Imsa S.A. ADR (Mexico) (NON)                1,285,200
 ........................................................................................
                  90,000    Gujarat Ambuja Cements Ltd. (India)               1,021,500
 ........................................................................................
                 550,000    IJM Corp. Berhad (Malaysia)                       1,154,684
 ........................................................................................
               3,117,400    New World Infrastructure Ltd.
                            (Hong Kong) (NON)                                 8,813,149
 ........................................................................................
                 320,500    Semen Gresik (Indonesia)                            718,515
 ........................................................................................
                 133,000    United Engineers Ltd. (Malaysia)                    958,843
 ........................................................................................
               1,671,000    YTL Corp. Berhad (Malaysia)                       5,162,924
----------------------------------------------------------------------------------------
                                                                             22,391,840
----------------------------------------------------------------------------------------
Business Equipment and Services  (2.8%)
 ........................................................................................
                  14,409    Adecco S.A. (Switzerland)                         5,523,335
 ........................................................................................
                  88,000    Equifax, Inc.                                     3,272,500
 ........................................................................................
                  80,500    Gartner Group, Inc. Class A, (NON)                2,892,969
 ........................................................................................
                  42,900    HBO & Co.                                         2,954,738
 ........................................................................................
               2,100,500    International Container Terminal
                            Services, Inc. (Philippines)                      1,076,157
 ........................................................................................
                  86,100    Paychex, Inc.                                     3,271,800
 ........................................................................................
               1,567,000    Reuters Holdings PLC ADR
                            (United Kingdom)                                 16,509,367
 ........................................................................................
                 653,000    Ricoh Co., Ltd. (Japan) (NON)                     8,554,581
 ........................................................................................
                  50,600    Symbol Technologies, Inc. (NON)                   1,701,425
----------------------------------------------------------------------------------------
                                                                             45,756,872
----------------------------------------------------------------------------------------
Cable Television (-%)
 ........................................................................................
                  38,400    Multicanal Participacoes S.A. ADR
                            (Brazil) (NON)                                      523,200
----------------------------------------------------------------------------------------
Chemicals  (1.3%)
 ........................................................................................
               1,900,000    Beijing Yanhua Petrochemical Co.,
                            Ltd. Class H (NON)                                  412,057
 ........................................................................................
                  70,600    Praxair, Inc.                                     3,953,600
 ........................................................................................
                 631,000    Shin-Etsu Chemical Co. (Japan)                   16,753,179
----------------------------------------------------------------------------------------
                                                                             21,118,836
----------------------------------------------------------------------------------------
Computer Services and Software  (4.0%)
 ........................................................................................
                  80,700    BMC Software, Inc. (NON)                          4,468,763
 ........................................................................................
                 164,000    Baan Co., N.V. (Netherlands) (NON)               11,120,636
 ........................................................................................
                  72,700    Computer Associates Intl., Inc.                   4,048,481
 ........................................................................................
                  96,900    EMC Corp. (NON)                                   3,779,100
 ........................................................................................
                 318,588    Getronics Electric N.V. (Netherlands)            10,297,991
 ........................................................................................
                  82,200    Microsoft Corp. (NON)                            10,388,025
 ........................................................................................
                 109,200    Parametric Technology Corp. (NON)                 4,647,825
 ........................................................................................
                  72,700    PeopleSoft, Inc. (NON)                            3,834,925
 ........................................................................................
                 636,800    SEMA Group PLC (United Kingdom) (NON)            13,063,143
----------------------------------------------------------------------------------------
                                                                             65,648,889
----------------------------------------------------------------------------------------
Computers  (0.6%)
 ........................................................................................
                 400,000    Acer, Inc. (Taiwan) (NON)                         1,439,885
 ........................................................................................
                  47,500    Compaq Computer Corp. (NON)                       4,714,375
 ........................................................................................
                 117,800    Gateway 2000, Inc. (NON)                          3,821,138
----------------------------------------------------------------------------------------
                                                                              9,975,398
----------------------------------------------------------------------------------------
Conglomerates  (1.0%)
 ........................................................................................
               1,121,200    Granada Group PLC (United Kingdom)               14,742,390
 ........................................................................................
                 260,000    Industrial Finance Corp. (Thailand)                 331,530
 ........................................................................................
                 458,000    Lonrho PLC (South Africa) (NON)                     982,078
----------------------------------------------------------------------------------------
                                                                             16,055,998
----------------------------------------------------------------------------------------
Consumer Non Durables  (0.9%)
 ........................................................................................
                  39,400    Adidas AG (Germany) (NON)                         4,361,457
 ........................................................................................
                  38,700    Adidas AG 144A (Germany) (NON)                    4,217,379
 ........................................................................................
                  69,200    Jones Apparel Group, Inc. (NON)                   3,304,300
 ........................................................................................
                  99,100    Nautica Enterprises, Inc. (NON)                   2,619,956
----------------------------------------------------------------------------------------
                                                                             14,503,092
----------------------------------------------------------------------------------------
Consumer Products  (2.1%)
 ........................................................................................
                  28,300    Clorox Co.                                        3,735,600
 ........................................................................................
                 180,000    Daya Guna Samudera (Indonesia) (NON)                323,938
 ........................................................................................
                  69,900    Gillette Co.                                      6,623,025
 ........................................................................................
                  87,000    Procter & Gamble Co.                             12,288,750
 ........................................................................................
                  45,000    Unilever N.V. (Netherlands)                       9,479,963
 ........................................................................................
                  73,000    Unilever Group (United Kingdom)                   2,091,643
----------------------------------------------------------------------------------------
                                                                             34,542,919
----------------------------------------------------------------------------------------
Consumer Services  (2.1%)
 ........................................................................................
               1,502,200    Compass Group PLC (United Kingdom)               16,851,764
 ........................................................................................
                  18,000    East India Hotel Ltd. 144A GDR (India) (NON)        290,340
 ........................................................................................
                 968,000    Genting Berhad Co. (Malaysia) (NON)               4,639,651
 ........................................................................................
               2,000,000    Grand Hotel Group                                 3,134,560
 ........................................................................................
                  61,200    Marriott International, Inc.                      3,756,150
 ........................................................................................
               3,278,000    Sydney Harbor Casino (Australia) (NON)            5,137,544
----------------------------------------------------------------------------------------
                                                                             33,810,009
----------------------------------------------------------------------------------------
Cosmetics  (0.9%)
 ........................................................................................
                  42,400    Avon Products, Inc.                               2,991,850
 ........................................................................................
                 696,000    Shiseido Co., Ltd. (Japan) (NON)                 11,488,553
----------------------------------------------------------------------------------------
                                                                             14,480,403
----------------------------------------------------------------------------------------
Educational Services  (0.2%)
 ........................................................................................
                  76,500    Apollo Group, Inc. Class A (NON)                  2,696,625
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment  (12.8%)
 ........................................................................................
                   8,300    ABB AG (Switzerland)                             12,555,959
 ........................................................................................
                  94,700    Adaptec, Inc. (NON)                               3,290,825
 ........................................................................................
                 111,300    Advantest Corp. (Japan)                           8,554,057
 ........................................................................................
                  21,000    Ase Test Limited (NON)                              883,875
 ........................................................................................
                 121,591    ASM Lithography Holding N.V.
                            (Netherlands) (NON)                               7,036,086
 ........................................................................................
                 210,000    Delta Electronics Industrial (Taiwan) (NON)       1,300,216
 ........................................................................................
                  70,550    Diebold, Inc.                                     2,751,450
 ........................................................................................
                 432,000    Electrocomponents PLC
                            (United Kingdom)                                  3,224,808
 ........................................................................................
                 229,000    Fanuc (Japan)                                     8,799,996
 ........................................................................................
                 295,100    General Electric Co.                             19,292,163
 ........................................................................................
                  85,000    Hirose Electric Co., Ltd. (Japan)                 5,834,932
 ........................................................................................
                  76,100    Honeywell, Inc.                                   5,774,088
 ........................................................................................
                  25,000    Hyundai Electronics Industries Co.
                            (South Korea) (NON)                               1,283,862
 ........................................................................................
                  80,200    Intel Corp.                                      11,373,363
 ........................................................................................
                  64,900    Keyence Corp. (Japan)                             9,635,803
 ........................................................................................
                  81,700    KLA Instruments Corp. (NON)                       3,982,875
 ........................................................................................
                 286,300    Molins PLC (United Kingdom)                       2,430,240
 ........................................................................................
                  78,200    Motorola, Inc.                                    5,943,200
 ........................................................................................
               1,201,000    NEC Corp. (Japan)                                16,782,524
 ........................................................................................
                 215,000    Nippondenso Co., Ltd. (Japan)                     5,144,976
 ........................................................................................
                  84,000    Rohm Co., Ltd. (Japan)                            8,656,764
 ........................................................................................
                 250,300    SGS-Thomson Microelectronics
                            ADR (France) (NON)                               20,024,000
 ........................................................................................
               1,388,000    Siebe PLC (United Kingdom)                       23,494,604
 ........................................................................................
                  40,000    Siliconware Precision Industries Co.
                            GDR (Taiwan) (NON)                                  680,000
 ........................................................................................
                  29,300    Tadiran Ltd. (Israel)                               822,112
 ........................................................................................
                  59,000    Teradyne, Inc. (NON)                              2,315,750
 ........................................................................................
                 315,400    Tokyo Electron Ltd. (Japan)                      15,095,119
 ........................................................................................
                 136,800    Westinghouse Electric Corp.                       3,163,500
----------------------------------------------------------------------------------------
                                                                            210,127,147
----------------------------------------------------------------------------------------
Energy-Related  (0.7%)
 ........................................................................................
                  44,200    AES Corp. (NON)                                   3,127,150
 ........................................................................................
                 141,100    IHC Caland N.V. (Netherlands)                     7,718,991
 ........................................................................................
                 160,000    Malakoff Berhard (Malaysia)                         697,168
----------------------------------------------------------------------------------------
                                                                             11,543,309
----------------------------------------------------------------------------------------
Entertainment  (0.6%)
 ........................................................................................
                 169,000    Berjaya Sports Toto Berhad (Malaysia)               796,633
 ........................................................................................
                 106,300    Disney (Walt) Productions, Inc.                   8,530,575
----------------------------------------------------------------------------------------
                                                                              9,327,208
----------------------------------------------------------------------------------------
Environmental Control  (0.2%)
 ........................................................................................
                  83,700    USA Waste Services, Inc. (NON)                    3,232,913
----------------------------------------------------------------------------------------
Food and Beverages  (4.8%)
 ........................................................................................
                  91,800    Campbell Soup Co.                                 4,590,000
 ........................................................................................
                 221,800    Coca-Cola Co.                                    14,971,500
 ........................................................................................
                 294,900    Coca-Cola Enterprises, Inc.                       6,782,700
 ........................................................................................
                  97,000    ConAgra, Inc.                                     6,220,125
 ........................................................................................
                 386,100    Fomento Economico Mexicano, S.A. de
                            C.V. Class B (Mexico)                             2,303,839
 ........................................................................................
                  44,200    LVMH (France) (NON)                              11,885,967
 ........................................................................................
                  17,879    Nestle S.A. (Switzerland)                        23,571,055
 ........................................................................................
                  12,088    Nutricia Verenigde Bedrijven N.V.
                            (Netherlands) (NON)                               1,910,513
 ........................................................................................
                  78,100    Panamerican Beverages, Inc. Class A
                            (Mexico)                                          2,567,538
 ........................................................................................
                 117,500    Sara Lee Corp.                                    4,890,938
----------------------------------------------------------------------------------------
                                                                             79,694,175
----------------------------------------------------------------------------------------
Forest Products  (0.2%)
 ........................................................................................
                  22,000    Nichiei Co., Ltd. (Japan)                         2,555,457
----------------------------------------------------------------------------------------
Health Care  (0.7%)
 ........................................................................................
                 540,000    Biota Holdings Ltd. (Australia) (NON)             1,912,383
 ........................................................................................
                 100,150    Cardinal Health, Inc.                             5,733,588
 ........................................................................................
                 187,500    Healthsouth Corp. (NON)                           4,675,781
----------------------------------------------------------------------------------------
                                                                             12,321,752
----------------------------------------------------------------------------------------
Hospital Management and Medical Services  (0.5%)
 ........................................................................................
                  55,400    Oxford Health Plans, Inc. (NON)                   3,974,950
 ........................................................................................
                 105,000    Quorum Health Group, Inc. (NON)                   3,753,750
----------------------------------------------------------------------------------------
                                                                              7,728,700
----------------------------------------------------------------------------------------
Insurance and Finance  (14.9%)
 ........................................................................................
                 116,000    Acom Co., Ltd.                                    5,592,312
 ........................................................................................
                  29,200    Aetna, Inc.                                       2,989,350
 ........................................................................................
                 387,000    AFLAC, Inc.                                      18,285,750
 ........................................................................................
                  55,800    American Express Co.                              4,157,100
 ........................................................................................
                  39,900    American International Group, Inc.                5,960,063
 ........................................................................................
               1,623,000    Australia New Zealand Bank (NON)                 12,107,012
 ........................................................................................
                 282,700    Axa S.A. (France) (NON)                          17,586,052
 ........................................................................................
                 234,400    Banco Bradesco BRC . (Brazil)                     2,362,728
 ........................................................................................
                  58,944    Banco De Galicia y Buenos Aires
                            Class B ADR (Argentina)                           1,554,648
 ........................................................................................
                 141,100    Banco Frances del Rio de la Plata S.A.
                            ADR (Argentina)                                   1,528,266
 ........................................................................................
                  97,568    Banco Santander (Spain)                           3,007,189
 ........................................................................................
                 120,000    Bangkok Bank Public Co., Ltd. (Thailand)            825,348
 ........................................................................................
                  14,300    Bank Handlowy 144A (NON)                            152,359
 ........................................................................................
                 371,000    Bank Hapoalim Ltd. (Israel) (NON)                   774,924
 ........................................................................................
                  60,900    Barnett Banks, Inc.                               3,197,250
 ........................................................................................
                  68,000    Cetelem Group (France)                            8,552,804
 ........................................................................................
                  40,600    Citicorp                                          4,894,838
 ........................................................................................
                  35,800    Commerce Bank of Lebanon 144A
                            GDR (United Kingdom)                                737,480
 ........................................................................................
                 380,000    Dresdner Bank AG (Germany) (NON)                 13,142,529
 ........................................................................................
                   1,010    Encopar (Brazil)                                        122
 ........................................................................................
                 147,800    First National Bank Holdings Ltd. (NON)           1,271,608
 ........................................................................................
                  34,800    Fleming Russia Securities Fund Ltd.
                            (Russia) (NON)                                      817,800
 ........................................................................................
                  44,550    Franklin Resources, Inc.                          3,232,659
 ........................................................................................
               2,964,400    Guoco Group Ltd. (Hong Kong)                     15,613,183
 ........................................................................................
                  93,000    Hang Seng Bank Ltd. (Hong Kong)                   1,326,599
 ........................................................................................
                   7,300    India Magnum Fund Class A, (India)
                            (acquired 3/22/95, cost $334,800) (RES) (NON)       354,050
 ........................................................................................
                 360,821    Internationale Nederlanden Groep
                            (Netherlands)                                    16,648,466
 ........................................................................................
                  52,093    Kookmin Bank 144A GDR                             1,133,023
 ........................................................................................
                 163,100    Lend Lease Corp. Limited (Australia)              3,441,084
 ........................................................................................
                  70,875    Malaysian Assurance Alliance (Malaysia)             412,701
 ........................................................................................
                   7,087    Malaysian Assurance Alliance Class A
                            (Malaysia)                                           41,267
 ........................................................................................
                 124,975    MBNA Corp.                                        4,577,209
 ........................................................................................
               9,715,000    National Mutual Asia Ltd. (Hong Kong)            10,785,387
 ........................................................................................
               1,591,600    Overseas Union Bank Ltd. (Singapore)              9,911,307
 ........................................................................................
                  32,000    Philippine Commercial International
                            (Philippine)                                        309,677
 ........................................................................................
               1,800,000    PT Bank International Indonesia
                            (Indonesia) (NON)                                 1,554,903
 ........................................................................................
               3,725,000    Public Bank Berhad (Malaysia) (NON)               5,813,607
 ........................................................................................
                 463,000    Public Bank Berhad (Malaysia) (NON)                 660,250
 ........................................................................................
                 747,000    QBE Insurance Group Ltd. (Australia)              4,502,916
 ........................................................................................
                  86,500    Sabanci Hldgs.                                      778,500
 ........................................................................................
                  15,300    Shohkoh Fund & Co., Ltd. (Japan)                  4,636,766
 ........................................................................................
                  20,800    State Bank of India 144A GDR (India) (NON)          543,400
 ........................................................................................
                  29,000    State Bank of India Ltd. (India)                    276,007
 ........................................................................................
                   6,881    Sun Bancorp, Inc.                                   161,704
 ........................................................................................
                  78,100    SunAmerica, Inc.                                  3,807,375
 ........................................................................................
                  11,365    Swiss Reinsurance Co. (Switzerland)              16,064,566
 ........................................................................................
                 110,000    Takefuji Corp. (Japan)                            6,013,971
 ........................................................................................
                 160,940    Takefuji Corp. 144A (Japan)                       8,798,986
 ........................................................................................
                  74,133    Travelers Group, Inc.                             4,675,012
 ........................................................................................
                   4,768    United Bank of Switzerland (Switzerland)          5,450,448
 ........................................................................................
                  51,800    Washington Mutual, Inc.                           3,095,050
 ........................................................................................
                  43,900    Yapi ve Kredi Bankasi A.S.
                            GDR (Turkey) (NON)                                  998,725
----------------------------------------------------------------------------------------
                                                                            245,116,330
----------------------------------------------------------------------------------------
Medical Supplies and Devices  (1.4%)
 ........................................................................................
                 148,000    Fresenius Medical Care AG (Germany) (NON)        13,072,555
 ........................................................................................
                  26,000    Guidant Corp.                                     2,210,000
 ........................................................................................
                 165,600    Omnicare, Inc.                                    5,195,700
 ........................................................................................
                  85,800    U.S. Surgical Corp.                               3,196,050
----------------------------------------------------------------------------------------
                                                                             23,674,305
----------------------------------------------------------------------------------------
Metals and Mining  (1.9%)
 ........................................................................................
                  61,000    China Steel Corp. GDR (Taiwan)                    1,315,160
 ........................................................................................
                  23,500    Compania Siderurgica Nacional (Brazil)              687,709
 ........................................................................................
                 339,200    Gencor Ltd.                                       1,563,927
 ........................................................................................
                  45,000    Hindalco Industries                               1,231,049
 ........................................................................................
                  31,100    Indochina Goldfields Ltd. (Canada)                  146,432
 ........................................................................................
                 340,400    Industrias Penoles S.A. (Mexico) (NON)            1,627,496
 ........................................................................................
               1,101,384    RTZ Corp. PLC (United Kingdom)                   19,183,847
 ........................................................................................
                  34,700    SGL Carbon AG (Germany)                           4,752,716
 ........................................................................................
                 407,400    Yieh Phui Enterprise (Taiwan) (NON)                 381,296
----------------------------------------------------------------------------------------
                                                                             30,889,632
----------------------------------------------------------------------------------------
Oil and Gas  (5.8%)
 ........................................................................................
                  85,100    Baker Hughes, Inc.                                3,292,306
 ........................................................................................
                 376,100    British Petroleum Co.PLC ADR
                            (United Kingdom)                                  4,672,947
 ........................................................................................
                  26,700    Energy Africa Ltd. 144A (South Africa) (NON)        694,200
 ........................................................................................
               3,913,100    Ente Nazionale Idrocarburi SPA (Italy)           22,187,621
 ........................................................................................
                  55,300    Halliburton Co.                                   4,382,525
 ........................................................................................
                  35,100    Lukoil Oil Co. ADR (Russia)                       2,746,575
 ........................................................................................
                  65,500    MOL Magyar Olaj-es GDR
                            144A (Hungary)                                    1,465,563
 ........................................................................................
                  50,000    PTT Exploration & Production PLC
                            (Thailand) (NON)                                    726,430
 ........................................................................................
                 519,000    Petron Corp. (Phillipines) (NON)                    131,966
 ........................................................................................
                  56,500    Ramco Energy PLC ADR
                            (United Kingdom) (NON)                            1,009,938
 ........................................................................................
                  53,100    Renaissance Energy Ltd. (Canada) (NON)            1,477,030
 ........................................................................................
                 122,300    Sasol Ltd. (South Aftrica)                        1,605,306
 ........................................................................................
                  55,000    Sonat, Inc.                                       2,818,750
 ........................................................................................
                  23,700    Tatneft 144A ADR (Russia) (NON)                   2,535,900
 ........................................................................................
                  94,800    Tosco Corp.                                       2,838,075
 ........................................................................................
                 267,700    Total Corp. ADR Class B (France)                 27,063,875
 ........................................................................................
               1,659,000    Woodside Petroleum Ltd. (Australia)              14,250,644
 ........................................................................................
                  42,500    YPF S.A. ADR (Argentina)                          1,306,875
----------------------------------------------------------------------------------------
                                                                             95,206,526
----------------------------------------------------------------------------------------
Packaging and Containers  (-%)
 ........................................................................................
                  43,900    Colep-Compania Portuguesa de
                            Embalagens (Portugal) (NON)                         705,046
----------------------------------------------------------------------------------------
Paper and Forest Products (-%)
 ........................................................................................
                  15,000    Hansol Paper Co.                                    380,926
----------------------------------------------------------------------------------------
Pharmaceuticals  (8.3%)
 ........................................................................................
                 138,500    Abbott Laboratories                               9,244,875
 ........................................................................................
                 133,500    Bristol-Myers Squibb Co.                         10,813,504
 ........................................................................................
                 673,000    Glaxo Wellcome PLC (United Kingdom)              13,889,751
 ........................................................................................
                  78,300    Lilly (Eli) & Co.                                 8,559,169
 ........................................................................................
                 137,400    Merck & Co., Inc.                                14,220,900
 ........................................................................................
                   1,759    Roche Holdings AG  (Switzerland)                 15,899,511
 ........................................................................................
                 665,000    Sankyo Co., Ltd. (Japan)                         22,360,251
 ........................................................................................
                     100    Santen Pharmaceutical Co. Ltd (Japan)                 2,017
 ........................................................................................
                 313,000    Taisho Pharmaceutical Co., Ltd. (Japan)           8,446,895
 ........................................................................................
               1,320,235    Smithkline Beecham PLC ADR
                            (United Kingdom)                                 24,292,247
 ........................................................................................
                  62,050    Warner-Lambert Co.                                7,709,713
----------------------------------------------------------------------------------------
                                                                            135,438,833
----------------------------------------------------------------------------------------
Photography  (2.3%)
 ........................................................................................
                 753,000    Canon, Inc. (Japan)                              20,518,417
 ........................................................................................
                 994,000    Nikon Corp. (Japan)                              16,754,751
----------------------------------------------------------------------------------------
                                                                             37,273,168
----------------------------------------------------------------------------------------
Publishing (-%)
 ........................................................................................
                 110,000    The New Straits Times Press Bhd.
                            (Malaysia)                                          644,880
----------------------------------------------------------------------------------------
Real Estate  (0.3%)
 ........................................................................................
                 194,000    Ayala Land, Inc. Class B (France) (NON)             178,539
 ........................................................................................
               4,600,000    Belle Corp. (Philippines) (NON)                   1,344,212
 ........................................................................................
                  43,200    Brazil Realty S.A. GDR (Brazil) (NON)             1,069,200
 ........................................................................................
                  51,900    Central Pattana Public Co., Ltd. (Thailand)          71,192
 ........................................................................................
                     200    Cheung Kong Holdings Ltd. (Hong Kong)                 1,975
 ........................................................................................
               1,058,000    Fil-Estate Land, Inc. (Philippines) (NON)           309,169
 ........................................................................................
                  40,500    Grupo Accion, S.A. de C.V. 144A
                            ADR (Mexico) (NON)                                  577,125
 ........................................................................................
                  16,700    Inversiones Y Represent ADR
                            (Argentina) (NON)                                   730,625
 ........................................................................................
                 281,000    PT Kawasan Industri Jababeka (Indonesia)            375,665
----------------------------------------------------------------------------------------
                                                                              4,657,702
----------------------------------------------------------------------------------------
Retail  (4.6%)
 ........................................................................................
                 817,700    Argos PLC (United Kingdom)                        7,451,365
 ........................................................................................
                 131,834    CVS Corp.                                         6,756,493
 ........................................................................................
                  60,900    Compania Brasileira de Distribuicao
                            Grupo Pao de Acucar (Brazil) (NON)                1,385,475
 ........................................................................................
                 104,000    Consolidated Stores Corp. (NON)                   3,614,000
 ........................................................................................
                  93,000    Dayton Hudson Corp.                               4,946,438
 ........................................................................................
                 614,000    Dixons Group PLC (United Kingdom)                 4,772,467
 ........................................................................................
                 221,000    Jusco Co. (Japan) (NON)                           7,469,603
 ........................................................................................
                   1,035    Koninklijke Ahold N.V. (Netherlands)                 87,385
 ........................................................................................
                  31,000    Payless Shoesource, Inc. (NON)                    1,695,313
 ........................................................................................
                 410,000    PT Ramayana Lestari Sentosa
                            (Indonesia) (NON)                                 1,180,575
 ........................................................................................
                  62,800    Rite Aid Corp.                                    3,132,150
 ........................................................................................
                  78,700    Safeway, Inc. (NON)                               3,630,038
 ........................................................................................
                  22,100    Santa Isabel S.A. ADR (Chile) (NON)                 712,725
 ........................................................................................
                 160,000    Seven-Eleven Japan Ltd. (Japan) (NON)            12,101,304
 ........................................................................................
                 101,200    Siam Makro Public Co. (Thailand) (NON)              277,635
 ........................................................................................
                 257,300    Super Sol Ltd. (Israel) (NON)                       828,424
 ........................................................................................
                 196,800    TJX Cos., Inc. (The)                              5,190,600
 ........................................................................................
                  78,800    Walgreen Co.                                      4,225,650
 ........................................................................................
               1,956,500    Woolworth Co. (NON)                               6,412,869
----------------------------------------------------------------------------------------
                                                                             75,870,509
----------------------------------------------------------------------------------------
Telecommunications  (9.8%)
 ........................................................................................
                 116,000    Advanced Info Service Public
                            Co., Ltd. (Thailand)                              1,012,983
 ........................................................................................
                  44,500    Ascend Communications, Inc. (NON)                 1,752,188
 ........................................................................................
               1,707,000    Cable & Wireless PLC (United Kingdom)             9,049,002
 ........................................................................................
                      63    Cable & Wireless Communications
                            PLC (United Kingdom) (NON)                              579
 ........................................................................................
                  66,600    Cascade Communications Corp. (NON)                1,839,825
 ........................................................................................
                  51,000    Cisco Systems, Inc. (NON)                         3,423,375
 ........................................................................................
                  54,200    Compania de Tele Chile ADS (Chile)                1,788,600
 ........................................................................................
                 111,400    Mahanagar Telephone Ingam Ltd.                      946,511
 ........................................................................................
                 214,500    Newbridge Networks Corp. (Canada) (NON)           9,198,407
 ........................................................................................
                 241,900    Northern Telecom Ltd. (Canada) (NON)             21,806,921
 ........................................................................................
                 254,600    Oy Nokia AB Class A (Finland)                    19,024,742
 ........................................................................................
                  25,000    Philippine Long Distance Telephone
                            Co. ADR (Philippines)                             1,606,250
 ........................................................................................
                 341,500    Portugal Telecom S.A. (Portugal)                 13,784,256
 ........................................................................................
                  34,000    PT Pasifik Satelit Nusantara
                            ADR (Indonesia) (NON)                               527,000
 ........................................................................................
                  56,000    PT Telekomunikasi Indonesia
                            ADR (Indonesia) (NON)                             1,820,000
 ........................................................................................
                 215,000    Rostelecom (Russia) (NON)                           838,500
 ........................................................................................
                     932    SK Telecom Co., Ltd. (South Korea)                  673,019
 ........................................................................................
                  26,100    SK Telecom Co., Ltd. ADR (South Korea)              262,631
 ........................................................................................
                  12,500    Telecel-Comunicacaoes Pessoais,
                            S.A. (Portugal) (NON)                             1,031,250
 ........................................................................................
               2,146,000    Telecom Corp. of New Zealand Ltd.
                            (New Zealand)                                    10,944,600
 ........................................................................................
               2,632,000    Telecom Italia Mobile SPA (Italy) (NON)           8,527,812
 ........................................................................................
                      68    Telecomunicacoes de Minas
                            Gerais S.A. (Brazil) (NON)                            1,908
 ........................................................................................
                 369,500    Telefonaktiebolaget LM Ericsson
                            Class B, (Sweden)                                14,586,471
 ........................................................................................
                  36,900    Telefonica de Argentina S.A.
                            ADR (Argentina)                                   1,277,663
 ........................................................................................
                  78,100    Tellabs, Inc. (NON)                               4,363,838
 ........................................................................................
                  17,100    Videsh Sanchar Nigam Ltd. 144A
                            GDR (India) (NON)                                   346,275
 ........................................................................................
               6,284,118    Vodafone Group PLC (United Kingdom)              30,593,412
----------------------------------------------------------------------------------------
                                                                            161,028,018
----------------------------------------------------------------------------------------
Textiles (-%)
 ........................................................................................
                   1,010    CIA Tecidos Norte de Minas
                            BRC 8.65 NPV (Brazil)                               394,091
----------------------------------------------------------------------------------------
Transportation  (0.6%)
 ........................................................................................
                 605,000    British Airways PLC (United Kingdom)              6,892,655
 ........................................................................................
                 220,000    Swire Pacific Ltd. Class A, (Hong Kong) (NON)     1,980,895
 ........................................................................................
                  30,620    Telco 144A GDR (Tata Engineering &
                            Locomotive Co, Ltd.) (India)                        443,990
----------------------------------------------------------------------------------------
                                                                              9,317,540
----------------------------------------------------------------------------------------
Utilities  (1.4%)
 ........................................................................................
                  41,100    AO Mosenergo 144A ADS (Russia) (NON)              1,705,650
 ........................................................................................
                 993,200    Centrais Electricas de Santa Catarina
                            S.A. (Brazil) (NON)                               1,476,329
 ........................................................................................
                  33,500    Compania Energetica De Minas
                            Gerais (Cemig) 144A ADS (Brazil)                  1,725,250
 ........................................................................................
                   4,000    Compania Paulista de Forca e Luz
                            (CPFL) (Brazil)                                     672,612
 ........................................................................................
                   6,200    Electricidade de Portugal S.A. (NON)                113,849
 ........................................................................................
                  45,720    Gas Natural SDG, S.A. Class E, (Spain)            9,991,362
 ........................................................................................
                  40,000    Korea Electric Power Corp.
                            (South Korea)                                     1,196,390
 ........................................................................................
                   2,420    Light Participacoes, S.A. (Brazil) (NON)            964,493
 ........................................................................................
                  39,000    Manila Electric Co. Class B                         192,410
 ........................................................................................
                  26,700    Telebras Co. ADR (Brazil)                         4,051,725
 ........................................................................................
                  88,500    Telekom Malaysia (Malaysia)                         413,666
----------------------------------------------------------------------------------------
                                                                             22,503,736
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $1,340,150,004)                        $1,568,619,835
----------------------------------------------------------------------------------------
PREFERRED STOCKS  (0.4%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
----------------------------------------------------------------------------------------
                   3,550    Banco Itau S.A. BRC $6.86
                            NPV pfd. (Brazil)                                $1,988,712
 ........................................................................................
                 105,992    Compania Paranaense de
                            Energia-Copel BRC $0.48
                            NPV pfd. (Brazil)                                 1,969,379
 ........................................................................................
                  10,600    Petroleo Brasileiro S.A. BRC
                            $6.067 pfd. (Brazil)                              2,944,543
 ........................................................................................
                     990    Telecomunicacoes de Minas
                            Gerais - Telemig BRC $4.437
                            pfd. (Brazil)                                       175,209
 ........................................................................................
                       1    Telecomunicacoes do Rio de
                            Janeiro S.A. Telerj $4.319
                            pfd. (Brazil) (NON)                                     151
----------------------------------------------------------------------------------------
                            Total Preferred Stocks
                            (cost $8,399,693)                                $7,077,994
----------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES  (0.3%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $1,480,000    Alfa S.A. 144A cv. sub. notes
                            8s, 2000 (Mexico)                                $2,157,100
 ........................................................................................
               1,000,000    Formosa Chemicals & Fibre Corp.
                            144A cv. unsub. 1 3/4s, (Taiwan)                  1,120,000
 ........................................................................................
               1,300,000    Qingling Motors Co., Ltd. 144A cv.
                            bonds 3 1/2s, 2002 (China)                        1,254,500
----------------------------------------------------------------------------------------
                            Total Convertible Bonds and
                            Notes (cost $4,355,877)                          $4,531,600
----------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  (-%) * (cost $20,157)
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                   5,720    Internationale Nederlanden Groep
                            NLG 0.53 N.V. cv. pfd. (Netherlands)                $28,725
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  (4.5%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $25,000,000    Federal National Mortgage Association
                            effective yield of 5.44%,
                            September 12, 1997                              $24,671,333
 ........................................................................................
              20,000,000    AC Acquisition Holding Co. effective
                            yield of 5.56%, 8/11/97                          19,817,756
 ........................................................................................
               8,686,000    Interest in $200,289,000 joint
                            repurchase agreement dated
                            June 30, 1997 with Morgan
                            (J.P.) & Co., Inc. due July 1, 1997
                            with respect to various U.S. Treasury
                            obligations - maturity value of
                            $8,687,436 for an effective
                            yield of 5.95%                                    8,687,436
 ........................................................................................
              20,000,000    Interest in $750,000,000 joint
                            repurchase agreement dated
                            June 30, 1997 with Goldman,
                            Sachs & Co. due July 1, 1997
                            with respect to various
                            U.S. Treasury obligations
                            - maturity value of $20, 003,264
                            for an effective yield of 5.875%                 20,003,264
----------------------------------------------------------------------------------------
                            Total Short-Term Investments
                            (cost $73,179,789)                              $73,179,789
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $1,426,105,520) ***                    $1,653,437,943
----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30,1997 (Unaudited)
(aggregate face value $147,125,186)
----------------------------------------------------------------------------------------
                                 Market       Aggregate      Delivery        Unrealized
                                  Value      Face Value          Date      Appreciation
 ........................................................................................
French Franc                $52,235,840     $53,393,823       8/14/97        $1,157,983
 ........................................................................................
Japanese Yen                 92,745,578      93,731,363       8/14/97           985,785
----------------------------------------------------------------------------------------
                                                                             $2,143,768
----------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1997.
(as percentage of Market Value)
----------------------------------------------------------------------------------------
Australia                                                                           1.8%
 ........................................................................................
Brazil                                                                              1.4
 ........................................................................................
Canada                                                                              2.0
 ........................................................................................
Finland                                                                             1.2
 ........................................................................................
France                                                                              6.5
 ........................................................................................
Germany                                                                             2.4
 ........................................................................................
Hong Kong                                                                           3.3
 ........................................................................................
Italy                                                                               1.9
 ........................................................................................
Japan                                                                              15.9
 ........................................................................................
Malaysia                                                                            1.8
 ........................................................................................
Netherlands                                                                         3.9
 ........................................................................................
Portugal                                                                            1.1
 ........................................................................................
Switzerland                                                                         4.8
 ........................................................................................
United Kingdom                                                                     13.9
 ........................................................................................
United States                                                                      30.7
 ........................................................................................
Other                                                                               7.4
----------------------------------------------------------------------------------------
Total                                                                             100.0%
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT Growth & Income Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS (96.5%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
----------------------------------------------------------------------------------------
Aerospace and Defense (1.5%)
 ........................................................................................
                 776,820    Lockheed Martin Corp.                           $80,449,421
 ........................................................................................
                 375,000    Northrop Grumman Corp.                           32,929,688
----------------------------------------------------------------------------------------
                                                                            113,379,109
----------------------------------------------------------------------------------------
Automotive (2.8%)
 ........................................................................................
               2,023,800    Ford Motor Co.                                   76,398,450
 ........................................................................................
               1,398,410    General Motors Corp.                             77,873,957
 ........................................................................................
                 817,750    Goodyear Tire & Rubber Co. (The)                 51,773,797
----------------------------------------------------------------------------------------
                                                                            206,046,204
----------------------------------------------------------------------------------------
Basic Industrial Products (4.7%)
 ........................................................................................
                  93,500    Case Corp.                                        6,439,813
 ........................................................................................
               1,285,100    Cooper Industries, Inc.                          63,933,725
 ........................................................................................
               1,469,311    Deere (John) & Co.                               80,628,441
 ........................................................................................
                 329,300    General Signal Corp.                             14,365,713
 ........................................................................................
               1,589,340    Minnesota Mining & Manufacturing Co.            162,112,680
 ........................................................................................
                 771,000    New Holland N.V. (Netherlands) (NON)             21,106,125
----------------------------------------------------------------------------------------
                                                                            348,586,497
----------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ........................................................................................
                 940,100    Comcast Corp. Class A                            20,094,638
----------------------------------------------------------------------------------------
Building and Construction (0.8%)
 ........................................................................................
                 312,950    Armstrong World Industries, Inc.                 22,962,706
 ........................................................................................
                 878,450    Masco Corp.                                      36,675,288
----------------------------------------------------------------------------------------
                                                                             59,637,994
----------------------------------------------------------------------------------------
Business Equipment and Services (5.5%)
 ........................................................................................
                  15,270    Crescent Operating, Inc. (NON)                      183,240
 ........................................................................................
               1,982,960    Hewlett-Packard Co.                             111,045,760
 ........................................................................................
               1,848,720    IBM Corp.                                       166,731,435
 ........................................................................................
               1,632,280    Xerox Corp.                                     128,746,085
----------------------------------------------------------------------------------------
                                                                            406,706,520
----------------------------------------------------------------------------------------
Chemicals (3.3%)
 ........................................................................................
                 299,210    Bayer AG ADR (Germany)                           11,507,974
 ........................................................................................
                 507,780    Dow Chemical Co.                                 44,240,333
 ........................................................................................
               1,305,186    du Pont (E.I.) de Nemours & Co., Ltd.            82,063,570
 ........................................................................................
                 985,977    Eastman Chemical Co.                             62,609,540
 ........................................................................................
                 285,800    PPG Industries, Inc.                             16,612,125
 ........................................................................................
                 755,000    Witco Chemical Corp.                             28,642,813
----------------------------------------------------------------------------------------
                                                                            245,676,355
----------------------------------------------------------------------------------------
Computer Services and Software (1.4%)
 ........................................................................................
                 946,340    Computer Associates Intl., Inc.                  52,699,309
 ........................................................................................
               1,645,493    NCR Corp. (NON)                                  48,953,417
----------------------------------------------------------------------------------------
                                                                            101,652,726
----------------------------------------------------------------------------------------
Conglomerates (3.2%)
 ........................................................................................
                 969,570    General Motors Corp. Class H                     55,992,668
 ........................................................................................
                 938,770    ITT Industries, Inc.                             24,173,328
 ........................................................................................
                 375,000    Ogden Corp.                                       8,156,250
 ........................................................................................
                 270,290    Temple Inland, Inc.                              14,595,660
 ........................................................................................
                 335,700    Tenneco, Inc.                                    15,169,444
 ........................................................................................
               1,665,806    TRW, Inc.                                        94,638,603
 ........................................................................................
                 282,830    United Technologies Corp.                        23,474,890
----------------------------------------------------------------------------------------
                                                                            236,200,843
----------------------------------------------------------------------------------------
Consumer Durable Goods (0.9%)
 ........................................................................................
               1,229,980    Whirlpool Corp.                                  67,110,784
----------------------------------------------------------------------------------------
Consumer Non Durables (5.6%)
 ........................................................................................
                 450,500    Avon Products, Inc.                              31,788,406
 ........................................................................................
               1,039,800    Colgate-Palmolive Co.                            67,846,950
 ........................................................................................
               1,291,030    Gallaher Group PLC
                            (United Kingdom) (NON)                           23,803,366
 ........................................................................................
               2,403,860    Kimberly-Clark Corp.                            119,592,035
 ........................................................................................
               2,602,925    Philip Morris Cos., Inc.                        115,504,797
 ........................................................................................
               1,653,865    RJR Nabisco Holdings Corp.                       54,577,545
----------------------------------------------------------------------------------------
                                                                            413,113,099
----------------------------------------------------------------------------------------
Consumer Products (0.7%)
 ........................................................................................
               1,291,030    Fortune Brands, Inc.                             48,171,557
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.4%)
 ........................................................................................
                 659,220    Eaton Corp.                                      57,558,146
 ........................................................................................
                 190,900    Emerson Electric Co.                             10,511,431
 ........................................................................................
               1,045,000    General Electric Co.                             68,316,875
 ........................................................................................
                 150,000    Intel Corp.                                      21,271,875
 ........................................................................................
                 927,160    Motorola, Inc.                                   70,464,160
 ........................................................................................
                 966,770    Rockwell International Corp. (NON)               57,039,430
 ........................................................................................
                 153,810    Siemens AG (Germany)                              9,135,088
 ........................................................................................
                 357,420    Texas Instruments, Inc.                          30,045,619
----------------------------------------------------------------------------------------
                                                                            324,342,624
----------------------------------------------------------------------------------------
Environmental Control (0.3%)
 ........................................................................................
                 737,390    Waste Management, Inc. (NON)                     23,688,654
----------------------------------------------------------------------------------------
Food and Beverages (2.8%)
 ........................................................................................
               1,361,855    Anheuser-Busch Cos., Inc.                        57,112,794
 ........................................................................................
               1,151,850    General Mills, Inc.                              75,014,231
 ........................................................................................
                 155,000    Heinz (H.J.) Co.                                  7,149,375
 ........................................................................................
               1,546,900    Sara Lee Corp.                                   64,389,713
----------------------------------------------------------------------------------------
                                                                            203,666,113
----------------------------------------------------------------------------------------
Insurance and Finance (17.1%)
 ........................................................................................
               1,490,950    Ahmanson (H.F.) & Co.                            64,110,850
 ........................................................................................
               1,682,467    American General Corp.                           80,337,799
 ........................................................................................
               1,497,600    AON Corp.                                        77,500,800
 ........................................................................................
               1,667,640    Banc One Corp.                                   80,776,313
 ........................................................................................
                 482,880    BankAmerica Corp.                                31,175,940
 ........................................................................................
                 390,830    BankBoston Corp.                                 28,164,187
 ........................................................................................
                 718,530    Bankers Trust New York Corp.(CUS)                62,512,110
 ........................................................................................
                 713,420    Beneficial Corp.                                 50,697,409
 ........................................................................................
                 388,930    CIGNA Corp.                                      69,035,075
 ........................................................................................
                 347,490    Comerica, Inc.                                   23,629,320
 ........................................................................................
                 188,700    Crestar Financial Corp.                           7,335,713
 ........................................................................................
                 530,700    Federal National Mortgage Association            23,151,788
 ........................................................................................
                 187,500    First of America Bank Corp.                       8,578,125
 ........................................................................................
                 175,000    First Tennessee National Corp.                    8,400,000
 ........................................................................................
               1,630,620    Fleet Financial Group, Inc.                     103,136,715
 ........................................................................................
                 570,250    Great Western Financial Corp.                    30,650,938
 ........................................................................................
                 110,200    Household International, Inc.                    12,941,613
 ........................................................................................
                 275,000    Huntington Bancshares, Inc.                       8,078,125
 ........................................................................................
               1,297,670    KeyCorp                                          72,507,311
 ........................................................................................
                 433,600    Mellon Bank Corp. (CUS)                          19,566,200
 ........................................................................................
                 253,735    Mercantile Bancorpation, Inc.                    15,414,401
 ........................................................................................
               1,318,009    Morgan (J.P.) & Co., Inc.                       137,567,189
 ........................................................................................
                 138,000    National City Corp.                               7,245,000
 ........................................................................................
                 632,140    NationsBank Corp.                                40,773,030
 ........................................................................................
               2,512,791    PNC Bank Corp.                                  104,594,925
 ........................................................................................
                 145,310    Salomon, Inc.                                     8,082,869
 ........................................................................................
                 400,000    St. Paul Cos., Inc.                              30,500,000
 ........................................................................................
                 297,310    Summit Bancorp                                   14,902,664
 ........................................................................................
                 175,000    Union Planters Corp.                              9,078,125
 ........................................................................................
               1,050,000    USF&G Corp.                                      25,200,000
----------------------------------------------------------------------------------------
                                                                          1,255,644,534
----------------------------------------------------------------------------------------
Medical Supplies and Devices (1.8%)
               2,457,250    Baxter International, Inc.                      128,391,313
----------------------------------------------------------------------------------------
Metals and Mining (1.1%)
 ........................................................................................
                  85,000    Aluminum Co. of America                           6,406,875
 ........................................................................................
               1,641,621    Freeport-McMoRan Copper &
                            Gold Co., Inc. Class A                           48,017,414
 ........................................................................................
                 890,346    Freeport-McMoRan Copper &
                            Gold Co., Inc. Class B                           27,712,019
----------------------------------------------------------------------------------------
                                                                             82,136,308
----------------------------------------------------------------------------------------
Oil and Gas (9.7%)
 ........................................................................................
               1,349,250    Amoco Corp.                                     117,300,422
 ........................................................................................
                 760,900    Atlantic Richfield Co.                           53,643,450
 ........................................................................................
                 988,262    British Petroleum PLC ADR
                            (United Kingdom)                                 73,996,117
 ........................................................................................
                 100,000    Chevron, Inc.                                     7,393,750
 ........................................................................................
               1,681,010    Elf Aquitane ADR (France)                        91,509,982
 ........................................................................................
                 128,100    ENI SPA Spons ADR                                 7,285,672
 ........................................................................................
                 450,000    Enron Corp.                                      18,365,625
 ........................................................................................
               2,085,130    Exxon Corp.                                     128,235,495
 ........................................................................................
               1,138,600    Mobil Corp.                                      79,559,675
 ........................................................................................
               2,349,706    Occidental Petroleum Corp.                       58,889,507
 ........................................................................................
                  88,090    Phillips Petroleum Co.                            3,853,938
 ........................................................................................
                 236,000    Royal Dutch Petroleum (Netherlands)              12,832,500
 ........................................................................................
                 839,948    Total Corp. ADR (France)                         42,522,368
 ........................................................................................
                 556,600    YPF S.A. ADR (Argentina)                         17,115,450
----------------------------------------------------------------------------------------
                                                                            712,503,951
----------------------------------------------------------------------------------------
Packaging and Containers (0.8%)
 ........................................................................................
               1,091,510    Crown Cork & Seal Co., Inc.                      58,327,566
----------------------------------------------------------------------------------------
Paper and Forest Products (1.5%)
 ........................................................................................
                 129,300    International Paper Co.                           6,279,131
 ........................................................................................
               2,068,700    Weyerhaeuser Co.                                107,572,400
----------------------------------------------------------------------------------------
                                                                            113,851,531
----------------------------------------------------------------------------------------
Pharmaceuticals (5.1%)
 ........................................................................................
               1,142,510    American Home Products Corp.                     87,402,015
 ........................................................................................
               1,147,385    Bristol-Myers Squibb Co.                         92,938,185
 ........................................................................................
                 862,400    Glaxo Wellcome PLC ADR
                            (United Kingdom) (NON)                           36,059,100
 ........................................................................................
               4,519,020    Pharmacia & Upjohn, Inc.                        157,035,945
----------------------------------------------------------------------------------------
                                                                            373,435,245
----------------------------------------------------------------------------------------
Photography (1.2%)
 ........................................................................................
               1,178,190    Eastman Kodak Co.                                90,426,083
----------------------------------------------------------------------------------------
Publishing (0.5%)
 ........................................................................................
                 125,000    McGraw-Hill, Inc.                                 7,351,563
 ........................................................................................
                 483,600    Times Mirror Co. Class A                         26,718,900
----------------------------------------------------------------------------------------
                                                                             34,070,463
----------------------------------------------------------------------------------------
REIT's (0.7%)
 ........................................................................................
                 100,000    Avalon Properties, Inc.                           2,862,500
 ........................................................................................
                 546,960    Beacon Properties Corp.                          18,254,790
 ........................................................................................
                 152,700    Crescent Real Estate Equities Co.                 4,848,225
 ........................................................................................
                 270,450    Equity Residential Properties Trust              12,846,375
 ........................................................................................
                 109,600    FelCor Suite Hotels, Inc.                         4,082,600
 ........................................................................................
                  50,000    LTC Properties, Inc.                                906,250
 ........................................................................................
                 160,000    Nationwide Health Properties, Inc.                3,520,000
 ........................................................................................
                  70,900    Smith (Charles East) Residential
                            Realty, Inc.                                      2,047,238
 ........................................................................................
                 100,000    Storage USA, Inc.                                 3,825,000
 ........................................................................................
                  40,000    Tanger Factory Outlet Centers                     1,075,000
----------------------------------------------------------------------------------------
                                                                             54,267,978
----------------------------------------------------------------------------------------
Retail (4.2%)
 ........................................................................................
                 539,290    Dayton Hudson Corp.                              28,683,487
 ........................................................................................
               4,906,180    K mart Corp.                                     60,100,705
 ........................................................................................
               1,500,520    Lowe's Cos., Inc.                                55,706,805
 ........................................................................................
                 298,890    May Department Stores Co.                        14,122,553
 ........................................................................................
                 779,175    Penney (J.C.) Co., Inc.                          40,663,195
 ........................................................................................
                 366,620    Rite Aid Corp.                                   18,285,173
 ........................................................................................
               1,489,200    Sears, Roebuck & Co.                             80,044,500
 ........................................................................................
                 250,000    Toys R Us                                         8,750,000
----------------------------------------------------------------------------------------
                                                                            306,356,418
----------------------------------------------------------------------------------------
Telecommunications (1.9%)
 ........................................................................................
                 200,000    Deutsche Telekom AG ADR
                            (Germany)(NON)                                    4,825,000
 ........................................................................................
                 200,000    MCI Communications Corp.                          7,656,250
 ........................................................................................
               2,373,100    Sprint Corp.                                    124,884,388
----------------------------------------------------------------------------------------
                                                                            137,365,638
----------------------------------------------------------------------------------------
Transportation (3.6%)
 ........................................................................................
                 604,580    Burlington Northern Santa Fe
                            Corp. (NON)                                      54,336,628
 ........................................................................................
                 700,000    CSX Corp.                                        38,850,000
 ........................................................................................
                 342,960    Delta Air Lines, Inc.                            28,122,720
 ........................................................................................
                 613,930    Norfolk Southern Corp.                           61,853,448
 ........................................................................................
                 901,600    Ryder System, Inc.                               29,752,800
 ........................................................................................
                 720,000    Union Pacific Corp.                              50,760,000
----------------------------------------------------------------------------------------
                                                                            263,675,596
----------------------------------------------------------------------------------------
Utilities (9.1%)
 ........................................................................................
               2,214,090    American Telephone & Telegraph Co.               77,631,531
 ........................................................................................
                 972,290    Ameritech Corp.                                  66,054,952
 ........................................................................................
                 575,000    Baltimore Gas & Electric Co.                     15,345,313
 ........................................................................................
                 400,000    Bell Atlantic Corp.                              30,350,000
 ........................................................................................
                 798,380    BellSouth Corp.                                  37,024,873
 ........................................................................................
                 619,200    Carolina Power & Light Co.                       22,213,800
 ........................................................................................
               1,500,000    Central & Southwest Corp.                        31,875,000
 ........................................................................................
                 386,701    Cinergy Corp.                                    13,462,029
 ........................................................................................
               1,294,514    Duke Power Co.                                   62,055,765
 ........................................................................................
                 173,260    GTE Corp.                                         7,601,783
 ........................................................................................
                 600,800    Long Island Lighting Co.                         13,818,400
 ........................................................................................
                 719,740    NYNEX Corp.                                      41,475,018
 ........................................................................................
                 525,000    Pacific Enterprises                              17,653,125
 ........................................................................................
                 825,000    Potomac Electric Power Co.                       19,078,125
 ........................................................................................
                 143,700    Public Service Co. of Colorado                    5,963,550
 ........................................................................................
               2,012,967    SBC Communications, Inc.                        124,552,333
 ........................................................................................
                 170,393    Union Electric Co.                                6,421,686
 ........................................................................................
               1,910,100    US West, Inc.                                    71,986,894
 ........................................................................................
                  15,000    Viag AG (Germany)                                 6,822,483
----------------------------------------------------------------------------------------
                                                                            671,386,660
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $5,569,103,672)                        $7,099,913,001
----------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (0.1%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
                  90,000    Freeport-McMoRan Copper Co., Inc.
                            $1.75 cv. pfd.                                   $2,463,750
 ........................................................................................
                 150,000    Kmart Financing I $3.875 cv. pfd.                 8,231,250
----------------------------------------------------------------------------------------
                            Total Convertible Preferred Stocks
                            (cost $9,919,558)                               $10,695,000
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.1%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $25,000,000    Fed Home Loan Mortgage Corp.
                            effective yield of 5.49s, July 17,              $24,939,000
 ........................................................................................
              11,560,000    Fed Home Loan Mortgage Corp.
                            effective yield of 5.45s, July 18,               11,530,249
 ........................................................................................
              25,000,000    Federal National Mortgage Assn.
                            effective yield of 5.49s,
                            September 5, 1997                                24,748,375
 ........................................................................................
              20,000,000    Sears Roebuck Acceptance Corp.
                            effective yield of 5.56s, July 7,                19,978,377
 ........................................................................................
              31,032,000    Interest in $200,289,000 joint
                            repurchase agreement dated
                            June 30, 1997 with Morgan (JP)
                            Securities due July 1, 1997 with
                            respect to various U.S. Treasury
                            obligations - maturity value of
                            $31,037,129 for an effective yield
                            of 5.95%                                         31,037,129
 ........................................................................................
              40,000,000    Interest in $750,000,000 joint
                            repurchase agreement dated
                            June 30, 1997 with Goldman Sachs
                            due July 1, 1997 with respect to
                            various U.S. Treasury obligations -
                            maturity value of $40,006,528 for an
                            effective yield of 5.875%                        40,006,528
----------------------------------------------------------------------------------------
                            Total Short-Term Investments
                            (cost $152,239,658)                            $152,239,658
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $5,731,262,888) ***                    $7,262,847,659
----------------------------------------------------------------------------------------

See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT High Yield Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)


CORPORATE BONDS AND NOTES (83.2%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
Advertising (0.1%)
                $750,000    Adams Outdoor Advertising sr. notes
                            10 3/4s, 2006                                      $800,625
----------------------------------------------------------------------------------------
Aerospace and Defense (1.3%)
               1,090,000    BE Aerospace sr. notes 9 3/4s, 2003               1,136,325
 ........................................................................................
               3,175,000    BE Aerospace sr. sub. notes
                            Ser. B, 9 7/8s, 2006                              3,341,688
 ........................................................................................
               2,520,000    L-3 Communications Corp.
                            144A sr. sub. notes 10 3/8s, 2007                 2,664,900
 ........................................................................................
               1,075,000    Sequa Corp. sr. notes 9 5/8s, 1999                1,099,188
 ........................................................................................
               1,750,000    Sequa Corp. sr. sub. notes 9 3/8s, 2003           1,785,000
 ........................................................................................
               1,050,000    Tracor, Inc. sr. sub. notes 8 1/2s, 2007          1,050,000
----------------------------------------------------------------------------------------
                                                                             11,077,101
----------------------------------------------------------------------------------------
Agriculture (0.5%)
 ........................................................................................
               2,159,000    PMI Holdings Corp. sub. disc. deb.
                            stepped-coupon Ser. B, zero %
                            (11 1/2s, 9/1/00), 2005 (STP)                     1,635,443
 ........................................................................................
               2,907,860    Premium Standard Farms, Inc.
                            sr. secd. notes 11s,, 2003 (PIK)                  3,169,568
----------------------------------------------------------------------------------------
                                                                              4,805,011
----------------------------------------------------------------------------------------
Apparel (0.5%)
 ........................................................................................
                 485,000    GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007         489,850
 ........................................................................................
               2,557,000    Guess Jeans, Inc. sr. sub. notes
                            9 1/2s, 2003                                      2,608,140
 ........................................................................................
               1,040,000    William Carter Co. 144A sr. sub.
                            notes 12s, 2008                                   1,097,200
----------------------------------------------------------------------------------------
                                                                              4,195,190
----------------------------------------------------------------------------------------
Automotive (0.7%)
 ........................................................................................
                 470,000    Hawk Corp. sr. notes 10 1/4s, 2003                  484,100
 ........................................................................................
               3,500,000    Hayes Wheels International, Inc.
                            144A sr. sub. notes 9 1/8s, 2007                  3,500,000
 ........................................................................................
               2,380,000    Lear Corp. sub. notes 9 1/2s, 2006                2,534,700
----------------------------------------------------------------------------------------
                                                                              6,518,800
----------------------------------------------------------------------------------------
Automotive Parts (0.7%)
 ........................................................................................
               2,800,000    A.P.S. Inc. company guaranty
                            11 7/8s, 2006                                     2,716,000
 ........................................................................................
                 431,000    Aftermarket Technology Corp. sr. sub.
                            notes 12s, 2004                                     480,565
 ........................................................................................
               2,100,000    Aftermarket Technology Corp. sr. sub.
                            notes Ser. D, 12s, 2004                           2,341,500
 ........................................................................................
               2,030,000    Harvard Industries Inc. sr. notes
                            11 1/8s, 2005 (In default) (NON)                    817,075
----------------------------------------------------------------------------------------
                                                                              6,355,140
----------------------------------------------------------------------------------------
Banks (3.9%)
 ........................................................................................
               1,500,000    Advanta Corp. med. term notes
                            Ser. C, 7.02s, 1999                               1,485,150
 ........................................................................................
               1,250,000    Advanta Corp. med. term notes
                            Ser. B, 7s, 2001                                  1,222,438
 ........................................................................................
               1,750,000    Advanta Corp. med. term notes
                            Ser. D, 6.54s, 2000                               1,704,465
 ........................................................................................
 ........................................................................................
                 995,000    Albank Capital Trust 144A company
                            guaranty 9.27s, 2027                              1,004,950
 ........................................................................................
               3,907,000    Chevy Chase Savings Bank Inc. sub.
                            deb. 9 1/4s, 2005                                 3,916,768
 ........................................................................................
                 500,000    Continental Micronesia, sub. 5 7/8s, 2003           505,000
 ........................................................................................
                 650,000    Dime Capital Trust I bank guaranty
                            Ser. A, 9.33s, 2027                                 685,750
 ........................................................................................
                 100,000    First Nationwide Holdings sr. sub.
                            notes 10 5/8s, 2003                                 109,500
 ........................................................................................
               3,650,000    First Nationwide Holdings sr. sub.
                            notes 9 1/8s, 2003                                3,759,500
 ........................................................................................
               6,000,000    Indah Kiat Financial Mauritius company
                            guaranty 144A 10s, 2007 (Indonesia)               6,000,000
 ........................................................................................
               2,230,000    Imperial Credit Capital Trust I
                            144A company guaranty 10 1/4s, 2002               2,235,575
 ........................................................................................
                 660,000    Greenpoint Capital Trust I
                            144A company guaranty 9.1s, 2027                    658,878
 ........................................................................................
                 895,000    North Fork Capital Trust I company
                            guaranty 8.7s, 2026                                 901,713
 ........................................................................................
                 510,000    Onbank Capital Trust I 144A company
                            guaranty 9 1/4s, 2027                               511,834
 ........................................................................................
               1,085,000    Peoples Heritage Capital Trust
                            company guaranty Ser. B, 9.06s, 2027              1,107,965
 ........................................................................................
                 660,000    Pioneer Americas Acquisition 144A
                            sr. notes 9 1/4s, 2007                              664,950
 ........................................................................................
               1,000,000    Pioneer Americas Bank loan notes
                            144A 8.28s, 2006                                  1,007,500
 ........................................................................................
               3,175,000    Polytama International notes
                            11 1/4s, 2007                                     3,278,188
 ........................................................................................
               1,330,000    Provident Capital Trust company
                            guaranty 8.6s, 2026                               1,305,063
 ........................................................................................
                 610,000    Riggs Capital Trust 144A bonds
                            8 5/8s, 2026                                        603,070
 ........................................................................................
                 965,000    Sovereign Capital Trust 144A company
                            guaranty 9s, 2027                                   966,206
 ........................................................................................
                 795,000    Webster Capital Trust I 144A bonds
                            9.36s, 2027                                         827,730
----------------------------------------------------------------------------------------
                                                                             34,462,193
----------------------------------------------------------------------------------------
Basic Industrial Products (0.7%)
 ........................................................................................
                 630,000    Astor Corp. 144A sr. sub. notes
                            10 1/2s, 2006                                       680,400
 ........................................................................................
               3,000,000    Clark-Schwebel sr. notes 10 1/2s, 2006            3,240,000
 ........................................................................................
               1,045,000    Owens-Illinois, Inc. sr. notes 8.1s, 2007         1,065,681
 ........................................................................................
               1,870,000    Roller Bearing Co. 144A sr. sub.
                            notes 9 5/8s, 2007                                1,893,375
----------------------------------------------------------------------------------------
                                                                              6,879,456
----------------------------------------------------------------------------------------
Broadcasting (5.9%)
 ........................................................................................
               2,295,000    Affinity Group Holdings 144A sr.
                            notes 11s, 2007                                   2,409,750
 ........................................................................................
               1,400,000    Allbritton Communications sr. sub.
                            deb. Ser. B, 9 3/4s, 2007                         1,379,000
 ........................................................................................
                 875,000    Argyle Television Corp. sr. sub. notes
                            9 3/4s, 2005                                        910,000
 ........................................................................................
               3,000,000    Benedek Communications Corp. sr. disc.
                            notes stepped-coupon zero %
                            (13 1/4s, 5/15/01), 2006 (STP)                    1,830,000
 ........................................................................................
                 970,000    Busse Broadcasting Corp. sr. notes
                            11 5/8s, 2000                                     1,028,200
 ........................................................................................
               5,690,000    Capstar Broadcasting 144A sr. disc.
                            notes stepped-coupon zero %
                            (12 3/4s, 2/1/02), 2009 (STP)                     3,613,150
 ........................................................................................
               1,460,000    Capstar Broadcasting 144A sr. sub.
                            notes 9 1/4s, 2007                                1,412,550
 ........................................................................................
               1,690,000    Citadel Broadcasting, Inc. 144A sr. sub.
                            notes 13 1/4s, 2009                               1,690,000
 ........................................................................................
               1,290,000    Citadel Broadcasting, Inc. 144A sr. sub.
                            notes 10 1/4s, 2007                               1,290,000
 ........................................................................................
               4,000,000    Commodore Media, Inc. sr. sub. notes
                            stepped-coupon 7 1/2s,
                            (13 1/4s, 5/1/98), 2003 (STP)                     4,360,000
 ........................................................................................
                 500,000    Granite Broadcasting Corp. sr. sub.
                            notes 10 3/8s, 2005                                 505,000
 ........................................................................................
               1,325,000    Heritage Media Services Corp. sr. sub.
                            notes 8 3/4s, 2006                                1,358,125
 ........................................................................................
               1,325,000    Jacor Communications, Inc. sr. sub.
                            notes 10 1/8s, 2006                               1,391,250
 ........................................................................................
                 675,000    Jacor Communications, Inc. company
                            guaranty 9 3/4s, 2006                               702,000
 ........................................................................................
                 930,000    Jacor Communications, Inc. 144A
                            company guaranty 8 3/4s, 2007                       918,375
 ........................................................................................
               4,602,000    Petracom Holdings, Inc. notes
                            stepped-coupon zero %
                            (17 1/2s, 8/1/98), 2003 (STP)                     4,417,920
 ........................................................................................
               1,815,000    Radio One Inc. 144A sr. sub. notes
                            stepped-coupon 7s, (12s, 5/1/00),
                            2004 (STP)                                        1,615,350
 ........................................................................................
                 785,000    RBS Participacoes S.A. 144A
                            company guaranty 11s, 2007 (Brazil)                 822,366
 ........................................................................................
               3,800,000    SFX Broadcasting, Inc. sr. sub.
                            notes Ser. B, 10 3/4s, 2006                       4,104,000
 ........................................................................................
               3,325,000    Sinclair Broadcasting Group sr. sub.
                            notes 10s, 2005                                   3,424,750
 ........................................................................................
               3,000,000    Sinclair Broadcast Group, Inc.
                            144A sr. sub. notes 9s, 2007                      2,910,000
 ........................................................................................
               2,375,000    Spanish Broadcasting Systems
                            144A sr. notes 11s, 2004                          2,505,625
 ........................................................................................
               5,363,000    Telemedia Broadcasting Corp.
                            144A deb. stepped-coupon 3.8s,
                            (16s, 6/15/99), 2004 (STP)                        4,880,330
 ........................................................................................
               2,025,000    TV Azteca Sa De Cv 144A sr.
                            notes 10 1/2s, 2007 (Mexico)                      2,065,500
----------------------------------------------------------------------------------------
                                                                             51,543,241
----------------------------------------------------------------------------------------
Building Materials (0.8%)
 ........................................................................................
                 410,000    Building Materials Corp. sr. notes
                            Ser. B, 8 5/8s, 2006                                416,150
 ........................................................................................
               2,800,000    Cemex S.A. 144A bonds 12 3/4s,
                            2006(Mexico)                                      3,248,000
 ........................................................................................
               2,400,000    Consumers International 144A sr. notes
                            10 1/4s, 2005                                     2,574,000
 ........................................................................................
               1,070,000    Waxman Industries Inc. sr. notes
                            stepped-coupon Ser. B, zero %
                            (12 3/4s, 6/1/99), 2004 (STP)                       904,150
----------------------------------------------------------------------------------------
                                                                              7,142,300
----------------------------------------------------------------------------------------
Building and Construction (1.7%)
 ........................................................................................
               1,880,000    Atrium Companies Inc. sub. notes
                            10 1/2s, 2006                                     1,943,450
 ........................................................................................
                 620,000    Continental Homes Holding Corp. sr.
                            notes 10s, 2006                                     651,000
 ........................................................................................
               3,360,000    Presley Cos. sr. notes 12 1/2s, 2001              3,360,000
 ........................................................................................
               7,710,000    Terex Corp. sr. notes Ser. B, 13 1/4s, 2002       8,712,300
----------------------------------------------------------------------------------------
                                                                             14,666,750
----------------------------------------------------------------------------------------
Buses (0.7%)
 ........................................................................................
                 345,000    Atlantic Express, Inc. 144A company
                            guaranty 10 3/4s, 2004                              358,800
 ........................................................................................
               1,110,000    Blue Bird Body Co. sr. sub. notes
                            Ser. B, 10 3/4s, 2006                             1,176,600
 ........................................................................................
               4,985,000    Consorcio/MCII Holdings sec. notes
                            stepped-coupon zero %
                            (12s, 11/15/98), 2002 (STP)                       4,361,875
----------------------------------------------------------------------------------------
                                                                              5,897,275
----------------------------------------------------------------------------------------
Business Services (0.7%)
 ........................................................................................
               3,750,000    Outsourcing Solutions, Inc. sr. sub. notes
                            Ser. B, 11s, 2006                                 4,087,500
 ........................................................................................
                 905,000    Pierce Leahy Corp. sr. sub. notes
                            11 1/8s, 2006                                       986,450
 ........................................................................................
                 820,000    Williams Scotsman Inc. 144A sr. notes
                            9 7/8s, 2007                                        828,200
----------------------------------------------------------------------------------------
                                                                              5,902,150
----------------------------------------------------------------------------------------
Cable Television (6.6%)
 ........................................................................................
               1,000,000    Adelphia Communications Corp. notes
                            Ser. B, 9 7/8s, 2005                                980,000
 ........................................................................................
               2,750,000    Adelphia Communications Corp. sr.
                            deb. 11 7/8s, 2004                                2,901,250
 ........................................................................................
               2,265,000    Adelphia Communications Corp.
                            144A sr. notes 9 7/8s, 2007                       2,174,400
 ........................................................................................
               5,650,000    American Telecasting, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (14 1/2s, 8/15/00), 2005 (STP)                    1,553,750
 ........................................................................................
               2,150,000    Cablevision Systems Corp. sr. sub. deb.
                            10 1/2s, 2016                                     2,343,500
 ........................................................................................
               3,760,000    Century Communications
                            Corp. sr. notes 9 1/2s, 2005                      3,854,000
 ........................................................................................
               3,115,000    CF Cable TV, Inc. sr. notes 11 5/8s,
                            2005 (Canada)                                     3,519,950
 ........................................................................................
               6,834,000    Comcast UK Cable, Ltd. deb.
                            stepped-coupon zero %
                            (11.2s, 11/15/00), 2007 (Bermuda) (STP)           5,125,500
 ........................................................................................
               5,220,000    Diamond Cable Communication Co.
                            sr. disc. notes stepped-coupon zero %
                            (11 3/4s, 12/15/00), 2005
                            (United Kingdom) (STP)                            3,614,850
 ........................................................................................
               1,800,000    Diamond Cable Communication Co.
                            sr. disc. notes stepped-coupon zero %
                            (13 1/2s, 9/30/99), 2004
                            (United Kingdom) (STP)                            1,503,000
 ........................................................................................
               2,750,000    Diamond Cable Communication Co.
                            144A sr. disc. notes stepped-coupon
                            zero % (10 3/4s, 2/15/02), 2007
                            (United Kingdom) (STP)                            1,629,375
 ........................................................................................
                 435,065    Falcon Holdings Group, Inc. sr. sub.
                            notes 11s, 2003 (PIK)                               437,240
 ........................................................................................
               3,655,000    Frontiervision Operating Partners
                            L.P. sr. sub. notes 11s, 2006                     3,799,373
 ........................................................................................
               4,000,000    Grupo Televisa S.A. sr. disc. notes
                            stepped-coupon zero %
                            (13 1/4s, 5/15/01), 2008 (Mexico) (STP)           2,810,000
 ........................................................................................
               3,425,000    Grupo Televisa S.A. 144A sr. notes
                            11 7/8s, 2006 (Mexico)                            3,844,563
 ........................................................................................
                 800,000    Heartland Wireless Communications,
                            Inc. sr. notes Ser. B, 14s, 2004 (NON)              352,000
 ........................................................................................
               2,140,000    Heartland Wireless Communications,
                            Inc. sr. notes 13s, 2003 (NON)                      743,650
 ........................................................................................
               2,500,000    Jones Intercable, Inc. sr. sub. deb.
                            10 1/2s, 2008                                     2,737,500
 ........................................................................................
               2,500,000    Lenfest Communications, Inc. sr. sub.
                            notes 10 1/2s, 2006                               2,718,750
 ........................................................................................
               2,675,000    Marcus Cable Co. (L.P.) sr. disc. notes
                            stepped-coupon zero %
                            (14 1/4s, 6/15/00), 2005 (STP)                    2,113,250
 ........................................................................................
               1,500,000    Marcus Cable Co. (L.P.) sr. sub. disc.
                            notes stepped-coupon zero %
                            (13 1/2s, 8/1/99), 2004 (STP)                     1,305,000
 ........................................................................................
                 500,000    TV Azteca Sa De Cv 144A sr. notes
                            10 1/8s, 2004 (Mexico)                              510,625
 ........................................................................................
               2,630,000    TV Filme, Inc. 144A sr. notes
                            12 7/8s, 2004 (Brazil)                            2,764,788
 ........................................................................................
               6,950,000    UIH Australia/Pacific, Inc. sr. disc.
                            notes stepped-coupon Ser. B, zero %
                            (14s, 5/15/01), 2006 (Australia) (STP)            4,309,000
 ........................................................................................
                 265,000    Wireless One, Inc. sr. notes 13s, 2003              168,938
----------------------------------------------------------------------------------------
                                                                             57,814,252
----------------------------------------------------------------------------------------
Cellular Communications (5.6%)
 ........................................................................................
               9,115,000    Cencall Communications Corp. sr. disc.
                            notes stepped-coupon zero %
                            (10 1/8s, 1/15/99), 2004 (STP)                    7,200,850
 ........................................................................................
               2,610,000    Comcast Cellular 144A sr. notes
                            9 1/2s, 2007                                      2,623,050
 ........................................................................................
                 675,000    Consorcio Ecuatoriano 144A notes
                            14s, 2002 (Ecuador)                                 717,188
 ........................................................................................
               5,500,000    Dial Call Communications, Inc. sr. disc.
                            notes stepped-coupon Ser. B, zero %
                            (10 1/4s, 12/15/98), 2005 (STP)                   4,317,500
 ........................................................................................
               2,350,000    Intercel, Inc. 144A sr. notes 11 1/8s, 2007       2,391,125
 ........................................................................................
               1,000,000    Intercel, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (12s, 5/1/01), 2006 (STP)                           627,500
 ........................................................................................
               3,170,000    Intercel, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (12s, 2/1/01), 2006 (STP)                         2,044,650
 ........................................................................................
               1,360,000    International Wireless
                            Communications, Inc. sr. disc.
                            notes zero %, 2001                                  727,600
 ........................................................................................
               1,690,000    International Wire Group
                            144A sr. sub. notes 11 3/4s, 2005                 1,833,650
 ........................................................................................
              10,450,000    Millicom International Cellular S.A.
                            sr. disc. notes stepped-coupon zero %
                            (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)        7,628,500
 ........................................................................................
               7,750,000    NEXTEL Communications, Inc.
                            sr. disc. notes stepped-coupon
                            zero % (9 3/4s, 2/15/99), 2004 (STP)              5,928,750
 ........................................................................................
               4,005,000    Omnipoint Corp. sr. notes 11 5/8s, 2006           3,859,819
 ........................................................................................
               2,750,000    Omnipoint Corp. sr. notes Ser. A,
                            11 5/8s, 2006                                     2,667,500
 ........................................................................................
               4,525,000    Pricellular Wireless Corp. sr. disc.
                            notes stepped-coupon Ser. B, zero %
                            (14s, 11/15/97), 2001 (STP)                       4,796,500
 ........................................................................................
                 650,000    Sygnet Wireless, Inc. sr. notes
                            11 1/2s, 2006                                       663,000
 ........................................................................................
                 600,000    Western Wireless Corp. sr. sub. notes
                            10 1/2s, 2007                                       620,250
----------------------------------------------------------------------------------------
                                                                             48,647,432
----------------------------------------------------------------------------------------
Chemicals (1.0%)
 ........................................................................................
               2,300,000    Acetex Corp. sr. notes 9 3/4s,
                            2003 (Canada)                                     2,334,500
 ........................................................................................
               1,250,000    Harris Chemical Corp. sr. sub. notes
                            10 3/4s, 2003                                     1,287,500
 ........................................................................................
               1,000,000    Huntsman Specialty Bank Loan notes
                            Ser. BK, zero %, 2027                             1,022,500
 ........................................................................................
               1,600,000    NL Industries, Inc. sr. notes
                            stepped-coupon zero %
                            (13s, 10/15/98), 2005 (STP)                       1,496,000
 ........................................................................................
               1,660,000    Sterling Chemicals Holdings sr. disc.
                            notes stepped-coupon zero %
                            (13 1/2s, 8/15/01), 2008 (STP)                    1,116,350
 ........................................................................................
               1,670,000    Union Carbide Global Enterprises sr.
                            sub. notes Ser. B, 12s, 2005                      1,878,750
----------------------------------------------------------------------------------------
                                                                              9,135,600
----------------------------------------------------------------------------------------
Computer Equipment (0.1%)
 ........................................................................................
               1,100,000    Computervision Corp. sr. sub. notes
                            11 3/8s, 1999                                     1,086,250
----------------------------------------------------------------------------------------
Computer Services (0.4%)
 ........................................................................................
               2,385,000    Bell & Howell Co. deb. stepped-coupon
                            Ser. B, zero % (11 1/2s, 3/1/00), 2005 (STP)      1,908,000
 ........................................................................................
               2,590,000    Interact Systems, Inc. 144A
                            stepped-coupon zero %
                            (14s, 8/1/99), 2003 (STP)                         1,165,500
----------------------------------------------------------------------------------------
                                                                              3,073,500
----------------------------------------------------------------------------------------
Conglomerates (0.2%)
 ........................................................................................
                 749,000    Axia, Inc. sr. sub. notes Ser. B, 11s, 2001         778,960
 ........................................................................................
               1,035,000    Cia Latino Americana 144A
                            company guaranty 11 5/8s,
                            2004 (Argentina)                                  1,086,750
----------------------------------------------------------------------------------------
                                                                              1,865,710
----------------------------------------------------------------------------------------
Consumer Durable Goods (0.5%)
 ........................................................................................
                 655,000    Coleman Escrow Corp. 144A sr. disc.
                            notes zero %, 2001                                  376,625
 ........................................................................................
               1,860,000    Icon Fitness Corp. sr. disc. notes
                            stepped-coupon Ser. B, zero %
                            (14s, 11/15/01), 2006 (STP)                       1,013,700
 ........................................................................................
               3,185,000    Remington Products Co. sr. sub.
                            notes Ser. B, 11s, 2006                           2,802,800
----------------------------------------------------------------------------------------
                                                                              4,193,125
----------------------------------------------------------------------------------------
Consumer Non-Durables (0.3%)
 ........................................................................................
               1,040,000    E&S Holdings Corp. sr. sub. notes
                            Ser. B, 10 3/8s, 2006                             1,081,600
 ........................................................................................
                 680,000    Foamex (L.P.) 144A sr. sub. notes
                            9 7/8s, 2007                                        700,400
 ........................................................................................
                 665,000    Hedstrom Corp. 144A sr. sub. notes
                            10s, 2007                                           669,988
----------------------------------------------------------------------------------------
                                                                              2,451,988
----------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ........................................................................................
               1,476,000    Coinmach Corp. sr. notes Ser. B,
                            11 3/4s, 2005                                     1,642,050
----------------------------------------------------------------------------------------
Containers (0.9%)
 ........................................................................................
               2,750,000    Amtrol, Inc. sr. sub. notes 10 5/8s, 2006         2,866,875
 ........................................................................................
               1,640,000    Innova S De R.L. 144A sr. notes
                            12 7/8s, 2007 (Mexico)                            1,738,400
 ........................................................................................
                 590,000    Radnor Holdings Inc. sr.notes 10s, 2003             595,900
 ........................................................................................
               2,500,000    Stone Container Bank loan notes
                            9 3/8s, 2003                                      2,518,750
----------------------------------------------------------------------------------------
                                                                              7,719,925
----------------------------------------------------------------------------------------
Cosmetics (0.5%)
 ........................................................................................
                 605,000    French Fragrances, Inc.
                            144A sr. notes 10 3/8s, 2007                        629,200
 ........................................................................................
               5,040,000    Revlon Worldwide Corp. 144A sr. disc.
                            notes zero %, 2001                                3,414,600
----------------------------------------------------------------------------------------
                                                                              4,043,800
----------------------------------------------------------------------------------------
Electric Utilities (5.7%)
 ........................................................................................
              10,200,000    AES China Generating Co. sr. notes
                            10 1/8s, 2006 (China)                            11,118,000
 ........................................................................................
               1,350,000    Calpine Corp. sr. notes 10 1/2s, 2006             1,451,250
 ........................................................................................
               1,520,000    Calpine Corp. sr. notes 9 1/4s, 2004              1,550,400
 ........................................................................................
               3,000,000    Cleveland Electric Illuminating Co.
                            1st mtge. Ser. E, 9s, 2023                        3,137,070
 ........................................................................................
               1,875,000    El Paso Electric Co. 1st mtge.
                            Ser. E, 9.4s, 2011                                2,041,331
 ........................................................................................
               1,540,000    CMS Energy Corp. sr. notes 8 1/8s, 2002           1,555,000
 ........................................................................................
               2,320,000    First PV Funding deb. 10.15s, 2016                2,445,350
 ........................................................................................
                  18,000    First PV Funding Corp. deb. Ser. 86A,
                            10.3s, 2014                                          18,982
 ........................................................................................
               4,400,000    Long Island Lighting Co. deb. 8.9s, 2019          4,585,988
 ........................................................................................
               1,460,000    Long Island Lighting Co. refunding
                            mtge. notes 9 5/8s, 2024                          1,496,500
 ........................................................................................
               7,600,000    Midland Funding Corp. deb. Ser. A,
                            11 3/4s, 2005                                     8,846,172
 ........................................................................................
               2,480,000    Midland Funding Corp. deb. Ser. B,
                            13 1/4s, 2006                                     3,019,301
 ........................................................................................
               5,000,000    Niagara Mohawk Power Corp.
                            1st mtge. 6 7/8s, 2003                            4,806,300
 ........................................................................................
               1,250,000    Niagara Mohawk Power Corp.
                            1st mtge. 6 7/8s, 2001                            1,224,100
 ........................................................................................
                 468,000    North Atlantic Energy Corp.
                            1st mtge. Ser. A, 9.05s, 2002                       473,466
 ........................................................................................
               1,860,783    Northeast Utilities System notes
                            Ser. A, 8.58s, 2006                               1,829,596
----------------------------------------------------------------------------------------
                                                                             49,598,806
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.0%)
 ........................................................................................
               2,000,000    Celestica International Ltd.
                            144A sr. sub. notes 10 1/2s,
                            2006 (Canada)                                     2,150,000
 ........................................................................................
                 848,753    Cirent Semiconductor sr. sub. notes
                            10.22s, 2002                                        847,693
 ........................................................................................
                 900,756    Cirent Semiconductor 144A sr. sub.
                            notes 10.14s, 2004                                  899,631
 ........................................................................................
               5,160,000    Dobson Communications Corp.
                            sr. notes, 144A 11 3/4s, 2007                     5,082,600
 ........................................................................................
                 785,000    HCC Industries, Inc. 144A sr. sub.
                            notes 10 3/4s, 2007                                 824,250
 ........................................................................................
                 980,000    International Semi-Tech. Corp.
                            sr. secd. disc. notes stepped-coupon
                            zero %, (11 1/2s, 8/15/00) 2003
                            (Canada) (STP)                                      583,100
 ........................................................................................
                 770,000    Moog, Inc. sr. sub. notes Ser. B, 10s, 2006         800,800
 ........................................................................................
               3,225,000    Motors and Gears, Inc. sr. notes
                            Ser. B, 10 3/4s, 2006                             3,337,875
 ........................................................................................
               1,305,000    Therma-Wave Inc. 144A sr. notes
                            10 5/8s, 2004                                     1,393,088
 ........................................................................................
               1,465,000    Wavetek Corp. 144A sr. sub. notes
                            10 1/8s, 2007                                     1,494,300
----------------------------------------------------------------------------------------
                                                                             17,413,337
----------------------------------------------------------------------------------------
Entertainment (1.1%)
 ........................................................................................
               5,000,000    Six Flags Corp. sr. sub. notes
                            stepped-coupon zero %
                            (12 1/4s, 6/15/98), 2005 (STP)                    5,143,750
 ........................................................................................
               3,500,000    Trump Holdings & Funding Corp.
                            sr. notes 15 1/2s, 2005                           4,060,000
----------------------------------------------------------------------------------------
                                                                              9,203,750
----------------------------------------------------------------------------------------
Environmental Control (0.5%)
 ........................................................................................
               2,735,000    Allied Waste Industries, Inc.
                            144A sr. disc. notes stepped-coupon
                            zero % (11.3s, 6/1/02), 2007 (STP)                1,682,025
 ........................................................................................
               2,295,000    Allied Waste Industries, Inc.
                            144A sr. sub. notes 10 1/4s, 2006                 2,444,175
----------------------------------------------------------------------------------------
                                                                              4,126,200
----------------------------------------------------------------------------------------
Financial Services (2.0%)
 ........................................................................................
               2,850,000    Aames Financial Corp. sr. notes
                            9 1/8s, 2003                                      2,878,500
 ........................................................................................
               2,350,000    APP Finance II Mauritius Ltd.
                            144A bonds 12s, 2049 (Indonesia)                  2,402,875
 ........................................................................................
                 600,000    Colonial Capital I 144A company
                            guaranty 8.92s, 2027                                599,719
 ........................................................................................
                 655,000    Imperial Credit Industries, Inc.
                            sr. notes 9 7/8s, 2007                              635,350
 ........................................................................................
               1,005,000    Intertek Finance PLC 144A sr. sub.
                            notes 10 1/4s, 2006                               1,050,225
 ........................................................................................
               1,275,000    Investors Capital Trust I 144A company
                            guaranty 9.77s, 2027                              1,282,774
 ........................................................................................
               1,080,000    Ocwen Federal Bank FSB sub. deb.
                            12s, 2005                                         1,185,300
 ........................................................................................
               1,505,000    PTC International Finance
                            144A company guaranty zero %
                            (10.75s, 7/1/02), 2007 (STP)                        914,288
 ........................................................................................
                 670,000    Pacalta Resources Ltd. 144A sr. notes
                            10 3/4s, 2004 (Canada)                              686,750
 ........................................................................................
               3,230,000    Vicap SA. 144A company guaranty
                            11 3/8s, 2007 (Mexico)                            3,379,388
 ........................................................................................
               2,250,000    SRI Receivables Purchase notes
                            144A 12 1/2s, 2000                                2,379,375
----------------------------------------------------------------------------------------
                                                                             17,394,544
----------------------------------------------------------------------------------------
Food and Beverages (0.4%)
 ........................................................................................
                 820,000    Canandaigua Wine Co. sr. sub. notes
                            Ser. C, 8 3/4s, 2003                                822,050
 ........................................................................................
                 460,000    Del Monte Corp. 144A sr. sub.
                            notes 12 1/4s, 2007                                 496,800
 ........................................................................................
               2,000,000    Mafco, Inc. sr. sub. notes 11 7/8s, 2002          2,150,000
 ........................................................................................
                 330,000    Windy Hill Pet Food Co.
                            144A sr. sub. notes 9 3/4s, 2007                    330,825
----------------------------------------------------------------------------------------
                                                                              3,799,675
----------------------------------------------------------------------------------------
Gaming (5.3%)
 ........................................................................................
               5,565,000    Alliance Gaming Corp. sr. notes
                            12 7/8s, 2003                                     6,288,450
 ........................................................................................
               3,170,000    Argosy Gaming Co. 1st mtge.
                            13 1/4s, 2004                                     3,043,200
 ........................................................................................
                 630,000    Casino Magic of Louisiana Corp.
                            144A 1st mtge. 13s, 2003                            560,700
 ........................................................................................
                 400,000    Casino Magic Finance Corp. 1st mtge.
                            11 1/2s, 2001                                       356,000
 ........................................................................................
               4,095,000    Coast Hotels & Casinos, Inc. company
                            guaranty Ser. B, 13s, 2002                        4,565,925
 ........................................................................................
               5,061,328    Colorado Gaming & Entertainment
                            Co. sr. notes 12s, 2003 (PIK)                     5,036,021
 ........................................................................................
               1,685,000    Harveys Casino Resorts sr. sub. notes
                            10 5/8s, 2006                                     1,794,525
 ........................................................................................
               4,570,000    Hollywood Casino Corp. sr. notes
                            12 3/4s, 2003                                     4,855,625
 ........................................................................................
               5,150,000    Lady Luck Gaming Corp. 1st mtge.
                            11 7/8s, 2001                                     5,214,375
 ........................................................................................
               3,451,000    Louisiana Casino Cruises Corp.
                            1st mtge. 11 1/2s, 1998                           3,485,510
 ........................................................................................
               5,100,000    Mohegan Tribal Gaming Auth. sr. notes
                            Ser. B, 13 1/2s, 2002                             6,706,500
 ........................................................................................
               3,550,000    Sun International Hotels Ltd. company
                            guaranty 9s, 2007                                 3,603,250
 ........................................................................................
               1,188,000    Trump Castle Funding Corp. notes
                            11 1/2s, 2000                                     1,188,000
----------------------------------------------------------------------------------------
                                                                             46,698,081
----------------------------------------------------------------------------------------
Health Care (1.9%)
 ........................................................................................
               1,385,000    IMED Corp. sr. sub. notes 9 3/4s, 2006            1,426,550
 ........................................................................................
               1,735,000    Integrated Health Services, Inc.
                            144A sr. sub. notes 9 1/2s, 2007                  1,774,038
 ........................................................................................
               4,000,000    Merit Behavioral Care sr. sub. notes
                            11 1/2s, 2005                                     4,440,000
 ........................................................................................
               6,680,000    Paracelsus Healthcare sr. sub. notes
                            10s, 2006                                         6,813,600
 ........................................................................................
               2,100,000    Tenet Healthcare Corp. sr. sub.
                            notes 8 5/8s, 2007                                2,142,000
----------------------------------------------------------------------------------------
                                                                             16,596,188
----------------------------------------------------------------------------------------
Insurance (0.1%)
 ........................................................................................
               1,000,000    Reliance Group Holdings, Inc. sr. sub.
                            deb. 9 3/4s, 2003                                 1,060,000
----------------------------------------------------------------------------------------
Lodging (1.1%)
 ........................................................................................
               4,925,000    Host Marriott Travel Plaza sr. notes
                            Ser. B, 9 1/2s, 2005                              5,158,938
 ........................................................................................
               1,400,000    John Q Hammons Hotels, Inc.
                            1st mtge. 9 3/4s, 2005                            1,468,250
 ........................................................................................
               1,000,000    John Q Hammons Hotels, Inc.
                            1st mtge. 8 7/8s, 2004                            1,010,000
 ........................................................................................
               1,910,000    Prime Hospitality Corp. sub.
                            notes 9 3/4s, 2007                                1,995,950
----------------------------------------------------------------------------------------
                                                                              9,633,138
----------------------------------------------------------------------------------------
Medical Supplies and Devices (0.9%)
 ........................................................................................
               2,650,000    Dade International, Inc. sr. sub. notes
                            Ser. B, 11 1/8s, 2006                             2,954,750
 ........................................................................................
               2,748,000    Graphic Controls Corp. sr. sub. notes
                            Ser. A, 12s, 2005                                 3,036,540
 ........................................................................................
                 425,000    Leiner Health Products 144A sr. sub.
                            notes 9 5/8s, 2007                                  430,313
 ........................................................................................
               1,440,000    Wright Medical Technology, Inc. sr.
                            secd. notes Ser. B, 10 3/4s, 2000                 1,454,400
----------------------------------------------------------------------------------------
                                                                              7,876,003
----------------------------------------------------------------------------------------
Metals and Mining (0.9%)
 ........................................................................................
                 510,000    Acindar Industria Argentina de
                            Aceros S.A. bonds 11 1/4s,
                            2004 (Argentina)                                    538,050
 ........................................................................................
               1,270,000    Continental Global Group 144A sr.
                            notes Ser. A, 11s, 2007                           1,333,500
 ........................................................................................
               1,660,000    Echo Bay Mines jr. sub. deb. 11s,
                            2027 (Canada)                                     1,668,300
 ........................................................................................
               1,915,000    Maxxam Group Holdings Inc. sr. notes
                            Ser. B, 12s, 2003                                 1,986,813
 ........................................................................................
               2,360,000    Royal Oak Mines, Inc. company
                            guaranty Ser. B, 11s, 2006 (Canada)               2,336,400
 ........................................................................................
                 260,000    Wells Aluminum 144A notes
                            10 1/8s, 2005                                       267,800
----------------------------------------------------------------------------------------
                                                                              8,130,863
----------------------------------------------------------------------------------------
Motion Picture Distribution (1.0%)
 ........................................................................................
               2,075,000    Act III Theatres, Inc. sr. sub. notes
                            11 7/8s, 2003                                     2,241,000
 ........................................................................................
               2,125,000    AMC Entertainment, Inc. 144A sr. sub.
                            notes 9 1/2s, 2009                                2,210,000
 ........................................................................................
               1,912,800    Cinemark Mexico USA notes Ser. B,
                            13s, 2003 (Mexico) (PIK)                          1,836,288
 ........................................................................................
                  52,500    Cinemark Mexico USA notes
                            Ser. D, 13s, 2003 (Mexico) (PIK)                     50,400
 ........................................................................................
               2,110,000    Cinemark USA, Inc. notes 9 5/8s, 2008             2,173,300
----------------------------------------------------------------------------------------
                                                                              8,510,988
----------------------------------------------------------------------------------------
Networking (0.5%)
 ........................................................................................
               6,335,000    CellNet Data Systems, Inc. sr. disc.
                            notes stepped-coupon Ser. B, zero %
                            (13s, 6/15/00), 2005 (STP)                        4,434,500
----------------------------------------------------------------------------------------
Nursing Homes (0.1%)
 ........................................................................................
                 565,000    Genesis Health Ventures, Inc. sr. sub.
                            notes 9 1/4s, 2006                                  570,650
----------------------------------------------------------------------------------------
Office Equipment (0.2%)
 ........................................................................................
               1,650,000    United Stationer Supply, Inc. sr. sub.
                            notes 12 3/4s, 2005                               1,848,000
----------------------------------------------------------------------------------------
Oil Exploration (0.4%)
 ........................................................................................
                 995,000    DI Industries Inc. sr. notes 8 7/8s, 2007           980,075
 ........................................................................................
               1,500,000    Parker Drilling Corp. sr. notes
                            Ser. B, 9 3/4s, 2006                              1,576,875
 ........................................................................................
                 665,000    Snyder Oil Corp. sr. sub. notes
                            8 3/4s, 2007                                        661,675
----------------------------------------------------------------------------------------
                                                                              3,218,625
----------------------------------------------------------------------------------------
Oil and Gas (5.4%)
 ........................................................................................
               5,670,000    Abraxas Petroleum Corp. 144A sr.
                            notes Ser. B, 11 1/2s, 2004                       6,151,950
 ........................................................................................
                 265,000    W. R. Carpenter 144A sr. sud. notes
                            10 5/8s, 2007                                       265,000
 ........................................................................................
               1,620,000    Cliffs Drilling Co. company guaranty
                            Ser. B, 10 1/4s, 2003                             1,725,300
 ........................................................................................
               2,595,000    Costilla Energy, Inc. sr. notes
                            10 1/4s, 2006                                     2,685,825
 ........................................................................................
                 635,000    Flores & Rucks, Inc. sr. sub. notes
                            9 3/4s, 2006                                        663,575
 ........................................................................................
                 800,000    Kelley Oil & Gas Corp. sr. sub. notes
                            Ser. B, 10 3/8s, 2006                               824,000
 ........................................................................................
                 375,000    Maxus Energy Corp. global notes
                            9 7/8s, 2002                                        395,138
 ........................................................................................
               1,050,000    Ocean Energy, Inc. 144A sr. sub.
                            notes 8 7/8s, 2007                                1,050,000
 ........................................................................................
               5,700,000    Panda Global Energy Co. 144A sr.
                            notes 12 1/2s, 2004                               5,529,000
 ........................................................................................
                 665,000    Petsec Energy, Inc. 144A sr. sub.
                            notes 9 1/2s, 2007                                  665,000
 ........................................................................................
                 330,000    Pogo Producing Co. 144A notes
                            8 3/4s, 2007                                        331,650
 ........................................................................................
                 970,000    Pride Petroleum Services, Inc.
                            sr. notes 9 3/8s, 2007                            1,013,650
 ........................................................................................
                 545,000    Texas Petrochemical Corp. sr. sub.
                            notes 11 1/8s, 2006                                 588,600
 ........................................................................................
              18,430,000    Transamerican Energy 144A sr. disc.
                            notes stepped-coupon zero %
                            (13.s, 6/1/98), 2002 (STP)                       13,499,975
 ........................................................................................
               7,310,000    Transamerican Energy 144A sr.
                            notes 11 1/2s, 2002                               7,163,800
 ........................................................................................
               3,494,000    TransTexas Gas Corp. sr. sub. notes
                            13 3/4s, 2001                                     3,843,400
 ........................................................................................
                 655,000    Wiser Oil Co. 144A sr. sub. notes
                            9 1/2s, 2007                                        656,638
----------------------------------------------------------------------------------------
                                                                             47,052,501
----------------------------------------------------------------------------------------
Packaging and Containers (0.8%)
 ........................................................................................
               4,850,000    Ivex Packaging Corp. sr. sub. notes
                            12 1/2s, 2002                                     5,262,250
 ........................................................................................
               1,250,000    Riverwood International company
                            guaranty 10 1/4s, 2006                            1,231,250
 ........................................................................................
                 625,000    US Can Corp. company guaranty
                            Ser. B, 10 1/8s, 2006                               664,063
----------------------------------------------------------------------------------------
                                                                              7,157,563
----------------------------------------------------------------------------------------
Paging (2.0%)
 ........................................................................................
               3,900,000    Arch Communications Group sr. disc.
                            notes stepped-coupon zero %
                            (10 7/8s, 3/15/01), 2008 (STP)                    2,067,000
 ........................................................................................
               4,700,000    Mobile Telecommunications Tech. sr.
                            notes 13 1/2s, 2002                               5,029,000
 ........................................................................................
               4,100,000    Pagemart Nationwide, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (15s, 2/1/00), 2005 (STP)                         3,136,500
 ........................................................................................
               1,550,000    Pagemart, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (12 1/4s, 11/1/98), 2003 (STP)                    1,336,875
 ........................................................................................
                 750,000    Paging Network, Inc. sr. sub. notes
                            10 1/8s, 2007                                       727,500
 ........................................................................................
               4,925,000    Paging Network, Inc. sr. sub. notes
                            10s, 2008                                         4,783,406
----------------------------------------------------------------------------------------
                                                                             17,080,281
----------------------------------------------------------------------------------------
Paper and Forest Products (2.4%)
 ........................................................................................
               5,725,000    APP International Finance Co. notes
                            11 3/4s, 2005 (Netherlands)                       6,311,813
 ........................................................................................
               1,700,000    Domtar, Inc. deb. 9 1/2s, 2016 (Canada)           1,785,000
 ........................................................................................
               6,525,000    Florida Coast Paper LLC 1st mtge.
                            Ser. B, 12 3/4s, 2003                             6,769,688
 ........................................................................................
               4,590,000    Repap New Brunswick sr. notes
                            10 5/8s, 2005 (Canada)                            4,326,075
 ........................................................................................
               1,275,000    Stone Container Corp. sr. notes
                            11 7/8s, 2016                                     1,370,625
----------------------------------------------------------------------------------------
                                                                             20,563,201
----------------------------------------------------------------------------------------
Publishing (0.9%)
 ........................................................................................
               4,750,000    American Media Operation, Inc.
                            sr. sub. notes 11 5/8s, 2004                      5,177,500
 ........................................................................................
                 820,000    Hollinger International Publishing, Inc.
                            company guaranty 8 5/8s, 2005                       830,250
 ........................................................................................
                 490,000    Sun Media Corp. 144A sr. sub. notes
                            9 1/2s, 2007 (Canada)                               494,900
 ........................................................................................
               1,505,000    Von Hoffman Press Inc. 144A sr. sub.
                            notes 10 3/8s, 2007                               1,572,725
----------------------------------------------------------------------------------------
                                                                              8,075,375
----------------------------------------------------------------------------------------
Railroads (0.4%)
 ........................................................................................
               2,105,000    TFM SA DE CV 144A company
                            guaranty 10 1/4s, 2007                            2,147,100
 ........................................................................................
               2,545,000    TFM SA DE CV 144A company
                            guaranty zero % (11 3/4s, 6/15/02),
                            2009 (STP)                                        1,501,550
----------------------------------------------------------------------------------------
                                                                              3,648,650
----------------------------------------------------------------------------------------
Recreation (0.4%)
 ........................................................................................
               2,275,000    PRT Funding Corp. sr. notes
                            11 5/8s, 2004                                     1,842,750
 ........................................................................................
               1,395,000    Trump A.C. 1st mtge. 11 1/4s, 2006                1,363,613
----------------------------------------------------------------------------------------
                                                                              3,206,363
----------------------------------------------------------------------------------------
Restaurants (0.2%)
 ........................................................................................
                 470,000    AmeriKing, Inc. sr. notes 10 3/4s, 2006             493,500
 ........................................................................................
               1,000,000    FRD Acquisition Co. sr. notes
                            Ser. B, 12 1/2s, 2004                             1,070,000
----------------------------------------------------------------------------------------
                                                                              1,563,500
----------------------------------------------------------------------------------------
Retail (1.4%)
 ........................................................................................
               4,250,000    Brylane (L.P.) sr. sub. notes 10s, 2003           4,547,500
 ........................................................................................
               1,045,000    Loehmanns, Inc. sr. notes 11 7/8s, 2003           1,055,450
 ........................................................................................
               2,035,000    Mothers Work, Inc. sr. notes
                            12 5/8s, 2005                                     2,116,400
 ........................................................................................
                 330,000    Specialty Retailers 144A company
                            guaranty 9s, 2007                                   328,350
 ........................................................................................
                 970,000    Specialty Retailers 144A company
                            guaranty 8 1/2s, 2005                               967,575
 ........................................................................................
               1,750,000    Waban, Inc. sr. sub. notes 11s, 2004              1,960,000
 ........................................................................................
               1,185,000    William Carter Co. sr. sub. notes
                            Ser. A, 10 3/8s, 2006                             1,238,325
----------------------------------------------------------------------------------------
                                                                             12,213,600
----------------------------------------------------------------------------------------
Satellite Services (1.2%)
 ........................................................................................
               1,350,000    Echostar Communications Corp.
                            stepped-coupon zero %
                            (12 7/8s, 6/1/99), 2004 (STP)                     1,142,438
 ........................................................................................
               2,330,000    Echostar DBS Corp. 144A company
                            guaranty 12 1/2s, 2002                            2,309,613
 ........................................................................................
               1,345,000    Esat Holdings Ltd. 144A sr. notes
                            stepped-coupon zero %
                            (12.5s, 2/1/02), 2007 (Ireland) (STP)               813,725
 ........................................................................................
               4,200,000    ICG Holdings, Inc.144A sr. disc.
                            notes zero % (11 5/8s, 3/15/02), 2007 (STP)       2,520,000
 ........................................................................................
               2,560,000    ITC Deltacom, Inc. 144A sr.
                            notes 11s, 2007                                   2,611,200
 ........................................................................................
               1,215,000    TCI Satellite Entertainment 144A sr.
                            sub. notes 10 7/8s, 2007                          1,215,000
----------------------------------------------------------------------------------------
                                                                             10,611,976
----------------------------------------------------------------------------------------
Semiconductors (0.7%)
 ........................................................................................
               1,305,000    Fairchild Semiconductor Corp.
                            144A sr. sub. notes 11.74s, 2008                  1,363,725
 ........................................................................................
               3,040,000    Fairchild Semiconductor Corp.
                            144A sr. sub. notes 10 1/8s, 2007                 3,222,400
 ........................................................................................
               1,660,000    Viasystems Inc. 144A sr. sub. notes
                            9 3/4s, 2007                                      1,689,050
----------------------------------------------------------------------------------------
                                                                              6,275,175
----------------------------------------------------------------------------------------
Specialty Consumer Products (0.4%)
 ........................................................................................
               1,550,000    Herff Jones, Inc. sr. sub. notes 11s, 2005        1,674,000
 ........................................................................................
               2,085,000    Sassco Fashions Ltd. 144A notes
                            12 3/4s, 1999                                     2,189,250
----------------------------------------------------------------------------------------
                                                                              3,863,250
----------------------------------------------------------------------------------------
Steel (0.2%)
 ........................................................................................
               1,215,000    AK Steel Corp. sr. notes 9 1/8s, 2006             1,239,300
 ........................................................................................
                 710,000    Altos Hornos De Mexico
                            144A bonds 11 7/8s, 2004 (Mexico)                   763,250
----------------------------------------------------------------------------------------
                                                                              2,002,550
----------------------------------------------------------------------------------------
Supermarkets (1.3%)
 ........................................................................................
               3,400,000    Eagle Food Centers. Inc. sr. notes
                            8 5/8s, 2000                                      3,340,500
 ........................................................................................
               5,000,000    Food 4 Less Supermarkets, Inc. deb.
                            stepped-coupon zero %
                            (13 5/8s, 6/15/00), 2005 (STP)                    4,000,000
 ........................................................................................
                 700,000    Shoppers Food Warehouse
                            144A sr. notes 9 3/4s, 2004                         700,875
 ........................................................................................
               2,850,000    Stater Brothers sr. notes 11s, 2001               3,081,563
----------------------------------------------------------------------------------------
                                                                             11,122,938
----------------------------------------------------------------------------------------
Telecommunications (4.6%)
 ........................................................................................
               3,165,000    American Communications Services,
                            Inc. sr. disc. notes stepped-coupon
                            zero % (12 3/4s, 4/1/01), 2006 (STP)              1,740,750
 ........................................................................................
                 525,000    Brooks Fiber Properties, Inc. sr. disc.
                            notes stepped-coupon zero %
                            (10 7/8s, 3/1/01), 2006 (STP)                       357,000
 ........................................................................................
               1,415,000    Brooks Fiber Properties, Inc.
                            144A sr. notes 10s, 2007                          1,429,150
 ........................................................................................
               2,200,000    Charter Communications International,
                            Inc. disc. notes stepped-coupon
                            Ser. B, zero % (14s, 3/15/01), 2007 (STP)         1,474,000
 ........................................................................................
               1,750,000    Charter Communications International,
                            Inc. sr. notes Ser. B, 11 1/4s, 2006              1,890,000
 ........................................................................................
               2,215,000    Globo Communicacoes
                            144A company guaranty
                            10 1/2s, 2006 (Brazil)                            2,347,900
 ........................................................................................
               2,866,000    GST Telecommunications,Inc. company
                            guaranty stepped-coupon zero %
                            (13 7/8s, 1/15/00), 2005 (STP)                    1,776,920
 ........................................................................................
               2,355,000    GST Equipment Funding 144A sr.
                            notes 13 1/4s, 2007                               2,519,850
 ........................................................................................
               4,735,000    Hyperion Telecommunication Corp. sr.
                            disc. notes stepped-coupon Ser. B,
                            zero % (13s, 4/15/01), 2003 (STP)                 2,497,713
 ........................................................................................
               6,425,000    ICG Holdings, Inc. sr. disc. notes
                            stepped-coupon zero %
                            (13 1/2s, 9/15/00), 2005 (STP)                    4,690,250
 ........................................................................................
               2,300,000    Intermedia Communications, Inc. sr.
                            disc. notes stepped-coupon zero %
                            (12 1/2s, 5/15/01), 2006 (STP)                    1,656,000
 ........................................................................................
               3,240,000    Intermedia Communications, Inc. sr.
                            notes Ser. B, 13 1/2s, 2005                       3,960,900
 ........................................................................................
               7,350,000    International Cabletel, Inc. 144A sr.
                            notes 10s, 2007                                   7,570,500
 ........................................................................................
               2,925,000    Nextlink Communications sr. notes
                            12 1/2s, 2006                                     3,115,125
 ........................................................................................
               2,445,000    Teleport Communications Group Inc.
                            sr. disc. notes stepped-coupon zero %
                            (11 1/8s, 7/1/01), 2007 (STP)                     1,763,456
 ........................................................................................
               1,295,000    Winstar Equipment Corp. 144A
                            company guaranty 12 1/2s, 2004                    1,265,844
----------------------------------------------------------------------------------------
                                                                             40,055,358
----------------------------------------------------------------------------------------
Telephone Services (1.0%)
 ........................................................................................
               1,000,000    Celcaribe S.A. sr. notes stepped-coupon
                            zero % (13 1/2s, 3/15/98), 2004 (STP)               990,000
 ........................................................................................
                 162,600    Celcaribe S.A. 144A zero % (NON)                  1,037,388
 ........................................................................................
               5,490,000    McLeod, Inc. 144A sr. disc. notes
                            stepped-coupon zero %
                            (10 1/2s, 3/1/02), 2007 (STP)                     3,499,875
 ........................................................................................
               3,100,000    RSL Communications, Ltd. company
                            guaranty 12 1/4s, 2006                            3,313,125
----------------------------------------------------------------------------------------
                                                                              8,840,388
----------------------------------------------------------------------------------------
Textiles (0.8%)
 ........................................................................................
                 640,000    Glenoit Corp. 144A sr. sub. notes
                            11s, 2007                                           668,800
 ........................................................................................
               1,630,000    Polymer Group, Inc. 144A 9s, 2007                 1,603,757
 ........................................................................................
               4,180,000    Polysindo International Finance
                            company guaranty 11 3/8s,
                            2006 (Indonesia)                                  4,603,225
----------------------------------------------------------------------------------------
                                                                              6,875,782
----------------------------------------------------------------------------------------
Transportation (0.5%)
 ........................................................................................
                 480,000    Chemical Leaman Corp. 144A sr.
                            notes 10 3/8s, 2005                                 489,600
 ........................................................................................
                 895,000    Coach USA, Inc. company guaranty
                            9 3/8s, 2007                                        881,575
 ........................................................................................
               3,000,000    Eletson Holdings, Inc. 1st pfd. mtge.
                            notes 9 1/4s, 2003 (Greece)                       3,030,000
----------------------------------------------------------------------------------------
                                                                              4,401,175
----------------------------------------------------------------------------------------
                            Total Corporate Bonds and
                            Notes (cost $705,492,758)                      $726,641,838
----------------------------------------------------------------------------------------
PREFERRED STOCKS (6.5%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
Banks (1.1%)
 ........................................................................................
                 230,000    California Federal Bancorp Inc.
                            Ser. A, $2.28 pfd.                               $5,865,000
 ........................................................................................
                  20,000    Chevy Chase Savings Bank $13.00 pfd.                600,000
 ........................................................................................
                  56,820    Chevy Chase Capital Corp. Ser. A,
                            $10.375 pfd.                                      2,926,230
----------------------------------------------------------------------------------------
                                                                              9,391,230
----------------------------------------------------------------------------------------
Broadcasting (1.4%)
 ........................................................................................
                  10,050    Capstar Broadcasting Inc.
                            144A $12.00 pfd.                                  1,010,025
 ........................................................................................
                  23,500    Chancellor Radio Broadcasting
                            144A $12.00 pfd.                                  2,690,750
 ........................................................................................
                   2,904    Granite Broadcasting Corp.
                            144A $12.75 pfd. (PIK)                            2,816,880
 ........................................................................................
                  24,400    SFX Broadcasting, Inc. Ser. E,
                            $12.625 pfd. (PIK)                                2,610,800
 ........................................................................................
                   3,125    Spanish Broadcasting Systems
                            144A $14.25 pfd. (PIK)                            2,906,250
----------------------------------------------------------------------------------------
                                                                             12,034,705
----------------------------------------------------------------------------------------
Cable Television (0.4%)
 ........................................................................................
                  37,713    Cablevision Systems Corp.
                            Ser. M, $11.125 dep. shs. pfd. (PIK)              3,809,013
----------------------------------------------------------------------------------------
Electric Utilities (0.4%)
 ........................................................................................
                  22,938    El Paso Electric Co. $11.40 pfd (PIK)             2,580,525
 ........................................................................................
                  32,000    Public Service Co. of New Hampshire
                            $2.65 1st mtge. pfd.                                791,901
----------------------------------------------------------------------------------------
                                                                              3,372,426
----------------------------------------------------------------------------------------
Gaming (0.1%)
 ........................................................................................
                  10,764    Alliance Gaming Corp. Ser. B,
                            $15.00 pfd. (PIK)                                $1,103,310
----------------------------------------------------------------------------------------
Insurance and Finance (0.3%)
 ........................................................................................
                 117,500    CGA Group Ltd. Ser. A, 144A
                            Ser. A, 13.75% pfd. (PIK)                         2,996,250
----------------------------------------------------------------------------------------
Medical Supplies and Devices (0.2%)
 ........................................................................................
                   1,755    Fresenius Medical Care A.G.
                            Ser. D, $9.00 pfd. (Germany)                      1,790,100
----------------------------------------------------------------------------------------
Motion Picture Distribution (-%)
 ........................................................................................
                  45,835    Diva Systems Corp. Ser. C, $6.00 pfd.               406,786
----------------------------------------------------------------------------------------
Publishing (0.3%)
 ........................................................................................
                  18,750    K-III Communications Ser. D, $10.00 pfd.          1,875,000
 ........................................................................................
                  16,175    Von Hoffman Corp. 144A 13.5% pfd.                   462,605
----------------------------------------------------------------------------------------
                                                                              2,337,605
----------------------------------------------------------------------------------------
Restaurants (0.1%)
 ........................................................................................
                  30,000    AmeriKing, Inc. $3.25 pfd. (PIK)                    840,000
----------------------------------------------------------------------------------------
Retail (0.1%)
 ........................................................................................
                   4,000    Jitney-Jungle Stores 144A $4.95
                            Ser.A, sr. exchange pfd.                            570,000
----------------------------------------------------------------------------------------
Satellite Services (0.8%)
 ........................................................................................
                   2,775    ICG Holdings, Inc. $14.25 pfd. (Canada)           2,941,500
 ........................................................................................
                   3,750    ICG Holdings, Inc. 144A
                            $14.00 pfd. (Canada)                              3,975,000
----------------------------------------------------------------------------------------
                                                                              6,916,500
----------------------------------------------------------------------------------------
Telecommunications (1.3%)
 ........................................................................................
                   3,850    Intermedia Communication
                            Ser. B, $13.50 pfd.                               3,975,125
 ........................................................................................
                  63,723    Nextlink Communications, Inc.
                            Ser. 144A Ser. 144A, $7.00 pfd.                   3,297,665
 ........................................................................................
                   3,798    NTL Inc. 144A $30.00 pfd. (PIK)                   3,987,900
----------------------------------------------------------------------------------------
                                                                             11,260,690
----------------------------------------------------------------------------------------
                            Total Preferred Stocks
                            (cost $54,691,926)                              $56,828,615
----------------------------------------------------------------------------------------
UNITS (2.7%) *
----------------------------------------------------------------------------------------
Number Of Units                                                                   Value
 ........................................................................................
                   1,170    Advanced Radio Telecommunications
                            units 14s, 2007                                  $1,170,000
 ........................................................................................
                     273    Celcaribe S.A. 144A units
                            stepped-coupon zero %
                            (13 1/2s, 3/15/98), 2004 (STP)                    4,832,100
 ........................................................................................
                   8,805    Colt Telecommunications Group
                            PLC units stepped-coupon zero %
                            (12s, 12/15/01), 2006
                            (United Kingdom) (STP)                            5,723,250
 ........................................................................................
                   2,145    Diva Systems Corp. 144A units
                            stepped-coupon zero %
                            (13s, 5/15/01), 2006 (STP)                        1,316,494
 ........................................................................................
                   1,000    Econophone Inc. units 13 1/2s, 2007               1,015,000
 ........................................................................................
                     890    Globalstar L.P. Capital units 11 3/8s, 2004         892,225
 ........................................................................................
                     330    Hedstrom Holdings, Inc. units
                            stepped-coupon zero %
                            (12s, 6/1/02), 2009 (STP)                           196,350
 ........................................................................................
                   2,420    McCaw International Ltd.
                            144A units stepped-coupon zero %
                            (13s, 4/15/02), 2007 (STP)                        1,173,700
 ........................................................................................
                   2,395    Orion Network Systems units
                            stepped-coupon zero %
                            (12.5s,1/15/02), 2007 (STP)                       1,454,963
 ........................................................................................
                   1,305    Stone Container Corp. units sr. sub.
                            12 1/4s, 2002                                     1,331,100
 ........................................................................................
                   3,520    Wireless One, Inc. units
                            stepped-coupon zero %
                            (13 1/2s, 8/1/01), 2006 (STP)                       880,000
 ........................................................................................
                   2,695    XCL Ltd. units sr. sec. notes,
                            13 1/2s, 2004                                     2,748,900
 ........................................................................................
                  13,850    XCL Ltd. units cum. pfd., 9.50%                   1,177,250
----------------------------------------------------------------------------------------
                            Total Units (cost $21,662,443)                  $23,911,332
----------------------------------------------------------------------------------------
BRADY BONDS (1.9%) *(BRA)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $4,825,750    Argentina (Republic of) deb.
                            6 3/4s, 2005                                     $4,536,205
 ........................................................................................
               4,729,143    Brazil (Republic of) 8s, 2014 (POR)               3,801,049
 ........................................................................................
               1,725,000    Bulgaria (Republic of) Ser.  IAB,
                            6.563s, 2011                                      1,242,000
 ........................................................................................
               7,320,000    United Mexican States deb.
                            Ser. B, 6 1/4s, 2019                              5,636,400
 ........................................................................................
               1,750,000    Venezuela (Government of)
                            deb. Ser. B, 6 3/4s, 2007                         1,620,938
----------------------------------------------------------------------------------------
                            Total Brady Bonds (cost $17,538,236)            $16,836,592
----------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.4%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $1,000,000    Argosy Gaming cv. sub. notes 12s, 2001             $757,500
 ........................................................................................
               3,500,000    Corporate Express, Inc. cv. notes
                            4 1/2s, 2000                                      3,106,250
 ........................................................................................
                 652,000    GST Telecommunications, Inc.
                            cv. sr. disc. notes stepped-coupon
                            zero % (13 7/8s, 15/15/00), 2005 (STP)              410,760
 ........................................................................................
               1,030,000    Integrated Device Technology, Inc.
                            cv. sub. notes 5 1/2s, 2002                         878,075
 ........................................................................................
                 700,000    National Semiconductor Corp. cv.
                            deb. 6 1/2s, 2002                                   724,500
 ........................................................................................
               4,000,000    NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000         3,640,000
 ........................................................................................
               3,556,000    Pricellular Wireless Corp. 144A cv.
                            sub. notes stepped-coupon zero %
                            (10 3/4s, 8/15/00) (STP)                          3,022,600
----------------------------------------------------------------------------------------
                            Total Convertible Bonds and
                            Notes (cost $11,191,219)                        $12,539,685
----------------------------------------------------------------------------------------
COMMON STOCKS (1.2%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                     750    AmeriKing, Inc. (NON)                               $37,500
 ........................................................................................
                   1,520    Applause Enterprises, Inc. (NON)                      4,560
 ........................................................................................
                   4,275    Axia Inc. 144A (NON)                                213,750
 ........................................................................................
                  50,680    Cellnet Data Systems, Inc. (NON)                    633,500
 ........................................................................................
                  47,844    Computervision Corp. (NON)                          221,279
 ........................................................................................
                  14,000    Exide Corp.                                         307,125
 ........................................................................................
                  16,000    French Fragrances Inc. (NON)                        148,000
 ........................................................................................
                 157,742    Grand Union Co. (acquired various
                            dates from 7/15/92 to 12/1/94
                            cost $4,751,408)(RES)(NON)                          354,920
 ........................................................................................
                 192,000    NEXTEL Communications, Inc. Class A (NON)         3,636,000
 ........................................................................................
                     726    PMI Holdings Corp. 144A (NON)                       232,320
 ........................................................................................
                     665    Premium Holdings (L.P.) 144A (NON)                    3,323
 ........................................................................................
                 157,853    PSF Holdings LLC Class A                          4,183,105
 ........................................................................................
                  15,000    Specialty Foods Acquisition Corp. (NON)               3,750
 ........................................................................................
                   6,840    Terex Corp. Rights
                            (expiration date 5/15/2002)(NON)                    102,600
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $15,483,060)                              $10,081,732
----------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.5%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                  18,760    Cablevision Systems Corp. Ser. H,
                            $11.75 cv. pfd. (PIK)                            $1,941,660
 ........................................................................................
                  50,000    Granite Broadcasting $1.938 cv. pfd.              2,500,000
----------------------------------------------------------------------------------------
                            Total Convertible Preferred
                            Stocks (cost $3,918,912)                         $4,441,660
----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.4%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
USD            3,570,000    Bank of Foreign Economic
                            Affairs of Russia
                            (Vnesheconombank) principal
                            loan FRN Libor plus 13/16s,
                            2020 (NON)##(POR)                                $2,374,050
 ........................................................................................
USD              695,000    Ecuador (Government of) PDI 3 1/4s                  495,188
 ........................................................................................
ZAR            2,010,000    South Africa (Republic of)
                            bonds Ser. 153, 13s, 2010                           405,946
----------------------------------------------------------------------------------------
                            Total Foreign Government
                            Bonds and Notes (cost $3,210,861)                $3,275,184
----------------------------------------------------------------------------------------
WARRANTS (0.2%) * (NON)
----------------------------------------------------------------------------------------
Number Of Warrants                                       Expiration Date          Value
 ........................................................................................
                  40,000    Becker Gaming Corp. 144A            11/15/00           $400
 ........................................................................................
                 117,500    CGA Group Ltd. 144A                   1/1/04          1,175
 ........................................................................................
                   2,725    County Seat Holdings, Inc.          10/15/98             55
 ........................................................................................
                   1,345    Esat Holdings, Inc.                   1/1/04         26,900
 ........................................................................................
                   1,399    Grand Union Co.
                            (acquired 6/16/93 cost $560)(RES)    6/16/00             84
 ........................................................................................
                   2,799    Grand Union Co.
                            (acquired 7/13/93 cost $280)(RES)    6/16/00             28
 ........................................................................................
                  12,840    Heartland Wireless
                            Communications, Inc. 144A            4/15/00            128
 ........................................................................................
                   4,735    Hyperion Telecommunications
                            144A                                 4/15/01        142,050
 ........................................................................................
                 120,000    Insight Communications Co.
                            144A                                 3/31/98        345,000
 ........................................................................................
                  24,750    Intelcom Group 144A                   6/1/00        321,750
 ........................................................................................
                   2,590    Interact Systems Inc.                7/15/97            648
 ........................................................................................
                  14,880    Intercel, Inc.                        2/1/06        107,136
 ........................................................................................
                   3,240    Intermedia Communications
                            144A                                  6/1/05        129,600
 ........................................................................................
                   1,360    International Wireless
                            Communications Holdings              8/15/01             14
 ........................................................................................
                   6,789    Louisiana Casino Cruises, Inc.
                            144A                                 12/1/98        339,450
 ........................................................................................
                   3,086    NEXTEL Communications, Inc.         12/15/98             31
 ........................................................................................
                  61,545    Nextlink Communications, Inc. 144A    1/1/04            615
 ........................................................................................
                   7,130    Pagemart, Inc. 144A                 12/31/03         46,345
 ........................................................................................
                   5,801    Petracom Holdings, Inc.               2/1/03         41,332
 ........................................................................................
                   3,500    RSL Communications Ltd. 144A          1/1/04         87,500
 ........................................................................................
                   7,150    SDW Holdings Corp.
                            Ser. B 144A                         12/15/06         92,950
 ........................................................................................
                   1,625    Spanish Broadcasting Systems
                            144A                                 6/30/99        195,000
 ........................................................................................
                     960    Sterling Chemicals Holdings          8/15/08         33,600
 ........................................................................................
                      91    Telemedia Broadcasting Corp.          4/1/04         71,300
 ........................................................................................
                  13,160    UCC Investor Holding, Inc.          10/30/99        164,500
 ........................................................................................
                   1,650    Wireless One, Inc.                  10/19/00            165
 ........................................................................................
                     305    Wright Medical Technology, Inc.
                            144A                                 6/30/03         30,470
----------------------------------------------------------------------------------------
                            Total Warrants (cost $2,319,662)                 $2,178,226
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.6%) * (cost $22,405,703)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $22,402,000    Interest in $200,289,000 joint
                            repurchase agreement dated
                            June 30, 1997, with Morgan (J.P.)
                            & Co., Inc., due July 1, 1997
                            with respect to various
                            U.S. Treasury obligations - maturity
                            value of $22,405,703 for an effective
                            yield of 5.95%                                  $22,405,703
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $857,914,780) ***                        $879,140,567
----------------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30,1997 (Unaudited)
----------------------------------------------------------------------------------------
                             Market        Aggregate        Delivery         Unrealized
                              Value       Face Value            Date       Appreciation
 ........................................................................................
Deutschemarks              $149,656         $152,267          6/5/97             $2,611
----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30,1997 (Unaudited)
----------------------------------------------------------------------------------------
                             Market        Aggregate        Delivery         Unrealized
                              Value       Face Value            Date       Depreciation
 ........................................................................................
Polish Zloty               $814,270         $832,443          6/5/98           $(18,173)
----------------------------------------------------------------------------------------

See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT International Growth Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS (94.0%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
Australia (1.6%)
 ........................................................................................
                 136,474    QBE Insurance Group Ltd.                           $822,665
 ........................................................................................
                  82,820    Westpac Banking Corp.                               497,367
----------------------------------------------------------------------------------------
                                                                              1,320,032
----------------------------------------------------------------------------------------
Austria (0.8%)
 ........................................................................................
                   3,392    VA Technolgies AG                                   620,997
----------------------------------------------------------------------------------------
Brazil (0.3%)
 ........................................................................................
                   6,100    Uniao de Bancos Brasileiros
                            S.A. GDR (Brazil)                                   226,463
----------------------------------------------------------------------------------------
Canada (5.9%)
 ........................................................................................
                  28,100    Bank of Nova Scotia                               1,231,474
 ........................................................................................
                  53,000    Cae Inc.                                            422,311
 ........................................................................................
                  13,719    Magna International, Inc. Class A                   825,712
 ........................................................................................
                  84,717    National Bank                                     1,061,647
 ........................................................................................
                   3,700    Newbridge Networks Corp.                            158,667
 ........................................................................................
                  13,251    Northern Telecom Ltd. (NON)                       1,194,558
----------------------------------------------------------------------------------------
                                                                              4,894,369
----------------------------------------------------------------------------------------
Finland (1.3%)
 ........................................................................................
                  14,085    Oy Nokia AB Class A                               1,052,488
----------------------------------------------------------------------------------------
France (12.7%)
 ........................................................................................
                   9,948    Compagnie Generale des Eaux (NON)                 1,274,929
 ........................................................................................
                   6,647    Credit Locale de France S.A.                        647,108
 ........................................................................................
                  10,160    Elf Aquitaine SA                                  1,096,322
 ........................................................................................
                  16,309    Lafarge Coppee                                    1,014,542
 ........................................................................................
                  15,854    Michelin Corp. Class B                              952,238
 ........................................................................................
                  22,200    Scor                                                893,970
 ........................................................................................
                  17,920    SGS-Thomson Microelectronics ADR (NON)            1,433,600
 ........................................................................................
                   9,989    Societe Generale                                  1,115,316
 ........................................................................................
                   6,506    Societe Television Francaise 1                      581,338
 ........................................................................................
                  14,754    Total Corp. ADR Class B                           1,491,597
----------------------------------------------------------------------------------------
                                                                             10,500,960
----------------------------------------------------------------------------------------
Germany (8.2%)
 ........................................................................................
                   1,094    Altana AG (NON)                                   1,167,101
 ........................................................................................
                  33,281    Bayer AG ADR                                      1,279,319
 ........................................................................................
                   1,582    Bayerische Motoren Werke (BMW) AG                 1,309,335
 ........................................................................................
                  42,395    Deutsche Telekom AG (NON)                         1,021,273
 ........................................................................................
                  12,500    Deutsche Telekom AG ADR (NON)                       301,562
 ........................................................................................
                  13,897    Siemens AG                                          825,371
 ........................................................................................
                  15,617    Veba (Vereinigte Elektrizitaets
                            Bergwerks) AG                                       877,812
----------------------------------------------------------------------------------------
                                                                              6,781,773
----------------------------------------------------------------------------------------
Hong Kong (2.6%)
 ........................................................................................
                  72,500    Dao Heng Bank Group Ltd.                            396,824
 ........................................................................................
                 459,000    First Pacific Co., Ltd.                             586,600
 ........................................................................................
                  64,000    Guoco Group Ltd.                                    337,081
 ........................................................................................
                  89,000    Hutchison Whampoa, Ltd.                             769,767
----------------------------------------------------------------------------------------
                                                                              2,090,272
----------------------------------------------------------------------------------------
Ireland (3.5%)
 ........................................................................................
                 116,047    Allied Irish Banks PLC                              890,390
 ........................................................................................
                  81,441    Bank of Ireland                                     893,111
 ........................................................................................
                 101,634    CRH PLC                                           1,063,823
----------------------------------------------------------------------------------------
                                                                              2,847,324
----------------------------------------------------------------------------------------
Italy (2.0%)
 ........................................................................................
                 295,904    Ente Nazionale Idrocarburi SPA                    1,677,802
----------------------------------------------------------------------------------------
Japan (15.2%)
 ........................................................................................
                  53,000    Canon, Inc.                                       1,444,191
 ........................................................................................
                  14,000    Circle K Japan Co. Ltd.                             804,541
 ........................................................................................
                  20,000    Fuji Photo Film Co.                                 805,240
 ........................................................................................
                   4,700    Hirose Electric Co. Ltd.                            322,637
 ........................................................................................
                  64,000    KAO Corp.                                           888,725
 ........................................................................................
                   5,310    Keyence Corp                                        788,384
 ........................................................................................
                  79,000    Matsoshita Electric Works Ltd.                      896,943
 ........................................................................................
                  81,000    NEC Corp.                                         1,131,877
 ........................................................................................
                   3,000    Promise Co. Ltd.                                    171,878
 ........................................................................................
                   8,000    Rohm Co. Ltd.                                       824,454
 ........................................................................................
                  27,000    Sankyo Co., Ltd.                                    907,860
 ........................................................................................
                     600    Santen Pharmaceutical Co. Ltd                        12,105
 ........................................................................................
                  33,000    Shin-Etsu Chemical Co.                              876,157
 ........................................................................................
                  18,000    Sony Corp.                                        1,570,480
 ........................................................................................
                  14,000    Taisho Pharmaceutical Co.                           377,816
 ........................................................................................
                  16,000    Tokyo Electron Ltd.                                 765,764
----------------------------------------------------------------------------------------
                                                                             12,589,052
----------------------------------------------------------------------------------------
Malaysia (0.2%)
 ........................................................................................
                   3,200    Malaysian Assurance Alliance Berhad
                            Class A (NON)                                        18,633
 ........................................................................................
                  33,000    Malaysian Assurance Alliance Berhad (NON)           192,157
----------------------------------------------------------------------------------------
                                                                                210,790
----------------------------------------------------------------------------------------
Mexico (1.4%)
 ........................................................................................
                   7,500    Alfa S.A. de C.V. Class A                            51,280
 ........................................................................................
                 122,400    Cemex S.A. de C.V. (NON)                            524,991
 ........................................................................................
                  43,300    Fomento Economico Mexicano, S.A.
                            de C.V. Class B (NON)                               258,369
 ........................................................................................
                  10,678    Panamerican Beverages, Inc. Class A                 351,039
----------------------------------------------------------------------------------------
                                                                              1,185,679
----------------------------------------------------------------------------------------
Netherlands (9.2%)
 ........................................................................................
                  42,677    ABN AMRO Holding N.V.                               796,359
 ........................................................................................
                   6,549    Akzo-Nobel N.V.                                     898,175
 ........................................................................................
                  12,169    Gucci Group N.V. (NON)                              783,379
 ........................................................................................
                  29,510    Internationale Nederlanden Groep                  1,361,607
 ........................................................................................
                  26,337    K.L.M.-Royal Dutch Airlines                         812,373
 ........................................................................................
                  20,438    Philips Electronics N.V.                          1,465,067
 ........................................................................................
                   3,794    Unilever N.V.                                       799,266
 ........................................................................................
                  13,246    Vendex International N.V.                           725,984
----------------------------------------------------------------------------------------
                                                                              7,642,210
----------------------------------------------------------------------------------------
Poland (0.1%)
 ........................................................................................
                  11,100    Bank Handlowy 144A (NON)                            118,265
----------------------------------------------------------------------------------------
Portugal (1.3%)
 ........................................................................................
                   7,200    Banco Totta & Acores                                120,382
 ........................................................................................
                   4,700    Electricidade de Portugal S.A.                       86,305
 ........................................................................................
                  21,594    Portugal Telecom S.A.                               871,617
----------------------------------------------------------------------------------------
                                                                              1,078,304
----------------------------------------------------------------------------------------
Singapore (0.3%)
 ........................................................................................
                  24,000    Cycle & Carriage Ltd.                               248,531
----------------------------------------------------------------------------------------
Sweden (4.1%)
 ........................................................................................
                   3,970    ABB AB Class A                                       55,843
 ........................................................................................
                  61,314    Astra AB                                          1,144,645
 ........................................................................................
                  12,111    Pharmacia & Upjohn, Inc.                            409,797
 ........................................................................................
                  23,558    Sandvik AB Class B                                  670,381
 ........................................................................................
                   1,470    Sandvik AB                                           41,831
 ........................................................................................
                   3,854    Skandia Forsakrings AB                              142,398
 ........................................................................................
                  24,151    Telefonaktiebolaget LM Ericsson Class B             953,391
----------------------------------------------------------------------------------------
                                                                              3,418,286
----------------------------------------------------------------------------------------
Switzerland (9.1%)
 ........................................................................................
                     478    ABB AG Bearer                                       723,102
 ........................................................................................
                     279    Baer Holdings AG                                    426,836
 ........................................................................................
                  13,892    Ciba Specialty Chemicals AG (NON)                 1,283,743
 ........................................................................................
                     502    George Fischer A.G.                                 697,556
 ........................................................................................
                   1,019    Nestle S.A. (NON)                                 1,343,414
 ........................................................................................
                     496    Novartis AG ADR                                     792,432
 ........................................................................................
                     304    Publicitas Holding S.A.                              57,849
 ........................................................................................
                     787    Swiss Reinsurance Co.                             1,112,434
 ........................................................................................
                     961    United Bank of Switzerland                        1,098,549
----------------------------------------------------------------------------------------
                                                                              7,535,915
----------------------------------------------------------------------------------------
United Kingdom (13.4%)
 ........................................................................................
                 208,752    Avis Europe PLC (NON)                               474,265
 ........................................................................................
                  40,900    Avis Europe PLC 144A ADR (NON)                       92,921
 ........................................................................................
                 119,214    B A T Industries PLC                              1,066,509
 ........................................................................................
                  69,886    British Petroleum Co. PLC                           868,316
 ........................................................................................
                  27,114    Burmah Castrol PLC                                  459,183
 ........................................................................................
                 141,963    General Electric Co. PLC                            848,257
 ........................................................................................
                  42,845    Glaxo Wellcome PLC                                  884,259
 ........................................................................................
                  27,018    HSBC Holdings PLC                                   812,650
 ........................................................................................
                   2,000    Molins PLC                                           16,977
 ........................................................................................
                  52,600    Norwich Union PLC 144A (NON)                        279,276
 ........................................................................................
                  50,797    RTZ Corp. PLC                                       884,779
 ........................................................................................
                 143,000    Scottish Power PLC                                  930,616
 ........................................................................................
                 127,537    Shell Transportation & Trading PLC                  869,256
 ........................................................................................
                  55,496    Smiths Industries PLC                               710,768
 ........................................................................................
                 152,167    Tomkins PLC                                         658,494
 ........................................................................................
                 251,177    Vodafone Group PLC                                1,222,823
----------------------------------------------------------------------------------------
                                                                             11,079,349
----------------------------------------------------------------------------------------
United States (0.8%)
 ........................................................................................
                  16,861    MCI Communications Corp.                            645,460
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $72,623,860)                              $77,764,321
----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%) (cost $373,517)
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
                   9,929    Uniao de Bancos Brasileiros S.A.
                            BAC 0.6034 pfd. (Brazil)                           $345,910
----------------------------------------------------------------------------------------
WARRANTS (-%) (NON) (cost $0)
----------------------------------------------------------------------------------------
Number of Warrants                                 Expiration Date                Value
 ........................................................................................
                   1,840    Generale Des Eaux               5/2/01               $1,102
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (18.8%) * (cost $15,541,547)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $15,539,000    Interest in $293,634,000 joint
                            repurchase agreement dated
                            June 30, 1997 with UBS Securities due
                            July 1, 1997 with respect to various
                            U.S. Treasury obligations - maturity
                            value of $15,541,547, for an effective
                            yield of 5.9%                                   $15,541,547
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $88,538,924) ***                          $93,652,880
----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30,1997 (Unaudited)
(aggregate face value $6,368,811)
----------------------------------------------------------------------------------------
                         Market          Aggregate        Delivery           Unrealized
                          Value         Face Value            Date         Appreciation
 ........................................................................................
Deutschemarks        $1,347,954         $1,372,147         7/30/97              $24,193
 ........................................................................................
French Franc          3,873,399          3,958,945         8/13/97               85,546
 ........................................................................................
Japanese Yen          1,025,795          1,037,719        11/20/97               11,924
----------------------------------------------------------------------------------------
                                                                               $121,663
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT International Growth and Income Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS (92.4%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
Aerospace and Defense (0.9%)
 ........................................................................................
                 273,524    Rolls-Royce PLC (United Kingdom)                 $1,044,806
----------------------------------------------------------------------------------------
Airlines (0.8%)
 ........................................................................................
                  29,073    K.L.M.-Royal Dutch Airlines
                            (Netherlands)                                       896,766
----------------------------------------------------------------------------------------
Appliances (0.5%)
 ........................................................................................
                   7,467    Electrolux AB (Sweden)                              540,168
----------------------------------------------------------------------------------------
Automobiles (1.6%)
 ........................................................................................
                   2,108    Bayerische Motoren Werke (BMW) AG
                            (Germany)                                         1,744,677
----------------------------------------------------------------------------------------
Banks (18.6%)
 ........................................................................................
                  55,740    ABN AMRO Holding N.V.
                            (Netherlands) (NON)                               1,040,116
 ........................................................................................
                 295,416    Allied Irish Banks PLC (Ireland)                  2,266,628
 ........................................................................................
                     122    Baer Holdings AG (Switzerland)                      186,645
 ........................................................................................
                  39,116    Bank of Nova Scotia (Canada)                      1,714,247
 ........................................................................................
                  12,269    Credit Locale de France S.A. (France)             1,194,429
 ........................................................................................
                 200,500    Dao Heng Bank Group Ltd.
                            (Hong Kong)                                       1,097,425
 ........................................................................................
                 411,278    Den norske Bank ASA (Norway)                      1,613,208
 ........................................................................................
                  44,002    Dresdner Bank AG (Germany)                        1,521,836
 ........................................................................................
                 212,000    Guoco Group Ltd. (Hong Kong)                      1,116,582
 ........................................................................................
                  36,051    HSBC Holdings PLC (United Kingdom)                1,109,161
 ........................................................................................
                   2,286    Kredietbank NV (Belgium)                            921,518
 ........................................................................................
                  87,700    National Bank (Canada)                            1,099,029
 ........................................................................................
                 124,198    National Westminster Bancorp Inc.
                            (United Kingdom) (NON)                            1,669,225
 ........................................................................................
                  10,119    Societe Generale (France)                         1,129,787
 ........................................................................................
                  11,000    Uniao de Bancos Brasileiros S.A.
                            GDR (Brazil)                                        408,375
 ........................................................................................
                   1,139    United Bank of Switzerland
                            (Switzerland)                                     1,302,026
 ........................................................................................
                 201,990    Westpac Banking Corp. (Australia) (NON)           1,213,030
----------------------------------------------------------------------------------------
                                                                             20,603,267
----------------------------------------------------------------------------------------
Brewing (0.4%)
 ........................................................................................
                  65,100    Fomento Economico Mexicano, S.A.
                            de C.V. Class B, (Mexico) (NON)                     388,448
----------------------------------------------------------------------------------------
Broadcasting (0.9%)
 ........................................................................................
                  11,130    Societe Television Francaise 1 (France)             994,511
----------------------------------------------------------------------------------------
Building Products (4.2%)
 ........................................................................................
                 183,900    Cemex S.A. de C.V. (Mexico)                         788,773
 ........................................................................................
                 153,661    CRH PLC (Ireland)                                 1,608,399
 ........................................................................................
                  16,484    Lafarge Coppee (France)                           1,025,428
 ........................................................................................
                 105,000    Matsuo Electric Works (Japan)                     1,192,139
----------------------------------------------------------------------------------------
                                                                              4,614,739
----------------------------------------------------------------------------------------
Chemicals (6.5%)
 ........................................................................................
                  15,777    Akzo-Nobel N.V. (Netherlands)                     2,163,767
 ........................................................................................
                  58,239    Bayer AG ADR (Germany)                            2,238,702
 ........................................................................................
                  18,485    Ciba Specialty Chemicals AG
                            (Switzerland) (NON)                               1,708,176
 ........................................................................................
                  81,678    Imperial Chemical Industries PLC
                            (United Kingdom) (NON)                            1,135,819
----------------------------------------------------------------------------------------
                                                                              7,246,464
----------------------------------------------------------------------------------------
Conglomerates (1.9%)
 ........................................................................................
                 306,522    BTR PLC (United Kingdom)                          1,048,410
 ........................................................................................
                 252,573    Tomkins PLC (United Kingdom)                      1,092,995
----------------------------------------------------------------------------------------
                                                                              2,141,405
----------------------------------------------------------------------------------------
Consumer Products (3.0%)
 ........................................................................................
                 118,000    KAO Corp. (Japan)                                 1,638,602
 ........................................................................................
                  57,039    Unilever Group (United Kingdom)                   1,634,318
----------------------------------------------------------------------------------------
                                                                              3,272,920
----------------------------------------------------------------------------------------
Electric Utilities (2.3%)
 ........................................................................................
                   7,200    Electricidade de Portugal S.A. (Portugal)           132,212
 ........................................................................................
                 176,964    Scottish Power PLC (United Kingdom)               1,151,647
 ........................................................................................
                  22,905    Veba (Vereinigte Elektrizitaets
                            Bergwerks) AG (Germany) (NON)                     1,287,462
----------------------------------------------------------------------------------------
                                                                              2,571,321
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (11.3%)
 ........................................................................................
                  80,000    Canon, Inc. (Japan)                               2,179,912
 ........................................................................................
                 397,705    General Electric Co. PLC
                            (United Kingdom)                                  2,376,365
 ........................................................................................
                 111,000    NEC Corp. (Japan)                                 1,551,091
 ........................................................................................
                   7,000    TDK Corp. (Japan)                                   514,148
 ........................................................................................
                  23,819    Philips Electronics N.V. (Netherlands)            1,707,429
 ........................................................................................
                  15,440    SGS Thomson Microelectronics (France)             1,219,328
 ........................................................................................
                  22,550    Siemens AG (Germany)                              1,339,290
 ........................................................................................
                  18,400    Sony Corp. (Japan)                                1,605,379
----------------------------------------------------------------------------------------
                                                                             12,492,942
----------------------------------------------------------------------------------------
Environmental Control (2.0%)
 ........................................................................................
                  16,920    Compagnie Generale des Eaux (France)              2,168,455
----------------------------------------------------------------------------------------
Financial Services (0.2%)
 ........................................................................................
                   3,000    Promise Co. Ltd. (Japan)                            171,878
----------------------------------------------------------------------------------------
Food and Beverages (1.7%)
 ........................................................................................
                   1,414    Nestle S.A. (Switzerland) (NON)                   1,864,169
----------------------------------------------------------------------------------------
Insurance (3.6%)
 ........................................................................................
                     464    Baloise Holding Ltd. (Switzerland)                1,105,291
 ........................................................................................
                  35,021    Internationale Nederlanden Groep
                            (Netherlands)                                     1,615,887
 ........................................................................................
                  79,500    Norwich Union PLC 144A
                            (United Kingdom) (NON)                              422,100
 ........................................................................................
                  19,610    Scor (France)                                       789,680
----------------------------------------------------------------------------------------
                                                                              3,932,958
----------------------------------------------------------------------------------------
Machinery (1.3%)
 ........................................................................................
                   2,480    Sandvik AB (Sweden)                                  70,572
 ........................................................................................
                  49,857    Sandvik AB Class B, (Sweden)                      1,418,761
----------------------------------------------------------------------------------------
                                                                              1,489,333
----------------------------------------------------------------------------------------
Metals and Mining (1.3%)
 ........................................................................................
                  83,215    RTZ Corp. PLC (United Kingdom)                    1,449,434
----------------------------------------------------------------------------------------
Oil and Gas (8.4%)
 ........................................................................................
                 115,707    British Petroleum Co. PLC
                            (United Kingdom)                                  1,437,630
 ........................................................................................
                  16,850    Elf Aquitaine SA (France)                         1,818,211
 ........................................................................................
                 380,972    Ente Nazionale Idrocarburi SPA (Italy) (NON)      2,160,145
 ........................................................................................
                 313,647    Shell Transportation & Trading
                            (United Kingdom)                                  2,137,730
 ........................................................................................
                  16,514    Total Corp. ADR Class B, (France) (NON)           1,669,529
 ........................................................................................
                   2,000    YPF S.A. ADR (Argentina)                             61,500
----------------------------------------------------------------------------------------
                                                                              9,284,745
----------------------------------------------------------------------------------------
Paper (0.7%)
 ........................................................................................
                  38,982    Svenska Cellulosa AB Class B, (Sweden)              831,340
----------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (7.6%)
 ........................................................................................
                  10,050    Altana AG (Germany)                               1,072,154
 ........................................................................................
                  78,097    Glaxo Wellcome PLC (United Kingdom)               1,611,810
 ........................................................................................
                  62,618    Pharmacia & Upjohn, Inc. (Sweden)                 2,118,791
 ........................................................................................
                  51,000    Sankyo Co., Ltd. (Japan)                          1,714,846
 ........................................................................................
                  53,900    Santen Pharmaceutical Co. Ltd (Japan)             1,087,414
 ........................................................................................
                  30,000    Taisho Pharmaceutical Co. (Japan)                   809,607
----------------------------------------------------------------------------------------
                                                                              8,414,622
----------------------------------------------------------------------------------------
Photography (1.0%)
 ........................................................................................
                  28,000    Fuji Photo Film Co. (Japan)                       1,127,336
----------------------------------------------------------------------------------------
Real Estate (-%)
 ........................................................................................
                   4,798    Hong Kong Land Holdings Ltd.
                            (Hong Kong) (R)                                      12,763
----------------------------------------------------------------------------------------
Retail (1.0%)
 ........................................................................................
                  20,000    Ito-Yokado Co., Ltd. (Japan)                      1,161,571
----------------------------------------------------------------------------------------
Steel (1.4%)
 ........................................................................................
                 171,000    Kawasaki Steel Corp. (Japan)                        557,056
 ........................................................................................
                   4,469    Thyssen AG (Germany)                              1,058,616
----------------------------------------------------------------------------------------
                                                                              1,615,672
----------------------------------------------------------------------------------------
Telephone Utilities (5.3%)
 ........................................................................................
                  87,185    Deutsche Telekom AG (Germany)                     2,100,241
 ........................................................................................
                   5,850    Deutsche Telekom AG ADR (Germany)                   141,131
 ........................................................................................
                  38,103    MCI Communications Corp.
                            (United States)                                   1,458,630
 ........................................................................................
                  28,858    Portugal Telecom S.A. (Portugal)                  1,164,820
 ........................................................................................
                  26,334    Royal PTT (Netherlands)                           1,033,812
----------------------------------------------------------------------------------------
                                                                              5,898,634
----------------------------------------------------------------------------------------
Tire and Rubber (1.4%)
 ........................................................................................
                  26,566    Michelin Corp. Class B, (France)                  1,595,633
----------------------------------------------------------------------------------------
Tobacco (2.6%)
 ........................................................................................
                 318,032    B A T Industries PLC (United Kingdom)             2,845,163
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $96,275,073)                             $102,416,140
----------------------------------------------------------------------------------------
PREFERRED STOCK (0.5%) *(cost $501,321)
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
                  14,479    Uniao de Bancos Brasileiros SA,
                            (Unibanco), BRC $0.6034 pfd (Brazil)               $504,424
----------------------------------------------------------------------------------------
WARRANTS (-%) *(cost $0) (NON)
----------------------------------------------------------------------------------------
Number of Warrants                                 Expiration Date                Value
 ........................................................................................
                    7243    Generale Des Eaux
                            (France)                        5/2/01               $4,339
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (11.6%) *(cost $12,829,102)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $12,827,000    Interest in $293,634,000 joint
                            repurchase agreement dated
                            June 30, 1997 with UBS Securities
                            due July 1, 1997, with respect to
                            various U.S. Treasury obligations -
                            maturity value of $12,829,102 for
                            an effective yield of 5.9%.                     $12,829,102
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $109,605,496) ***                        $115,754,005
----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30,1997 (Unaudited)
----------------------------------------------------------------------------------------
                         Market         Aggregate       Delivery             Unrealized
                          Value        Face Value           Date           Depreciation
 ........................................................................................
Swiss Francs           $200,767          $209,902         8/6/97                $(9,135)
----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30,1997 (Unaudited)
(aggregate face value $13,211,333)
----------------------------------------------------------------------------------------
                         Market         Aggregate        Delivery            Unrealized
                          Value        Face Value            Date          Appreciation
 ........................................................................................
Deutschemarks        $2,917,214        $2,961,257         7/30/97               $44,043
 ........................................................................................
French Francs         9,794,280        10,047,860         8/13/97               253,580
 ........................................................................................
Swiss Francs            200,767           202,216          8/6/97                 1,449
----------------------------------------------------------------------------------------
                                                                               $299,072
----------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1997:
(as percentage of Market Value)
----------------------------------------------------------------------------------------
Australia                                                                           1.1
 ........................................................................................
Canada                                                                              2.4
 ........................................................................................
France                                                                             11.8
 ........................................................................................
Germany                                                                            10.8
 ........................................................................................
Hong Kong                                                                           1.9
 ........................................................................................
Ireland                                                                             3.4
 ........................................................................................
Italy                                                                               1.9
 ........................................................................................
Japan                                                                              13.2
 ........................................................................................
Mexico                                                                              1.0
 ........................................................................................
Netherlands                                                                         6.4
 ........................................................................................
Norway                                                                              1.4
 ........................................................................................
Portugal                                                                            1.1
 ........................................................................................
Sweden                                                                              4.3
 ........................................................................................
Switzerland                                                                         5.3
 ........................................................................................
United Kingdom                                                                     20.0
 ........................................................................................
United States                                                                      12.3
 ........................................................................................
Other                                                                               1.7
----------------------------------------------------------------------------------------
Total                                                                             100.0%
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT International New Opportunities Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS (92.7%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
Aerospace and Defense (1.1%)
 ........................................................................................
                  73,200    Smiths Industries PLC (United Kingdom)             $937,513
----------------------------------------------------------------------------------------
Automobiles (1.3%)
 ........................................................................................
                  73,000    Edaran Otomobil Nasional Berhad
                            (Malaysia) (NON)                                    621,707
 ........................................................................................
                 107,000    Perusahaan Otomobil Nasional Berhad
                            (Malaysia)                                          500,139
----------------------------------------------------------------------------------------
                                                                              1,121,846
----------------------------------------------------------------------------------------
Banks (8.0%)
 ........................................................................................
                  61,129    Banco Bradesco BRC (Brazil)                         616,174
 ........................................................................................
                  22,520    Banco De Galicia y Buenos Aires ADR
                            Class B, (Argentina) (NON)                          593,965
 ........................................................................................
                   4,500    Banco de A. Edwards ADR (Chile) (NON)                93,938
 ........................................................................................
                  18,700    Banco Frances del Rio de la Plata ADR
                            (Argentina)                                         607,750
 ........................................................................................
                  34,420    Banco Santander Chile ADR (Chile) (NON)             507,695
 ........................................................................................
                 234,200    Industrial Finance Corp. (Thailand)                 298,632
 ........................................................................................
               1,073,000    National Mutual Asia Ltd. (Hong Kong)             1,191,222
 ........................................................................................
                 176,200    Overseas Union Bank Ltd. (Singapore)              1,097,243
 ........................................................................................
                  27,300    Philippine Commercial International
                            (Philippines)                                       264,194
 ........................................................................................
                 756,000    PT Bank International Indonesia
                            (Indonesia) (NON)                                   653,059
 ........................................................................................
                 161,000    Public Bank Berhad (Malaysia) (NON)                 251,274
 ........................................................................................
                  22,760    State Bank of India 144A GDR (India) (NON)          594,605
----------------------------------------------------------------------------------------
                                                                              6,769,751
----------------------------------------------------------------------------------------
Basic Industrial Products (1.2%)
 ........................................................................................
                  22,000    Hoya Corp. (Japan)                                  979,912
----------------------------------------------------------------------------------------
Broadcasting (3.6%)
 ........................................................................................
                  45,000    Bec World Public Co. Ltd. (Thailand)                386,012
 ........................................................................................
                   3,400    Canal Plus ADR (France)                             662,003
 ........................................................................................
                  27,000    Grupo Televisa S.A.GDR (Mexico)                     820,125
 ........................................................................................
                 264,000    Television Broadcasts Ltd. (Hong Kong)            1,185,981
----------------------------------------------------------------------------------------
                                                                              3,054,121
----------------------------------------------------------------------------------------
Building Products (0.8%)
 ........................................................................................
                 160,400    Cemex S.A. de C.V. (Mexico)                         687,978
----------------------------------------------------------------------------------------
Building and Construction (1.3%)
 ........................................................................................
                  10,000    Lingaran Trans Kota Holdings Berhad
                            (Malaysia) (NON)                                     20,796
 ........................................................................................
                 393,000    New World Infrastructure Ltd.
                            (Hong Kong) (NON)                                 1,111,044
----------------------------------------------------------------------------------------
                                                                              1,131,840
----------------------------------------------------------------------------------------
Business Services (2.7%)
 ........................................................................................
                  23,000    Brunel International NV (Netherlands) (NON)         511,267
 ........................................................................................
                   3,600    Brunel International NV 144A
                            (Netherlands) (NON)                                  80,024
 ........................................................................................
                  41,000    Canon, Inc. (Japan)                                 956,069
 ........................................................................................
                  67,280    Reuters Holdings PLC ADR
                            (United Kingdom)                                    708,839
----------------------------------------------------------------------------------------
                                                                              2,256,199
----------------------------------------------------------------------------------------
Cable Television (1.2%)
 ........................................................................................
                  36,600    Flextech PLC (United Kingdom)                       391,697
 ........................................................................................
                  46,000    Multicanal Participacoes S.A. ADR
                            (Brazil) (NON)                                      626,750
----------------------------------------------------------------------------------------
                                                                              1,018,447
----------------------------------------------------------------------------------------
Cellular Communications (5.6%)
 ........................................................................................
                  94,100    Advanced Info. Service Public Co., Ltd.
                            (Thailand)                                          821,739
 ........................................................................................
                 100,100    SK Telecom Co. Ltd. ADR (South Korea)             1,007,256
 ........................................................................................
                 190,100    Telecom Italia Mobile SPA (Italy) (NON)             615,934
 ........................................................................................
                 475,400    Vodafone Group PLC (United Kingdom)               2,314,423
----------------------------------------------------------------------------------------
                                                                              4,759,352
----------------------------------------------------------------------------------------
Computer Equipment (1.0%)
 ........................................................................................
                  19,900    Newbridge Networks Corp. (Canada)                   853,372
----------------------------------------------------------------------------------------
Computer Services (2.7%)
 ........................................................................................
                  27,188    Getronics Electric N.V. (Netherlands)               878,821
 ........................................................................................
                  69,200    SEMA Group PLC (United Kingdom) (NON)             1,419,550
----------------------------------------------------------------------------------------
                                                                              2,298,371
----------------------------------------------------------------------------------------
Computer Software (1.4%)
 ........................................................................................
                  12,100    Baan Co., N.V. (Netherlands) (NON)                  820,485
 ........................................................................................
                  25,700    JBA Holdings PLC (United Kingdom)                   374,282
----------------------------------------------------------------------------------------
                                                                              1,194,767
----------------------------------------------------------------------------------------
Conglomerates (0.4%)
 ........................................................................................
                 107,000    YTL Corp. Berhad (Malaysia)                         330,600
----------------------------------------------------------------------------------------
Consumer Products (0.6%)
 ........................................................................................
                  51,500    Argos PLC (United Kingdom)                          469,298
----------------------------------------------------------------------------------------
Consumer Services (1.3%)
 ........................................................................................
                  99,700    Compass Group PLC (United Kingdom)                1,118,440
----------------------------------------------------------------------------------------
Cosmetics (0.5%)
 ........................................................................................
                  26,000    Shiseido Co., Ltd. (Japan) (NON)                    429,170
----------------------------------------------------------------------------------------
Electric Utilities (0.7%)
 ........................................................................................
                   4,070    Centrais Eletricas de Santa Catarina S.A.
                            144A (Brazil) (NON)                                 569,800
----------------------------------------------------------------------------------------
Electronic Components (0.5%)
 ........................................................................................
                 259,000    Varitronix International Ltd. (Hong Kong)           439,663
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.5%)
 ........................................................................................
                   2,185    Barco N.V. (Belgium)                                442,832
 ........................................................................................
                  53,000    Electrocomponents PLC
                            (United Kingdom)                                    395,636
 ........................................................................................
                  12,000    Hirose Electric Co. Ltd. (Japan)                    823,755
 ........................................................................................
                   5,100    Keyence Corp (Japan)                                757,205
 ........................................................................................
                  81,000    NEC Corp. (Japan)                                 1,131,877
 ........................................................................................
                  86,000    Venture Manufacturing Ltd. (Singapore)              280,409
----------------------------------------------------------------------------------------
                                                                              3,831,714
----------------------------------------------------------------------------------------
Energy-Related (0.4%)
 ........................................................................................
                   6,260    IHC Caland N.V. (Netherlands) (NON)                 342,459
----------------------------------------------------------------------------------------
Entertainment (0.5%)
 ........................................................................................
                 107,000    Village Roadshow Ltd. ADR (Australia)               388,610
----------------------------------------------------------------------------------------
Financial Services (3.7%)
 ........................................................................................
                   8,000    Acom Co. Ltd.                                       385,677
 ........................................................................................
                 175,000    Hong Leong Finance Ltd. (Singapore)                 497,131
 ........................................................................................
                   1,330    Investec Consultadoria International
                            (Portugal) (NON)                                     45,359
 ........................................................................................
                   5,000    Japan Associated Finance (Japan) (NON)              393,013
 ........................................................................................
                   1,000    Nichiei Co. Ltd. (Japan)                            116,157
 ........................................................................................
                   1,600    Shohkoh Fund & Co., Ltd. (Japan)                    484,891
 ........................................................................................
                  15,300    Takefuji Corp. (Japan)                              836,489
 ........................................................................................
                   6,370    Takefuji Corp. 144A (Japan)                         348,264
----------------------------------------------------------------------------------------
                                                                              3,106,981
----------------------------------------------------------------------------------------
Food and Beverages (2.4%)
 ........................................................................................
                  25,000    Cia Cervejaria Brahma ADR (Brazil)                  382,813
 ........................................................................................
                  13,900    Embotelladora Andina S.A. ADR
                            Class A, (Chile)                                    297,981
 ........................................................................................
                  93,300    Fomento Economico Mexicano, S.A.
                            de C.V. Class B, (Mexico) (NON)                     556,716
 ........................................................................................
                   5,190    Nutricia Verenigde Bedrijven N.V.
                            (Netherlands) (NON)                                 820,281
----------------------------------------------------------------------------------------
                                                                              2,057,791
----------------------------------------------------------------------------------------
Insurance and Finance (5.9%)
 ........................................................................................
                   8,100    AFLAC Inc.                                          382,725
 ........................................................................................
                  12,600    Axa S.A. (France) (NON)                             783,814
 ........................................................................................
                 170,000    Malaysian Assurance Alliance Berhad
                            (Malaysia) (NON)                                    989,899
 ........................................................................................
                  15,800    Malaysian Assurance Alliance Berhad
                            Class A (Malaysia) (NON)                             92,002
 ........................................................................................
                 137,000    Malaysian National Insurance (Malaysia)             645,791
 ........................................................................................
                   7,590    Mapfre Vida Seguros (Spain)                         492,088
 ........................................................................................
                 220,000    Guoco Group Ltd. (Hong Kong)                      1,158,717
 ........................................................................................
                  69,400    QBE Insurance Group Ltd. (Australia)                418,343
----------------------------------------------------------------------------------------
                                                                              4,963,379
----------------------------------------------------------------------------------------
Machinery (1.4%)
 ........................................................................................
                  70,800    Siebe PLC (United Kingdom)                        1,198,428
----------------------------------------------------------------------------------------
Medical Supplies and Devices (1.1%)
 ........................................................................................
                  10,898    Fresenius Medical Care AG (Germany) (NON)           962,599
----------------------------------------------------------------------------------------
Metals and Mining (1.2%)
 ........................................................................................
                  45,560    Sasol Ltd. (South Aftrica)                          598,019
 ........................................................................................
                   2,909    SGL Carbon AG (Germany)                             398,434
----------------------------------------------------------------------------------------
            996,453
----------------------------------------------------------------------------------------
Oil and Gas (4.2%)
 ........................................................................................
                  16,895    Total Corp. Class B, (France) (NON)               1,708,047
 ........................................................................................
                 122,400    Woodside Petroleum Ltd. (Australia)               1,051,404
 ........................................................................................
                  25,390    YPF S.A. ADR (Argentina)                            780,743
----------------------------------------------------------------------------------------
                                                                              3,540,194
----------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (5.4%)
 ........................................................................................
                     108    Roche Holdings AG (Switzerland)                     976,206
 ........................................................................................
                  36,000    Sankyo Co., Ltd. (Japan)                          1,210,480
 ........................................................................................
                  95,000    Smithkline Beecham PLC ADR
                            (United Kingdom)                                  1,747,994
 ........................................................................................
                  23,000    Taisho Pharmaceutical Co. (Japan)                   620,698
----------------------------------------------------------------------------------------
                                                                              4,555,378
----------------------------------------------------------------------------------------
Real Estate (0.8%)
 ........................................................................................
                 158,200    Ayala Land, Inc. Class B, (France)                  145,592
 ........................................................................................
               1,454,900    Belle Corp. (Philippines) (NON)                     425,151
 ........................................................................................
                 223,800    Fil-Estate Land, Inc. (Philippines)                  65,399
----------------------------------------------------------------------------------------
                                                                                636,142
----------------------------------------------------------------------------------------
Restaurants (1.5%)
 ........................................................................................
                 165,000    KFC Holdings Berhad (Malaysia)                      620,915
 ........................................................................................
                  61,530    PizzaExpress PLC (United Kingdom)                   644,162
----------------------------------------------------------------------------------------
                                                                              1,265,077
----------------------------------------------------------------------------------------
Retail (3.5%)
 ........................................................................................
                  70,740    Dixons Group PLC (United Kingdom)                   549,844
 ........................................................................................
                  50,100    JJB Sports PLC (United Kingdom)                     410,678
 ........................................................................................
                  77,700    La Rinascente SPA (Italy)                           432,327
 ........................................................................................
                  77,700    La Rinascente SPA Rights (expiration
                            date) 7/23/97 (Italy) (NON)                          12,679
 ........................................................................................
                  77,700    La Rinascente SPA Rights to Bonds and
                            Warrants (expiration date 7/23/97)
                            (Italy) (NON)                                         3,479
 ........................................................................................
                   9,600    Moebel Walther AG (Germany)                         583,654
 ........................................................................................
                   1,500    PT Ramayana Lestari Sentosa
                            (Indonesia)                                           4,319
 ........................................................................................
                   8,000    Seven-Eleven Japan (Japan)                          605,065
 ........................................................................................
                 121,200    Woolworth Co. (NON)                                 397,260
----------------------------------------------------------------------------------------
                                                                              2,999,305
----------------------------------------------------------------------------------------
Semiconductors (1.7%)
 ........................................................................................
                 166,000    Oki Electric Industry Co. Ltd. (Japan)              842,323
 ........................................................................................
                   6,000    Rohm Co. Ltd. (Japan)                               618,340
----------------------------------------------------------------------------------------
                                                                              1,460,663
----------------------------------------------------------------------------------------
Semiconductors Equipment (7.3%)
 ........................................................................................
                   7,300    Advantest Corp. (Japan)                             561,048
 ........................................................................................
                  10,200    Ase Test Limited (NON)                              430,950
 ........................................................................................
                  11,290    ASM Lithography Holding N.V.
                            (Netherlands) (NON)                                 653,317
 ........................................................................................
                   1,670    ASM Lithography Holding N.V. 144A
                            (Netherlands) (NON)                                  96,638
 ........................................................................................
                  15,000    Canon, Inc. (Japan)                                 408,733
 ........................................................................................
                  86,000    Nikon Corp. (Japan)                               1,449,606
 ........................................................................................
                  15,200    SGS-Thomson Microelectronics ADR
                            (France) (NON)                                    1,216,000
 ........................................................................................
                   2,600    SGS Thomson Microelectronics (France)               205,327
 ........................................................................................
                  25,100    Tokyo Electron Ltd. (Japan)                       1,201,292
----------------------------------------------------------------------------------------
                                                                              6,222,911
----------------------------------------------------------------------------------------
Specialty Consumer Products (1.6%)
 ........................................................................................
                   5,220    Adidas AG (Germany) (NON)                           577,838
 ........................................................................................
                   5,000    Christian Dior (France)                             825,462
----------------------------------------------------------------------------------------
                                                                              1,403,300
----------------------------------------------------------------------------------------
Supermarkets (0.6%)
 ........................................................................................
                  12,000    Companhia Brasileira de Distribuicao
                            Grupo Pao de Acucar (Brazil) (NON)                  273,000
 ........................................................................................
                   6,440    Santa Isabel S.A. ADR (Chile) (NON)                 207,690
----------------------------------------------------------------------------------------
                                                                                480,690
----------------------------------------------------------------------------------------
Telecommunications (3.6%)
 ........................................................................................
                 122,000    Cable & Wireless PLC ADR
                            (United Kingdom)(NON)                               646,736
 ........................................................................................
                   7,180    Telecom Argentina S.A. ADR
                            (Argentina) (NON)                                   376,950
 ........................................................................................
                  25,100    Portugal Telecom S.A. (Portugal)                  1,013,133
 ........................................................................................
                  25,700    PT Pasifik Satelit Nusantara ADR
                            (Indonesia) (NON)                                   398,350
 ........................................................................................
                      38    Telec de Minas Gerais S.A. (TELEMIG)
                            Rights 6/18/97 (Brazil) (NON)                         1,062
 ........................................................................................
                  29,700    Videsh Sanchar Nigam Ltd. 144A GDR
                            (India) (NON)                                       601,425
----------------------------------------------------------------------------------------
                                                                              3,037,656
----------------------------------------------------------------------------------------
Telecommunications Equipment (5.1%)
 ........................................................................................
                   4,284    Northern Telecom Ltd. ADR (Canada)                  389,844
 ........................................................................................
                  16,300    Northern Telecom Ltd. (Canada) (NON)              1,469,421
 ........................................................................................
                  19,490    Oy Nokia AB Class A                               1,456,372
 ........................................................................................
                  25,010    Telefonaktiebolaget LM Ericsson Class B,
                            (Sweden)                                            987,301
----------------------------------------------------------------------------------------
                                                                              4,302,938
----------------------------------------------------------------------------------------
Textile (-%)
 ........................................................................................
                     488    CIA Tecidos Norte de Mina (Brazil) (NON)                 59
----------------------------------------------------------------------------------------
Trucking (0.4%)
 ........................................................................................
                  25,700    Telco (Tata Engineering &
                            Locomotive Co, Ltd.) 144A GDR (India)               372,647
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $73,437,002)                              $78,545,814
----------------------------------------------------------------------------------------
PREFERRED STOCKS (1.0%) * (cost $691,169)
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
                   3,100    Petroleo Brasileiro S.A. BRC
                            $6.067 pfd. (Brazil)                               $861,140
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.2%) * (cost $6,129,004)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $6,128,000    Interest in $293,634,000 joint
                            repurchase agreement dated
                            June 30, 1997, with UBS Securities
                            due July 1, 1997, with respect to various
                            U.S. Treasury obligations - maturity
                            value of $6,129,004 for an effective
                            yield of 5.90%                                   $6,129,004
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $80,257,175) ***                          $85,535,958
----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30,1997 (Unaudited)
(aggregate cost $5,420,925)
----------------------------------------------------------------------------------------
                        Market           Aggregate        Delivery           Unrealized
                         Value          Face Value            Date         Appreciation
 ........................................................................................
French Francs       $1,357,278          $1,387,367         8/14/97             $30,089
 ........................................................................................
Japanese Yen         3,991,136           4,033,558         8/14/97              42,422
----------------------------------------------------------------------------------------
                                                                               $72,511
----------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1997:
(as percentage of Market Value)
----------------------------------------------------------------------------------------
Argentina                                                                           2.8%
 ........................................................................................
Australia                                                                           2.2
 ........................................................................................
Brazil                                                                              3.9
 ........................................................................................
Canada                                                                              3.2
 ........................................................................................
Chile                                                                               1.3
 ........................................................................................
France                                                                              6.5
 ........................................................................................
Germany                                                                             3.0
 ........................................................................................
Hong Kong                                                                           6.0
 ........................................................................................
India                                                                               1.9
 ........................................................................................
Indonesia                                                                           1.2
 ........................................................................................
Italy                                                                               1.3
 ........................................................................................
Japan                                                                              19.2
 ........................................................................................
Malaysia                                                                            4.8
 ........................................................................................
Mexico                                                                              2.4
 ........................................................................................
Netherlands                                                                         5.0
 ........................................................................................
Portugal                                                                            1.3
 ........................................................................................
Singapore                                                                           2.2
 ........................................................................................
South Korea                                                                         1.2
 ........................................................................................
Sweden                                                                              1.2
 ........................................................................................
Switzerland                                                                         1.2
 ........................................................................................
Thailand                                                                            1.8
 ........................................................................................
United Kingdom                                                                     15.7
 ........................................................................................
Other                                                                              10.7
----------------------------------------------------------------------------------------
Total                                                                             100.0%
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT Money Market Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMERCIAL PAPER (86.6%) *
----------------------------------------------------------------------------------------
Principal Amount                                          Maturity Date           Value
 ........................................................................................
Domestic (68.1%)
 ........................................................................................
              $9,098,000    AC Acquisition Hldg Co. 5.6s        7/11/97      $9,015,916
 ........................................................................................
               5,000,000    Asset Secur Coop Corp. 5.65s        7/16/97       4,927,021
 ........................................................................................
               9,000,000    Asset Secur Coop Corp. 5.6s         8/12/97       8,893,600
 ........................................................................................
               6,000,000    Asset Secur Coop Corp. 5.58s         8/7/97       5,929,320
 ........................................................................................
              15,000,000    Bank Of America FSB 5.53s            7/9/97      14,921,658
 ........................................................................................
               5,000,000    Bank Of America NT & SA
                            5.9s                                 3/4/98       4,998,565
 ........................................................................................
              15,000,000    Bank Of New York 5.54s               7/7/97      14,896,125
 ........................................................................................
               5,000,000    Chase Manhattan Bank Corp.
                            5.68s                               12/2/97       4,853,267
 ........................................................................................
               5,000,000    Chase Manhattan Bank Corp.
                            5.585s                              9/29/97       4,853,394
 ........................................................................................
              15,000,000    Corp Asset Funding Co. Inc.
                            6.15s                                7/1/97      15,000,000
 ........................................................................................
               5,000,000    Corp Asset Funding Co. Inc.
                            5.57s                               8/11/97       4,941,979
 ........................................................................................
               5,000,000    Corporate Receivables Corp.
                            5.7s                                11/4/97       4,863,042
 ........................................................................................
              10,000,000    Corporate Receivables Corp.
                            5.62s    7/10/97    9,857,939
 ........................................................................................
              15,000,000    Cred Suisse First Boston 5.6s       8/20/97      14,790,000
 ........................................................................................
               7,000,000    Delaware Funding Corp. 5.58s        8/18/97       6,918,625
 ........................................................................................
              10,000,000    Delaware Funding Corp. 5.56s         8/5/97       9,915,056
 ........................................................................................
               5,875,000    Falcon Asset Securitization
                            Corp. 5.63s                         7/10/97       5,811,660
 ........................................................................................
               4,060,000    Falcon Asset Securitization
                            Corp. 5.58s                         8/20/97       4,002,734
 ........................................................................................
               5,000,000    Falcon Asset Securitization
                            Corp. 5.55s                         7/17/97       4,978,417
 ........................................................................................
              15,000,000    First National Bank Of
                            Boston 5.72s                         7/7/97      15,000,000
 ........................................................................................
               5,000,000    Ford Motor Credit Corp. 5.54s       7/14/97       4,959,219
 ........................................................................................
              10,000,000    General Electric Capital Corp.
                            5.4s                                7/16/97       9,725,500
 ........................................................................................
              10,000,000    General Electric Capital
                            Services 5.69s                     11/10/97       9,712,339
 ........................................................................................
              15,000,000    General Motors Acceptance
                            Corp. 6.25s                          7/1/97      15,000,000
 ........................................................................................
              10,000,000    Household Finance Corp. 5.57s       7/22/97       9,925,730
 ........................................................................................
               5,000,000    IBM Credit Corp. 5.55s              7/17/97       4,978,417
 ........................................................................................
              15,000,000    JP Morgan & Co. 6.10s                7/1/97      15,000,000
 ........................................................................................
              10,000,000    Merrill Lynch & Co Inc 5.68s       11/18/97       9,714,422
 ........................................................................................
              10,000,000    Merrill Lynch & Co Inc 5.6s         8/27/97       9,849,111
 ........................................................................................
               5,486,000    Metlife Funding 5 1/2s              7/10/97       5,456,665
 ........................................................................................
               5,000,000    Morgan Guaranty Trust 5.965s        6/22/98       4,998,319
 ........................................................................................
               8,400,000    National Rural Utilities
                            Cooperative 5.6s                    8/18/97       8,283,707
 ........................................................................................
               5,000,000    NationsBank Corp. 5.37s              7/8/97       4,864,258
 ........................................................................................
               5,000,000    Northern Trust Corp 5.95s           6/24/98       4,997,600
 ........................................................................................
              13,000,000    Preferred Receivables
                            Funding Corp. 5.57s                  7/7/97      12,933,624
 ........................................................................................
               5,000,000    Preferred Receivables
                            Funding Corp. 5.57s                  7/2/97       4,977,565
 ........................................................................................
               5,000,000    Sears Roebuck Acceptance
                            Corp. 5.6s                           7/9/97       4,957,222
 ........................................................................................
               8,000,000    Sears Roebuck Acceptance
                            Corp. 5.57s                         7/21/97       7,943,062
 ........................................................................................
               5,000,000    Sears Roebuck Acceptance
                            Corp. 5.56s                          7/8/97       4,969,111
 ........................................................................................
              10,000,000    Sheffield Receivables Corp.
                            5.60s                               7/25/97       9,962,667
 ........................................................................................
               7,000,000    Sheffield Receivables Corp.
                            5.57s                               7/17/97       6,938,266
----------------------------------------------------------------------------------------
                                                                            339,515,122
----------------------------------------------------------------------------------------
Foreign (18.5%)
 ........................................................................................
               5,000,000    Abbey National PLC 5.7s
                            (United Kingdom)                   10/10/97       4,855,917
 ........................................................................................
               5,000,000    Abbey National PLC 5.28s
                            (United Kingdom)                    8/21/97       4,867,267
 ........................................................................................
               5,000,000    ABN AMRO North America
                            Finance 5.39s (Netherlands)          7/9/97       4,868,244
 ........................................................................................
               5,000,000    ABN AMRO North America
                            Finance 5.37s (Netherlands)          7/8/97       4,865,004
 ........................................................................................
              10,300,000    Banco Nacional De Comerico
                            (LOC) Societe Gerneral
                            Ext 5.64s (France)                  9/15/97      10,099,905
 ........................................................................................
               5,000,000    Bank Of Nova Scotia 5.56s
                            (Canada)                            9/19/97       4,929,728
 ........................................................................................
               4,000,000    Commonwealth Bank Of
                            Australia 5.7s (Australia)         10/16/97       3,897,400
 ........................................................................................
               5,000,000    Commonwealth Bank Of
                            Australia 5.39s (Australia)         7/15/97       4,865,250
 ........................................................................................
               5,000,000    Den Danske Bank 5.55s
                            (Demark)                            7/23/97       4,952,979
 ........................................................................................
               5,000,000    Glencore Fin (LOC) Union
                            Bank Switzerland 5.6s
                            (Switzerland)                       8/26/97       4,930,778
 ........................................................................................
              10,000,000    Glencore Fin (LOC) Union
                            Bank Switzerland 5.43s
                            (Switzerland)                       8/28/97       9,726,992
 ........................................................................................
               6,000,000    Pemex Capital (LOC) Swiss
                            Bank 5.68s (Switzerland)            10/9/97       5,858,947
 ........................................................................................
               5,000,000    Societe Generale 144A notes
                            5.28s (France)                      8/20/97       4,870,933
 ........................................................................................
              10,000,000    Svenska Handelsbanken 5.74s
                            (Sweden)                           10/17/97       9,714,594
 ........................................................................................
               3,850,000    Svenska Handelsbanken 5.65s
                            (Sweden)                             7/1/97       3,802,870
 ........................................................................................
               5,000,000    Union Bank of Switzerland
                            6.20s (Switzerland)                  7/1/97       5,000,000
----------------------------------------------------------------------------------------
                                                                             92,106,808
----------------------------------------------------------------------------------------
                            Total Commercial Paper
                            (cost $431,621,930)                            $431,621,930
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (10.0%)
----------------------------------------------------------------------------------------
Principal Amount                                          Maturity Date           Value
 ........................................................................................
              $5,000,000    Abbey National PLC 6.05s
                            (United Kingdom)                     6/8/98      $4,998,750
 ........................................................................................
              10,000,000    Bank Of Nova Scotia 5.87s
                            (Canada)                           11/19/97       9,998,433
 ........................................................................................
               5,000,000    Bayerische Landesbank 5.76s
                            (Germany)                           8/22/97       5,001,386
 ........................................................................................
               5,000,000    Deutsche Bank 6.21s
                            (Germany)                           4/20/98       5,006,320
 ........................................................................................
               5,000,000    National Westminster Bank
                            PLC 5.685s (United Kingdom)         2/27/98       4,999,198
 ........................................................................................
               5,000,000    Rabobank USA Financial
                            Corp. 5 3/4s (Netherlands)          8/22/97       5,001,260
 ........................................................................................
               5,000,000    Royal Bank Of Canada 5.94s
                            (Canada)                            6/25/98       4,997,133
 ........................................................................................
              10,000,000    Westpac Banking Corp.
                            5.69s (Australia)                    7/2/97      10,000,252
----------------------------------------------------------------------------------------
                            Total Certificates of Deposit
                            (cost $50,002,732)                              $50,002,732
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.2%) *(cost $15,979,640)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $15,977,000    Interest in $200,289,000 joint
                            repurchase agreement dated
                            June 30, 1997 with Morgan (J.P.)
                            & Co., Inc. due July 1, 1997
                            respect to various U.S. Treasury
                            obligations - maturity value of
                            $15,979,640 for an effective
                            yield of 5.95%                                  $15,979,640
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $497,604,302) ***                        $497,604,302
----------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1997:
(as percentage of Market Value)
----------------------------------------------------------------------------------------
Australia                                                                           3.8%
 ........................................................................................
Canada                                                                              4.0
 ........................................................................................
Denmark                                                                             1.0
 ........................................................................................
France                                                                              3.0
 ........................................................................................
Germany                                                                             2.0
 ........................................................................................
Netherlands                                                                         3.0
 ........................................................................................
Sweden                                                                              2.7
 ........................................................................................
Switzerland                                                                         5.1
 ........................................................................................
United Kingdom                                                                      4.0
 ........................................................................................
United States                                                                      71.4
----------------------------------------------------------------------------------------
Total                                                                            100.00%
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT New Opportunities Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS (95.4%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
Advertising (1.0%)
 ........................................................................................
                 175,000    Lamar Advertising Co. (NON)                      $4,462,500
 ........................................................................................
                 326,700    Outdoor Systems, Inc. (NON)                      12,496,275
 ........................................................................................
                 111,400    Universal Outdoor Holdings, Inc. (NON)            3,885,075
----------------------------------------------------------------------------------------
                                                                             20,843,850
----------------------------------------------------------------------------------------
Aerospace and Defense (0.7%)
 ........................................................................................
                 294,200    Boeing Co.                                       15,610,988
----------------------------------------------------------------------------------------
Apparel (0.6%)
 ........................................................................................
                 420,300    Wolverine World Wide, Inc.                       12,766,613
----------------------------------------------------------------------------------------
Banks (1.0%)
 ........................................................................................
                 253,300    Barnett Banks, Inc.                              13,298,250
 ........................................................................................
                 120,800    Washington Mutual, Inc.                           7,217,800
----------------------------------------------------------------------------------------
                                                                             20,516,050
----------------------------------------------------------------------------------------
Broadcasting (5.2%)
 ........................................................................................
                 124,400    Chancellor Broadcasting Corp. Class A (NON)       4,976,000
 ........................................................................................
                 530,500    Clear Channel Communications, Inc. (NON)         32,625,750
 ........................................................................................
                 150,600    Emmis Broadcasting Corp. Class A (NON)            6,569,925
 ........................................................................................
                 150,600    Evergreen Media Corp. Class A (NON)               6,720,525
 ........................................................................................
                 184,600    Jacor Communications, Inc. (NON)                  7,060,950
 ........................................................................................
                 133,600    LIN Television Corp. (NON)                        5,895,100
 ........................................................................................
                  73,000    SFX Broadcasting, Inc. Class A (NON)              3,079,688
 ........................................................................................
                 130,200    Sinclair Broadcast Group, Inc. Class A (NON)      4,019,925
 ........................................................................................
                 133,619    Univision Communications Inc. Class A (NON)       5,227,843
 ........................................................................................
                 196,900    Westwood One, Inc. (NON)                          6,350,025
 ........................................................................................
                 992,300    Westinghouse Electric Corp.                      22,946,938
 ........................................................................................
                 100,700    Young Broadcasting Corp. Class A (NON)            3,272,750
----------------------------------------------------------------------------------------
                                                                            108,745,419
----------------------------------------------------------------------------------------
Building Products (0.2%)
 ........................................................................................
                 148,500    Barnett, Inc. (NON)                               3,638,250
----------------------------------------------------------------------------------------
Business Services (5.1%)
 ........................................................................................
                 234,900    Affiliated Computer Services, Inc.
                            Class A (NON)                                     6,577,200
 ........................................................................................
                 521,900    Airgas, Inc. (NON)                               10,340,144
 ........................................................................................
                 231,400    Corestaff, Inc. (NON)                             6,247,800
 ........................................................................................
                 759,400    Corporate Express, Inc. (NON)                    10,963,838
 ........................................................................................
                 141,600    Interim Services Inc. (NON)                       6,301,200
 ........................................................................................
                 102,550    Labor Ready, Inc. (NON)                           1,038,319
 ........................................................................................
                 384,250    Paychex, Inc.                                    14,601,500
 ........................................................................................
                 178,200    PMT Services, Inc. (NON)                          2,717,550
 ........................................................................................
                 140,700    Precision Response Corp. (NON)                    2,321,550
 ........................................................................................
               4,305,600    Rentokil Group PLC (United Kingdom)              15,120,768
 ........................................................................................
                 304,000    Robert Half International, Inc. (NON)            14,307,000
 ........................................................................................
                  88,211    Select Appointments Holdings PLC ADR
                            (United Kingdom) (NON)                            1,367,271
 ........................................................................................
                 144,800    Snyder Communications, Inc. (NON)                 3,900,550
 ........................................................................................
                 244,200    TeleTech Holdings Inc. (NON)                      6,410,250
 ........................................................................................
                  78,000    The Registry, Inc. (NON)                          3,588,000
----------------------------------------------------------------------------------------
                                                                            105,802,940
----------------------------------------------------------------------------------------
Chemicals (0.7%)
 ........................................................................................
                 241,900    Praxair, Inc.                                    13,546,400
----------------------------------------------------------------------------------------
Computer Equipment (0.7%)
 ........................................................................................
                 249,300    Hewlett-Packard Co.                              13,960,800
----------------------------------------------------------------------------------------
Computer Services (4.8%)
 ........................................................................................
                 478,200    America Online, Inc. (NON)                       26,599,875
 ........................................................................................
                 259,800    Cambridge Technology Partners, Inc. (NON)         8,313,600
 ........................................................................................
                 310,950    Computer Horizons Corp. (NON)                    10,650,038
 ........................................................................................
                 699,400    EMC Corp. (NON)                                  27,276,600
 ........................................................................................
                 101,700    HNC Software, Inc. (NON)                          3,877,313
 ........................................................................................
                 103,900    National TechTeam, Inc. (NON)                     2,220,863
 ........................................................................................
                  35,300    Renaissance Solutions, Inc. (NON)                 1,306,100
 ........................................................................................
                  56,600    Sapient Corp. (NON)                               2,801,700
 ........................................................................................
                 339,000    Sterling Commerce, Inc. (NON)                    11,144,625
 ........................................................................................
                 157,050    Sykes Enterprises, Inc. (NON)                     4,083,300
 ........................................................................................
                  39,200    Whittman-Hart, Inc. (NON)                         1,102,500
----------------------------------------------------------------------------------------
                                                                             99,376,514
----------------------------------------------------------------------------------------
Computer Software (10.0%)
 ........................................................................................
                 189,200    Baan Co., N.V. (Netherlands) (NON)               13,031,150
 ........................................................................................
                  82,300    BMC Software, Inc. (NON)                          4,557,363
 ........................................................................................
                 391,800    Cadence Design Systems, Inc. (NON)               13,125,300
 ........................................................................................
                  54,800    Citrix Systems, Inc. (NON)                        2,404,350
 ........................................................................................
                 384,800    Computer Associates Intl., Inc.                  21,428,550
 ........................................................................................
                 168,300    Compuware Corp. (NON)                             8,036,325
 ........................................................................................
                  55,600    Documentum, Inc. (NON)                            1,383,050
 ........................................................................................
                 247,100    Electronic Arts, Inc. (NON)                       8,308,738
 ........................................................................................
                 144,200    Electronics for Imaging, Inc. (NON)               6,813,450
 ........................................................................................
                 206,300    Inso Corp. (NON)                                  4,242,044
 ........................................................................................
                   8,900    Legato Systems, Inc. (NON)                          164,650
 ........................................................................................
                 304,400    McAfee Associates, Inc. (NON)                    19,215,250
 ........................................................................................
                 167,100    Microsoft Corp. (NON)                            21,117,263
 ........................................................................................
                 525,191    Parametric Technology Corp. (NON)                22,353,442
 ........................................................................................
                 385,400    PeopleSoft, Inc. (NON)                           20,329,850
 ........................................................................................
                  11,000    Project Software & Development, Inc. (NON)          159,500
 ........................................................................................
                  89,100    Remedy Corp. (NON)                                3,564,000
 ........................................................................................
                 118,800    Saville Systems Ireland PLC ADR
                            (Ireland) (NON)                                   6,177,600
 ........................................................................................
                 263,100    Security Dynamics Technologies, Inc. (NON)        9,701,813
 ........................................................................................
                 326,600    Synopsys, Inc. (NON)                             12,002,550
 ........................................................................................
                 193,400    Vantive Corp. (NON)                               5,463,550
 ........................................................................................
                  65,600    Viasoft, Inc. (NON)                               3,329,200
 ........................................................................................
                  14,800    Wind River Systems                                  566,100
----------------------------------------------------------------------------------------
                                                                            207,475,088
----------------------------------------------------------------------------------------
Consumer Products (1.8%)
 ........................................................................................
                  47,500    Clorox Co.                                        6,270,000
 ........................................................................................
                 151,200    Gillette Co.                                     14,326,200
 ........................................................................................
                 126,300    Procter & Gamble Co.                             17,839,875
----------------------------------------------------------------------------------------
                                                                             38,436,075
----------------------------------------------------------------------------------------
Cosmetics (0.5%)
 ........................................................................................
                 190,000    Estee Lauder Cos. Class A,                        9,547,500
----------------------------------------------------------------------------------------
Education Services (1.2%)
 ........................................................................................
                 147,000    Apollo Group, Inc. Class A (NON)                  5,181,750
 ........................................................................................
                 149,600    CBT Group PLC ADR (Ireland) (NON)                 9,443,500
 ........................................................................................
                 139,400    Learning Tree International, Inc. (NON)           6,185,875
 ........................................................................................
                 108,316    Sylvan Learning Systems, Inc. (NON)               3,682,744
----------------------------------------------------------------------------------------
                                                                             24,493,869
----------------------------------------------------------------------------------------
Electric Utilities (0.6%)
 ........................................................................................
                 311,600    CalenErgy, Inc. (NON)                            11,840,800
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.8%)
 ........................................................................................
                 115,000    ADT Ltd. (NON)                                    3,795,000
 ........................................................................................
                 151,400    Cognex Corp. (NON)                                4,012,100
 ........................................................................................
                 162,600    Credence Systems Corp. (NON)                      4,867,838
 ........................................................................................
                 473,500    General Electric Co.                             30,955,063
 ........................................................................................
                 141,200    KLA Instruments Corp. (NON)                       6,883,500
 ........................................................................................
                 119,300    Tyco International Ltd.                           8,298,806
----------------------------------------------------------------------------------------
                                                                             58,812,307
----------------------------------------------------------------------------------------
Energy-Related (0.4%)
 ........................................................................................
                 222,700    Thermo Electron Corp. (NON)                       7,655,313
----------------------------------------------------------------------------------------
Entertainment (1.3%)
 ........................................................................................
                 173,700    Disney (Walt) Productions, Inc.                  13,939,425
 ........................................................................................
                 273,300    Time Warner, Inc.                                13,186,725
----------------------------------------------------------------------------------------
                                                                             27,126,150
----------------------------------------------------------------------------------------
Environmental Control (1.3%)
 ........................................................................................
                 188,600    Philip Services Corp. (Canada) (NON)              2,994,025
 ........................................................................................
                 160,906    Republic Industries, Inc. (NON)                   4,002,537
 ........................................................................................
                 220,000    U.S. Filter Corp. (NON)                           5,995,000
 ........................................................................................
                 361,300    USA Waste Services, Inc. (NON)                   13,955,213
----------------------------------------------------------------------------------------
                                                                             26,946,775
----------------------------------------------------------------------------------------
Financial Services (3.8%)
 ........................................................................................
                 203,800    American Express Co.                             15,183,100
 ........................................................................................
                 148,500    Finova Group, Inc.                               11,360,250
 ........................................................................................
                 122,300    First USA Paymentech, Inc. (NON)                  3,539,056
 ........................................................................................
                 178,700    FIRSTPLUS Financial Group, Inc. (NON)             6,075,800
 ........................................................................................
                 870,600    MBNA Corp.                                       31,885,725
 ........................................................................................
                  75,700    Sirrom Capital Corp.                              2,611,650
 ........................................................................................
                 174,900    TCF Financial Corp.                               8,635,688
----------------------------------------------------------------------------------------
                                                                             79,291,269
----------------------------------------------------------------------------------------
Food and Beverages (1.6%)
 ........................................................................................
                 201,800    Campbell Soup Co.                                10,090,000
 ........................................................................................
                 171,400    Coca-Cola Co.                                    11,569,500
 ........................................................................................
                 500,000    Coca-Cola Enterprises, Inc.                      11,500,000
----------------------------------------------------------------------------------------
                                                                             33,159,500
----------------------------------------------------------------------------------------
Funeral/Cemetery Services (1.8%)
 ........................................................................................
                  80,900    Loewen Group, Inc.                                2,811,275
 ........................................................................................
                 449,100    Service Corp. International                      14,764,163
 ........................................................................................
                 495,200    Stewart Enterprises, Inc. Class A                20,798,400
----------------------------------------------------------------------------------------
                                                                             38,373,838
----------------------------------------------------------------------------------------
Health Care Information Systems (1.2%)
 ........................................................................................
                 181,900    ABR Information Services, Inc. (NON)              5,275,100
 ........................................................................................
                 296,900    HBO & Co.                                        20,448,988
----------------------------------------------------------------------------------------
                                                                             25,724,088
----------------------------------------------------------------------------------------
Health Care Services (3.7%)
 ........................................................................................
                 257,750    Cardinal Health, Inc.                            14,756,188
 ........................................................................................
                 128,296    CareMatrix Corp. (NON)                            3,167,308
 ........................................................................................
                 120,200    Emcare Holdings, Inc. (NON)                       4,402,325
 ........................................................................................
               1,452,700    HEALTHSOUTH Corp. (NON)                          36,226,706
 ........................................................................................
                 194,800    Renal Treatment Centers, Inc. (NON)               5,235,250
 ........................................................................................
                 126,200    Rotech Medical Corp. (NON)                        2,531,888
 ........................................................................................
                 163,300    Sunrise Assisted Living, Inc. (NON)               5,715,500
 ........................................................................................
                 131,400    Total Renal Care Holdings, Inc. (NON)             5,280,638
----------------------------------------------------------------------------------------
                                                                             77,315,803
----------------------------------------------------------------------------------------
Hospital Management (1.1%)
 ........................................................................................
                 819,800    Health Management Assoc., Inc. (NON)             23,364,300
----------------------------------------------------------------------------------------
Insurance (2.5%)
 ........................................................................................
                 121,400    Aetna Inc.                                       12,428,325
 ........................................................................................
                  72,000    CIGNA Corp.                                      12,780,000
 ........................................................................................
                 251,100    Conseco Inc.                                      9,290,700
 ........................................................................................
                 235,000    HCC Insurance Holdings, Inc.                      6,271,563
 ........................................................................................
                 194,066    Travelers Group Inc.                             12,238,287
----------------------------------------------------------------------------------------
                                                                             53,008,875
----------------------------------------------------------------------------------------
Leisure (0.2%)
 ........................................................................................
                 122,400    Signature Resorts, Inc. (NON)                     4,230,450
----------------------------------------------------------------------------------------
Lodging (4.1%)
 ........................................................................................
                 290,900    Doubletree Corp. (NON)                           11,963,263
 ........................................................................................
                 716,568    Extended Stay America, Inc. (NON)                11,285,946
 ........................................................................................
                 569,700    HFS, Inc. (NON)                                  33,042,600
 ........................................................................................
                 223,500    Marriott International, Inc.                     13,717,313
 ........................................................................................
                 308,100    Prime Hospitality Corp. (NON)                     6,084,975
 ........................................................................................
                 257,300    Promus Hotel Corp. (NON)                          9,970,375
----------------------------------------------------------------------------------------
                                                                             86,064,472
----------------------------------------------------------------------------------------
Medical Management Services (2.0%)
 ........................................................................................
                  88,900    CRA Managed Care, Inc. (NON)                      4,639,469
 ........................................................................................
                 593,800    MedPartners, Inc. (NON)                          12,840,925
 ........................................................................................
                  64,300    NCS HealthCare, Inc. Class A (NON)                1,953,113
 ........................................................................................
                 197,700    OccuSystems, Inc. (NON)                           5,733,300
 ........................................................................................
                 143,500    Pediatrix Medical Group, Inc. (NON)               6,574,094
 ........................................................................................
                 287,900    Phycor, Inc. (NON)                                9,914,556
----------------------------------------------------------------------------------------
                                                                             41,655,457
----------------------------------------------------------------------------------------
Medical Supplies and Devices (1.7%)
 ........................................................................................
                 197,393    Boston Scientific Corp. (NON)                    12,127,332
 ........................................................................................
                 103,500    Neuromedical Systems, Inc. (NON)                    572,484
 ........................................................................................
                 389,000    Omnicare, Inc.                                   12,204,875
 ........................................................................................
                 326,700    Physician Sales & Service, Inc. (NON)             6,207,300
 ........................................................................................
                  43,200    Sybron International Corp. (NON)                  1,722,600
 ........................................................................................
                  81,900    Thermo Cardiosystems, Inc. (NON)                  2,129,400
----------------------------------------------------------------------------------------
                                                                             34,963,991
----------------------------------------------------------------------------------------
Networking and Communications Equipment (0.7%)
 ........................................................................................
                 208,200    Cisco Systems, Inc. (NON)                        13,975,425
----------------------------------------------------------------------------------------
Nursing Homes (1.1%)
 ........................................................................................
                 325,900    Genesis Health Ventures, Inc. (NON)              10,999,125
 ........................................................................................
                 331,600    Health Care & Retirement Corp. (NON)             11,067,150
----------------------------------------------------------------------------------------
                                                                             22,066,275
----------------------------------------------------------------------------------------
Office Equipment (0.6%)
 ........................................................................................
                 222,700    BT Office Products International, Inc. (NON)      1,670,250
 ........................................................................................
                  86,700    Global DirectMail Corp. (NON)                     2,259,619
 ........................................................................................
                 477,900    Viking Office Products, Inc. (NON)                9,080,100
----------------------------------------------------------------------------------------
                                                                             13,009,969
----------------------------------------------------------------------------------------
Oil and Gas (0.7%)
 ........................................................................................
                 114,300    Schlumberger Ltd.                                14,287,500
----------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (8.3%)
 ........................................................................................
                 252,800    Abbott Laboratories                              16,874,400
 ........................................................................................
                 281,300    Bristol-Myers Squibb Co.                         22,785,300
 ........................................................................................
                 249,800    Dura Pharmaceuticals, Inc. (NON)                  9,960,775
 ........................................................................................
                 593,800    Elan Corp. PLC ADR (Ireland) (NON)               26,869,450
 ........................................................................................
                 238,300    Gilead Sciences, Inc. (NON)                       6,583,038
 ........................................................................................
                 232,300    Jones Medical Industries, Inc.                   11,034,250
 ........................................................................................
                 144,700    Lilly (Eli) & Co.                                15,817,519
 ........................................................................................
                  21,800    Martek Biosciences Corp. (NON)                      256,150
 ........................................................................................
                 243,600    Merck & Co., Inc.                                25,212,600
 ........................................................................................
                  96,700    Parexel International Corp. (NON)                 3,070,225
 ........................................................................................
                  75,700    Quintiles Transnational Corp. (NON)               5,270,613
 ........................................................................................
                 151,100    Smithkline Beecham PLC ADR
                            (United Kingdom)                                 13,844,538
 ........................................................................................
                 129,600    Warner-Lambert Co.                               16,102,800
----------------------------------------------------------------------------------------
                                                                            173,681,658
----------------------------------------------------------------------------------------
Publishing (0.7%)
 ........................................................................................
                 139,900    Gannett Co., Inc.                                13,815,125
----------------------------------------------------------------------------------------
Restaurants (1.4%)
 ........................................................................................
                 265,600    Applebee's International, Inc.                    7,104,800
 ........................................................................................
                 320,540    J.D. Wetherspoon PLC
                            (United Kingdom)                                  7,269,030
 ........................................................................................
                 228,000    Landry's Seafood Restaurants, Inc. (NON)          5,244,000
 ........................................................................................
                 256,900    Papa Johns International, Inc. (NON)              9,441,075
 ........................................................................................
                  27,100    Rainforest Cafe, Inc. (NON)                         687,663
----------------------------------------------------------------------------------------
                                                                             29,746,568
----------------------------------------------------------------------------------------
Retail (5.3%)
 ........................................................................................
                 571,600    Bed Bath & Beyond, Inc. (NON)                    17,362,350
 ........................................................................................
                 220,200    CompUSA, Inc. (NON)                               4,734,300
 ........................................................................................
                 529,639    CVS Corp.                                        27,143,999
 ........................................................................................
                 325,100    Dayton Hudson Corp.                              17,291,256
 ........................................................................................
                 489,900    Dixons Group PLC (United Kingdom)                 3,807,869
 ........................................................................................
                  61,500    Dollar Tree Stores, Inc. (NON)                    3,098,063
 ........................................................................................
                 271,200    Federated Department Stores, Inc. (NON)           9,424,200
 ........................................................................................
                 601,100    Officemax, Inc. (NON)                             8,678,381
 ........................................................................................
                 183,200    Lowe's Cos., Inc.                                 6,801,300
 ........................................................................................
 .                445,400    Staples, Inc. (NON)                              10,355,550
 ........................................................................................
                  95,100    West Marine, Inc. (NON)                           2,448,825
----------------------------------------------------------------------------------------
                                                                            111,146,093
----------------------------------------------------------------------------------------
Satellite Services (0.4%)
 ........................................................................................
                 311,550    PanAmSat Corp. (NON)                              9,034,950
----------------------------------------------------------------------------------------
Semiconductors (4.0%)
 ........................................................................................
                 104,800    Altera Corp. (NON)                                5,292,400
 ........................................................................................
                 162,000    Analog Devices, Inc. (NON)                        4,303,125
 ........................................................................................
                 168,500    Applied Materials, Inc. (NON)                    11,931,906
 ........................................................................................
                  97,200    Intel Corp.                                      13,784,175
 ........................................................................................
                  83,400    Lattice Semiconductor Corp. (NON)                 4,712,100
 ........................................................................................
                 265,000    Linear Technology Corp.                          13,713,750
 ........................................................................................
                 305,900    Maxim Integrated Products Inc. (NON)             17,398,063
 ........................................................................................
                 144,900    Microchip Technology, Inc. (NON)                  4,310,775
 ........................................................................................
                 166,900    Xilinx, Inc. (NON)                                8,188,531
----------------------------------------------------------------------------------------
                                                                             83,634,825
----------------------------------------------------------------------------------------
Specialty Consumer Products (0.3%)
 ........................................................................................
                  77,000    Central Garden and Pet Co. (NON)                  1,925,000
 ........................................................................................
                  85,000    Rexall Sundown, Inc. (NON)                        3,315,000
----------------------------------------------------------------------------------------
                                                                              5,240,000
----------------------------------------------------------------------------------------
Telecommunications (3.6%)
 ........................................................................................
                  17,500    Advanced Fibre Communications (NON)               1,056,563
 ........................................................................................
                 215,000    Aspect Telecommunications Corp. (NON)             4,783,750
 ........................................................................................
                 224,100    Motorola, Inc.                                   17,031,600
 ........................................................................................
                  72,300    Newbridge Networks Corp. (Canada)                 3,145,050
 ........................................................................................
                 156,400    Northern Telecom Ltd. (Canada)                   14,232,400
 ........................................................................................
                 305,400    Pairgain Technologies, Inc. (NON)                 4,733,700
 ........................................................................................
                 528,100    Tellabs, Inc.                                    29,507,588
----------------------------------------------------------------------------------------
                                                                             74,490,651
----------------------------------------------------------------------------------------
Telephone Services (4.0%)
 ........................................................................................
                 157,900    Brooks Fiber Properties, Inc. (NON)               5,329,125
 ........................................................................................
                 109,000    ICG Communications, Inc. (NON)                    2,098,250
 ........................................................................................
                 148,500    Intermedia Communications, Inc. (NON)             4,807,688
 ........................................................................................
                 105,600    IXC Communications, Inc. (NON)                    2,772,000
 ........................................................................................
                 222,700    McLeod, Inc. Class A (NON)                        7,516,125
 ........................................................................................
                 279,500    Sprint Corp.                                     14,708,688
 ........................................................................................
                  80,700    Qwest Communications
                            International, Inc. (NON)                         2,199,075
 ........................................................................................
                 617,900    Tel-Save Holdings, Inc. (NON)                     9,422,975
 ........................................................................................
               1,087,700    WorldCom, Inc. (NON)                             34,806,400
----------------------------------------------------------------------------------------
                                                                             83,660,326
----------------------------------------------------------------------------------------
Wireless Communications (0.7%)
 ........................................................................................
                 207,900    Clearnet Communications, Inc. Class A,
                            (Canada) (NON)                                    2,520,788
 ........................................................................................
                 653,200    NEXTEL Communications, Inc. Class A (NON)        12,379,360
----------------------------------------------------------------------------------------
                                                                             14,900,148
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $1,598,219,784)                        $1,986,983,257
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.3%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $25,000,000    Fed Home Loan Mortgage Corp.,
                            effective yield 5.46s, 8/22/97                  $24,802,833
 ........................................................................................
              34,269,000    Interest in $293,634,000 joint
                            repurchase agreement dated
                            June 30, 1997 with UBS Securities
                            due July 1, 1997 with respect to various
                            U.S. Treasury obligations - maturity
                            value of $34,274,616 for an effective
                            yield of 5.9%                                    34,274,616
 ........................................................................................
              30,000,000    Interest in $750,000,000 joint
                            repurchase agreement dated
                            June 30, 1997 with Goldman Sachs due
                            July 1, 1997 with respect to various
                            U.S. Treasury obligations - maturity
                            value of $30,004,896 for an effective
                            yield of 5.875%                                  30,004,896
----------------------------------------------------------------------------------------
                            Total Short-Term Investments
                            (cost $89,082,345)                              $89,082,345
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $1,687,302,129) ***                    $2,076,065,602
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT New Value Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS (95.6%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
Aerospace and Defense (3.9%)
 ........................................................................................
                  37,900    General Motors Corp. Class H                     $2,188,725
 ........................................................................................
                  25,400    Northrop Grumman Corp.                            2,230,438
----------------------------------------------------------------------------------------
                                                                              4,419,163
----------------------------------------------------------------------------------------
Automotive (1.0%)
 ........................................................................................
                  25,300    Lear Corp. (NON)                                  1,122,688
----------------------------------------------------------------------------------------
Basic Industrial Products (4.1%)
 ........................................................................................
                  23,400    Minnesota Mining & Manufacturing Co.              2,386,800
 ........................................................................................
                  85,800    New Holland N.V. (Netherlands) (NON)              2,348,775
----------------------------------------------------------------------------------------
                                                                              4,735,575
----------------------------------------------------------------------------------------
Business Equipment and Services (4.2%)
 ........................................................................................
                  39,900    Hewlett-Packard Co.                               2,234,400
 ........................................................................................
                  28,640    IBM Corp                                          2,582,970
----------------------------------------------------------------------------------------
                                                                              4,817,370
----------------------------------------------------------------------------------------
Chemicals (2.1%)
 ........................................................................................
                  48,800    Hercules, Inc.                                    2,336,300
----------------------------------------------------------------------------------------
Computer Services and Software (4.3%)
 ........................................................................................
                  45,000    Computer Associates Intl., Inc.                   2,505,931
 ........................................................................................
                  81,850    NCR Corp. (NON)                                   2,435,038
----------------------------------------------------------------------------------------
                                                                              4,940,969
----------------------------------------------------------------------------------------
Conglomerates (2.2%)
 ........................................................................................
                 114,800    Ogden Corp.                                       2,496,900
----------------------------------------------------------------------------------------
Consumer Durable Goods (2.0%)
 ........................................................................................
                  41,500    Whirlpool Corp.                                   2,264,344
----------------------------------------------------------------------------------------
Consumer Non Durables (6.3%)
 ........................................................................................
                  94,300    Dimon Inc.                                        2,498,950
 ........................................................................................
                  69,000    RJR Nabisco Holdings Corp.                        2,277,000
 ........................................................................................
                  65,600    Tupperware Corp.                                  2,394,400
----------------------------------------------------------------------------------------
                                                                              7,170,350
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.3%)
 ........................................................................................
                  92,880    Vishay Intertechnology, Inc.                      2,687,715
----------------------------------------------------------------------------------------
Food and Beverages (6.2%)
 ........................................................................................
                 110,700    Archer Daniels Midland Co.                        2,601,450
 ........................................................................................
                  49,900    Dole Food Co.                                     2,133,225
 ........................................................................................
                  94,900    Whitman Corp.                                     2,277,600
----------------------------------------------------------------------------------------
                                                                              7,012,275
----------------------------------------------------------------------------------------
Insurance and Finance (15.1%)
 ........................................................................................
                  50,300    Ahmanson (H.F.) & Co.                             2,162,900
 ........................................................................................
                  25,900    Bankers Trust New York Corp.                      2,253,300
 ........................................................................................
                   3,700    CIGNA Corp.                                         656,750
 ........................................................................................
                  36,300    Fleet Financial Group, Inc.                       2,295,975
 ........................................................................................
                  45,600    Great Western Financial Corp.                     2,451,000
 ........................................................................................
                  20,900    Salomon, Inc.                                     1,162,563
 ........................................................................................
                  43,900    Summit Bancorp                                    2,200,488
 ........................................................................................
                  46,900    Union Planters Corp.                              2,432,938
 ........................................................................................
                  68,200    USF&G Corp.                                       1,636,800
----------------------------------------------------------------------------------------
                                                                             17,252,714
----------------------------------------------------------------------------------------
Metals and Mining (2.2%)
 ........................................................................................
                  82,100    Freeport-McMoRan Copper &
                            Gold Co., Inc. Class B                            2,555,363
----------------------------------------------------------------------------------------
Oil and Gas (9.6%)
 ........................................................................................
                  23,400    Amoco Corp.                                       2,034,338
 ........................................................................................
                  39,000    ENI SPA ADR (Italy)                               2,214,704
 ........................................................................................
                  39,000    Elf Aquitane ADR (France)                         2,123,063
 ........................................................................................
                  98,800    Occidental Petroleum Corp.                        2,476,175
 ........................................................................................
                  71,100    YPF S.A. ADR (Argentina)                          2,186,325
----------------------------------------------------------------------------------------
                                                                             11,034,605
----------------------------------------------------------------------------------------
Paper and Forest Products (3.8%)
 ........................................................................................
                  61,100    Boise Cascade Corp. (NON)                         2,157,594
 ........................................................................................
                 140,650    Unisource Worldwide, Inc. (NON)                   2,250,400
----------------------------------------------------------------------------------------
                                                                              4,407,994
----------------------------------------------------------------------------------------
Pharmaceuticals (2.0%)
 ........................................................................................
                  65,900    Pharmacia & Upjohn, Inc.                          2,290,025
----------------------------------------------------------------------------------------
Photography (2.1%)
 ........................................................................................
                  43,900    Polaroid Corp.                                    2,436,450
----------------------------------------------------------------------------------------
Publishing (1.9%)
 ........................................................................................
                  39,800    Times Mirror Co. Class A                          2,198,950
----------------------------------------------------------------------------------------
Real Estate (4.2%)
 ........................................................................................
                  73,100    Beacon Properties Corp.                           2,439,713
 ........................................................................................
                   6,400    Castle & Cooke, Inc. (NON)                          106,000
 ........................................................................................
                  46,770    Equity Residential Properties Trust (R)           2,221,575
----------------------------------------------------------------------------------------
                                                                              4,767,288
----------------------------------------------------------------------------------------
Retail (6.0%)
 ........................................................................................
                 174,600    K mart Corp. (NON)                                2,138,850
 ........................................................................................
                 176,400    Officemax, Inc. (NON)                             2,546,775
 ........................................................................................
                  59,600    Lowe's Cos., Inc.                                 2,212,650
----------------------------------------------------------------------------------------
                                                                              6,898,275
----------------------------------------------------------------------------------------
Transportation (4.1%)
 ........................................................................................
                  27,600    Burlington Northern Santa Fe Corp.                2,480,550
 ........................................................................................
                  27,100    Delta Air Lines, Inc.                             2,222,200
----------------------------------------------------------------------------------------
                                                                              4,702,750
----------------------------------------------------------------------------------------
Utilities (6.0%)
 ........................................................................................
                  66,300    American Telephone & Telegraph Co.                2,324,644
 ........................................................................................
                  43,500    Sprint Corp.                                      2,289,188
 ........................................................................................
                  60,700    US West, Inc.                                     2,287,631
----------------------------------------------------------------------------------------
                                                                              6,901,463
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $102,691,107)                            $109,449,526
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.4%) * (cost $5,020,823)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $5,020,000    Interest in $293,634,000 joint
                            repurchase agreement dated
                            June 30, 1997 with UBS Securities
                            due July 1, 1997 with respect
                            to various U.S. Treasury obligations -
                            maturity value of $5,020,823 for an
                            effective yield of 5.9%                          $5,020,823
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $107,711,930) ***                        $114,470,349
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT U.S. Government and High Quality Bond Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (55.6%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
U.S. Government Agency Mortgage
Pass-Through Certificates (37.9%)
 ........................................................................................
                            Federal Home Loan Mortgage Corp.
 ........................................................................................
             $26,980,249      8 1/2s, with due dates from
                              July 1, 2026 to June 1, 2027                  $28,034,111
 ........................................................................................
              29,680,214      7 1/2s, with due dates from
                              May 1, 2027 to June 1, 2027                    29,791,516
 ........................................................................................
              10,365,394      5 1/2s, with due dates from
                              March 1, 2011 to April 1, 2011                  9,798,512
 ........................................................................................
                            Federal National Mortgage Association
 ........................................................................................
              70,901,807      7s, with due dates from
                              July 1, 2023 to June 15, 2027                  69,461,143
 ........................................................................................
              20,932,244      6s, Dwarf, with due dates from
                              January 1, 2009 to March 1, 2012               20,179,953
 ........................................................................................
               9,220,000      5.94s, December 12, 2005                        8,705,708
 ........................................................................................
                            Government National Mortgage Association
 ........................................................................................
              50,305,063      7 1/2s, with due dates from
                              January 15, 2023 to February 15, 2027          50,636,340
 ........................................................................................
              71,879,612      7s, with due dates from
                              April 15, 2023 to April 15, 2027               70,607,744
----------------------------------------------------------------------------------------
                                                                            287,215,027
----------------------------------------------------------------------------------------
U.S. Treasury Obligations (17.7%)
 ........................................................................................
                            U.S. Treasury Bonds
 ........................................................................................
               3,960,000      11 5/8s, November 15, 2004                      5,130,655
 ........................................................................................
              19,310,000      8 1/8s, August 15, 2019                        22,028,462
 ........................................................................................
                            U.S. Treasury Notes
 ........................................................................................
              13,039,000      11 7/8s, November 15, 2003#                    16,671,535
 ........................................................................................
              90,190,000      6 3/8s, April 30, 1999                         90,668,909
----------------------------------------------------------------------------------------
                                                                            134,499,561
----------------------------------------------------------------------------------------
                            Total U.S. Government
                            and Agency Obligations
                            (cost $421,751,352)                            $421,714,588
----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (36.5%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
Airlines (0.2%)
 ........................................................................................
              $1,670,000    Continental Airlines, Inc. 144A bonds
                            7.42s, 2008                                      $1,681,156
----------------------------------------------------------------------------------------
Automotive (0.3%)
 ........................................................................................
               2,150,000    Chrysler Corp. deb. Ser. B, 7.45s, 2097           2,092,896
----------------------------------------------------------------------------------------
Banks (6.3%)
 ........................................................................................
               8,500,000    Abbey National First Capital PLC
                            sub. notes 8.2s, 2004 (United Kingdom)            9,056,155
 ........................................................................................
               2,585,000    Abbey National First Capital PLC
                            sub. notes 7.35s, 2049 (United Kingdom)           2,588,645
 ........................................................................................
               3,740,000    BankAmerica Corp. sub. notes 7 1/8s,
                            2009                                              3,698,374
 ........................................................................................
               3,790,000    Firstar Capital Trust I company guaranty
                            Ser. B, 8.32s, 2026                               3,834,608
 ........................................................................................
               4,200,000    Merita Bank Ltd. sub. notes 6 1/2s, 2006
                            (Finland)                                         4,002,894
 ........................................................................................
               4,500,000    Peoples Bank- Bridgeport sub. notes
                            7.2s, 2006                                        4,398,795
 ........................................................................................
               7,000,000    Scotland International Finance 144A
                            sub. notes 8.85s, 2006 (Netherlands)              7,769,300
 ........................................................................................
               3,355,000    Societe Generale 144A notes 7.85s,
                            2049 (France)                                     3,437,533
 ........................................................................................
               3,410,000    Sparbanken Sverige AB (Swedbank)
                            144A sub. 7 1/2s, 2006 (Sweden)                   3,418,491
 ........................................................................................
               3,060,000    St. Paul Bancorp sr. notes 7 1/8s, 2004           3,015,997
 ........................................................................................
               2,145,000    State Development Bank of China
                            notes 7 3/8s, 2007 (China)                        2,146,073
----------------------------------------------------------------------------------------
                                                                             47,366,865
----------------------------------------------------------------------------------------
Broadcasting (0.7%)
 ........................................................................................
               5,000,000    Paramount Communications Inc.
                            sr. notes 7 1/2s, 2002                            5,009,200
 ........................................................................................
                 600,000    Viacom International, Inc. sub. deb.
                            Ser. A, 7s, 2003                                    560,088
----------------------------------------------------------------------------------------
                                                                              5,569,288
----------------------------------------------------------------------------------------
Chemicals (0.6%)
 ........................................................................................
               3,020,000    Millennium America Inc. company
                            guaranty 7 5/8s, 2026                             2,901,948
 ........................................................................................
               1,645,000    Sociedad Quimica Y Minera de Chile S.A.
                            144A bonds 7.7s, 2006 (Chile)                     1,667,619
----------------------------------------------------------------------------------------
                                                                              4,569,567
----------------------------------------------------------------------------------------
Conglomerates (2.0%)
 ........................................................................................
               3,000,000    Allied Signal Inc. notes 9.2s, 2003               3,313,140
 ........................................................................................
               9,760,000    Canadian Pacific Ltd. deb. 9.45s, 2021
                            (Canada)                                         11,501,965
----------------------------------------------------------------------------------------
                                                                             14,815,105
----------------------------------------------------------------------------------------
Electric Utilities (0.9%)
 ........................................................................................
               1,450,000    Illinova Corp. sr. notes 7 1/8s, 2004             1,442,649
 ........................................................................................
                 955,226    Northeast Utilities System notes Ser. A,
                            8.58s, 2006                                         939,216
 ........................................................................................
               4,570,000    Texas Utilities Electric Capital Trust V
                            company guaranty 8.175s, 2037                     4,599,065
----------------------------------------------------------------------------------------
                                                                              6,980,930
----------------------------------------------------------------------------------------
Entertainment (0.3%)
 ........................................................................................
               2,140,000    Time Warner Entertainment Inc. notes
                            8 7/8s, 2012                                      2,361,148
----------------------------------------------------------------------------------------
Finance (1.5%)
 ........................................................................................
               4,000,000    International Lease Finance Corp.
                            notes 6 1/2s, 1999                                4,004,920
 ........................................................................................
               7,200,000    Rodamco N.V. notes 7 3/4s, 2015
                            (Netherlands)                                     7,394,112
----------------------------------------------------------------------------------------
                                                                             11,399,032
----------------------------------------------------------------------------------------
Financial Services (5.5%)
 ........................................................................................
               1,595,000    Allstate Financing II company guaranty
                            7.83s, 2045                                       1,555,938
 ........................................................................................
               2,420,000    AFC Capital Trust 144A 8.207s, 2027               2,467,117
 ........................................................................................
               1,890,000    First Financial Caribbean Corp. sr. notes
                            7.84s, 2006                                       1,906,160
 ........................................................................................
               6,730,000    Ford Motor Credit Corp. notes 8.2s,
                            2002                                              7,096,045
 ........................................................................................
               6,075,000    Lehman Bros Holdings, Inc. med. term
                            notes 6.4s, 1999                                  6,042,620
 ........................................................................................
               3,485,000    Markel Capital Trust I 8.71s 2046                 3,515,633
 ........................................................................................
               3,750,000    Money Store, Inc. (The) notes 8.05s,
                            2002                                              3,819,300
 ........................................................................................
               1,470,000    Orange Cogen Funding 144A company
                            guaranty 8.175s, 2022                             1,502,487
 ........................................................................................
               3,090,000    Southern Investments Service Co.
                            sr. notes 6.8s, 2006 (United Kingdom)             3,004,963
 ........................................................................................
               2,070,000    State Street Institution 144A company
                            guaranty 7.94s, 2026                              2,060,002
 ........................................................................................
               4,290,000    Tig Capital Trust I 144A bonds 8.597s,
                            2027                                              4,370,824
 ........................................................................................
               3,855,000    Trenwick Capital Trust 144A bonds 8.82s,
                            2037                                              3,935,184
----------------------------------------------------------------------------------------
                                                                             41,276,273
----------------------------------------------------------------------------------------
Health Care (0.5%)
 ........................................................................................
               3,430,000    Tenet Healthcare Corp. sr. notes 8s, 2005         3,438,575
----------------------------------------------------------------------------------------
Insurance (3.4%)
 ........................................................................................
               8,000,000    AMBAC Indemnity Corp. deb. 9 3/8s,
                            2011                                              9,512,800
 ........................................................................................
               3,030,000    Conseco Inc. sr. notes 10 1/2s, 2004              3,554,493
 ........................................................................................
               6,305,000    Executive Risk Capital Trust company
                            guaranty Ser. B, 8.675s, 2027                     6,265,909
 ........................................................................................
               2,000,000    Fletcher Challenge Finance USA Ltd.
                            gtd. notes 9s, 1999 (New Zealand)                 2,099,060
 ........................................................................................
               4,655,000    Phoenix Home Life Mutual Insurance Co.
                            144A notes 6.95s, 2006                            4,536,251
----------------------------------------------------------------------------------------
                                                                             25,968,513
----------------------------------------------------------------------------------------
Oil and Gas (3.6%)
 ........................................................................................
               2,375,000    El Paso Natural Gas Co. deb. 7 1/2s,
                            2026                                              2,349,635
 ........................................................................................
               2,000,000    Imperial Oil Ltd. deb. 8 3/4s, 2019
                            (Canada)                                          2,142,200
 ........................................................................................
              10,000,000    Norsk Hydro AS deb. 7.15s, 2025
                            (Norway)                                          9,533,500
 ........................................................................................
               1,910,000    Petro Geo-Services AS ADR notes
                            7 1/2s, 2007 (Norway)                             1,924,497
 ........................................................................................
                 460,000    Petroliam Nasional Berhad 144A notes
                            7 5/8s, 2026 (Malaysia)                             459,384
 ........................................................................................
               5,515,000    Petroliam Nasional Berhad 144A notes
                            7 1/8s, 2005 (Malaysia)                           5,536,729
 ........................................................................................
               5,000,000    Trans-Canada PipeLines Ltd. deb. 8 5/8s,
                            2012 (Canada)                                     5,450,400
----------------------------------------------------------------------------------------
                                                                             27,396,345
----------------------------------------------------------------------------------------
Paper and Forest Products (0.2%)
 ........................................................................................
               1,465,000    Boise Cascade Corp. deb. 7.35s, 2016              1,376,470
----------------------------------------------------------------------------------------
REIT's (0.2%)
 ........................................................................................
                 920,000    American Health Properties, Inc. notes
                            7 1/2s, 2007                                        921,417
 ........................................................................................
                 690,000    American Health Properties, Inc. notes
                            7.05s, 2002                                         687,599
----------------------------------------------------------------------------------------
                                                                              1,609,016
----------------------------------------------------------------------------------------
Railroads (0.8%)
 ........................................................................................
               3,510,000    CSX Corp. 144A deb. 7.95s, 2027                   3,631,341
 ........................................................................................
               2,530,000    Norfolk Southern Corp. bonds 7.05s,
                            2037                                              2,567,798
----------------------------------------------------------------------------------------
                                                                              6,199,139
----------------------------------------------------------------------------------------
Telephone Services (1.2%)
 ........................................................................................
               5,260,000    WorldCom, Inc. notes 7 3/4s, 2007                 5,379,297
 ........................................................................................
               3,850,000    US West Capital Funding, Inc. company
                            guaranty 6.95s, 2037                              3,841,569
----------------------------------------------------------------------------------------
                                                                              9,220,866
----------------------------------------------------------------------------------------
Telephone Utilities (0.9%)
 ........................................................................................
               6,993,000    Telekom Malaysia Berhad (New) 144A
                            deb. 7 7/8s, 2025 (Malaysia)                      7,121,881
----------------------------------------------------------------------------------------
Tobacco (0.9%)
 ........................................................................................
                 975,000    Philip Morris Cos., Inc. deb. 7 3/4s, 2027          956,124
 ........................................................................................
               1,630,000    RJR Nabisco, Inc. notes 8 3/4s, 2005              1,654,369
 ........................................................................................
               4,395,000    Sampoerna International Finance Co.
                            144A company guaranty 8 3/8s, 2006
                            (Indonesia)                                       4,496,173
----------------------------------------------------------------------------------------
                                                                              7,106,666
----------------------------------------------------------------------------------------
Utilities (6.5%)
 ........................................................................................
               2,610,000    Arizona Public Service Co. sr. notes
                            6 3/4s, 2006                                      2,546,864
 ........................................................................................
               1,415,000    CMS Energy Corp. sr. notes 8 1/8s, 2002           1,428,782
 ........................................................................................
               3,550,000    Connecticut Light & Power Co. 1st mtge.
                            Ser. A, 7 7/8s, 2001                              3,569,596
 ........................................................................................
               1,095,000    Edison Mission Energy 144A company
                            guaranty 7.33s, 2008                              1,092,295
 ........................................................................................
               6,270,000    Enersis S.A. ADR notes 7.4s, 2016 (Chile)         6,075,191
 ........................................................................................
               2,835,000    Enersis S.A. ADR notes 6.6s, 2026 (Chile)         2,765,344
 ........................................................................................
               3,550,000    Israel Electric Corp., Ltd. 144A sr. notes
                            7 1/4s, 2006 (Israel)                             3,521,494
 ........................................................................................
               3,000,000    Monongahela Power Co. 1st mtge.
                            8 5/8s, 2021                                      3,138,120
 ........................................................................................
               7,750,000    Ohio Edison Co. med. term notes 7 3/8s,
                            2023                                              7,459,918
 ........................................................................................
               3,000,000    PacifiCorp secd. med. term notes 8.95s,
                            2011                                              3,444,390
 ........................................................................................
               1,650,000    Ras Laffan Natural Gas 144A sec. notes
                            8.294s, 2014 (Quatar)                             1,721,156
 ........................................................................................
               3,250,000    Ras Laffan Natural Gas 144A sec. notes
                            7.628s, 2006 (Quatar)                             3,327,188
 ........................................................................................
               4,000,000    Southwestern Public Service Co.
                            1st mtge. 8.2s, 2022                              4,124,880
 ........................................................................................
               5,000,000    West Penn. Power Co. 1st mtge. 7 7/8s,
                            2022                                              4,997,050
----------------------------------------------------------------------------------------
                                                                             49,212,268
----------------------------------------------------------------------------------------
                            Total Corporate Bonds and Notes
                            (cost $273,315,758)                            $276,761,999
----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (7.9%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
AUD           23,135,000    Australia (Government of) bonds 12s,
                            2001                                            $21,188,866
 ........................................................................................
DKK           23,910,000    Denmark (Government of) bonds 8s,
                            2006                                              4,048,109
 ........................................................................................
USD            8,115,000    Quebec (Province of) deb. Ser. NN,
                            7 1/8s, 2024                                      7,632,644
 ........................................................................................
GBP           15,660,000    United Kingdom Treasury bonds 7 1/2s,
                            2006                                             26,748,697
 ........................................................................................
GBP              400,000    United Kingdom Treasury bonds 7s,
                            2002                                                664,096
----------------------------------------------------------------------------------------
                            Total Foreign Government Bonds
                            and Notes (cost $59,138,033)                    $60,282,412
----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.4%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $3,264,034    Chase Mortgage Finance Corp. Ser. 94-1,
                            Class B2, 6.601s, 2025                           $3,035,552
 ........................................................................................
                            Chase Mortgage Finance Corp. 144A
 ........................................................................................
               4,189,816      Ser. 94-1, Class B3, 6.601s, 2023               3,886,055
 ........................................................................................
               5,119,925      Ser. 94-1, Class B4, 6.601s, 2023               4,710,331
 ........................................................................................
                 402,232    Morgan Stanley Mortgage Trust Ser. W,
                            Class 5, 9.05s, 2018                                413,548
 ........................................................................................
               2,733,565    Paine Webber Mortgage Acceptance
                            Corp. Ser. 94-3, Class M1, 6 1/2s, 2024           2,537,944
 ........................................................................................
                            Prudential Home Mortgage
                            Securities Co. 144A
 ........................................................................................
               6,630,111      Ser. 95-C, Class 2B, 7.84s, 2001                6,567,953
 ........................................................................................
               4,830,287      Ser. 94-28, Class B1, 6.803s, 2001              4,686,889
 ........................................................................................
               9,000,000      Ser. 94-A, Class 1B3, 6.802s, 2024              8,538,750
 ........................................................................................
               3,200,000      Ser. 94-A, Class 3B3, 6.802s, 2024              3,003,500
 ........................................................................................
               4,955,297      Ser. 93-31, Class B1, 6s, 2000                  4,755,537
 ........................................................................................
              14,102,644    Securitized Asset Sales, Inc. Ser. 93-J,
                            Class 1B1, 6.807s, 2023                          13,401,919
 ........................................................................................
                 471,330    Travelers Mortgage Securities Corp.
                            coll. oblig. Ser. 1, Class Z2, 12s, 2014            536,374
----------------------------------------------------------------------------------------
                            Total Collateralized Mortgage Obligations
                            (cost $51,067,658)                              $56,074,352
----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.7%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $25,000,000    American Express Credit Account
                            Master Trust Ser. 96-1, Class A, 6.8s, 2003     $25,210,750
 ........................................................................................
              10,000,000    Green Tree Financial Corp. Ser. 93-3,
                            Class A5, 5 3/4s, 2018                            9,743,700
 ........................................................................................
                 561,000    Merrill Lynch Mortgage Investors, Inc.
                            Ser. 94-G, Class A1, 6.3s, 2014                     559,946
 ........................................................................................
               8,038,429    Railcar Leasing L.L.C. Ser. 1, Class A1,
                            6 3/4s, 2006                                      7,988,189
----------------------------------------------------------------------------------------
                            Total Asset-Backed Securities
                            (cost $42,521,716)                              $43,502,585
----------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (0.5%) * (cost $3,520,000)
----------------------------------------------------------------------------------------
Principal Amount                                            Rating **             Value
 ........................................................................................
              $3,520,000    NJ Econ Dev Auth MBIA
                            7.425 02/15/2029                      Aaa        $3,520,000
----------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (0.1%) *
----------------------------------------------------------------------------------------
               Number of                              Expiration Date/
               Contracts                                 Strike Price             Value
 ........................................................................................
DEM           19,250,000    German Government Bond           July 97/
                            futures contracts (put)             96.75            $1,104
 ........................................................................................
USD           15,124,000    U.S. dollars in exchange         Aug. 97/
                            for Japanese Yen (call)            112.10           353,145
 ........................................................................................
USD           18,700,000    Call Option on
                            US Treasury Bond                 July 97/
                            6 5/8s, 2007                      $96.875           127,102
----------------------------------------------------------------------------------------
                            Total Purchased Options Outstanding
                            (cost $522,261)                                    $481,351
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $851,836,778) ***                        $862,337,287
----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30,1997 (Unaudited)
(aggregate face value $106,324,422)
----------------------------------------------------------------------------------------
                           Market          Aggregate        Delivery         Unrealized
                            Value         Face Value            Date       Depreciation
 ........................................................................................
Australian Dollars     $3,482,695         $3,608,857         9/17/97          $(126,162)
 ........................................................................................
Canadian Dollars        7,991,337          8,007,309         9/17/97            (15,972)
 ........................................................................................
Deutschemarks          52,475,473         53,111,069         9/17/97           (635,596)
 ........................................................................................
Italian Lira           21,134,218         21,175,495         9/17/97            (41,277)
 ........................................................................................
Japanese Yen           20,119,548         20,421,692         9/17/97           (302,144)
----------------------------------------------------------------------------------------
                                                                            $(1,121,151)
----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30,1997 (Unaudited)
(aggregate face value $116,085,768)
----------------------------------------------------------------------------------------
                                                                             Unrealized
                           Market          Aggregate        Delivery      Appreciation/
                            Value         Face Value            Date      (Depreciation)
 ........................................................................................
Australian Dollars    $25,180,610        $25,120,741         9/17/97           $(59,869)
 ........................................................................................
British Pounds         27,342,478         26,802,353         9/17/97           (540,125)
 ........................................................................................
Danish Krone            4,058,917          4,174,933         9/17/97            116,016
 ........................................................................................
Deutschemarks          18,046,526         18,234,519         9/17/97            187,993
 ........................................................................................
Italian Lira           20,816,815         21,159,679         9/17/97            342,864
 ........................................................................................
Japanese Yen           19,933,512         20,593,543         9/17/97            660,031
----------------------------------------------------------------------------------------
                                                                               $706,910
----------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30,1997 (Unaudited)
----------------------------------------------------------------------------------------
                                                                             Unrealized
                            Total          Aggregate      Expiration      Appreciation/
                            Value         Face Value            Date      (Depreciation)
 ........................................................................................
US Treasury Bonds
(Long)                $36,353,875        $36,295,890          Sep-97            $57,985
 ........................................................................................
U.S. Treasury Bonds
(Long)                 10,884,125         10,779,085          Sep-97            105,040
 ........................................................................................
US Treasury Notes
(Short)                80,688,656         80,325,234          Sep-97           (363,422)
----------------------------------------------------------------------------------------
                                                                              $(200,397)
----------------------------------------------------------------------------------------
TBA Sales Commitments Outstanding at June 30,1997
(Unaudited)
(proceeds receivable $113,224,168)
----------------------------------------------------------------------------------------
                        Principal           Delivery          Coupon             Market
Agency                     Amount              Month            Rate              Value
 ........................................................................................
GNMA                  $22,176,000               July            7.5%        $22,238,315
 ........................................................................................
GNMA                   71,877,000               July            7.0%         70,551,588
 ........................................................................................
GNMA                   20,931,000               July            6.0%         20,178,740
----------------------------------------------------------------------------------------
                                                                           $112,968,643
----------------------------------------------------------------------------------------
Written Options Outstanding at June 30,1997 (Unaudited)
(premium received $116,077)
----------------------------------------------------------------------------------------
                                                   Expiration
Contract                                                Date/                    Market
Amount                                           Strike Price                     Value
 ........................................................................................
$7,562,000          U.S. Dollars in exchange        Aug. 97 /
                    for Japanese yen (put)          JPY 109.1                   $32,895
----------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1997:
(as percentage of Market Value)
----------------------------------------------------------------------------------------
Canada                                                                              2.2%
 ........................................................................................
Chile                                                                               1.2
 ........................................................................................
Malaysia                                                                            1.5
 ........................................................................................
Netherlands                                                                         1.8
 ........................................................................................
Norway                                                                              1.3
 ........................................................................................
United Kingdom                                                                      4.9
 ........................................................................................
United States                                                                      84.4
 ........................................................................................
Other                                                                               2.7
----------------------------------------------------------------------------------------
Total                                                                             100.0%
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS






Putnam VT Utilities Growth and Income Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)


COMMON STOCKS (82.9%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
Banks (0.4%)
 ........................................................................................
                  25,900    Bankers Trust New York Corp.                     $2,253,300
 ........................................................................................
                   9,800    FirstMerit Corp.                                    470,400
----------------------------------------------------------------------------------------
                                                                              2,723,700
----------------------------------------------------------------------------------------
Building and Construction (0.5%)
 ........................................................................................
                 232,200    Willbros Group, Inc. (NON)                        3,686,175
----------------------------------------------------------------------------------------
Chemicals (0.8%)
 ........................................................................................
                  17,800    Crompton & Knowles Corp.                            396,050
 ........................................................................................
                  13,050    Hanna (M.A.) Co.                                    376,003
 ........................................................................................
                  50,200    Rohm & Haas Co.                                   4,521,138
----------------------------------------------------------------------------------------
                                                                              5,293,191
----------------------------------------------------------------------------------------
Computer Services (0.4%)
 ........................................................................................
                 100,725    NCR Corp. (NON)                                   2,996,569
----------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ........................................................................................
                  25,000    Ogden Corp. (NON)                                   543,750
----------------------------------------------------------------------------------------
Electric Utilities (26.4%)
 ........................................................................................
                 100,000    Allegheny Power System, Inc.                      2,668,750
 ........................................................................................
                 119,500    Carolina Power & Light Co.                        4,287,063
 ........................................................................................
                 345,200    Central & South West Corp.                        7,335,500
 ........................................................................................
                  12,750    Chilectra S.A. 144A ADR (Chile)                     379,313
 ........................................................................................
                  42,900    CILCORP, Inc.                                     1,766,944
 ........................................................................................
                 162,800    Cinergy Corp.                                     5,667,475
 ........................................................................................
                  93,900    CMS Energy Corp. Class G                          1,866,263
 ........................................................................................
                 150,700    Consolidated Edison Co. of
                            New York, Inc.                                    4,436,231
 ........................................................................................
                 147,800    Delmarva Power & Light Co.                        2,817,438
 ........................................................................................
                  54,200    DPL, Inc.                                         1,334,675
 ........................................................................................
                 613,202    Duke Power Co.                                   29,395,351
 ........................................................................................
                  50,000    Edison International                              1,243,750
 ........................................................................................
                  25,400    Empresa Nacional de Electricidad ADR
                            (Spain)                                           2,160,588
 ........................................................................................
                  52,800    Enova Corp.                                       1,270,500
 ........................................................................................
                 136,200    Florida Progress Corp.                            4,264,763
 ........................................................................................
                 124,900    FPL Group, Inc.                                   5,753,206
 ........................................................................................
                 126,700    GPU, Inc.                                         4,545,363
 ........................................................................................
                  50,000    Hawaiian Electric Industries, Inc.                1,931,250
 ........................................................................................
                 204,000    Hong Kong Electric Holdings Ltd.
                            (Hong Kong)                                         821,636
 ........................................................................................
                 109,300    Houston Industries, Inc.                          2,343,119
 ........................................................................................
                  51,700    MidAmerican Energy Holdings Co.                     895,056
 ........................................................................................
                 103,500    National Grid Group PLC
                            (United Kingdom) (NON)                              378,123
 ........................................................................................
                 131,900    New England Electric Systems Inc.                 4,880,300
 ........................................................................................
                 101,500    New York State Electric & Gas Corp.               2,118,813
 ........................................................................................
                 154,400    NIPSCO Industries, Inc.                           6,378,650
 ........................................................................................
                 573,500    Northeast Utilities Co.                           5,484,094
 ........................................................................................
                 103,200    OGE Energy Corp.                                  4,695,600
 ........................................................................................
                  19,600    Ohio Edison Co.                                     427,525
 ........................................................................................
                  50,000    PacifiCorp                                        1,100,000
 ........................................................................................
                  78,400    Pinnacle West Capital Corp.                       2,356,900
 ........................................................................................
                  60,000    Portland General Corp.                            2,381,250
 ........................................................................................
                 218,000    Potomac Electric Power Co.                        5,041,250
 ........................................................................................
                  16,000    PowerGen PLC ADR (United Kingdom)                   776,000
 ........................................................................................
                 247,900    Public Service Co. of Colorado                   10,287,850
 ........................................................................................
                 140,080    Puget Sound Energy, Inc.                          3,712,120
 ........................................................................................
                 195,500    Scana Corp.                                       4,850,844
 ........................................................................................
                 289,698    Scottish Power PLC (United Kingdom)               1,885,298
 ........................................................................................
                 287,800    Sierra Pacific Resources                          9,209,600
 ........................................................................................
                  50,000    Teco Energy, Inc.                                 1,278,125
 ........................................................................................
                 105,000    Texas Utilities Co.                               3,615,938
 ........................................................................................
                 270,700    TNP Enterprises, Inc.                             6,276,856
 ........................................................................................
                  80,000    Tuscon Electric Power Co. (NON)                   1,160,000
 ........................................................................................
                  50,000    Union Electric Co.                                1,884,375
 ........................................................................................
                 100,200    United Illuminating Co.                           3,093,675
 ........................................................................................
                  81,500    Utilicorp United, Inc.                            2,373,688
 ........................................................................................
                  10,000    Viag AG (Germany)                                 4,548,322
 ........................................................................................
                  76,000    Washington Water Power Co.                        1,491,500
 ........................................................................................
                 210,100    Wisconsin Energy Corp.                            5,226,238
----------------------------------------------------------------------------------------
                                                                            184,097,168
----------------------------------------------------------------------------------------
Electrical Equipment (0.6%)
 ........................................................................................
                 146,685    Vishay Intertechnology, Inc.                      4,244,697
----------------------------------------------------------------------------------------
Electronics (0.1%)
 ........................................................................................
                   6,600    Pittway Corp. Class A                               328,350
----------------------------------------------------------------------------------------
Food (-%)
 ........................................................................................
                  15,000    Flowers Industries, Inc.                            252,188
----------------------------------------------------------------------------------------
Food and Beverages (0.1%)
 ........................................................................................
                  30,000    Whitman Corp.                                       720,000
----------------------------------------------------------------------------------------
Gas Pipelines (2.9%)
 ........................................................................................
                 138,200    Coastal Corp.                                     7,350,513
 ........................................................................................
                 141,500    El Paso Natural Gas Co.                           7,782,500
 ........................................................................................
                  75,000    Enron Corp.                                       3,060,938
 ........................................................................................
                 155,200    Transportadora de Gas del S.A. ADR
                            (Argentina)                                       1,940,000
----------------------------------------------------------------------------------------
                                                                             20,133,951
----------------------------------------------------------------------------------------
Gas Utilities (20.2%)
 ........................................................................................
                 211,700    AGL Resources, Inc.                               4,366,313
 ........................................................................................
                 106,600    Atmos Energy Corp.                                2,558,400
 ........................................................................................
                 124,200    Bay State Gas Co.                                 3,306,825
 ........................................................................................
                 152,000    Brooklyn Union Gas Co.                            4,351,000
 ........................................................................................
                 116,100    Cascade Natural Gas Corp.                         1,901,138
 ........................................................................................
                 127,800    Columbia Gas System, Inc. (NON)                   8,338,950
 ........................................................................................
                  82,600    Connecticut Energy Corp.                          2,003,050
 ........................................................................................
                  76,100    Consolidated Natural Gas Co.                      4,095,131
 ........................................................................................
                 220,000    Eastern Enterprises                               7,631,250
 ........................................................................................
                 162,500    Energen Corp.                                     5,474,219
 ........................................................................................
                  18,200    Equitable Resources, Inc.                           516,425
 ........................................................................................
                  37,900    Indiana Energy, Inc.                                926,181
 ........................................................................................
                 184,600    K N Energy, Inc.                                  7,776,275
 ........................................................................................
                  73,000    Laclede Gas Co.                                   1,587,750
 ........................................................................................
                 180,000    MCN Corp.                                         5,512,500
 ........................................................................................
                 184,800    National Fuel Gas Co.                             7,750,050
 ........................................................................................
                  37,800    New Jersey Resources Corp.                        1,185,975
 ........................................................................................
                 168,400    NICOR Inc.                                        6,041,350
 ........................................................................................
                  20,700    North Carolina Natural Gas Corp.                    690,863
 ........................................................................................
                 249,200    Northwest Natural Gas Co.                         6,525,925
 ........................................................................................
                 127,000    NUI Corp.                                         2,849,563
 ........................................................................................
                 173,000    ONEOK, Inc.                                       5,568,438
 ........................................................................................
                 358,300    Pacific Enterprises                              12,047,838
 ........................................................................................
                 120,000    Peoples Energy Corp.                              4,492,500
 ........................................................................................
                 102,800    Piedmont Natural Gas Co., Inc.                    2,640,675
 ........................................................................................
                  35,000    Providence Energy Corp.                             612,500
 ........................................................................................
                 108,700    Public Service Co. of North Carolina, Inc.        2,085,681
 ........................................................................................
                 173,800    Questar Corp.                                     7,017,175
 ........................................................................................
                  41,200    South Jersey Industries, Inc.                       916,700
 ........................................................................................
                 108,700    Southwest Gas Corp.                               2,160,413
 ........................................................................................
                  80,000    UGI Corp.                                         1,770,000
 ........................................................................................
                 142,500    United Cities Gas Co.                             3,348,750
 ........................................................................................
                 103,500    Washington Gas Light Co.                          2,600,438
 ........................................................................................
                 260,000    Westcoast Energy, Inc.                            4,728,750
 ........................................................................................
                  79,500    WICOR, Inc.                                       3,095,531
 ........................................................................................
                 105,500    Yankee Energy System, Inc.                        2,584,750
----------------------------------------------------------------------------------------
                                                                            141,059,272
----------------------------------------------------------------------------------------
Household Products (-%)
 ........................................................................................
                  14,300    First Brands Corp.                                  328,006
----------------------------------------------------------------------------------------
Oil and Gas (1.8%)
 ........................................................................................
                  15,000    Mitchell Energy & Development Corp.
                            Class B                                             320,625
 ........................................................................................
                 335,000    NGC Corp.                                         5,171,563
 ........................................................................................
                 173,400    Tejas Gas Corp. (NON)                             6,805,950
----------------------------------------------------------------------------------------
                                                                             12,298,138
----------------------------------------------------------------------------------------
Paper and Forest Products (0.1%)
 ........................................................................................
                  25,000    Unisource Worldwide, Inc. (NON)                     400,000
----------------------------------------------------------------------------------------
Pharmaceuticals (1.1%)
 ........................................................................................
                   9,373    Block Drug, Inc. Class A                            410,069
 ........................................................................................
                 215,500    Pharmacia & Upjohn, Inc.                          7,488,625
----------------------------------------------------------------------------------------
                                                                              7,898,694
----------------------------------------------------------------------------------------
Photography (0.1%)
 ........................................................................................
                  14,500    Polaroid Corp.                                      804,750
----------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (2.7%)
 ........................................................................................
                  72,300    Avalon Properties, Inc.                           2,069,588
 ........................................................................................
                 222,619    Beacon Properties Corp.                           7,429,909
 ........................................................................................
                  89,500    Equity Residential Properties Trust (R)           4,251,250
 ........................................................................................
                  42,100    LTC Properties, Inc. (R)                            763,063
 ........................................................................................
                  37,400    Macerich Co.                                      1,037,850
 ........................................................................................
                 136,700    Nationwide Health Properties, Inc.                3,007,400
----------------------------------------------------------------------------------------
                                                                             18,559,060
----------------------------------------------------------------------------------------
Retail (1.6%)
 ........................................................................................
                  20,200    Family Dollar Stores, Inc.                          550,450
 ........................................................................................
                 891,600    K mart Corp. (NON)                               10,922,100
----------------------------------------------------------------------------------------
                                                                             11,472,550
----------------------------------------------------------------------------------------
Telephone Utilities (22.4%)
 ........................................................................................
                 607,800    American Telephone & Telegraph Co.               21,310,988
 ........................................................................................
                 175,700    Ameritech Corp.                                  11,936,619
 ........................................................................................
                  50,000    Bell Atlantic Corp.                               3,793,750
 ........................................................................................
                 304,100    BellSouth Corp.                                  14,102,638
 ........................................................................................
                  51,700    Cable & Wireless PLC ADR
                            (United Kingdom)                                  1,444,369
 ........................................................................................
                 222,700    Deutsche Telekom AG ADR
                            (Germany) (NON)                                   5,372,638
 ........................................................................................
                 109,900    GTE Corp.                                         4,821,863
 ........................................................................................
                 374,700    MCI Communications Corp.                         14,343,984
 ........................................................................................
                 223,800    NYNEX Corp.                                      12,896,475
 ........................................................................................
                  20,300    Portugal Telecom S.A. ADR                           814,538
 ........................................................................................
                  31,000    Royal PTT Nederland N.V. ADR
                           (Netherlands)                                      1,228,375
 ........................................................................................
                 560,000    SBC Communications, Inc.                         34,650,000
 ........................................................................................
                 339,100    Sprint Corp.                                     17,845,138
 ........................................................................................
                  25,000    Telecom Argentina S.A. ADR
                            (Argentina) (NON)                                 1,312,500
 ........................................................................................
                 507,300    Telecom Italia S.P.A. (Italy)                     1,521,149
 ........................................................................................
                  10,300    Telefonica de Argentina S.A. ADR
                            (Argentina)                                         356,638
 ........................................................................................
                 130,500    Telefonica del Peru S.A. ADR (Peru)               3,417,469
 ........................................................................................
                 155,200    US West, Inc.                                     5,849,100
----------------------------------------------------------------------------------------
                                                                            157,018,231
----------------------------------------------------------------------------------------
Textiles (0.1%)
 ........................................................................................
                   6,800    Springs Industries, Inc. Class A                    358,700
----------------------------------------------------------------------------------------
Tobacco (0.2%)
 ........................................................................................
                  32,000    Dimon Inc.                                          848,000
 ........................................................................................
                  12,400    Universal Corp.                                     393,700
----------------------------------------------------------------------------------------
                                                                              1,241,700
----------------------------------------------------------------------------------------
Water Utilities (0.3%)
 ........................................................................................
                  52,800    American Water Works, Inc.                        1,128,600
 ........................................................................................
                 150,000    Yorkshire Water PLC (United Kingdom)                978,978
----------------------------------------------------------------------------------------
                                                                              2,107,578
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $490,025,443)                            $578,566,418
----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (11.8%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
Electric Utilities (9.4%)
 ........................................................................................
              $1,000,000    Allegheny Generating Co. deb. 6 7/8s,
                    2023                                                       $906,510
 ........................................................................................
                 738,000    Arkansas Electric Corp. bonds 7.33s,
                    2008                                                        746,162
 ........................................................................................
               1,000,000    Australian Gas & Light Co. 144A sr. notes
                            6 3/8s, 2003 (Australia)                            963,940
 ........................................................................................
               1,500,000    Chilgener S.A. notes 6 1/2s, 2006 (Chile)         1,421,400
 ........................................................................................
               1,000,000    Chugach Electric Co. 1st mtge. Ser. A,
                            9.14s, 2022                                       1,119,180
 ........................................................................................
               1,489,000    Citizens Utilities Co. bonds 7.68s, 2034          1,594,600
 ........................................................................................
               1,000,000    Cleveland Electric Illuminating Co.
                            med. term notes 8.33s, 1998                       1,021,450
 ........................................................................................
               1,000,000    Commonwealth Edison Co. 1st mtge.
                            Ser. 83, 8s, 2008                                 1,044,500
 ........................................................................................
               1,005,000    Connecticut Light & Power Co. 1st mtge.
                            Ser. A, 5 1/2s, 1999                                981,111
 ........................................................................................
               1,000,000    Connecticut Light & Power Co. 1st mtge.
                            Ser. D, 7 7/8s, 2024                              1,010,320
 ........................................................................................
               2,500,000    Consumers Energy Co. mtge. 8 3/4s,
                            1998                                              2,540,275
 ........................................................................................
               1,500,000    Duquesne Light Co. deb. 8.7s, 2016                1,630,155
 ........................................................................................
               1,000,000    Edison Mission Energy 144A company
                            guaranty 7.33s, 2008                                997,530
 ........................................................................................
               2,000,000    Empresa Nacional de Electricidad bonds
                            7 7/8s, 2027 (Chile)                              1,998,620
 ........................................................................................
               1,000,000    Georgia Power Co. 1st mtge. 7s, 2000                994,590
 ........................................................................................
               2,000,000    Hydro Quebec (Government of)
                            guaranty 8.4s, 2022 (Canada)                      2,163,960
 ........................................................................................
               1,000,000    Iberdrola S.A. notes 7 1/2s, 2002
                            (Spain) (NON)                                     1,028,680
 ........................................................................................
               1,469,098    Indiana-Michigan Power Co. deb. 9.82s,
                    2022                                                      1,749,050
 ........................................................................................
               2,898,109    Indiana-Michigan Power Co. deb. Ser. E,
                            9.81s, 2022                                       3,496,511
 ........................................................................................
               2,000,000    Israel Electric Corp., Ltd. 144A sr. notes
                            7 1/4s, 2006 (Israel)                             1,983,940
 ........................................................................................
               2,000,000    Kansas City Power & Light Co. med. term
                            notes 5 3/4s, 1998                                1,995,140
 ........................................................................................
               1,000,000    Kansas Gas & Electric deb. 8.29s, 2016              986,640
 ........................................................................................
               1,000,000    Kentucky Utilities Co. 1st mtge. Ser. R,
                            7.55s, 2025                                         880,938
 ........................................................................................
               1,500,000    Midwest Power Systems mtge. 6 3/4s,
                            2000                                              1,506,315
 ........................................................................................
               1,500,000    Ohio Edison Co. 1st mtge. 8 1/4s, 2002            1,563,660
 ........................................................................................
               1,158,000    Otter Tail Power Co. 1st mtge. 7 1/4s,
                            2002                                              1,173,506
 ........................................................................................
               2,000,000    Pacific Gas & Electric Co. sr. notes 7.1s,
                            2005                                              2,002,380
 ........................................................................................
               1,000,000    Philadelphia Electric Co. 1st ref. mtge.
                            8 5/8s, 2022                                      1,019,890
 ........................................................................................
               2,000,000    Potomac Electric Power Co. 1st mtge.
                            8 1/2s, 2027                                      2,065,840
 ........................................................................................
               2,000,000    Public Service Co. of Colorado coll. trust
                            6 3/8s, 2005                                      1,922,040
 ........................................................................................
               2,000,000    Public Service Electric & Gas mtge. notes
                            9 1/4s, 2021                                      2,301,220
 ........................................................................................
               2,500,000    San Diego Gas & Electric Co. 1st mtge.
                            Ser. JJ, 9 5/8s, 2020                             2,729,250
 ........................................................................................
               1,500,000    Sierra Pacific Power Co. med. term notes
                            Ser. C, 6.82s, 2006                               1,469,250
 ........................................................................................
               3,000,000    South Carolina Electric & Gas Co.
                            1st mtge. 7 5/8s, 2025                            3,132,780
 ........................................................................................
               1,500,000    Southern Investments Service Co.
                            sr. notes 6.8s, 2006 (United Kingdom)             1,458,720
 ........................................................................................
               1,000,000    Southwestern Public Service Co.
                            1st mtge. 8.2s, 2022                              1,031,220
 ........................................................................................
               3,000,000    System Energy Resources, Inc. deb. 7.38s,
                    2000                                                      2,978,520
 ........................................................................................
               1,000,000    Texas Utilities Co. secd. lease fac. bonds
                            7.46s, 2015                                       1,004,180
 ........................................................................................
               1,600,000    Texas Utilities Electric Capital Trust V
                            company guaranty 8.175s, 2037                     1,610,176
 ........................................................................................
               2,000,000    Utilicorp United, Inc. sr. notes 8.2s, 2007       2,106,760
 ........................................................................................
               1,000,000    West Penn. Power Co. 1st mtge. 7 7/8s, 2022         999,410
----------------------------------------------------------------------------------------
                                                                             65,330,319
----------------------------------------------------------------------------------------
Gas Utilities (1.1%)
 ........................................................................................
               1,500,000    Columbia Gas System, Inc. notes Ser. E,
                            7.32s, 2010                                       1,488,675
 ........................................................................................
               2,000,000    ONEOK Inc. deb. 9.7s, 2019                        2,195,260
 ........................................................................................
                 825,000    Salton Sea Funding Corp.
                            company guaranty Ser. E, 8.3s, 2001                 854,073
 ........................................................................................
               2,000,000    Southern Union Gas sr. notes 7.6s, 2024           1,955,200
 ........................................................................................
               1,500,000    Southwest Gas Corp. deb. 7 1/2s, 2006             1,527,840
----------------------------------------------------------------------------------------
                                                                              8,021,048
----------------------------------------------------------------------------------------
Oil and Gas (0.5%)
 ........................................................................................
               1,500,000    Petroliam Nasional Berhad 144A notes
                            6 7/8s, 2003 (Malaysia)                           1,494,810
 ........................................................................................
               2,000,000    Transcontinental Gas Pipeline Corp.
                            deb. 7 1/4s, 2026                                 1,917,500
----------------------------------------------------------------------------------------
                                                                              3,412,310
----------------------------------------------------------------------------------------
Telephone Utilities (0.6%)
 ........................................................................................
               2,000,000    Bell South Telecommunication deb. 6 3/4s,
                            2033                                              1,799,880
 ........................................................................................
               1,500,000    GTE Northwest, Inc. deb. 7 7/8s, 2026             1,472,295
 ........................................................................................
               1,000,000    Pacific Bell Co. deb. 7 3/4s, 2032                  983,370
----------------------------------------------------------------------------------------
                                                                              4,255,545
----------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ........................................................................................
               1,500,000    Pennsylvania American Water Co. 144A
                            mtge. 7.8s, 2026                                  1,539,375
----------------------------------------------------------------------------------------
                            Total Corporate Bonds and Notes
                            (cost $82,883,934)                              $82,558,597
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.5%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
U.S. Treasury Obligations (2.5%)
 ........................................................................................
                            U.S. Treasury Notes
 ........................................................................................
              $6,215,000    7 1/2s, February 15, 2005                        $6,576,216
 ........................................................................................
               8,485,000    7 1/4s, August 15, 2004                           8,845,614
 ........................................................................................
               1,735,000    6 1/4s, October 31, 2001                          1,726,863
----------------------------------------------------------------------------------------
                            Total U.S. Government
                            and Agency Obligations
                            (cost $17,514,504)                              $17,148,693
----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%) * (cost $2,750,000)
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
                 110,000    Bankers Trust New York Corp. Ser. Q,
                            $0.00, adjustable rate preferred                 $2,626,250
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.9%) * (cost $13,030,153)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $13,028,000    Interest in $200,289,000 joint
                            repurchase agreement dated
                            June 30, 1997 with Morgan (J.P.)
                            & Co., Inc.due July 31, 1997 with
                            respect to various U.S. Treasury
                            obligations - maturity value of
                            $13,030,153 for an effective yield
                            of 5.95%                                        $13,030,153
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $606,204,034) ***                        $693,930,111
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT Vista Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)


COMMON STOCKS (94.5%) *
----------------------------------------------------------------------------------------
Number of Shares                                                                  Value
 ........................................................................................
Advertising (1.6%)
 ........................................................................................
                  23,200    Omnicom Group, Inc.                              $1,429,700
----------------------------------------------------------------------------------------
Apparel (1.7%)
 ........................................................................................
                  20,400    Jones Apparel Group, Inc. (NON)                     974,100
 ........................................................................................
                  14,700    Tommy Hilfiger Corp. (NON)                          590,756
----------------------------------------------------------------------------------------
                                                                              1,564,856
----------------------------------------------------------------------------------------
Appliances (0.9%)
 ........................................................................................
                  19,700    Leggett & Platt, Inc.                               847,100
----------------------------------------------------------------------------------------
Banks (3.0%)
 ........................................................................................
                   2,300    BankBoston Corp.                                    165,744
 ........................................................................................
                  10,900    Barnett Banks, Inc.                                 572,250
 ........................................................................................
                  18,900    First of America Bank Corp.                         864,675
 ........................................................................................
                  24,100    Northern Trust Corp.                              1,165,838
----------------------------------------------------------------------------------------
                                                                              2,768,507
----------------------------------------------------------------------------------------
Broadcasting (2.6%)
 ........................................................................................
                   2,600    American Radio Systems Corp. (NON)                  103,675
 ........................................................................................
                  22,200    Clear Channel Communications, Inc. (NON)          1,365,300
 ........................................................................................
                  23,500    Jacor Communications, Inc. (NON)                    898,875
----------------------------------------------------------------------------------------
                                                                              2,367,850
----------------------------------------------------------------------------------------
Building Products (0.8%)
 ........................................................................................
                  23,300    Sherwin Williams Co.                                719,388
----------------------------------------------------------------------------------------
Business Services (7.7%)
 ........................................................................................
                  34,500    Accustaff, Inc. (NON)                               817,219
 ........................................................................................
                  46,700    Equifax, Inc.                                     1,736,656
 ........................................................................................
                   5,100    Fiserv, Inc. (NON)                                  227,588
 ........................................................................................
                  21,200    Gartner Group Inc. Class A (NON)                    761,875
 ........................................................................................
                  31,100    Norrell Corp. (NON)                               1,026,300
 ........................................................................................
                  28,400    Paychex, Inc.                                     1,079,200
 ........................................................................................
                  14,700    Robert Half International, Inc. (NON)               691,819
 ........................................................................................
                  16,800    Sterling Commerce, Inc. (NON)                       552,300
 ........................................................................................
                  12,800    TeleSpectrum Worldwide Inc. (NON)                    90,000
----------------------------------------------------------------------------------------
                                                                              6,982,957
----------------------------------------------------------------------------------------
Chemicals (1.0%)
 ........................................................................................
                  16,500    Praxair, Inc.                                       924,000
----------------------------------------------------------------------------------------
Computer Software (6.9%)
 ........................................................................................
                  14,800    BMC Software, Inc. (NON)                            819,550
 ........................................................................................
                   6,500    Dell Computer Corp. (NON)                           763,344
 ........................................................................................
                  15,500    Electronics for Imaging, Inc. (NON)                 732,375
 ........................................................................................
                  19,400    Gateway 2000, Inc. (NON)                            629,288
 ........................................................................................
                  15,800    McAfee Associates, Inc. (NON)                       997,375
 ........................................................................................
                  25,300    Parametric Technology Corp. (NON)                 1,076,831
 ........................................................................................
                  17,900    PeopleSoft, Inc. (NON)                              944,225
 ........................................................................................
                   6,000    Viasoft, Inc. (NON)                                 304,500
----------------------------------------------------------------------------------------
                                                                              6,267,488
----------------------------------------------------------------------------------------
Computers (0.9%)
 ........................................................................................
                  20,200    EMC Corp. (NON)                                     787,800
----------------------------------------------------------------------------------------
Consumer Services (0.6%)
 ........................................................................................
                  11,700    Hillenbrand Industries, Inc.                        555,750
----------------------------------------------------------------------------------------
Cosmetics (0.7%)
 ........................................................................................
                  13,500    Estee Lauder Cos. Class A                           678,375
----------------------------------------------------------------------------------------
Educational Services (1.0%)
 ........................................................................................
                  25,500    Apollo Group, Inc. Class A (NON)                    898,875
----------------------------------------------------------------------------------------
Electric Utilities (1.4%)
 ........................................................................................
                  17,400    AES Corp. (NON)                                   1,231,050
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.6%)
 ........................................................................................
                  24,350    Diebold, Inc.                                       949,650
 ........................................................................................
                   7,600    Honeywell, Inc.                                     576,650
 ........................................................................................
                  26,800    LSI Logic Corp. (NON)                               857,600
 ........................................................................................
                  10,900    SCI Systems, Inc. (NON)                             694,875
 ........................................................................................
                  13,200    Symbol Technologies, Inc.                           443,850
 ........................................................................................
                  17,700    Teradyne, Inc. (NON)                                694,725
----------------------------------------------------------------------------------------
                                                                              4,217,350
----------------------------------------------------------------------------------------
Energy-Related (1.2%)
 ........................................................................................
                  27,900    Calenergy, Inc. (NON)                             1,060,200
----------------------------------------------------------------------------------------
Environmental Control (3.0%)
 ........................................................................................
                  37,600    U.S. Filter Corp. (NON)                           1,024,600
 ........................................................................................
                  18,600    United Waste Systems, Inc. (NON)                    762,600
 ........................................................................................
                  23,600    USA Waste Services, Inc. (NON)                      911,550
----------------------------------------------------------------------------------------
                                                                              2,698,750
----------------------------------------------------------------------------------------
Financial Services (4.3%)
 ........................................................................................
                  18,900    CapMAC Holdings Inc.                                635,513
 ........................................................................................
                  16,700    Finova Group, Inc.                                1,277,550
 ........................................................................................
                  20,800    State Street Corp.                                  962,000
 ........................................................................................
                  21,800    SunAmerica, Inc.                                  1,062,750
----------------------------------------------------------------------------------------
                                                                              3,937,813
----------------------------------------------------------------------------------------
Food and Beverages (1.5%)
 ........................................................................................
                  60,800    Coca-Cola Enterprises, Inc.                       1,398,400
----------------------------------------------------------------------------------------
Gas Pipelines (0.9%)
 ........................................................................................
                  18,500    Williams Cos., Inc.                                 809,375
----------------------------------------------------------------------------------------
Health Care Services (1.5%)
 ........................................................................................
                  23,900    Cardinal Health, Inc.                             1,368,275
----------------------------------------------------------------------------------------
Hospital Management (0.9%)
 ........................................................................................
                  30,200    Health Management Assoc., Inc. (NON)                860,700
----------------------------------------------------------------------------------------
Hospital Management Organizations (1.1%)
 ........................................................................................
                  13,800    Oxford Health Plans Inc. (NON)                      990,150
----------------------------------------------------------------------------------------
Household Products (1.0%)
 ........................................................................................
                   7,000    Clorox Co.                                          924,000
----------------------------------------------------------------------------------------
Insurance and Finance (2.2%)
 ........................................................................................
                  10,350    AON Corp.                                           535,613
 ........................................................................................
                  10,800    Hartford Financial Services Group                   893,700
 ........................................................................................
                   8,300    Reliastar Financial Corp.                           606,938
----------------------------------------------------------------------------------------
                                                                              2,036,251
----------------------------------------------------------------------------------------
Lodging (0.9%)
 ........................................................................................
                  13,000    Marriott International, Inc.                        797,875
----------------------------------------------------------------------------------------
Medical Management Services (0.6%)
 ........................................................................................
                  15,800    Phycor, Inc. (NON)                                  544,113
----------------------------------------------------------------------------------------
Medical Supplies and Devices (4.2%)
 ........................................................................................
                   8,800    Guidant Corp.                                       748,000
 ........................................................................................
                  41,700    Omnicare, Inc.                                    1,308,338
 ........................................................................................
                  31,500    Stryker Corp.                                     1,098,563
 ........................................................................................
                  17,200    U.S. Surgical Corp.                                 640,700
----------------------------------------------------------------------------------------
                                                                              3,795,601
----------------------------------------------------------------------------------------
Networking Equipment (1.5%)
 ........................................................................................
                  15,900    ADC Telecommunications Inc. (NON)                   530,663
 ........................................................................................
                  10,300    Ascend Communications, Inc. (NON)                   405,563
 ........................................................................................
                  15,300    Cascade Communications Corp. (NON)                  422,663
----------------------------------------------------------------------------------------
                                                                              1,358,889
----------------------------------------------------------------------------------------
Nursing Homes (1.6%)
 ........................................................................................
                  21,600    Genesis Health Ventures, Inc. (NON)                 729,000
 ........................................................................................
                  21,400    Health Care & Retirement Corp. (NON)                714,225
----------------------------------------------------------------------------------------
                                                                              1,443,225
----------------------------------------------------------------------------------------
Oil and Gas (4.5%)
 ........................................................................................
                  19,500    Dresser Industries, Inc.                            726,375
 ........................................................................................
                  31,700    Global Marine, Inc. (NON)                           737,025
 ........................................................................................
                  14,100    Halliburton Co.                                   1,117,425
 ........................................................................................
                  26,400    Tosco Corp.                                         790,350
 ........................................................................................
                   9,500    Western Atlas, Inc. (NON)                           695,875
----------------------------------------------------------------------------------------
                                                                              4,067,050
----------------------------------------------------------------------------------------
Patient Care (2.3%)
 ........................................................................................
                  52,900    HEALTHSOUTH Corp. (NON)                           1,319,194
 ........................................................................................
                  27,800    Multicare Companies Inc. (NON)                      761,025
----------------------------------------------------------------------------------------
                                                                              2,080,219
----------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (3.4%)
 ........................................................................................
                  18,800    Biochem Pharmaceutical, Inc. (NON)                  418,300
 ........................................................................................
                  21,200    Dura Pharmaceuticals, Inc. (NON)                    845,350
 ........................................................................................
                  20,600    Elan Corp. PLC ADR (Ireland) (NON)                  932,150
 ........................................................................................
                  13,500    Quintiles Transnational Corp. (NON)                 939,938
----------------------------------------------------------------------------------------
                                                                              3,135,738
----------------------------------------------------------------------------------------
Publishing (2.3%)
 ........................................................................................
                  23,300    Belo (A.H.) Corp.                                   969,863
 ........................................................................................
                   7,600    Central Newspapers, Inc. Class A                    544,350
 ........................................................................................
                  12,700    Harcourt General, Inc.                              604,838
----------------------------------------------------------------------------------------
                                                                              2,119,051
----------------------------------------------------------------------------------------
REITs (0.5%)
 ........................................................................................
                  10,800    Redwood Trust, Inc.                                 504,900
----------------------------------------------------------------------------------------
Railroads (-%)
 ........................................................................................
                   1,100    Wisconsin Central Transportation Corp. (NON)         40,975
----------------------------------------------------------------------------------------
Recreation (1.6%)
 ........................................................................................
                  17,700    Callaway Golf Co.                                   628,350
 ........................................................................................
                  17,400    Harley-Davidson, Inc.                               834,113
----------------------------------------------------------------------------------------
                                                                              1,462,463
----------------------------------------------------------------------------------------
Restaurants (0.5%)
 ........................................................................................
                  15,600    Cracker Barrel Old Country Store, Inc.              413,400
----------------------------------------------------------------------------------------
Retail (8.7%)
 ........................................................................................
                  42,900    Borders Group, Inc. (NON)                         1,034,963
 ........................................................................................
                  32,325    Consolidated Stores Corp. (NON)                   1,123,294
 ........................................................................................
                  27,600    Costco Companies, Inc. (NON)                        907,350
 ........................................................................................
                   3,300    Just For Feet, Inc. (NON)                            57,544
 ........................................................................................
                   9,000    Payless Shoesource, Inc. (NON)                      492,188
 ........................................................................................
                  44,100    Pier 1 Imports, Inc.                              1,168,650
 ........................................................................................
                  26,400    Rite Aid Corp.                                    1,316,700
 ........................................................................................
                  69,100    TJX Cos., Inc. (The)                              1,822,513
----------------------------------------------------------------------------------------
                                                                              7,923,202
----------------------------------------------------------------------------------------
Savings and Loans (2.8%)
 ........................................................................................
                  16,900    Charter One Financial, Inc.                         910,488
 ........................................................................................
                   9,500    Great Western Financial Corp.                       510,625
 ........................................................................................
                  17,100    Greenpoint Financial Corp.                        1,138,219
----------------------------------------------------------------------------------------
                                                                              2,559,332
----------------------------------------------------------------------------------------
Semiconductors (0.9%)
 ........................................................................................
                  17,100    KLA Instruments Corp. (NON)                         833,625
----------------------------------------------------------------------------------------
Supermarkets (0.8%)
 ........................................................................................
                  15,200    American Stores Co.                                 750,500
----------------------------------------------------------------------------------------
Telecommunication Equipment (1.2%)
 ........................................................................................
                  19,000    Tellabs, Inc.                                     1,061,625
----------------------------------------------------------------------------------------
Telephone Services (1.4%)
 ........................................................................................
                  39,700    Cincinnati Bell, Inc.                             1,250,550
----------------------------------------------------------------------------------------
Textiles (0.7%)
 ........................................................................................
                  15,600    Westpoint Stevens, Inc. (NON)                       610,350
----------------------------------------------------------------------------------------
Wireless Communications (1.1%)
 ........................................................................................
                  28,200    Teleport Communications Group, Inc.
                            Class A (NON)                                       962,313
----------------------------------------------------------------------------------------
                            Total Common Stocks
                            (cost $77,182,742)                              $86,039,956
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.9%) * (cost $7,249,188)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $7,248,000    Interest in $293,634,000 joint
                            repurchase agreement dated
                            June 30, 1997, with UBS Securities
                            due July 1, 1997, with respect to various
                            U.S. Treasury obligations - maturity value
                            of $7,249,188 for an effective yield
                            of 5.90%                                         $7,249,188
----------------------------------------------------------------------------------------
                            Total Investments
                            (cost $84,441,930) ***                          $93,289,144
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





Putnam VT Voyager Fund

Portfolio of investments owned
June 30, 1997 (Unaudited)


COMMON STOCKS (96.3%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
Advertising (1.3%)
 ........................................................................................
                 210,802    Lamar Advertising Co. (NON)                      $5,375,451
 ........................................................................................
                 346,946    Omnicom Group, Inc.                              21,380,547
 ........................................................................................
                 423,163    Outdoor Systems, Inc. (NON)                      16,185,985
 ........................................................................................
                 119,617    TMP Worldwide Inc. (NON)                          2,900,712
 ........................................................................................
                 161,928    Universal Outdoor Holdings, Inc. (NON)            5,647,239
----------------------------------------------------------------------------------------
                                                                             51,489,934
----------------------------------------------------------------------------------------
Aerospace and Defense (0.7%)
 ........................................................................................
                  238,400    Boeing Co.                                      12,650,100
 ........................................................................................
                  54,000    Lockheed Martin Corp.                             5,592,375
 ........................................................................................
                 102,800    Northrop Grumman Corp.                            9,027,125
----------------------------------------------------------------------------------------
                                                                             27,269,600
----------------------------------------------------------------------------------------
Apparel (0.8%)
 ........................................................................................
                 318,523    Gucci Group N.V. (Netherlands) (NON)             20,504,918
 ........................................................................................
                 119,003    Men's Wearhouse, Inc. (The) (NON)                 3,748,595
 ........................................................................................
                 180,093    Wolverine World Wide, Inc.                        5,470,325
----------------------------------------------------------------------------------------
                                                                             29,723,838
----------------------------------------------------------------------------------------
Automotive (0.7%)
 ........................................................................................
                 350,909    Echlin, Inc.                                     12,632,724
 ........................................................................................
                 383,000    Snap-On Inc.                                     15,080,625
----------------------------------------------------------------------------------------
                                                                             27,713,349
----------------------------------------------------------------------------------------
Banks (3.6%)
 ........................................................................................
                 311,700    Banc One Corp.                                   15,097,969
 ........................................................................................
                 524,220    BankAmerica Corp.                                33,844,954
 ........................................................................................
                  18,944    BankBoston Corp.                                  1,365,152
 ........................................................................................
                  40,000    Barnett Banks, Inc.                               2,100,000
 ........................................................................................
                 309,600    Citicorp                                         37,326,150
 ........................................................................................
                  10,000    Fifth Third Bancorp                                 818,860
 ........................................................................................
                 502,114    NationsBank Corp.                                32,386,353
 ........................................................................................
                 261,500    Washington Mutual, Inc.                          15,624,625
----------------------------------------------------------------------------------------
                                                                            138,564,063
----------------------------------------------------------------------------------------
Basic Industrial Products (0.7%)
 ........................................................................................
                 284,300    American Standard Companies, Inc. (NON)          12,722,425
 ........................................................................................
                  63,700    Cooper Industries, Inc.                           3,169,075
 ........................................................................................
                 291,573    General Signal Corp.                             12,719,872
----------------------------------------------------------------------------------------
                                                                             28,611,372
----------------------------------------------------------------------------------------
Broadcasting (2.8%)
 ........................................................................................
                 140,815    Chancellor Broadcasting Corp. Class A (NON)       5,632,600
 ........................................................................................
                 753,206    Clear Channel Communications, Inc. (NON)         46,322,169
 ........................................................................................
                 442,200    Evergreen Media Corp. Class A (NON)              19,733,175
 ........................................................................................
                  20,900    Heftel Broadcasting Corp. Class A (NON)           1,154,725
 ........................................................................................
                 171,123    Jacor Communications, Inc. (NON)                  6,545,455
 ........................................................................................
                 102,396    LIN Television Corp. (NON)                        4,518,224
 ........................................................................................
                  39,027    SFX Broadcasting, Inc. Class A (NON)              1,646,452
 ........................................................................................
                 130,219    Sinclair Broadcast Group, Inc. Class A (NON)      4,020,512
 ........................................................................................
                 115,400    Univision Communications Inc. Class A (NON)       4,515,025
 ........................................................................................
                 417,183    Westwood One, Inc. (NON)                         13,454,152
 ........................................................................................
                  50,900    Young Broadcasting Corp. Class A (NON)            1,654,250
----------------------------------------------------------------------------------------
                                                                            109,196,739
----------------------------------------------------------------------------------------
Building Products (0.3%)
 ........................................................................................
                 269,975    Masco Corp.                                      11,271,456
----------------------------------------------------------------------------------------
Business Services (5.0%)
 ........................................................................................
                  75,855    Abacus Direct Corp. (NON)                         2,465,288
 ........................................................................................
                 157,201    Affiliated Computer Services, Inc.
                            Class A (NON)                                     4,401,628
 ........................................................................................
                 760,822    Airgas, Inc. (NON)                               15,073,786
 ........................................................................................
                  93,400    Cintas Corp.                                      6,421,250
 ........................................................................................
                 340,063    Corestaff, Inc. (NON)                             9,181,701
 ........................................................................................
               1,254,905    Corporate Express, Inc. (NON)                    18,117,691
 ........................................................................................
                 497,433    Gartner Group Inc. Class A, (NON)                17,876,498
 ........................................................................................
                 178,962    Interim Services Inc. (NON)                       7,963,809
 ........................................................................................
                 392,334    Interpublic Group Cos. Inc.                      24,054,978
 ........................................................................................
                 169,800    Metromedia International Group, Inc. (NON)        2,143,725
 ........................................................................................
                 170,403    Paychex, Inc.                                     6,475,314
 ........................................................................................
                  38,850    Payment Svcs., Inc. (NON)                           592,463
 ........................................................................................
                 128,100    Precision Response Corp. (NON)                    2,113,650
 ........................................................................................
               6,855,200    Rentokil Group PLC (United Kingdom)              24,074,667
 ........................................................................................
                  74,748    Reuters Holdings PLC ADR
                            (United Kingdom)                                  4,709,124
 ........................................................................................
                 637,264    Robert Half International, Inc. (NON)            29,991,237
 ........................................................................................
                 210,900    Select Appointments Holdings
                            PLC ADR (United Kingdom) (NON)                    3,268,950
 ........................................................................................
                 440,338    Serco Group PLC (United Kingdom)                  5,159,606
 ........................................................................................
                  18,500    Snyder Communications, Inc. (NON)                   498,344
 ........................................................................................
                 196,952    TeleTech Holdings Inc. (NON)                      5,169,990
 ........................................................................................
                  86,410    The Registry, Inc. (NON)                          3,974,860
----------------------------------------------------------------------------------------
                                                                            193,728,559
----------------------------------------------------------------------------------------
Cable Television (1.1%)
 ........................................................................................
                 259,145    Tele-Comm Liberty Media Group, Inc.
                            Class A (NON)                                     6,154,694
 ........................................................................................
               2,346,700    Tele-Communications, Inc. Class A (NON)          34,907,163
----------------------------------------------------------------------------------------
                                                                             41,061,857
----------------------------------------------------------------------------------------
Chemicals (1.6%)
 ........................................................................................
                 162,000    Air Products & Chemicals, Inc.                   13,162,500
 ........................................................................................
                  67,325    Betz Laboratories, Inc.                           4,443,450
 ........................................................................................
                 139,929    Great Lakes Chemical Corp.                        7,328,781
 ........................................................................................
                 259,114    Praxair, Inc.                                    14,510,384
 ........................................................................................
                 250,500    Raychem Corp.                                    18,630,938
 ........................................................................................
                 140,000    Witco Chemical Corp.                              5,311,250
----------------------------------------------------------------------------------------
                                                                             63,387,303
----------------------------------------------------------------------------------------
Computer Equipment (0.1%)
 ........................................................................................
                  64,000    Western Digital Corp. (NON)                       2,024,000
----------------------------------------------------------------------------------------
Computer Services (3.8%)
 ........................................................................................
                 724,954    America Online, Inc. (NON)                       40,325,566
 ........................................................................................
                  90,200    CBT Group PLC ADR (Ireland) (NON)                 5,693,875
 ........................................................................................
               1,126,747    EMC Corp. (NON)                                  43,943,133
 ........................................................................................
                 336,800    Getronics Electric N.V. (Netherlands)            10,886,673
 ........................................................................................
                 204,573    IDT Corp. (NON)                                   1,636,584
 ........................................................................................
                 378,675    Keane, Inc. (NON)                                19,691,100
 ........................................................................................
                 165,300    NCR Corp. (NON)                                   4,917,675
 ........................................................................................
                 605,547    Sterling Commerce, Inc. (NON)                    19,907,358
 ........................................................................................
                  20,400    Transaction Systems Architects, Inc.
                            Class A (NON)                                       703,800
 ........................................................................................
                  25,107    Whittman-Hart, Inc. (NON)                           706,134
----------------------------------------------------------------------------------------
                                                                            148,411,898
----------------------------------------------------------------------------------------
Computer Software (9.8%)
 ........................................................................................
                  54,783    Arbor Software Corp. (NON)                        1,931,101
 ........................................................................................
                 565,381    Baan Co., N.V. (Netherlands) (NON)               38,940,616
 ........................................................................................
                 589,297    BMC Software, Inc. (NON)                         32,632,321
 ........................................................................................
                 240,892    Cadence Design Systems, Inc. (NON)                8,069,882
 ........................................................................................
                 169,730    Citrix Systems, Inc. (NON)                        7,446,904
 ........................................................................................
               1,080,095    Computer Associates Intl., Inc.                  60,147,790
 ........................................................................................
                 887,963    Compuware Corp. (NON)                            42,400,233
 ........................................................................................
                  78,804    Documentum, Inc. (NON)                            1,960,250
 ........................................................................................
                 602,527    Electronic Arts, Inc. (NON)                      20,259,970
 ........................................................................................
                 459,628    Electronics for Imaging, Inc. (NON)              21,717,423
 ........................................................................................
                 177,897    Geoworks (NON)                                    1,034,026
 ........................................................................................
                 112,434    HNC Software, Inc. (NON)                          4,286,546
 ........................................................................................
                  15,500    Legato Systems, Inc. (NON)                          286,750
 ........................................................................................
                 197,250    McAfee Associates, Inc. (NON)                    12,451,406
 ........................................................................................
                 298,666    Microsoft Corp. (NON)                            37,743,916
 ........................................................................................
                 691,951    Parametric Technology Corp. (NON)                29,451,164
 ........................................................................................
                 279,729    PeopleSoft, Inc. (NON)                           14,755,705
 ........................................................................................
                  72,936    Raptor Systems, Inc. (NON)                          815,972
 ........................................................................................
                 235,907    Security Dynamics Technologies, Inc. (NON)        8,699,071
 ........................................................................................
                 557,000    SEMA Group PLC (United Kingdom) (NON)            11,426,148
 ........................................................................................
                 275,938    Synopsys, Inc. (NON)                             10,140,722
 ........................................................................................
                 197,200    Vantive Corp. (NON)                               5,570,900
 ........................................................................................
                  79,419    Viasoft, Inc. (NON)                               4,030,514
----------------------------------------------------------------------------------------
                                                                            376,199,330
----------------------------------------------------------------------------------------
Consumer Non-Durables (0.2%)
 ........................................................................................
                 114,925    Luxottica Group S.P.A. ADR (Italy)                7,793,352
----------------------------------------------------------------------------------------
Consumer Products (0.5%)
 ........................................................................................
                   6,700    Gillette Co.                                        634,825
 ........................................................................................
                 379,000    Kimberly-Clark Corp.                             18,855,250
----------------------------------------------------------------------------------------
                                                                             19,490,075
----------------------------------------------------------------------------------------
Consumer Services (0.6%)
 ........................................................................................
                 784,850    CUC International, Inc. (NON)                    20,258,941
 ........................................................................................
                 106,300    Sabre Group Holdings, Inc. (NON)                  2,883,388
----------------------------------------------------------------------------------------
                                                                             23,142,329
----------------------------------------------------------------------------------------
Cosmetics (-%)
 ........................................................................................
                  70,547    ThermoLase Corp. (NON)                              992,067
----------------------------------------------------------------------------------------
Educational Services (0.5%)
 ........................................................................................
                 130,677    Apollo Group, Inc. Class A (NON)                  4,606,364
 ........................................................................................
                 210,472    DeVRY, Inc. (NON)                                 5,682,744
 ........................................................................................
                  99,900    Learning Tree International, Inc. (NON)           4,433,063
 ........................................................................................
                 127,413    Sylvan Learning Systems, Inc. (NON)               4,332,042
----------------------------------------------------------------------------------------
                                                                             19,054,213
----------------------------------------------------------------------------------------
Electric Utilities (0.4%)
 ........................................................................................
                 435,436    CalEnergy, Inc. (NON)                            16,546,568
----------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.6%)
 ........................................................................................
                 510,400    ADT Ltd. (NON)                                   16,843,200
 ........................................................................................
                 222,200    General Electric Co.                             14,526,325
 ........................................................................................
                 186,500    Hewlett-Packard Co.                              10,444,000
 ........................................................................................
                  13,700    Jabil Circuit, Inc. (NON)                         1,149,088
 ........................................................................................
                 167,531    Lernout & Hauspie Speech Products
                            N.V. (Belgium) (NON)                              4,586,161
 ........................................................................................
                 317,400    Motorola, Inc.                                   24,122,400
 ........................................................................................
                 107,699    Sipex Corp. (NON)                                 3,904,089
 ........................................................................................
                 191,957    Solectron Corp. (NON)                            13,448,987
 ........................................................................................
                 300,594    Thermo Instrument Systems, Inc. (NON)             9,168,117
 ........................................................................................
               1,725,605    Westinghouse Electric Corp.                      39,904,613
----------------------------------------------------------------------------------------
                                                                            138,096,980
----------------------------------------------------------------------------------------
Energy Related (0.2%)
 ........................................................................................
                  95,500    AES Corp. (NON)                                   6,756,625
----------------------------------------------------------------------------------------
Energy-Related (0.9%)
 ........................................................................................
               1,030,609    Thermo Electron Corp. (NON)                      35,427,184
----------------------------------------------------------------------------------------
Entertainment (0.5%)
 ........................................................................................
                 226,993    Disney (Walt) Productions, Inc.                  18,216,188
----------------------------------------------------------------------------------------
Environmental Control (1.1%)
 ........................................................................................
                 224,800    Browning-Ferris Industries, Inc.                  7,474,600
 ........................................................................................
                 133,300    Memtec Ltd. ADR (Australia)                       3,599,100
 ........................................................................................
                 414,197    Philip Services Corp. (Canada) (NON)              6,575,377
 ........................................................................................
                 290,747    Republic Industries, Inc. (NON)                   7,232,332
 ........................................................................................
                  59,000    United Waste Systems, Inc. (NON)                  2,419,000
 ........................................................................................
                 354,272    USA Waste Services, Inc. (NON)                   13,683,756
----------------------------------------------------------------------------------------
                                                                             40,984,165
----------------------------------------------------------------------------------------
Financial Services (5.7%)
 ........................................................................................
                 851,356    American Express Co.                             63,426,022
 ........................................................................................
                 219,500    Associates First Capital Corp.                   12,182,250
 ........................................................................................
                 122,733    Concord EFS, Inc. (NON)                           3,175,716
 ........................................................................................
               1,257,336    Federal Home Loan Mortgage Corp.                 43,220,925
 ........................................................................................
                 870,037    Federal National Mortgage Association            37,955,364
 ........................................................................................
                  74,891    First USA Paymentech, Inc. (NON)                  2,167,158
 ........................................................................................
                 154,254    FIRSTPLUS Financial Group, Inc. (NON)             5,244,636
 ........................................................................................
                 811,581    MBNA Corp.                                       29,724,154
 ........................................................................................
                 143,124    Southern Pacific Funding Corp. (NON)              2,379,437
 ........................................................................................
                  44,984    Student Loan Marketing Assn.                      5,712,968
 ........................................................................................
                 299,432    TCF Financial Corp.                              14,784,455
----------------------------------------------------------------------------------------
                                                                            219,973,085
----------------------------------------------------------------------------------------
Food and Beverages (1.8%)
 ........................................................................................
                 619,760    Archer Daniels Midland Co.                       14,564,360
 ........................................................................................
                 554,800    PepsiCo, Inc.                                    20,839,675
 ........................................................................................
                 294,842    Sara Lee Corp.                                   12,272,798
 ........................................................................................
                 442,679    Seagram Co., Ltd. (Canada)                       17,817,830
 ........................................................................................
                 209,928    Whitman Corp.                                     5,038,272
----------------------------------------------------------------------------------------
                                                                             70,532,935
----------------------------------------------------------------------------------------
Gas Pipelines (0.8%)
 ........................................................................................
                 327,575    Columbia Gas System, Inc. (NON)                  21,374,269
 ........................................................................................
                 154,375    El Paso Natural Gas Co.                           8,490,625
----------------------------------------------------------------------------------------
                                                                             29,864,894
----------------------------------------------------------------------------------------
Health Care Information Systems (0.5%)
 ........................................................................................
                 280,240    HBO & Co.                                        19,301,530
----------------------------------------------------------------------------------------
Health Care Services (2.1%)
 ........................................................................................
                 161,008    ABR Information Services, Inc. (NON)              4,669,232
 ........................................................................................
                 114,871    CareMatrix Corp. (NON)                            2,835,878
 ........................................................................................
                 600,200    HEALTHSOUTH Corp. (NON)                          14,967,488
 ........................................................................................
                 445,260    MedPartners, Inc. (NON)                           9,628,748
 ........................................................................................
                 200,400    Renal Treatment Centers, Inc. (NON)               5,385,750
 ........................................................................................
                 178,958    Rotech Medical Corp. (NON)                        3,590,345
 ........................................................................................
                 141,800    Total Renal Care Holdings, Inc. (NON)             5,698,588
 ........................................................................................
                 618,614    United Healthcare Corp.                          32,167,928
----------------------------------------------------------------------------------------
                                                                             78,943,957
----------------------------------------------------------------------------------------
Hospital Management (0.5%)
 ........................................................................................
                 616,764    Health Management Assoc., Inc. (NON)             17,577,774
----------------------------------------------------------------------------------------
Household Products (0.8%)
 ........................................................................................
                 348,375    Blyth Industries, Inc. (NON)                     11,757,656
 ........................................................................................
                 511,200    Tupperware Corp.                                 18,658,800
----------------------------------------------------------------------------------------
                                                                             30,416,456
----------------------------------------------------------------------------------------
Insurance (1.8%)
 ........................................................................................
                 170,491    Aetna Inc.                                       17,454,016
 ........................................................................................
                 127,800    AFLAC Inc.                                        6,038,550
 ........................................................................................
                 316,680    American General Corp.                           15,121,470
 ........................................................................................
                  83,959    American International Group, Inc.               12,541,376
 ........................................................................................
                  30,000    AON Corp.                                         1,552,500
 ........................................................................................
                 170,700    Conseco Inc.                                      6,315,900
 ........................................................................................
                 130,000    HCC Insurance Holdings, Inc.                      3,469,375
 ........................................................................................
                 215,996    USF&G Corp.                                       5,183,904
----------------------------------------------------------------------------------------
                                                                             67,677,091
----------------------------------------------------------------------------------------
Lodging (1.6%)
 ........................................................................................
                 203,000    Doubletree Corp. (NON)                            8,348,375
 ........................................................................................
                 514,100    Extended Stay America, Inc. (NON)                 8,097,075
 ........................................................................................
                 454,617    HFS, Inc. (NON)                                  26,367,786
 ........................................................................................
                 364,800    Prime Hospitality Corp. (NON)                     7,204,800
 ........................................................................................
                 227,600    Promus Hotel Corp. (NON)                          8,819,500
 ........................................................................................
                  24,000    Signature Resorts, Inc. (NON)                       829,500
----------------------------------------------------------------------------------------
                                                                             59,667,036
----------------------------------------------------------------------------------------
Medical Management Services (0.8%)
 ........................................................................................
                  25,800    NCS HealthCare, Inc. Class A (NON)                  783,675
 ........................................................................................
                  99,400    OccuSystems, Inc. (NON)                           2,882,600
 ........................................................................................
                 650,120    Phycor, Inc. (NON)                               22,388,508
 ........................................................................................
                  80,135    Sunrise Assisted Living, Inc. (NON)               2,804,725
----------------------------------------------------------------------------------------
                                                                             28,859,508
----------------------------------------------------------------------------------------
Medical Supplies and Devices (3.0%)
 ........................................................................................
                 124,200    Bard (C.R.), Inc.                                 4,510,013
 ........................................................................................
                 208,754    Cytyc Corp. (NON)                                 5,662,452
 ........................................................................................
                  41,200    Henry Schein, Inc. (NON)                          1,287,500
 ........................................................................................
                 462,126    Johnson & Johnson                                29,749,361
 ........................................................................................
                 162,835    Lifecore Biomedical, Inc. (NON)                   2,238,981
 ........................................................................................
                  82,303    Medtronic, Inc.                                   6,666,543
 ........................................................................................
                 104,400    Minimed, Inc. (NON)                               2,779,650
 ........................................................................................
                 199,673    Omnicare, Inc.                                    6,264,740
 ........................................................................................
                 136,263    Physician Sales & Service, Inc. (NON)             2,588,997
 ........................................................................................
                 874,642    Stryker Corp.                                    30,503,140
 ........................................................................................
                  20,900    Sybron International Corp. (NON)                    833,388
 ........................................................................................
                 478,068    Thermo Cardiosystems, Inc. (NON)                 12,429,768
 ........................................................................................
                  84,000    Thermotrex Corp. (NON)                            2,094,750
 ........................................................................................
                   6,570    Trex Medical Corp. (NON)                             82,125
 ........................................................................................
                 215,900    U.S. Surgical Corp.                               8,042,275
----------------------------------------------------------------------------------------
                                                                            115,733,683
----------------------------------------------------------------------------------------
Metals and Mining (0.4%)
 ........................................................................................
                 299,549    Freeport-McMoRan Copper &
                            Gold Co., Inc. Class A                            8,761,808
 ........................................................................................
                 203,850    Miller Industries, Inc./Tennessee (NON)           3,261,600
 ........................................................................................
                  36,600    SGL Carbon AG (Germany)                           5,012,951
----------------------------------------------------------------------------------------
                                                                             17,036,359
----------------------------------------------------------------------------------------
Networking Equipment (0.6%)
 ........................................................................................
                 369,200    Cisco Systems, Inc. (NON)                        24,782,550
----------------------------------------------------------------------------------------
Nursing Homes (0.3%)
 ........................................................................................
                 360,300    Health Care & Retirement Corp. (NON)             12,025,013
----------------------------------------------------------------------------------------
Office Equipment (1.1%)
 ........................................................................................
               1,119,899    Viking Office Products, Inc. (NON)               21,278,081
 ........................................................................................
                 259,800    Xerox Corp.                                      20,491,725
----------------------------------------------------------------------------------------
                                                                             41,769,806
----------------------------------------------------------------------------------------
Oil and Gas (3.4%)
 ........................................................................................
                 217,038    British Petroleum PLC ADR
                            (United Kingdom)                                 16,250,720
 ........................................................................................
                  47,900    ENI SPA ADR (Italy)                               2,724,312
 ........................................................................................
                 163,668    Exxon Corp.                                      10,065,582
 ........................................................................................
                 221,386    Halliburton Co.                                  17,544,841
 ........................................................................................
                 475,026    Mobil Corp.                                      33,192,442
 ........................................................................................
                 124,154    Schlumberger Ltd.                                15,519,250
 ........................................................................................
                 160,360    Sonat, Inc.                                       8,218,450
 ........................................................................................
                 555,824    Total Corp. ADR (France)                         28,138,590
----------------------------------------------------------------------------------------
                                                                            131,654,187
----------------------------------------------------------------------------------------
Paper and Forest Products (0.5%)
 ........................................................................................
                  63,910    Temple Inland, Inc.                               3,451,140
 ........................................................................................
                 327,800    Unisource Worldwide, Inc. (NON)                   5,244,800
 ........................................................................................
                 194,325    Weyerhaeuser Co.                                 10,104,900
----------------------------------------------------------------------------------------
                                                                             18,800,840
----------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (5.5%)
 ........................................................................................
                 235,200    Bristol-Myers Squibb Co.                         19,051,200
 ........................................................................................
                 260,074    Dura Pharmaceuticals, Inc. (NON)                 10,370,451
 ........................................................................................
                 268,122    Elan Corp. PLC ADR (Ireland) (NON)               12,132,521
 ........................................................................................
                 287,969    Gilead Sciences, Inc. (NON)                       7,955,144
 ........................................................................................
                 166,818    Jones Medical Industries, Inc.                    7,923,855
 ........................................................................................
                 183,600    Lilly (Eli) & Co.                                20,069,775
 ........................................................................................
                  32,800    Martek Biosciences Corp. (NON)                      385,400
 ........................................................................................
                  48,100    Medicis Pharmaceutical Corp. Class A (NON)        2,398,988
 ........................................................................................
                 101,473    Merck & Co., Inc.                                10,502,456
 ........................................................................................
                  14,250    Novartis AG ADR (Switzerland)                    22,766,445
 ........................................................................................
                 155,646    Parexel International Corp. (NON)                 4,941,761
 ........................................................................................
                 283,328    Pfizer, Inc.                                     33,857,696
 ........................................................................................
                 103,023    Pharmaceutical Product
                            Development, Inc. (NON)                           2,266,506
 ........................................................................................
                 613,459    Pharmacia & Upjohn, Inc.                         21,317,700
 ........................................................................................
                  87,956    Quintiles Transnational Corp. (NON)               6,123,937
 ........................................................................................
                  23,000    Sepracor, Inc. (NON)                                593,688
 ........................................................................................
                 181,800    Smithkline Beecham PLC ADR
                            (United Kingdom)                                 16,657,425
 ........................................................................................
                 164,158    Vertex Pharmaceuticals, Inc. (NON)                6,279,044
 ........................................................................................
                  37,500    Warner-Lambert Co.                                4,659,375
----------------------------------------------------------------------------------------
                                                                            210,253,367
----------------------------------------------------------------------------------------
Photography (1.2%)
 ........................................................................................
                 250,800    Eastman Kodak Co.                                19,248,900
 ........................................................................................
                 495,100    Polaroid Corp.                                   27,478,050
----------------------------------------------------------------------------------------
                                                                             46,726,950
----------------------------------------------------------------------------------------
Publishing (2.3%)
 ........................................................................................
                 578,805    Deluxe Corp.                                     19,751,721
 ........................................................................................
                  50,000    Gannett Co., Inc.                                 4,937,500
 ........................................................................................
                 210,395    Harcourt General, Inc.                           10,020,062
 ........................................................................................
                 111,400    McGraw-Hill, Inc.                                 6,551,713
 ........................................................................................
                 267,600    Tribune Co.                                      12,861,525
 ........................................................................................
                 265,021    Wolters Kluwer N.V. (Netherlands)                32,293,270
----------------------------------------------------------------------------------------
                                                                             86,415,791
----------------------------------------------------------------------------------------
Railroads (0.2%)
 ........................................................................................
                  64,800    Burlington Northern Santa Fe Corp. (NON)          5,823,900
----------------------------------------------------------------------------------------
Restaurants (0.9%)
 ........................................................................................
                 206,737    Applebee's International, Inc.                    5,530,215
 ........................................................................................
                 154,050    Cracker Barrel Old Country Store, Inc.            4,082,325
 ........................................................................................
                 488,865    J.D. Wetherspoon PLC (United Kingdom)            11,086,212
 ........................................................................................
                 207,700    Landry's Seafood Restaurants, Inc. (NON)          4,777,100
 ........................................................................................
                 214,718    Papa Johns International, Inc. (NON)              7,890,887
 ........................................................................................
                 127,900    PizzaExpress PLC (United Kingdom)                 1,338,995
----------------------------------------------------------------------------------------
                                                                             34,705,734
----------------------------------------------------------------------------------------
Retail (8.7%)
 ........................................................................................
                 369,803    Bed Bath & Beyond, Inc. (NON)                    11,232,766
 ........................................................................................
                 411,616    CompUSA, Inc. (NON)                               8,849,744
 ........................................................................................
               1,455,124    Costco Companies, Inc. (NON)                     47,837,202
 ........................................................................................
                 401,028    CVS Corp.                                        20,552,685
 ........................................................................................
                 385,300    Dayton Hudson Corp.                              20,493,144
 ........................................................................................
               1,388,551    Dixons Group PLC (United Kingdom)                10,792,857
 ........................................................................................
                 130,100    Dollar General Corp.                              4,878,750
 ........................................................................................
                 192,229    Dollar Tree Stores, Inc. (NON)                    9,683,537
 ........................................................................................
                 373,757    Federated Department Stores, Inc. (NON)          12,988,056
 ........................................................................................
                 339,800    General Nutrition Companies, Inc. (NON)           9,514,400
 ........................................................................................
                  88,414    Global DirectMail Corp. (NON)                     2,304,290
 ........................................................................................
                  95,100    Home Depot, Inc. (The)                            6,555,956
 ........................................................................................
                 587,676    Kohls Corp. (NON)                                31,110,098
 ........................................................................................
                 308,784    Lowe's Cos., Inc.                                11,463,606
 ........................................................................................
               1,616,517    Officemax, Inc. (NON)                            23,338,464
 ........................................................................................
                 237,608    Payless Shoesource, Inc. (NON)                   12,994,188
 ........................................................................................
                 254,357    Petco Animal Supplies, Inc. (NON)                 7,630,710
 ........................................................................................
                  48,900    Rexall Sundown, Inc. (NON)                        1,907,100
 ........................................................................................
                 312,037    Rite Aid Corp.                                   15,562,845
 ........................................................................................
               1,130,469    Staples, Inc. (NON)                              26,283,404
 ........................................................................................
                 987,690    Starbucks Corp. (NON)                            38,458,179
----------------------------------------------------------------------------------------
                                                                            334,431,981
----------------------------------------------------------------------------------------
Satellite Services (0.4%)
 ........................................................................................
                 472,485    PanAmSat Corp. (NON)                             13,702,065
----------------------------------------------------------------------------------------
Semiconductors (4.2%)
 ........................................................................................
                  73,703    Altera Corp. (NON)                                3,722,002
 ........................................................................................
                  90,271    Analog Devices, Inc. (NON)                        2,397,823
 ........................................................................................
                 537,760    Applied Materials, Inc. (NON)                    38,080,130
 ........................................................................................
                 247,558    KLA Instruments Corp. (NON)                      12,068,453
 ........................................................................................
                  70,356    Lattice Semiconductor Corp. (NON)                 3,975,114
 ........................................................................................
                 701,376    Linear Technology Corp.                          36,296,208
 ........................................................................................
                 584,219    Maxim Integrated Products Inc. (NON)             33,227,456
 ........................................................................................
                  56,100    Microchip Technology, Inc. (NON)                  1,668,975
 ........................................................................................
                 367,097    National Semiconductor Corp. (NON)               11,242,346
 ........................................................................................
                 125,000    Texas Instruments, Inc.                          10,507,813
 ........................................................................................
                 192,047    Xilinx, Inc. (NON)                                9,422,306
----------------------------------------------------------------------------------------
                                                                            162,608,626
----------------------------------------------------------------------------------------
Specialty Consumer Products (0.9%)
 ........................................................................................
                 230,279    Adidas AG 144A ADS (Germany)                     12,550,206
 ........................................................................................
                 113,643    Central Garden and Pet Co. (NON)                  2,841,075
 ........................................................................................
                 386,762    Fastenal Co.                                     18,951,338
----------------------------------------------------------------------------------------
                                                                             34,342,619
----------------------------------------------------------------------------------------
Supermarkets (0.3%)
 ........................................................................................
                  14,300    Carrefour Supermarche SA (France)                10,387,610
----------------------------------------------------------------------------------------
Telecommunication Equipment (1.3%)
 ........................................................................................
                 124,558    Advanced Fibre Communications (NON)               7,520,189
 ........................................................................................
                  84,407    Brooks Fiber Properties, Inc. (NON)               2,848,736
 ........................................................................................
                  60,380    Natural Microsystems Corp. (NON)                  2,173,680
 ........................................................................................
                 115,500    Newbridge Networks Corp. (Canada)                 5,024,250
 ........................................................................................
                 182,846    Pairgain Technologies, Inc. (NON)                 2,834,113
 ........................................................................................
                 148,800    Qwest Communications
                            International, Inc. (NON)                         4,084,800
 ........................................................................................
                 435,267    Tellabs, Inc.                                    24,320,544
----------------------------------------------------------------------------------------
                                                                             48,806,312
----------------------------------------------------------------------------------------
Telephone Services (2.1%)
 ........................................................................................
                  57,000    Intermedia Communications, Inc. (NON)             1,845,375
 ........................................................................................
                  67,762    IXC Communications, Inc. (NON)                    1,778,753
 ........................................................................................
                 404,971    MCI Communications Corp.                         15,502,796
 ........................................................................................
                 343,200    McLeod, Inc. Class A (NON)                       11,583,000
 ........................................................................................
                 367,090    Sprint Corp.                                     19,318,111
 ........................................................................................
                 260,152    Tel-Save Holdings, Inc. (NON)                     3,967,318
 ........................................................................................
                 775,656    WorldCom, Inc. (NON)                             24,820,992
----------------------------------------------------------------------------------------
                                                                             78,816,345
----------------------------------------------------------------------------------------
Telephone Utilities (0.1%)
 ........................................................................................
                  64,300    SBC Communications, Inc.                          3,978,563
----------------------------------------------------------------------------------------
Textiles (0.3%)
 ........................................................................................
                 203,700    St. John Knits, Inc.                             10,999,800
----------------------------------------------------------------------------------------
Tobacco (0.3%)
 ........................................................................................
                 379,384    UST, Inc.                                        10,527,906
----------------------------------------------------------------------------------------
Trucking (0.2%)
 ........................................................................................
                 280,800    Ryder System, Inc.                                9,266,400
----------------------------------------------------------------------------------------
Wireless Communications (0.9%)
 ........................................................................................
                  25,900    AirTouch Communications, Inc. (NON)                 709,013
 ........................................................................................
                 131,791    Clearnet Communications, Inc.
                            Class A, (Canada) (NON)                           1,597,966
 ........................................................................................
                 103,402    ICG Communications, Inc. (NON)                    1,990,489
 ........................................................................................
               1,544,691    NEXTEL Communications, Inc. Class A (NON)        29,236,828
----------------------------------------------------------------------------------------
                                                                             33,534,296
 ........................................................................................
                            Total Common Stocks
                            (cost $2,735,057,686)                        $3,695,098,013
----------------------------------------------------------------------------------------
UNITS (-%) * (cost $1,590,499)
----------------------------------------------------------------------------------------
Number Of Units                                                                   Value
 ........................................................................................
                  51,222    ThermoLase Corp.                                   $889,982
----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%) *
----------------------------------------------------------------------------------------
Number Of Shares                                                                  Value
 ........................................................................................
                  37,578    Fresenius AG pfd. (Germany)                      $8,535,067
 ........................................................................................
                 220,482    Komag, Inc. (NON)                                 3,610,393
----------------------------------------------------------------------------------------
                            Total Preferred Stocks
                            (cost $14,249,337)                              $12,145,460
----------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) * (cost $2,060,250)
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
              $2,000,000    Signature Resorts, Inc. cv. sub.
                            notes 5 3/4s, 2007                               $1,980,000
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.6%) *
----------------------------------------------------------------------------------------
Principal Amount                                                                  Value
 ........................................................................................
             $25,000,000    Federal Home Loan Mortgage
                            Corp., effective yield of 5 1/2%,
                            July 15, 1997                                   $24,946,528
 ........................................................................................
              25,000,000    Federal Home Loan Mortgage
                            Corp., effective yield of 5.44%,
                            August 4, 1997                                   24,871,555
 ........................................................................................
              25,000,000    Federal National Mortgage
                            Association, effective yield of
                            5.47%, September 8, 1997                         24,737,896
 ........................................................................................
              25,000,000    Ford Motor Credit Corp.,
                            effective yield of 5.58%,
                            August 25, 1997                                  24,786,875
 ........................................................................................
              20,000,000    Sears Roebuck Acceptance Corp.,
                            effective yield of 5.56%, July 8, 1997           19,978,378
 ........................................................................................
              17,411,000    Interest in $200,289,,000 joint
                            repurchase agreement dated
                            June 30, 1997, with Morgan (J.P.)
                            & Co., Inc., due July 1, 1997 with
                            respect to various U.S. Treasury
                            obligations - maturity value of
                            $17,413,878 for an effective yield
                            of 5.95%                                         17,413,878
----------------------------------------------------------------------------------------
                            Total Short-Term Investments
                            (cost $136,202,610)                            $136,735,110
 ........................................................................................
                            Total Investments
                            (cost $2,889,160,382) ***                    $3,846,848,565
----------------------------------------------------------------------------------------
See page 95 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS


PUTNAM VARIABLE TRUST
Notes to the Portfolios
June 30, 1997 (Unaudited)

    * Percentages indicated are based on net assets.
   ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 1997 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 1997.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

    # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Diversified Income Fund,
      Putnam VT Global Asset Allocation Fund, and Putnam VT U.S. Government and High
      Quality Bond Fund at June 30, 1997.

   ## When-issued securities or forward commitments (Note 1).

(CUS) This entity provided subcustodian services to the fund.

(BRA) Brady Bonds are foreign bonds collateralized by the U.S. Government. The rates are floating and are the current rates at June 30, 1997.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under
      Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, ADS or GDR after the name of a foreign holding stands for American Depository
      Receipts, American Depository Shares or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      MBIA represents Municipal Bond Investors Assurance Corporation.

      The rate shown on Floating Rate Notes (FRN) are the current interest rates shown at June 30, 1997, which are subject to change based on the terms of the security.

  *** On June 30, 1997, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:

                                                                                                           Federal Tax
                                                        Appreciation  (Depreciation)             Net              Cost
                                                        ------------  --------------   -------------     -------------
Putnam VT Asia Pacific Growth Fund                       $20,896,244    $(3,578,314)     $17,317,930      $133,713,877
Putnam VT Diversified Income Fund                         11,496,951     (5,681,354)       5,815,597       541,371,291
Putnam VT Global Asset Allocation Fund                   131,964,581     (6,662,390)     125,302,191       774,363,785
Putnam VT Global Growth Fund                             252,065,429    (28,689,041)     223,376,388     1,430,061,555
Putnam VT Growth and Income Fund                       1,575,600,363    (44,950,132)   1,530,650,231     5,732,197,428
Putnam VT High Yield Fund                                 56,956,408    (35,730,579)      21,225,829       857,918,604
Putnam VT International Growth Fund                        5,113,890             --        5,113,890        88,538,990
Putnam VT International Growth and Income Fund             7,363,748     (1,215,239)       6,148,509       109,605,496
Putnam VT International New Opportunities Fund             7,459,006     (2,180,223)       5,278,783        80,257,175
Putnam VT Money Market Fund                                       --             --               --                --
Putnam VT New Opportunities Fund                         436,378,421    (48,679,636)     387,698,785     1,688,366,817
Putnam VT New Value Fund Fund                              8,074,532     (1,316,113)       6,758,419       107,711,930
Putnam VT U.S. Government and High Quality Bond Fund      15,954,100     (5,462,432)      10,491,668       851,845,619
Putnam VT Utilities Growth and Income Fund               102,453,433    (14,947,205)      87,506,228       606,423,883
Putnam VT Vista Fund                                      10,102,144     (1,254,930)       8,847,214        84,441,930
Putnam VT Voyager Fund                                 1,039,323,662    (81,635,071)     957,688,591     2,889,159,974


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
June 30, 1997 (Unaudited)
                                                                  Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                                Asia Pacific       Diversified       Global Asset     Global Growth
                                                                 Growth Fund       Income Fund     Allocation Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................  $146,502,065      $542,472,115      $822,138,268    $1,624,747,243
Repurchase agreements, at value................................     4,529,742         4,714,773        77,527,708        28,690,700
Cash...........................................................            --         4,602,479                --         1,689,518
Foreign currency, at value.....................................            --                --         8,356,209         4,573,937
Dividends, interest, and other receivables.....................       157,250         8,065,577         4,500,640         1,561,596
Receivable for shares of the fund sold.........................         4,367           289,256           406,922             3,761
Receivable for securities sold.................................     2,842,334         7,043,851        20,311,837        33,410,743
Receivable for variation margin................................            --            51,819                --                --
Receivable for open forward currency contracts.................            --         1,146,109           935,045         2,143,768
Receivable for closed forward currency contracts...............            --           831,731           467,355         4,288,730
Foreign tax reclaim............................................         5,343                --           127,723         1,177,641
 ...................................................................................................................................
Total assets...................................................   154,041,101       569,217,710       934,771,707     1,702,287,637
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................        61,026                --         3,162,643                --
Payable for variation margin...................................            --                --         1,031,414                --
Payable for securities purchased...............................       853,689        11,848,779        34,646,012        55,384,629
Payable for shares of the fund repurchased.....................     1,709,812             9,322 --                        2,366,828
Payable for compensation of Manager (Note 2)...................       273,917           918,144         1,380,845         2,272,447
Payable for investor servicing and custodian fees (Note 2).....        25,872            80,264           136,257           241,063
Payable for compensation of Trustees (Note 2)..................         3,747            10,052            14,400            15,465
Payable for administrative services (Note 2)...................         1,993             2,998             3,069             5,709
Payable for open forward currency contracts....................            --         3,078,480         1,687,813                --
Payable for closed forward currency contracts..................     1,520,247           524,225           360,865           919,068
Written options outstanding, at value..........................            --            36,808            15,759                --
TBA sale commitments, at value.................................            --         3,297,172         8,350,499                --
Other accrued expenses.........................................        52,693            62,326            55,808            45,627
 ...................................................................................................................................
Total liabilities..............................................     4,502,996        19,868,570        50,845,384        61,250,836
 ...................................................................................................................................
Net assets.....................................................  $149,538,105      $549,349,140      $883,926,323    $1,641,036,801
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................  $134,842,740      $530,598,341      $703,897,122    $1,229,930,660
Undistributed net investment income(loss) (Note 1).............      (297,085)       17,651,061        10,163,727         3,983,408
Accumulated net realized gain (loss) on investments
 and foreign currency transactions (Note 1)....................    (2,932,107)       (4,564,379)       48,525,931       177,547,130
Net unrealized appreciation of
 investments and assets and liabilities in
 foreign currencies............................................    17,924,557         5,664,117       121,339,543       229,575,603
 ...................................................................................................................................
Total--Representing net assets applicable to capital
 shares outstanding............................................  $149,538,105      $549,349,140      $883,926,323    $1,641,036,801
 ...................................................................................................................................
Computation of net asset value
Number of shares outstanding...................................    12,993,008        50,937,166        49,869,027        88,109,767
Net asset value, offering price and redemption
 price per share (net assets divided by number
 of shares outstanding)........................................        $11.51            $10.78            $17.72            $18.62
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...  $133,106,924      $539,717,659      $772,889,446    $1,426,105,520
Cost of foreign currency (Note 1)..............................            --                --         8,461,006         4,421,440
TBA sale commitments proceeds receivable.......................            --         3,306,450         8,353,404                --
Written options premiums received..............................            --           129,886            55,611                --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
June 30, 1997 (Unaudited)                                                                                               Putnam VT
                                                                     Putnam VT        Putnam VT        Putnam VT      International
                                                                     Growth and      High Yield      International     Growth and
                                                                    Income Fund         Fund          Growth Fund      Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)..................   $7,191,804,002     $856,734,864      $78,111,333      $102,924,90
Repurchase agreements, at value...............................       71,043,657       22,405,703       15,541,547       12,829,102
Cash..........................................................          514,035        4,330,410           91,280          157,657
Foreign currency, at value....................................               --               --               --               --
Dividends, interest, and other receivables....................       17,192,262       12,751,238          112,416          165,325
Receivable for shares of the fund sold........................        6,218,420          567,315          520,167        1,250,234
Receivable for securities sold................................      192,485,362       17,383,264          774,334          447,092
Receivable for variation margin...............................               --               --               --               --
Receivable for open forward currency contracts................               --            2,611          121,663          299,072
Receivable for closed forward currency contracts..............               --               --               --               --
Foreign tax reclaim...........................................           62,480               --           56,358           80,095
 ...................................................................................................................................
Total assets..................................................    7,479,320,218      914,175,405       95,329,098      118,153,480
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)..............................               --               --               --               --
Payable for variation margin..................................               --               --               --               --
Payable for securities purchased..............................      115,922,761       38,902,861       12,421,480        7,122,924
Payable for shares of the fund repurchased....................           14,124               --               --               --
Payable for compensation of Manager (Note 2)..................        8,029,360        1,368,668           29,980          117,433
Payable for investor servicing and custodian fees (Note 2)....          306,251           29,516           41,746           28,189
Payable for compensation of Trustees (Note 2).................           53,963           13,710                               800
Payable for administrative services (Note 2)..................           10,595            3,140               40            1,250
Payable for open forward currency contracts...................               --           18,173                             9,135
Payable for closed forward currency contracts.................               --               --           84,895           42,042
Written options outstanding, at value.........................               --               --               --               --
TBA sales commitments, at value...............................               --               --               --               --
Other accrued expenses........................................           42,192           53,885           16,331           49,788
 ...................................................................................................................................
Total liabilities.............................................      124,379,246       40,389,953       12,594,472        7,371,561
 ...................................................................................................................................
Net assets....................................................   $7,354,940,972     $873,785,452      $82,734,626     $110,781,919
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)............................   $5,446,381,398     $812,653,979      $76,586,119     $101,886,068
Undistributed net investment income(loss) (Note 1)............       73,818,892       38,912,606          425,201          778,690
Accumulated net realized gain (loss) on investments
 and foreign currency transactions (Note 1)...................      303,154,532        1,008,644          487,687        1,678,169
Net unrealized appreciation  of
 investments and assets and liabilities in
 foreign currencies...........................................    1,531,586,150       21,210,223        5,235,619        6,438,992
 ...................................................................................................................................
Total--Representing net assets applicable to
 capital shares outstanding...................................   $7,354,940,972     $873,785,452      $82,734,626     $110,781,919
 ...................................................................................................................................
Computation of net asset value
Number of shares outstanding..................................      278,494,007       69,276,624        7,151,183        9,576,069
Net asset value, offering price and redemption
 price per share (net assets divided by number
 of shares outstanding).......................................           $26.41           $12.61           $11.57           $11.57
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)..   $5,731,262,888     $857,914,780      $88,538,924     $109,605,496
Cost of foreign currency (Note 1).............................               --               --               --               --
TBA sale commitments proceeds receivable......................               --               --               --               --
Written options premiums received.............................               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
June 30, 1997 (Unaudited)                                          Putnam
                                                                 International                        Putnam VT
                                                                     New            Putnam VT            New             Putnam VT
                                                                 Opportunities        Money         Opportunities        New Value
                                                                     Fund          Market Fund           Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................   $79,406,954      $481,624,662    $2,011,786,090      $109,449,526
Repurchase agreements, at value................................     6,129,004        15,979,640        64,279,512         5,020,823
Cash...........................................................            --                --           857,026           135,420
Foreign currency, at value.....................................            --                --                --                --
Dividends, interest, and other receivables.....................        71,962         3,831,521           733,192           259,962
Receivable for shares of the fund sold.........................       541,007           600,748         7,924,701           756,381
Receivable for securities sold.................................       982,987                --        10,741,226         2,620,826
Receivable for variation margin................................            --                --                --                --
Receivable for open forward currency contracts.................        72,511                --                --                --
Receivable for closed forward currency contracts...............            --                --                --                --
Foreign tax reclaim............................................        12,657                --             9,438                --
 ...................................................................................................................................
Total assets...................................................    87,217,082       502,036,571     2,096,331,185       118,242,938
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................        68,904               314                --                --
Payable for variation margin...................................            --                --                --                --
Payable for securities purchased...............................     2,191,587                --         9,847,130         3,487,074
Payable for shares of the fund repurchased.....................            --         3,044,705               178                --
Payable for compensation of Manager (Note 2)...................       123,685           590,709         2,743,329           195,066
Payable for investor servicing and custodian fees (Note 2).....        61,041            52,486            90,767             7,932
Payable for compensation of Trustees (Note 2)..................         1,600             6,823            14,919             2,426
Payable for administrative services (Note 2)...................         1,362             2,702             5,768             7,024
Payable for open forward currency contracts....................            --                --                --                --
Payable for closed forward currency contracts..................         8,772                --                --                --
Written options outstanding, at value..........................            --                --                --                --
TBA sale commitments, at value.................................            --                --                --                --
Other accrued expenses.........................................        16,051                --            73,681            23,246
 ...................................................................................................................................
Total liabilities..............................................     2,473,002         3,697,739        12,775,772         3,722,768
 ...................................................................................................................................
Net assets.....................................................   $84,744,080      $498,338,832    $2,083,555,413      $114,520,170
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................   $78,006,954      $498,338,832    $1,765,125,559      $107,255,891
Undistributed net investment income(loss) (Note 1).............       168,069                --           (39,188)          600,925
Accumulated net realized gain (loss) on investments
 and foreign currency transactions (Note 1)....................     1,217,335                --       (70,294,624)          (95,065)
Net unrealized appreciation of
 investments and assets and liabilities in
 foreign currencies............................................     5,351,722                --       388,763,666         6,758,419
 ...................................................................................................................................
Total--Representing net assets applicable to
 capital shares outstanding....................................   $84,744,080      $498,338,832    $2,083,555,413      $114,520,170
 ...................................................................................................................................
Computation of net asset value
Number of shares outstanding...................................     7,585,114       498,338,832       109,952,394        10,236,096
Net asset value, offering price and redemption
 price per share (net assets divided by number
 of shares outstanding)........................................        $11.17             $1.00            $18.95            $11.19
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...   $80,257,175      $497,604,302    $1,687,302,129      $107,711,930
Cost of foreign currency (Note 1)..............................            --                --                --                --
TBA sale commitments proceeds receivable.......................            --                --                --                --
Written options premiums received..............................            --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
June 30, 1997 (Unaudited)                                       Putnam VT U.S.       Putnam VT
                                                                Government and       Utilities        Putnam VT        Putnam VT
                                                                 High Quality        Growth and         Vista           Voyager
                                                                   Bond Fund        Income Fund          Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................  $862,337,287      $680,899,958       $86,039,956    $3,829,434,687
Repurchase agreements, at value................................            --        13,030,153         7,249,188        17,413,878
Cash...........................................................     3,606,482                --           176,974           102,718
Foreign currency, at value.....................................            --                --                --                --
Dividends, interest, and other receivables.....................    10,965,968         3,529,581            39,752         1,371,008
Receivable for shares of the fund sold.........................           326           181,635           736,414         2,285,741
Receivable for securities sold.................................   113,651,905         4,308,158           531,307        12,572,274
Receivable for variation margin................................       361,469                --                --                --
Receivable for open forward currency contracts.................     1,411,408                --                --                --
Receivable for closed forward currency contracts...............        21,525                --                --                --
Foreign tax reclaim............................................            --            29,643                --           151,171
 ...................................................................................................................................
Total assets...................................................   992,356,370       701,979,128        94,773,591     3,863,331,477
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................            --            10,298                --                --
Payable for variation margin...................................            --                --                --                --
Payable for securities purchased...............................   117,341,644         1,218,932         3,513,914        22,434,732
Payable for shares of the fund repurchased.....................       125,989         1,740,889                --            23,696
Payable for compensation of Manager (Note 2)...................     1,169,244         1,130,105           162,253         4,812,801
Payable for investor servicing and custodian fees (Note 2).....        52,370            37,564             7,404           187,376
Payable for compensation of Trustees (Note 2)..................        20,177            17,198             2,856            39,095
Payable for administrative services (Note 2)...................         2,939             3,081             3,106             9,531
Payable for open forward currency contracts....................     1,825,649                --                --                --
Payable for closed forward currency contracts..................        28,382                --                --                --
Written options outstanding, at value..........................        32,895                --                --                --
TBA sale commitments, at value.................................   112,968,643                --                --                --
Other accrued expenses.........................................        64,180            20,529            16,391           278,542
 ...................................................................................................................................
Total liabilities..............................................   233,632,112         4,178,596         3,705,924        27,785,773
 ...................................................................................................................................
Net assets.....................................................  $758,724,258      $697,800,532       $91,067,667    $3,835,545,704
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................  $734,552,437      $572,347,248       $84,401,198    $2,837,795,550
Undistributed net investment income(loss) (Note 1).............    24,589,670        11,892,983            24,213         7,607,590
Accumulated net realized gain (loss) on investments
 and foreign currency transactions (Note 1)....................   (10,285,753)       25,835,869        (2,204,958)       32,454,381
Net unrealized appreciation of
 investments and assets and liabilities in
 foreign currencies............................................     9,867,904        87,724,432         8,847,214       957,688,183
 ...................................................................................................................................
Total--Representing net assets applicable to
 capital shares outstanding....................................  $758,724,258      $697,800,532       $91,067,667    $3,835,545,704
 ...................................................................................................................................
Computation of net asset value
Number of shares outstanding...................................    59,718,799        48,429,254         8,252,368       111,293,797
Net asset value, offering price and redemption
 price per share (net assets divided by number
 of shares outstanding)........................................        $12.70            $14.41            $11.04            $34.46
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...  $851,836,778      $606,204,034       $84,441,930    $2,889,160,382
Cost of foreign currency (Note 1)..............................            --                --                --                --
TBA sale commitments proceeds receivable.......................   113,224,168                --                --                --
Written options premiums received..............................       116,077                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations
-----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1997 (Unaudited)
                                                                  Putnam VT          Putnam VT        Putnam VT          Putnam VT
                                                                 Asia Pacific       Diversified      Global Asset      Global Growth
                                                                  Growth Fund       Income Fund     Allocation Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends......................................................    $1,199,176       $   678,855      $  4,919,395      $ 13,172,332
Interest.......................................................       103,330        20,404,554        11,212,980         1,704,822
Less: foreign taxes withheld...................................       (95,628)               --          (176,652)       (1,287,983)
 ...................................................................................................................................
Total investment income........................................     1,206,878        21,083,409        15,955,723        13,589,171
 ...................................................................................................................................
Expenses:
Compensation of Manager (Note 2)...............................       530,872         1,792,809         2,665,531         4,338,339
Investor servicing and custodian fees (Note 2).................       117,628           255,083           413,986           980,072
Compensation of Trustees (Note 2)..............................         9,825            11,032            13,515            22,363
Administrative services (Note 2)...............................         3,940             5,946             6,072            11,288
Auditing.......................................................         7,523            16,814            19,820            14,406
Legal..........................................................         3,607             6,732             8,632            10,951
Other..........................................................         6,064             4,671            10,456            21,735
Fees waived and reimbursed by Manager (Note 2).................            --                --                --                --
 ...................................................................................................................................
Total expenses.................................................       679,459         2,093,087         3,138,012         5,399,154
 ...................................................................................................................................
Expense reduction (Note 2).....................................       (64,021)          (51,368)          (47,650)         (182,937)
Net expenses...................................................       615,438         2,041,719         3,090,362         5,216,217
 ...................................................................................................................................
Net investment income (loss)...................................       591,440        19,041,690        12,865,361         8,372,954
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)........      (913,836)       (5,641,123)       24,866,806       155,057,377
Net realized gain on futures contracts (Note 1)................            --                --        23,039,327                --
Net realized gain on written options (Notes 1 and 3)...........            --            71,690            32,971                --
Net realized gain (loss) on foreign currency transactions
 (Note 1)......................................................       348,928         2,852,606         3,605,102        24,031,205
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period...........      (822,991)       (1,587,501)         (862,782)       (2,178,818)
Net unrealized appreciation (depreciation) of investments,
 futures, written options and TBA sale commitments during
 the period....................................................    10,470,963        (1,993,802)       37,344,466        39,404,986
 ...................................................................................................................................
Net gain (loss) on investments.................................     9,083,064        (6,298,130)       88,025,890       216,314,750
 ...................................................................................................................................
Net increase in net assets resulting
 from operations...............................................    $9,674,504       $12,743,560      $100,891,251      $224,687,704
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1997 (Unaudited)                                                                               Putnam VT
                                                                 Putnam VT           Putnam VT         Putnam VT       International
                                                                 Growth and         High Yield       International      Growth and
                                                                 Income Fund           Fund           Growth Fund       Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends......................................................  $ 85,884,439       $ 1,873,647        $  502,199        $  931,824
Interest.......................................................    10,176,465        40,091,556           129,715           191,758
Less: foreign taxes withheld...................................      (490,206)               --           (41,798)          (81,945)
 ...................................................................................................................................
Total investment income........................................    95,570,698        41,965,203           590,116         1,041,637
 ...................................................................................................................................
Expenses:
Compensation of Manager (Note 2)...............................    15,298,728         2,692,490           121,346           189,684
Investor servicing and custodian fees (Note 2).................     1,049,444           217,814           133,979           143,602
Compensation of Trustees (Note 2)..............................        94,821            14,244                 9               814
Administrative services (Note 2)...............................        21,094             6,212                40             1,250
Auditing.......................................................        24,893            13,971            14,770            14,587
Legal..........................................................        39,306            21,077             3,236             3,341
Other..........................................................        40,214             1,212                 5             3,500
Fees waived and reimbursed by Manager (Note 2).................            --                --           (91,366)          (72,251)
 ...................................................................................................................................
Total expenses.................................................    16,568,500         2,967,020           182,019           284,527
 ...................................................................................................................................
Expense reduction (Note 2).....................................      (142,850)          (75,970)          (17,104)          (21,580)
Net expenses...................................................    16,425,650         2,891,050           164,915           262,947
 ...................................................................................................................................
Net investment income (loss)...................................    79,145,048        39,074,153           425,201           778,690
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)........   320,433,185         7,600,422           380,314         1,449,596
Net realized gain on futures contracts (Note 1)................            --                --                --                --
Net realized gain  on written options (Notes 1 and 3)..........            --                --                --                --
Net realized gain (loss) on foreign currency transactions
 (Note 1)......................................................        (1,050)            2,230           107,373           228,573
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period...........        (6,545)          (15,562)          121,663           290,483
Net unrealized appreciation (depreciation) of investments,
 futures, written options and TBA sale commitments during
 the period....................................................   556,060,399         1,311,113         5,113,956         6,148,509
 ...................................................................................................................................
Net gain (loss) on investments.................................   876,485,989         8,898,203         5,723,306         8,117,161
 ...................................................................................................................................
Net increase in net assets resulting
 from operations...............................................  $955,631,037       $47,972,356        $6,148,507        $8,895,851
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1997 (Unaudited)                         Putnam VT
                                                                 International                         Putnam VT
                                                                     New             Putnam VT            New            Putnam VT
                                                                 Opportunities        Money           Opportunities      New Value
                                                                     Fund           Market Fund           Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends......................................................    $  394,150       $        --      $  3,918,193        $  721,698
Interest.......................................................       161,592        13,372,016         1,832,278           154,079
Less: foreign taxes withheld...................................       (42,507)               --           (37,932)          (10,615)
 ...................................................................................................................................
Total investment income........................................       513,235        13,372,016         5,712,539           865,162
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Compensation of Manager (Note 2)...............................       270,778         1,078,225         5,355,476           195,071
Investor servicing and custodian fees (Note 2).................       216,738           138,887           386,647            45,990
Compensation of Trustees (Note 2)..............................         1,613             6,321            23,807             2,443
Administrative services (Note 2)...............................         1,362             5,354            11,428             7,024
Auditing.......................................................        14,449            23,405             6,834            14,335
Legal..........................................................         3,351            18,313            12,139             8,779
Other..........................................................            --            33,330            55,667             2,195
Fees waived and reimbursed by Manager (Note 2).................      (147,093)               --                --                --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses.................................................       361,198         1,303,835         5,851,998           275,837
------------------------------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2).....................................       (16,032)             (829)         (103,571)          (11,600)
Net expenses...................................................       345,166         1,303,006         5,748,427           264,237
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)...................................       168,069        12,069,010           (35,888)          600,925
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments (Notes 1 and 3)........     1,181,089                         (37,539,862)          (95,065)
Net realized gain on futures contracts (Note 1)................            --                --                --                --
Net realized gain on written options (Notes 1 and 3)...........            --                --                --                --
Net realized gain (loss) on foreign currency transactions
 (Note 1)......................................................        36,246                --               375                --
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period...........        72,939                --               (40)               --
Net unrealized appreciation (depreciation) of investments,
 futures, written options and TBA sale commitments during
 the period....................................................     5,278,783                --       223,327,202         6,758,419
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments.................................     6,569,057                --       185,787,675         6,663,354
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations...............................................    $6,737,126       $12,069,010      $185,751,787        $7,264,279
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1997 (Unaudited)                      Putnam VT U.S.      Putnam VT
                                                                Government and      Utilities           Putnam VT        Putnam VT
                                                                 High Quality       Growth and            Vista           Voyager
                                                                   Bond Fund        Income Fund           Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividends......................................................   $        --       $10,567,068        $  150,533      $ 14,237,780
Interest.......................................................    27,979,242         4,304,478           118,449         4,163,769
Less: foreign taxes withheld...................................            --           (73,671)               --          (389,567)
 ...................................................................................................................................
Total investment income........................................    27,979,242        14,797,875           268,982        18,011,982
 ...................................................................................................................................
Expenses:
Compensation of Manager (Note 2)...............................     2,338,695         2,240,328           163,809         9,450,686
Investor servicing and custodian fees (Note 2).................       180,152           188,220            77,655           690,631
Compensation of Trustees (Note 2)..............................         8,088            16,898             2,870            47,743
Administrative services (Note 2)...............................         5,780             6,084             3,106             9,288
Auditing.......................................................        21,989            13,005            14,335            23,784
Legal..........................................................         7,066             6,560             3,823            30,235
Other..........................................................         8,897             4,676               573            38,893
Fees waived and reimbursed by Manager (Note 2).................            --                --            (1,556)               --
 ...................................................................................................................................
Total expenses.................................................     2,570,667         2,475,771           264,615        10,291,260
 ...................................................................................................................................
Expense reduction (Note 2).....................................        (3,199)          (58,393)          (19,846)         (174,529)
Net expenses...................................................     2,567,468         2,417,378           244,769        10,116,731
 ...................................................................................................................................
Net investment income (loss)...................................    25,411,774        12,380,497            24,213         7,895,251
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)........    (4,411,008)       26,194,244        (2,204,958)       48,438,630
Net realized gain on futures contracts (Note 1)................       200,943                --                --                --
Net realized gain on written options (Notes 1 and 3)...........        40,835                --                --                --
Net realized gain (loss) on foreign currency transactions
 (Note 1)......................................................      (644,829)             (360)               --            (4,140)
Net unrealized appreciation (depreciation) of assets and
 liabilities in foreign currencies during the period...........      (854,836)           (1,753)               --                --
Net unrealized appreciation (depreciation) of investments,
 futures, written options and TBA sale commitments during
 the period....................................................     1,890,548         6,147,556         8,847,214       333,665,911
 ...................................................................................................................................
Net gain (loss) on investments.................................    (3,778,347)       32,339,687         6,642,256       382,100,401
 ...................................................................................................................................
Net increase in net assets resulting
 from operations...............................................   $21,633,427       $44,720,184        $6,666,469      $389,995,652
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                                                                   Putnam VT                              Putnam VT
                                                            Asia Pacific Growth Fund              Diversified Income Fund
                                                         Six months ended     Year ended      Six months ended     Year ended
                                                              June 30         December 31          June 30         December 31
                                                                1997+              1996              1997+              1996
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................     $    591,440      $    719,899      $ 19,041,690      $ 29,440,366
Net realized gain (loss) on investments and
 foreign currency transactions.........................         (564,908)         (963,524)       (2,716,827)        4,102,132
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies.....................        9,647,972         7,632,514        (3,581,303)        2,848,823
 ...............................................................................................................................
Net increase in net assets
 resulting from operations.............................        9,674,504         7,388,889        12,743,560        36,391,321
 ...............................................................................................................................
Distributions to shareholders:
From net investment income.............................       (2,664,413)         (807,399)      (29,111,301)      (20,930,343)
From net realized gain on investments..................               --                --        (4,589,202)               --
Increase from capital share
 transactions (Note 4).................................       11,980,430        98,921,481        75,494,768       175,629,544
 ...............................................................................................................................
Total increase (decrease) in net assets................       18,990,521       105,502,971        54,537,825       191,090,522
 ...............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................      130,547,584        25,044,613       494,811,315       303,720,793
 ...............................................................................................................................
End of period..........................................     $149,538,105      $130,547,584      $549,349,140      $494,811,315
 ...............................................................................................................................
Undistributed net investment income (loss), end
 of period.............................................     $   (297,085)     $  1,775,888      $ 17,651,061      $ 27,720,672
-------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Putnam VT                            Putnam VT
                                                           Global Asset Allocation Fund             Global Growth Fund
                                                          Six months ended     Year ended    Six months ended      Year ended
                                                              June 30          December 31         June 30         December 31
                                                                1997+              1996             1997+              1996
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................     $ 12,865,361      $ 19,309,899    $    8,372,954    $   13,408,379
Net realized gain (loss) on investments and
 foreign currency transactions.........................       51,544,206        50,892,694       179,088,582        61,546,033
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies.....................       36,481,684        23,367,922        37,226,168        96,276,913
 ...............................................................................................................................
Net increase in net assets
 resulting from operations.............................      100,891,251        93,570,515      $224,687,704      $171,231,325
 ...............................................................................................................................
Distributions to shareholders:
From net investment income.............................      (26,727,346)      (15,253,707)      (33,624,622)      (15,171,883)
From net realized gain on investments..................      (45,683,547)      (28,669,963)      (36,166,970)      (33,603,350)
Increase from capital share
 transactions (Note 4).................................      107,711,706       162,421,034       141,253,857       390,837,723
 ...............................................................................................................................
Total increase (decrease) in net assets................      136,192,064       212,067,879       296,149,969       513,293,815
 ...............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................      747,734,259       535,666,380     1,344,886,832       831,593,017
 ...............................................................................................................................
End of period..........................................     $883,926,323      $747,734,259    $1,641,036,801    $1,344,886,832
 ...............................................................................................................................
Undistributed net investment income (loss), end
 of period.............................................     $ 10,163,727      $ 24,025,712    $    3,983,408     $  29,235,076
-------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                    Putnam VT                            Putnam VT
                                                              Growth and Income Fund                  High Yield Fund
                                                        Six months ended      Year ended      Six months ended     Year ended
                                                             June 30          December 31          June 30         December 31
                                                              1997+               1996              1997+              1996
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................   $   79,145,048    $  126,852,571      $ 39,074,153      $ 58,069,621
Net realized gain (loss) on investments and
 foreign currency transactions.........................      320,432,135       309,693,218         7,602,652         7,121,738
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies.....................      556,053,854       454,657,919         1,295,551         9,330,741
 ...............................................................................................................................
Net increase in net assets
 resulting from operations.............................      955,631,037       891,203,708        47,972,356        74,522,100
 ...............................................................................................................................
Distributions to shareholders:
From net investment income.............................     (128,693,999)      (86,191,810)      (58,024,885)      (37,899,438)
From net realized gain on investments..................     (313,245,624)     (150,161,126)       (6,728,418)               --
Increase from capital share
 transactions (Note 4).................................    1,162,149,956     1,711,942,726       120,648,600       234,827,985
 ...............................................................................................................................
Total increase (decrease) in net assets................    1,675,841,370     2,366,793,498       103,867,653       271,450,647
 ...............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................    5,679,099,602     3,312,306,104       769,917,799       498,467,152
 ...............................................................................................................................
End of period..........................................   $7,354,940,972    $5,679,099,602      $873,785,452      $769,917,799
 ...............................................................................................................................
Undistributed net investment income (loss), end
 of period.............................................   $   73,818,892    $  123,367,843      $ 38,912,606      $ 57,863,338
-------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)                                                     Putnam VT
------------------------------------------------------------------------------------------------------------------
                                                                        Putnam VT             International Growth
                                                                International Growth Fund       and Income Fund
                                                                     Six months ended           Six months ended
                                                                          June 30                    June 30
                                                                           1997+*                     1997+*
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................                 $   425,201              $    778,690
Net realized gain (loss) on investments and
 foreign currency transactions.........................                     487,687                 1,678,169
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies.....................                   5,235,619                 6,438,992
 ..................................................................................................................
Net increase in net assets
 resulting from operations.............................                   6,148,507                 8,895,851
 ..................................................................................................................
Distributions to shareholders:
From net investment income.............................                          --                        --
From net realized gain on investments..................                          --                        --
Increase from capital share
 transactions (Note 4).................................                  74,086,119                99,386,068
 ..................................................................................................................
Total increase (decrease) in net assets................                  80,234,626               108,281,919
 ..................................................................................................................
Net assets:
Beginning of period (Note 5)...........................                   2,500,000                 2,500,000
 ..................................................................................................................
End of period..........................................                 $82,734,626              $110,781,919
 ..................................................................................................................
Undistributed net investment income (loss), end
 of period.............................................                 $   425,201              $    778,690
------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                              Putnam VT International              Putnam VT
                                                              New Opportunities Fund           Money Market Fund
                                                                 Six months ended       Six months ended     Year ended
                                                                      June 30                June 30         December 31
                                                                       1997+*                 1997+              1996
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................            $   168,069            $ 12,069,010      $ 18,499,897
Net realized gain (loss) on investments and
 foreign currency transactions.........................              1,217,335                      --                --
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies.....................              5,351,722                      --                --
 .........................................................................................................................
Net increase in net assets
 resulting from operations.............................              6,737,126              12,069,010        18,499,897
 .........................................................................................................................
Distributions to shareholders:
From net investment income.............................                     --             (12,069,010)      (18,499,897)
From net realized gain on investments..................                     --                                        --
Increase from capital share
 transactions (Note 4).................................             75,506,954              61,206,531       173,919,002
 .........................................................................................................................
Total increase (decrease) in net assets................             82,244,080              61,206,531       173,919,002
 .........................................................................................................................
Net assets:
Beginning of period (Note 5)...........................              2,500,000             437,132,301       263,213,299
 .........................................................................................................................
End of period..........................................            $84,744,080            $498,338,832      $437,132,301
 .........................................................................................................................
Undistributed net investment income (loss), end
 of period.............................................            $   168,069            $         --      $         --
-------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                                    Putnam VT                      Putnam VT
                                                              New Opportunities Fund               New Value
                                                          Six months ended     Year ended       Six months ended
                                                               June 30         December 31          June 30
                                                                1997+              1996              1997+*
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................   $      (35,888)   $   (1,455,781)     $    600,925
Net realized gain (loss) on investments and
 foreign currency transactions.........................      (37,539,487)      (30,518,402)          (95,065)
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies.....................      223,327,162        71,887,652         6,758,419
 ................................................................................................................
Net increase in net assets
 resulting from operations.............................      185,751,787        39,913,469         7,264,279
 ................................................................................................................
Distributions to shareholders:
From net investment income.............................               --                --                 0
From net realized gain on investments                                 --                --                --
Increase from capital share
 transactions (Note 4).................................      223,606,929     1,119,174,604       107,005,891
 ................................................................................................................
Total increase (decrease) in net assets................      409,358,716     1,159,088,073       114,270,170
 ................................................................................................................
Net assets:
Beginning of period (Note 5)...........................    1,674,196,697       515,108,624           250,000
 ................................................................................................................
End of period..........................................   $2,083,555,413    $1,674,196,697      $114,520,170
 ................................................................................................................
Undistributed net investment income (loss), end
 of period.............................................   $      (39,188)   $       (3,300)     $    600,925
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                              Putnam VT U.S. Government                    Putnam VT
                                                             and High Quality Bond Fund        Utilities Growth and Income Fund
                                                           Six months ended     Year ended     Six months ended     Year ended
                                                                June 30         December 31         June 30         December 31
                                                                 1997+             1996             1997+              1996
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................     $ 25,411,774      $ 48,638,504      $ 12,380,497      $ 24,617,080
Net realized gain (loss) on investments and
 foreign currency transactions.........................       (4,814,059)        4,973,541        26,193,884        38,108,934
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies.....................        1,035,712       (35,405,059)        6,145,803        25,666,317
 ...............................................................................................................................
Net increase in net assets
 resulting from operations.............................       21,633,427        18,206,986        44,720,184        88,392,331
 ...............................................................................................................................
Distributions to shareholders:
From net investment income.............................      (49,260,624)      (45,290,232)      (24,529,426)      (21,053,914)
From net realized gain on investments..................               --                --       (33,449,218)               --
Increase from capital share
 transactions (Note 4).................................        7,427,892        58,982,695        53,629,958        59,629,931
 ...............................................................................................................................
Total increase (decrease) in net assets................      (20,199,305)       31,899,449        40,371,498       126,968,348
 ...............................................................................................................................
Net assets:
Beginning of period (Note 5)...........................      778,923,563       747,024,114       657,429,034       530,460,686
 ...............................................................................................................................
End of period..........................................     $758,724,258      $778,923,563      $697,800,532      $657,429,034
 ...............................................................................................................................
Undistributed net investment income (loss), end
 of period.............................................     $ 24,589,670      $ 48,438,520      $ 11,892,983      $ 24,041,912
-------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------------------------------------------
                                                                Putnam VT                      Putnam VT
                                                                Vista Fund                   Voyager Fund
                                                             Six months ended      Six months ended       Year ended
                                                                  June 30                 June 30        December 31
                                                                  1997+*                  1997+             1996
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...........................        $    24,213         $    7,895,251    $    9,676,723
Net realized gain (loss) on investments and
 foreign currency transactions.........................         (2,204,958)            48,434,490       151,713,129
Net unrealized appreciation (depreciation)
 of investments and assets and
 liabilities in foreign currencies.....................          8,847,214            333,665,911       126,735,828
 ....................................................................................................................
Net increase in net assets
 resulting from operations.............................          6,666,469            389,995,652       288,125,680
 ....................................................................................................................
Distributions to shareholders:
From net investment income.............................                 --             (7,180,497)       (9,627,813)
From net realized gain on investments..................                 --           (154,744,905)     (120,682,512)
Increase from capital share
 transactions (Note 4).................................         81,901,198            325,985,422     1,123,442,297
 ....................................................................................................................
Total increase (decrease) in net assets................         88,567,667            554,055,672     1,281,257,652
 ....................................................................................................................
Net assets:
Beginning of period (Note 5)...........................          2,500,000          3,281,490,032     2,000,232,380
 ....................................................................................................................
End of period..........................................        $91,067,667         $3,835,545,704    $3,281,490,032
 ....................................................................................................................
Undistributed net investment income (loss), end
 of period.............................................        $    24,213         $    7,607,590    $    6,892,836
--------------------------------------------------------------------------------------------------------------------

Unaudited.
From January 2, 1997 (commencement of operations) to June 30, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Financial Highlights
------------------------------------------------------------------------------------------------------------------------
                                                                     Investment Operations
                                                                                           Net
                                                                                           Realized and
                                                                                           Unrealized
                                               Net Asset Value,      Net                   Gain (Loss)        Total from
                                               Beginning of          Investment            on                 Investment
Period ended                                   Period                Income                Investments        Operations
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund
June 30, 1997+                                    $11.01               $ .05                 $ .67              $ .72
December 31, 1996                                  10.23                 .05                   .88                .93
December 31, 1995*****                             10.00                 .06 (a)(b)            .17                .23
 ........................................................................................................................
Putnam VT Diversified Income Fund
June 30, 1997+                                    $11.27               $ .34                 $(.10)             $ .24
December 31, 1996                                  11.03                 .80(a)                .11                .91
December 31, 1995                                   9.74                 .71                  1.09               1.80
December 31, 1994                                  10.23                 .61                 (1.04)              (.43)
December 31, 1993***                               10.00                 .06                   .17                .23
 ........................................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1997+                                    $17.25               $ .24                 $1.85              $2.09
December 31, 1996                                  16.15                 .43                  1.94               2.37
December 31, 1995                                  13.19                 .47                  2.74               3.21
December 31, 1994                                  14.29                 .35                  (.71)              (.36)
December 31, 1993                                  12.92                 .30                  1.87               2.17
December 31, 1992                                  12.77                 .35                   .41                .76
 ........................................................................................................................
Putnam VT Global Growth Fund
June 30, 1997+                                    $16.88               $ .09                 $2.50              $2.59
December 31, 1996                                  15.18                 .17                  2.35               2.52
December 31, 1995                                  13.48                 .20                  1.85               2.05
December 31, 1994                                  13.68                 .13                  (.26)              (.13)
December 31, 1993                                  10.48                 .08                  3.28               3.36
December 31, 1992                                  10.61                 .10                  (.14)              (.04)
 ........................................................................................................................
Putnam VT Growth and Income Fund
June 30, 1997+                                    $24.56               $ .25                 $3.39              $3.64
December 31, 1996                                  21.47                 .65(a)               3.84               4.49
December 31, 1995                                  16.44                 .53                  5.31               5.84
December 31, 1994                                  17.38                 .50                  (.48)               .02
December 31, 1993                                  15.93                 .38                  1.83               2.21
December 31, 1992                                  15.33                 .39                  1.04               1.43
 ........................................................................................................................
Putnam VT High Yield Fund
June 30, 1997+                                    $12.96               $ .53                 $ .17               $.70
December 31, 1996                                  12.37                1.18(a)                .32               1.50
December 31, 1995                                  11.46                 .91                  1.05               1.96
December 31, 1994                                  12.53                1.05                 (1.17)              (.12)
December 31, 1993                                  11.17                 .73                  1.37               2.10
December 31, 1992                                  10.12                1.26                   .59               1.85
 ........................................................................................................................
Putnam VT International Growth Fund
June 30, 1997+ ******                             $10.00               $ .14(a)(b)           $1.43              $1.57
 ........................................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1997+ ******                             $10.00               $ .19(a)(b)           $1.38              $1.57
 ........................................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1997+ ******                             $10.00               $ .04(a)(b)           $1.13              $1.17
------------------------------------------------------------------------------------------------------------------------
See page 116 for Notes to Financial Highlights.


Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------------
                                                Less Distributions:
                                                                    From                In Excess
                                                From                Net                 of Net
                                                Net                 Realized            Realized          Return
                                                Investment          Gain on             Gain on           of
Period ended                                    Income              Investments         Investments       Capital
-----------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund
June 30, 1997+                                   $(.22)               $   --              $  --            $--
December 31, 1996                                 (.15)                   --                 --             --
December 31, 1995*****                              --                    --                 --             --
 .................................................................................................................
Putnam VT Diversified Income Fund
June 30, 1997+                                   $(.63)               $ (.10)             $  --            $--
December 31, 1996                                 (.67)                   --                 --             --
December 31, 1995                                 (.51)                   --                 --             --
December 31, 1994                                 (.06)                   --                 --             --
December 31, 1993***                                --                    --                 --             --
 .................................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1997+                                   $(.60)               $(1.02)             $  --            $--
December 31, 1996                                 (.44)                 (.83)                --             --
December 31, 1995                                 (.25)                   --                 --             --
December 31, 1994                                 (.29)                 (.43)              (.02)            --
December 31, 1993                                 (.55)                 (.25)                --             --
December 31, 1992                                 (.42)                 (.19)                --             --
 .................................................................................................................
Putnam VT Global Growth Fund
June 30, 1997+                                   $(.41)               $ (.44)             $  --            $--
December 31, 1996                                 (.25)                 (.57)                --             --
December 31, 1995                                 (.11)                 (.24)                --             --
December 31, 1994                                 (.05)                 (.02)                --             --
December 31, 1993                                 (.16)                   --                 --             --
December 31, 1992                                 (.09)                   --                 --             --
 .................................................................................................................
Putnam VT Growth and Income Fund
June 30, 1997+                                   $(.52)               $(1.27)             $  --            $--
December 31, 1996                                 (.51)                 (.89)                --             --
December 31, 1995                                 (.51)                 (.30)                --             --
December 31, 1994                                 (.38)                 (.58)                --             --
December 31, 1993                                 (.39)                 (.37)                --             --
December 31, 1992                                 (.42)                 (.41)                --             --
 .................................................................................................................
Putnam VT High Yield Fund
June 30, 1997+                                   $(.94)               $ (.11)             $  --            $--
December 31, 1996                                 (.91)                   --                 --             --
December 31, 1995                                (1.05)                   --                 --             --
December 31, 1994                                 (.79)                 (.14)              (.02)            --
December 31, 1993                                 (.74)                   --                 --             --
December 31, 1992                                 (.80)                   --                 --             --
 .................................................................................................................
Putnam VT International Growth Fund
June 30, 1997+ ******                              $--                $   --              $  --            $--
 .................................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1997+ ******                              $--                $   --              $  --            $--
 .................................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1997+ ******                              $--                $   --              $  --            $--
-----------------------------------------------------------------------------------------------------------------
See page 116 for Notes to Financial Highlights.


Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------------
                                                                                    Total
                                                                                    Investment
                                                                                    Return at      Net Assets,
                                                Total            Net Asset Value,   Net Asset      End of Period
Period ended                                    Distributions    End of Period      Value (%)(c)   (in thousands)
-----------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund
June 30, 1997+                                    $ (.22)            $11.51            6.77          $  149,538
December 31, 1996                                   (.15)             11.01            9.10             130,548
December 31, 1995*****                                --              10.23            2.30 *            25,045
 .................................................................................................................
Putnam VT Diversified Income Fund
June 30, 1997+                                    $ (.73)            $10.78            2.34          $  549,349
December 31, 1996                                   (.67)             11.27            8.81             494,811
December 31, 1995                                   (.51)             11.03           19.13             303,721
December 31, 1994                                   (.06)              9.74           (4.23)            215,935
December 31, 1993***                                  --              10.23            2.30 *            80,449
 .................................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1997+                                    $(1.62)            $17.72           13.04          $  883,926
December 31, 1996                                  (1.27)             17.25           15.62             747,734
December 31, 1995                                   (.25)             16.15           24.71             535,666
December 31, 1994                                   (.74)             13.19           (2.50)            414,223
December 31, 1993                                   (.80)             14.29           17.48             297,307
December 31, 1992                                   (.61)             12.92            6.29             134,667
 .................................................................................................................
Putnam VT Global Growth Fund
June 30, 1997+                                    $ (.85)            $18.62           16.08          $1,641,037
December 31, 1996                                   (.82)             16.88           17.20           1,344,887
December 31, 1995                                   (.35)             15.18           15.67             831,593
December 31, 1994                                   (.07)             13.48            (.96)            669,821
December 31, 1993                                   (.16)             13.68           32.40             352,786
December 31, 1992                                   (.09)             10.48            (.36)             86,854
 .................................................................................................................
Putnam VT Growth and Income Fund
June 30, 1997+                                    $(1.79)            $26.41           15.78          $7,354,941
December 31, 1996                                  (1.40)             24.56           21.92           5,679,100
December 31, 1995                                   (.81)             21.47           36.71           3,312,306
December 31, 1994                                   (.96)             16.44             .35           1,907,380
December 31, 1993                                   (.76)             17.38           14.27           1,407,382
December 31, 1992                                   (.83)             15.93            9.75             641,508
 .................................................................................................................
Putnam VT High Yield Fund
June 30, 1997+                                    $(1.05)            $12.61            5.86          $  873,785
December 31, 1996                                   (.91)             12.96           12.81             769,918
December 31, 1995                                  (1.05)             12.37           18.32             498,467
December 31, 1994                                   (.95)             11.46            (.94)            327,119
December 31, 1993                                   (.74)             12.53           19.57             291,737
December 31, 1992                                   (.80)             11.17           18.98             118,804
 .................................................................................................................
Putnam VT International Growth Fund
June 30, 1997+ ******                             $   --             $11.57           15.70          $   82,735
 .................................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1997+ ******                             $   --             $11.57           15.70          $  110,782
 .................................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1997+ ******                             $   --             $11.17           11.70          $   84,744
-----------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------------

                                                                     Ratio of Net
                                                Ratio of             Investment                        Average
                                                Expenses             Income to                         commission
                                                to Average Net       Average Net        Portfolio      rate
Period ended                                    Assets(%)(d)         Assets(%)          Turnover(%)    paid (e)
-----------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund
June 30, 1997+                                      .51*               .44*                55.83*       $.0170
December 31, 1996                                  1.23                .84                 66.10         .0197
December 31, 1995*****                              .81 (b)*           .72 (b)*            67.72 *
 .................................................................................................................
Putnam VT Diversified Income Fund
June 30, 1997+                                      .40*              3.65*               139.49*
December 31, 1996                                   .83               7.45                235.53
December 31, 1995                                   .85               7.85                297.17
December 31, 1994                                   .80               7.60                165.17
December 31, 1993***                                .28 *             1.45 *               40.83 *
 .................................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1997+                                      .39*              1.58*                89.46*       $.0411
December 31, 1996                                   .83               3.08                165.03         .0475
December 31, 1995                                   .84               3.31                150.88
December 31, 1994                                   .76               3.19                150.21
December 31, 1993                                   .72               3.28                192.48
December 31, 1992                                   .79               3.84                141.87
 .................................................................................................................
Putnam VT Global Growth Fund
June 30, 1997+                                      .37*               .57*                76.48*       $.0237
December 31, 1996                                   .76               1.25                 79.18         .0318
December 31, 1995                                   .75               1.49                 82.53
December 31, 1994                                   .77               1.21                 41.55
December 31, 1993                                   .75               1.38                 47.00
December 31, 1992                                   .85               1.82                 59.68
 .................................................................................................................
Putnam VT Growth and Income Fund
June 30, 1997+                                      .26*              1.22*                23.42*       $.0501
December 31, 1996                                   .54               2.90                 39.57         .0517
December 31, 1995                                   .57               3.34                 50.87
December 31, 1994                                   .62               3.64                 46.43
December 31, 1993                                   .64               3.49                 62.63
December 31, 1992                                   .69               3.79                 39.58
 .................................................................................................................
Putnam VT High Yield Fund
June 30, 1997+                                      .36*              4.75*                47.18*
December 31, 1996                                   .76               9.57                 62.72
December 31, 1995                                   .79               9.42                 69.78
December 31, 1994                                   .74               9.79                 62.09
December 31, 1993                                   .67               9.88                 85.59
December 31, 1992                                   .71              11.53                 84.24
 .................................................................................................................
Putnam VT International Growth Fund
June 30, 1997+ ******                               .59 (b)*          1.37 (b)*            46.09*       $.0440
 .................................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1997+ ******                               .60 (b)*          1.63 (b)*            35.49*       $.0354
 .................................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1997+ ******                               .79 (b)*           .37 (b)*            47.43*       $.0247
-----------------------------------------------------------------------------------------------------------------




PUTNAM VARIABLE TRUST
Financial Highlights
-------------------------------------------------------------------------------------------------------
                                           Investment Operations
                                                                            Net
                                                                            Realized and
                                                                            Unrealized
                                           Net Asset Value,  Net            Gain (Loss)      Total from
                                           Beginning of      Investment     on               Investment
Period ended                               Period            Income         Investments      Operations
-------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 1997+                               $ 1.00           $.0249           $  --          $.0249
December 31, 1996                              1.00            .0497              --           .0497
December 31, 1995                              1.00            .0533              --           .0533
December 31, 1994                              1.00            .0377              --           .0377
December 31, 1993                              1.00            .0276              --           .0276
December 31, 1992                              1.00            .0352              --           .0352
 .......................................................................................................
Putnam VT New Opportunities Fund
June 30, 1997+                               $17.22            $  --           $1.73            1.73
December 31, 1996                             15.63             (.01)           1.60            1.59
December 31, 1995                             10.82               --            4.84            4.84
December 31, 1994****                         10.00               -- (b)         .82             .82
 .......................................................................................................
Putnam VT New Value Fund
June 30, 1997+ ******                        $10.00           $  .11(a)(b)     $1.08            1.19
 .......................................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
June 30, 1997+                               $13.21           $  .44           $(.10)            .34
December 31, 1996                             13.74              .81            (.52)            .29
December 31, 1995                             12.22              .81            1.56            2.37
December 31, 1994                             13.53              .81           (1.24)           (.43)
December 31, 1993                             12.85              .63             .78            1.41
December 31, 1992                             12.57              .60             .28             .88
 .......................................................................................................
Putnam VT Utilities Growth and
  Income Fund
June 30, 1997+                               $14.80           $  .25           $ .66             .91
December 31, 1996                             13.28              .54            1.49            2.03
December 31, 1995                             10.68              .53            2.65            3.18
December 31, 1994                             12.00              .60           (1.44)           (.84)
December 31, 1993                             10.71              .30            1.13            1.43
December 31, 1992**                           10.00              .15 (b)         .56             .71
 .......................................................................................................
Putnam VT Vista Fund
June 30, 1997+ ******                        $10.00           $  .01 (a)(b)    $1.03            1.04
 .......................................................................................................
Putnam VT Voyager Fund
June 30, 1997+                               $32.53           $  .07           $3.42            3.49
December 31, 1996                             30.50              .09            3.75            3.84
December 31, 1995                             22.20              .10            8.76            8.86
December 31, 1994                             22.41              .07             .14             .21
December 31, 1993                             19.21              .04            3.50            3.54
December 31, 1992                             17.94              .07            1.72            1.79
-------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------
                                           Less Distributions:
                                                             From           In Excess
                                           From              Net            of Net
                                           Net               Realized       Realized         Return
                                           Investment        Gain on        Gain on          of
Period ended                               Income            Investments    Investments      Capital
-----------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 1997+                              $(.0249)           $   --           $--           $--
December 31, 1996                            (.0497)               --            --            --
December 31, 1995                            (.0533)               --            --            --
December 31, 1994                            (.0377)               --            --            --
December 31, 1993                            (.0276)               --            --            --
December 31, 1992                            (.0352)               --            --            --
 .....................................................................................................
Putnam VT New Opportunities Fund
June 30, 1997+                              $    --            $   --           $--           $--
December 31, 1996                                --                --            --            --
December 31, 1995                                --              (.02)    -                  (.01)
December 31, 1994****                            --                --            --            --
 .....................................................................................................
Putnam VT New Value Fund
June 30, 1997+ ******                       $    --            $   --           $--           $--
 .....................................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
June 30, 1997+                              $  (.85)           $   --           $--           $--
December 31, 1996                              (.82)               --            --            --
December 31, 1995                              (.85)               --            --            --
December 31, 1994                              (.66)             (.22)           --            --
December 31, 1993                              (.61)             (.12)           --            --
December 31, 1992                              (.54)             (.06)           --            --
 .....................................................................................................
Putnam VT Utilities Growth and
  Income Fund
June 30, 1997+                              $  (.55)           $ (.75)           $--          $--
December 31, 1996                              (.51)               --            --            --
December 31, 1995                              (.58)               --            --            --
December 31, 1994                              (.35)             (.12)         (.01)           --
December 31, 1993                              (.12)             (.02)           --            --
December 31, 1992**                              --                --            --            --
 .....................................................................................................
Putnam VT Vista Fund
June 30, 1997+ ******                       $    --            $   --           $--           $--
 .....................................................................................................
Putnam VT Voyager Fund
June 30, 1997+                              $  (.07)           $(1.49)          $--           $--
December 31, 1996                              (.13)            (1.68)           --            --
December 31, 1995                              (.07)             (.49)           --            --
December 31, 1994                              (.05)             (.37)           --            --
December 31, 1993                              (.07)             (.27)           --            --
December 31, 1992                              (.08)             (.44)           --            --
-----------------------------------------------------------------------------------------------------



Financial Highlights (continued)

-------------------------------------------------------------------------------------------------------------
                                                                              Total
                                                                              Investment
                                                                              Return at        Net Assets,
                                         Total             Net Asset Value,   Net Asset        End of Period
Period ended                             Distributions     End of Period      Value (%)(c)     (in thousands)
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 1997+                             $(.0249)           $ 1.00             2.52            $  498,339
December 31, 1996                           (.0497)             1.00             5.08               437,132
December 31, 1995                           (.0533)             1.00             5.46               263,213
December 31, 1994                           (.0377)             1.00             3.82               244,064
December 31, 1993                           (.0276)             1.00             2.79               129,329
December 31, 1992                           (.0352)             1.00             3.57               105,694
 .............................................................................................................
Putnam VT New Opportunities Fund
June 30, 1997+                             $    --            $18.95            10.05            $2,083,555
December 31, 1996                               --             17.22            10.17             1,674,197
December 31, 1995                             (.03)            15.63            44.87               515,109
December 31, 1994****                           --             10.82             8.20 *              68,592
 .............................................................................................................
Putnam VT New Value Fund
June 30, 1997+ ******                      $    --            $11.19            11.90            $  114,520
 .............................................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
June 30, 1997+                             $  (.85)           $12.70             2.81            $  758,724
December 31, 1996                             (.82)            13.21             2.42               778,924
December 31, 1995                             (.85)            13.74            20.44               747,024
December 31, 1994                             (.88)            12.22            (3.23)              640,458
December 31, 1993                             (.73)            13.53            11.28               735,386
December 31, 1992                             (.60)            12.85             7.49               435,906
 .............................................................................................................
Putnam VT Utilities Growth and
  Income Fund
June 30, 1997+                             $ (1.30)           $14.41             6.85            $  697,801
December 31, 1996                             (.51)            14.80            15.80               657,429
December 31, 1995                             (.58)            13.28            31.08               530,461
December 31, 1994                             (.48)            10.68            (7.02)              384,169
December 31, 1993                             (.14)            12.00            13.42               443,281
December 31, 1992**                             --             10.71             7.10 *              83,522
 .............................................................................................................
Putnam VT Vista Fund
June 30, 1997+ ******                      $    --            $11.04            10.40            $   91,068
 .............................................................................................................
Putnam VT Voyager Fund
June 30, 1997+                             $ (1.56)           $34.46            11.56            $3,835,546
December 31, 1996                            (1.81)            32.53            12.97             3,281,490
December 31, 1995                             (.56)            30.50            40.67             2,000,232
December 31, 1994                             (.42)            22.20             1.04             1,026,972
December 31, 1993                             (.34)            22.41            18.70               675,198
December 31, 1992                             (.52)            19.21            10.36               317,225
-------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)

-----------------------------------------------------------------------------------------------------------
                                                              Ratio of Net
                                           Ratio of           Investment                         Average
                                           Expenses           Income to                          commission
                                           to Average Net     Average Net       Portfolio        rate
Period ended                               Assets(%)(d)       Assets(%)         Turnover(%)      paid (e)
-----------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 1997+                                 .27*             2.49*                --*
December 31, 1996                              .53              4.93                 --
December 31, 1995                              .57              5.43                 --
December 31, 1994                              .55              3.90                 --
December 31, 1993                              .42              2.77                 --
December 31, 1992                              .48              3.49                 --
 ...........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1997+                                 .32*               --*             34.75*           $.0475
December 31, 1996                              .72              (.13)             57.94             .0488
December 31, 1995                              .84              (.03)             30.87
December 31, 1994****                          .47 (b)*          .03 (b)*         32.77 *
 ...........................................................................................................
Putnam VT New Value Fund
June 30, 1997+ ******                          .49 (b)*         1.06 (b)*         18.76*           $.0330
 ...........................................................................................................
Putnam VT U.S. Government and High
  Quality Bond Fund
June 30, 1997+                                 .33*             3.31*             97.72*
December 31, 1996                              .69              6.48             142.49
December 31, 1995                              .70              6.22             149.18
December 31, 1994                              .67              6.24             118.34
December 31, 1993                              .64              6.16              94.01
December 31, 1992                              .70              6.98              45.82
 ...........................................................................................................
Putnam VT Utilities Growth and
  Income Fund
June 30, 1997+                                 .37*             1.85*             32.93*           $.0457
December 31, 1996                              .73              4.22              61.94             .0475
December 31, 1995                              .68              4.72              60.33
December 31, 1994                              .68              5.23              84.88
December 31, 1993                              .69              5.02              50.79
December 31, 1992**                            .64 (b)*         3.43 (b)*         19.29 *
 ...........................................................................................................
Putnam VT Vista Fund
June 30, 1997+ ******                          .52 (b)*          .05 (b)*         23.09*           $.0331
 ...........................................................................................................
Putnam VT Voyager Fund
June 30, 1997+                                 .30*              .23*             27.99*           $.0537
December 31, 1996                              .63               .36              63.87             .0544
December 31, 1995                              .68               .49              57.51
December 31, 1994                              .71               .40              62.44
December 31, 1993                              .66               .33              55.85
December 31, 1992                              .75               .56              48.17
-----------------------------------------------------------------------------------------------------------

Notes to Financial Highlights
-----------------------------------------------------------------------------------------------------------
     + Unaudited.
     * Not annualized.
    ** For the period May 4, 1992 (commencement of operations) to December 31, 1992.
   *** For the period September 15, 1993 (commencement of operations) to December 31, 1993.
  **** For the period May 2, 1994 (commencement of operations) to December 31, 1994.
 ***** For the period May 1, 1995 (commencement of operations) to December 31, 1995.
****** For the period January 2, 1997 (commencement of operations) to June 30, 1997.
(a)    Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(b)    Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT
       International New Opportunities Fund, Putnam VT New Value Fund and Putnam VT Vista Fund for the
       period ended June 30, 1997 reflect a reduction of approximately $0.01, $ 0.02, $0.03, $ -- and
       $ -- per share respectively, expenses of Putnam VT Asia Pacific Growth Fund for the period ended December 31, 1995 reflect a reduction of approximately $0.03 per share, expenses of Putnam
       VT New Opportunities Fund for the period ended December 31, 1994 reflect a reduction of approximately
       $0.02 per share, and expenses of Putnam VT Utilities Growth and Income Fund for the period ended
       December 31, 1992 reflect a reduction of approximately $0.01 per share.
(c)    Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(d)    The ratio of expenses to average net assets for the periods ended December 31, 1995, and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).
(e)    Certain funds are required to disclose the average commission rate paid per share for fiscal periods beginning on or after September 1, 1995.



PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 1997 (Unaudited)

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Utilities Growth and Income Fund, which is non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The Trust currently offers the following sixteen funds: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund. The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported--as in the case of some securities traded over-the-counter--the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. (See Sections H and I with respect to the valuation of futures and options, forward currency contracts.)

The valuation of Putnam VT Money Market Fund's portfolio is determined by means of the amortized cost method, which approximates market value, as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the funds' Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through their custodian, receive delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) TBA purchase commitments Each fund, (except for Putnam VT Money Market
Fund) may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) TBA sale commitments Each fund, (except Putnam VT Money Market Fund) may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by a fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

G) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Trust after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities, other than investments, at the period end, resulting from changes in the exchange rate.

H) Forward currency contracts Each fund, (except Putnam VT Money Market
Fund), may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

I) Futures and options contracts Each fund (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund) may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund) may also write options on securities it owns or which it invests to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

J) Federal income taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

At December 31, 1996 the following funds had capital loss carryovers, which will expire on the following dates:

                              Loss Carryover         Expiration Date
--------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund                      $   202,000       December 31, 2003
                                   1,720,000       December 31, 2004
Putnam VT New
Opportunities Fund                 1,756,000       December 31, 2003
                                  24,242,000       December 31, 2004
Putnam VT U.S. Government and
High Quality Bond Fund             5,831,000       December 31, 2002
--------------------------------------------------------------------

These capital loss carryovers may be used to offset realized gains, if any.

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

L) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

M) Beneficial Interest At June 30, 1997, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 85% to almost 100% of each fund is owned by accounts of one group of insurance companies.


NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES,
AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at June 30, 1997:

                                                                Rate
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                              0.80% of the first $500 million of average net assets,
Putnam VT International Growth Fund                             0.70% of the next $500 million,
Putnam VT International Growth and Income Fund                  0.65% of the next $500 million,
                                                                0.60% of the next $5 billion,
                                                                0.575% of the next $5 billion,
                                                                0.555% of the next $5 billion,
                                                                0.54% of the next $5 billion,
                                                                and 0.53% of any excess thereafter.
 ........................................................................................................................
Putnam VT Global Growth Fund                                    0.60% of average net assets.
 ........................................................................................................................
Putnam VT Money Market Fund                                     0.45% of first $500 million of average net assets,
                                                                0.35% of the next $500 million,
                                                                0.30% of the next $500 million,
                                                                0.25% of the next $5 billion,
                                                                0.225% of the next $5 billion,
                                                                0.205% of the next $5 billion,
                                                                0.19% of the next $5 billion,
                                                                and 0.18% of any excess thereafter.
 ........................................................................................................................
Putnam VT Growth and Income Fund                                0.65% of first $500 million of average net assets,
Putnam VT U.S. Government and High Quality Bond Fund            0.55% of the next $500 million,
Putnam VT Vista Fund                                            0.50% of the next $500 million,
                                                                0.45% of the next $5 billion,
                                                                0.425% of the next $5 billion,
                                                                0.405% of the next $5 billion,
                                                                0.39% of the next $5 billion,
                                                                and 0.38% of any excess thereafter.
 ........................................................................................................................
Putnam VT Diversified Income Fund                               0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund                          0.60% of the next $500 million,
Putnam VT High Yield Fund                                       0.55% of the next $500 million,
Putnam VT New Opportunities Fund                                0.50% of the next $5 billion,
Putnam VT New Value Fund                                        0.475% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund                      0.455% of the next $5 billion,
Putnam VT Voyager Fund                                          0.44% of the next $5 billion,
                                                                and 0.43% of any excess thereafter.
 ........................................................................................................................
Putnam VT International New Opportunities Fund                  1.20% of the first $500 million of average net assets,
                                                                1.10% of the next $500 million,
                                                                1.05% of the next $500 million,
                                                                1.00% of the next $5 billion.
                                                                0.975% of the next $5 billion,
                                                                0.955% of the next $5 billion,
                                                                0.94% of the next $5 billion,
                                                                and 0.93% of any excess thereafter.
------------------------------------------------------------------------------------------------------------------------


Putnam Management has voluntarily agreed to limit expenses of Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Value Fund and Putnam VT Vista Fund to an annual rate of 1.2%, 1.2%, 1.6%, 1.1% and 1.05%, respectively, of the fund's average daily net assets. The fund's expenses subject to this limitation are exclusive of brokerage, interest, taxes, insurance, amortization of deferred organization expenses, extraordinary expenses and credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc., if any. These limitations will expire on December 31, 1997.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Asia Pacific Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, and, Putnam VT Utilities Growth and Income Fund to the extent permitted by the funds' investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the funds. At June 30, 1997, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The Trust reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended June 30, 1997, each fund's expenses were reduced by the following amounts under expense offset arrangements with PFTC and brokerage service arrangements.

Putnam VT Asia Pacific Growth Fund                          $ 64,021
Putnam VT Diversified Income Fund                             51,368
Putnam VT Global Asset Allocation Fund                        47,650
Putnam VT Global Growth Fund                                 182,937
Putnam VT Growth and Income Fund                             142,850
Putnam VT High Yield Fund                                     75,970
Putnam VT International Growth Fund                           17,104
Putnam VT International Growth and Income Fund                21,580
Putnam VT International New Opportunities Fund                16,032
Putnam VT Money Market Fund                                      829
Putnam VT New Opportunities Fund                             103,571
Putnam VT New Value Fund                                      11,600
Putnam VT U.S. Government and
High Quality Bond Fund                                         3,199
Putnam VT Utilities Growth and Income Fund                    58,393
Putnam VT Vista Fund                                          19,846
Putnam VT Voyager Fund                                       174,529

Investor servicing and custodian fees reported in the Statement of operations exclude these credits. Each fund could have invested a portion of these assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the Trust receive an annual Trustees fee of $12,653 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in each fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 1997, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                       U.S. Government
                                                         Obligations                      Other Securities
-------------------------------------------------------------------------------------------------------------------
                                                   Purchases            Sales          Purchases              Sales
-------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund              $         --     $         --     $   81,822,808     $   71,768,258
Putnam VT Diversified Income Fund                313,709,873      288,380,299        439,473,792        403,361,199
Putnam VT Global Asset Allocation Fund           257,024,112      253,396,705        452,817,369        412,549,719
Putnam VT Global Growth Fund                              --               --      1,201,987,350      1,097,050,160
Putnam VT Growth and Income Fund                          --               --      2,189,351,361      1,464,955,438
Putnam VT High Yield Fund                                 --               --        458,607,346        369,112,291
Putnam VT International Growth Fund                       --               --         84,275,261         11,646,234
Putnam VT International Growth and Income Fund            --               --        110,882,637         15,555,440
Putnam VT International New Opportunities Fund            --               --         94,472,891         21,317,542
Putnam VT New Opportunities Fund                          --               --        823,836,377        637,694,004
Putnam VT New Value Fund                                  --               --        115,208,521         11,422,349
Putnam VT U.S. Government and
High Quality Bond Fund                           521,648,720      500,741,979        285,555,487        237,371,120
Putnam VT Utilities Growth and Income Fund         5,795,564        2,167,789        239,107,050        209,560,366
Putnam VT Vista Fund                                      --               --         91,782,019         12,384,318
Putnam VT Voyager Fund                                    --               --      1,125,304,256        929,162,924


Putnam VT Money Market Fund: Purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated
$5,384,243,959 and $5,329,403,629, respectively.

In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the period are summarized as follows:


                                                             Contract Amounts                     Premiums Received
-------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Written options outstanding at beginning of period             $           --                             $     --
Options opened                                                  5,261,923,200                              302,086
Options closed                                                 (5,253,461,600)                            (172,200)
 ...................................................................................................................
Written options outstanding at end of period                   $    8,461,600                             $129,886
-------------------------------------------------------------------------------------------------------------------
                                                             Contract Amounts                     Premiums Received
-------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
Written options outstanding at beginning of period             $           --                             $      --
Options opened                                                     15,124,000                               232,154
Options expired                                                    (7,562,000)                             (116,077)
 ...................................................................................................................
Written options outstanding at end of period                   $    7,562,000                              $116,077
-------------------------------------------------------------------------------------------------------------------
                                                             Contract Amounts                     Premiums Received
-------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
Written options outstanding at beginning of period             $           --                             $      --
Options opened                                                  2,712,245,700                               133,044
Options closed                                                 (2,708,622,850)                              (77,433)
 ...................................................................................................................
Written options outstanding at end of period                   $    3,622,850                              $ 55,611
-------------------------------------------------------------------------------------------------------------------


NOTE 4
CAPITAL SHARES

At June 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                                 Six months ended June 30            Year ended December 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                          1997                             1996
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Shares           Amount          Shares            Amount
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                     8,366,168     $   90,556,380     21,918,203     $  231,641,486
Shares issued in connection with reinvestment of distributions    257,429          2,664,413         75,653            807,399
 ...............................................................................................................................
                                                                8,623,597         93,220,793     21,993,856        232,448,885
Shares repurchased                                             (7,486,034)       (81,240,363)   (12,587,259)      (133,527,404)
 ...............................................................................................................................
Net increase                                                    1,137,563     $   11,980,430      9,406,597     $   98,921,481
 ...............................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                     5,685,780     $   62,367,315     17,338,498     $  187,840,585
Shares issued in connection with reinvestment of distributions  3,243,553         33,700,503      2,023,693         20,930,343
 ...............................................................................................................................
                                                                8,929,333         96,067,818     19,362,191        208,770,928
Shares repurchased                                             (1,885,336)       (20,573,050)    (3,002,500)       (33,141,384)
 ...............................................................................................................................
Net increase                                                    7,043,997     $   75,494,768     16,359,691       $175,629,544
 ...............................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                     3,282,610     $   57,021,068      7,924,556     $  128,215,964
Shares issued in connection with reinvestment of distributions  4,508,773         72,410,895      2,859,612         43,923,670
 ...............................................................................................................................
                                                                7,791,383        129,431,963     10,784,168        172,139,634
Shares repurchased                                             (1,272,499)       (21,720,257)      (607,406)        (9,718,600)
 ...............................................................................................................................
Net increase                                                    6,518,884     $  107,711,706     10,176,762     $  162,421,034
 ...............................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                    10,087,439     $  174,545,511     28,798,156     $  454,669,574
Shares issued in connection with reinvestment of distributions  4,289,449         69,791,592      3,200,475         48,775,233
 ...............................................................................................................................
                                                               14,376,888        244,337,103     31,998,631        503,444,807
Shares repurchased                                             (5,951,040)      (103,083,246)    (7,105,719)      (112,607,084)
 ...............................................................................................................................
Net increase                                                    8,425,848     $  141,253,857     24,892,912     $  390,837,723
 ...............................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                    29,481,248     $  747,219,148     66,808,703     $1,496,670,876
Shares issued in connection with reinvestment of distributions 18,862,126        441,939,623     11,075,560        236,352,936
 ...............................................................................................................................
                                                               48,343,374      1,189,158,771     77,884,263      1,733,023,812
Shares repurchased                                             (1,063,450)       (27,008,815)      (949,158)       (21,081,086)
 ...............................................................................................................................
Net increase                                                   47,279,924     $1,162,149,956     76,935,105     $1,711,942,726
 ...............................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                    13,366,657     $  166,662,348     24,160,867     $  299,690,321
Shares issued in connection with reinvestment of distributions  5,432,325         64,753,303      3,195,567         37,899,438
 ...............................................................................................................................
                                                               18,798,982        231,415,651     27,356,434        337,589,759
Shares repurchased                                             (8,947,363)      (110,767,051)    (8,235,236)      (102,761,774)
 ...............................................................................................................................
Net increase                                                    9,851,619     $  120,648,600     19,121,198     $  234,827,985
 ...............................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                            --     $  597,470,207             --        833,765,470
Shares issued in connection with reinvestment of distributions         --         12,069,010             --         18,499,897
 ...............................................................................................................................
                                                                       --        609,539,217             --        852,265,367
Shares repurchased                                                     --       (548,332,686)            --       (678,346,365)
 ...............................................................................................................................
Net increase                                                           --     $   61,206,531             --     $  173,919,002
 ...............................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                    22,041,315     $  384,668,544     68,915,384     $1,199,098,629
Shares issued in connection with reinvestment of distributions         --                 --             --                 --
 ...............................................................................................................................
                                                               22,041,315        384,668,544     68,915,384      1,199,098,629
Shares repurchased                                             (9,295,723)      (161,061,615)    (4,655,563)       (79,924,025)
 ...............................................................................................................................
Net increase                                                   12,745,592     $  223,606,929     64,259,821     $1,119,174,604
 ...............................................................................................................................
Putnam VT U.S. Government and High Quality Bond Fund
Shares sold                                                     1,578,827     $   20,206,601      5,831,570     $   75,663,273
Shares issued in connection with reinvestment of distributions  4,021,287         49,260,624      3,626,120         45,290,232
 ...............................................................................................................................
                                                                5,600,114         69,467,225      9,457,690        120,953,505
Shares repurchased                                             (4,865,284)       (62,039,333)    (4,843,984)       (61,970,810)
 ...............................................................................................................................
Net increase                                                      734,830     $    7,427,892      4,613,706     $   58,982,695
 ...............................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                     1,320,432     $   17,730,363      5,898,033     $   79,634,977
Shares issued in connection with reinvestment of distributions  4,346,225         57,978,644      1,621,989         21,053,914
 ...............................................................................................................................
                                                                5,666,657         75,709,007      7,520,022        100,688,891
Shares repurchased                                             (1,653,900)       (22,079,049)    (3,062,600)       (41,058,960)
 ...............................................................................................................................
Net increase                                                    4,012,757     $   53,629,958      4,457,422     $   59,629,931
 ...............................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                     8,461,145     $  276,552,674     33,822,429     $1,078,995,895
Shares issued in connection with reinvestment of distributions  5,526,440        161,925,402      4,259,886        130,310,325
 ...............................................................................................................................
                                                               13,987,585        438,478,076     38,082,315      1,209,306,220
Shares repurchased                                             (3,568,177)      (112,492,654)    (2,778,771)       (85,863,923)
 ...............................................................................................................................
Net increase                                                   10,419,408     $  325,985,422     35,303,544     $1,123,442,297
 ...............................................................................................................................

                                                               For the period January 2, 1997
                                                                (commencement of operations)
                                                                      to June 30, 1997
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Shares sold                                                     6,971,657     $   74,844,730
Shares issued in connection with reinvestment of distributions         --                 --
 ...............................................................................................................................
                                                                6,971,657         74,844,730
Shares repurchased                                                (70,474)          (758,611)
 ...............................................................................................................................
Net increase                                                    6,901,183     $   74,086,119
 ...............................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                     9,625,100     $  102,590,979
Shares issued in connection with reinvestment of distributions         --                 --
 ...............................................................................................................................
                                                                9,625,100        102,590,979
Shares repurchased                                               (299,031)        (3,204,911)
 ...............................................................................................................................
Net increase                                                    9,326,069     $   99,386,068
 ...............................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                     8,004,047     $   82,449,348
Shares issued in connection with reinvestment of distributions         --                 --
 ...............................................................................................................................
                                                                8,004,047         82,449,348
Shares repurchased                                               (668,933)        (6,942,394)
 ...............................................................................................................................
Net increase                                                    7,335,114     $   75,506,954
 ...............................................................................................................................
Putnam VT New Value Fund
Shares sold                                                    10,311,773     $  108,036,144
Shares issued in connection with reinvestment of distributions         --                 --
 ...............................................................................................................................
                                                               10,311,773        108,036,144
Shares repurchased                                               (100,677)        (1,030,253)
 ...............................................................................................................................
Net increase                                                   10,211,096     $  107,005,891
 ...............................................................................................................................
Putnam VT Vista Fund
Shares sold                                                     9,033,796     $   92,353,240
Shares issued in connection with reinvestment of distributions         --                 --
 ...............................................................................................................................
                                                                9,033,796         92,353,240
Shares repurchased                                             (1,031,428)       (10,452,042)
 ...............................................................................................................................
Net increase                                                    8,002,368     $   81,901,198
-------------------------------------------------------------------------------------------------------------------------------
* Putnam VT Money Market Fund transactions were at a constant net asset value of $1.00 per share.


NOTE 5
INITIAL CAPITALIZATION AND OFFERING OF SHARES

On January 1, 1997 the Trust established the following new funds to the series. Prior to January 2, 1997, these funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

Fund name                                         Capital contribution      Shares issued
--------------------------------------------------------------------------------------------
Putnam VT International Growth and Income              $2,500,000              250,000
Putnam VT International Growth                          2,500,000              250,000
Putnam VT International New Opportunities               2,500,000              250,000
Putnam VT Vista                                         2,500,000              250,000
Putnam VT New Value                                       250,000              25,000




Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

The Hartford Life Insurance Companies
Variable Insurance Separate Accounts

FUND INFORMATION
Investment Manager
Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
Putnam Fiduciary
Trust Company

Legal Counsel
Ropes & Gray

Independent Accountants
Arthur Andersen LLP
Price Waterhouse LLP

Separate Accounts
Hartford Life Insurance Companies

Underwriter
Hartford Equity Sales Company, Inc. (HESCO)

Trustees
George Putnam, Chairman,
William F. Pounds, Vice Chairman,
James Adkins Baxter, Hans H. Estin,
John A. Hill, Ronald J. Jackson,
Elizabeth T. Kennan, Lawrence J. Lasser,
Robert E. Patterson, Donald S. Perkins,
George Putnam, III,  A.J.C. Smith,
W. Nicholas Thorndike

-------------------
BULK RATE
U.S. Postage
Paid
Permit No. 1
Hartford, CT
-------------------


PUTNAM INVESTMENTS

This report has been prepared for the contract owners of Putnam Capital Manager variable insurance separate accounts issued by the Hartford Life Insurance Companies. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the separate accounts' policies, charges, and other matters of interest for the prospective investor.

36217       8/97
HL-12010-18